       As filed with the United States Securities and Exchange Commission on February 11, 2008


                                              1933 Act Registration No. 33-57340
                                              1940 Act Registration No. 811-7452

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                     ---

Pre-Effective Amendment No.___________
                                                                     ---


Post-Effective Amendment No.   34                                     X
                            --------                                 ---


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

   Amendment No.   33                                                 X
                  ----                                               ---



                          AIM VARIABLE INSURANCE FUNDS
      --------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


            11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
      --------------------------------------------------------------------
          (Address of Principal Executive Offices)       (Zip Code)

      Registrant's Telephone Number, including Area Code    (713) 626-1919
                                                            --------------
                             John M. Zerr, Esquire
            11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
      --------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:


 Margaret Gallardo-Cortez, Esquire           Christian A. Szautner, Esquire
       A I M Advisors, Inc.              Ballard Spahr Andrews & Ingersoll, LLP
   11 Greenway Plaza, Suite 100              1735 Market Street, 51st Floor
    Houston, Texas  77046-1173           Philadelphia, Pennsylvania  19103-7599








Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment.


It is proposed that this filing will become effective (check appropriate box)


        immediately upon filing pursuant to paragraph (b)
------

        on (date) pursuant to paragraph (b)
------

        60 days after filing pursuant to paragraph (a)(1)
------

  X     on May 1, 2008 pursuant to paragraph (a)(1)
------

        75 days after filing pursuant to paragraph (a)(2)
------
        on (date) pursuant to paragraph (a)(2) of Rule 485.
------


If appropriate, check the following:

______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                    AIM V.I. BASIC BALANCED FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Basic Balanced Fund's investment objective is long-term growth of capital and current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            7

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Payments to Insurance Companies                      9

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES

--------------------------------------------------------------------------------
The fund's investment objective is long-term growth of capital and current income. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund invests without regard to market capitalization. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities. The fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives.


    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies.


    In selecting equity securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:



- Buy business trading at a significant discount to portfolio managers' estimate of intrinsic value. A company's market price must generally offer 50% appreciation potential to estimated intrinsic value over a 2 to 3 year time period.



- Emphasize quality businesses with potential to grow intrinsic value over time. We seek established companies which we believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.



    They estimate a company's intrinsic value primarily by taking the present value of projected future free cash flows (i.e. the excess cash generated by the business after considering all cash inflows and outflows to operate the business). They believe this intrinsic value represents the fair economic worth of the business and a value that an informed buyer would pay to acquire the entire company for cash. They check this valuation method with long-run absolute valuation characteristics (including price-to-earnings ratio and price-to-book value ratio) adjusted for the prevailing inflation and interest rate environment.


    The portfolio managers will consider selling a security to capitalize on a more attractive investment opportunity, if a security is trading significantly above the portfolio managers' estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.


    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND

--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.
    The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.
    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)

--------------------------------------------------------------------------------

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                      ANNUAL
YEAR ENDED                                                             TOTAL
DECEMBER 31                                                           RETURNS
-----------                                                        -------------
1999.............................................................      19.31%
2000.............................................................      -4.20%
2001.............................................................     -11.42%
2002.............................................................     -17.10%
2003.............................................................      16.36%
2004.............................................................       7.52%
2005.............................................................       5.29%
2006.............................................................      10.55%
2007.............................................................



    During the periods shown in the bar chart, the highest quarterly return was [15.67% (quarter ended December 31, 1999)] and the lowest quarterly return was [-11.97% (quarter ended September 30, 2001)]. For periods prior to July 1, 2005, performance shown above relates to the fund before changing its investment objective and strategy with an emphasis on purchasing debt securities for both growth of capital and current income.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
(for the periods ended                                SINCE      INCEPTION
December 31, 2007)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund           %         %          %    05/01/98
S&P 500--Registered
  Trademark-- Index(1,2)                                    (3)  04/30/98(3)
Custom Basic Balanced
  Index(1,2,4)                                              (3)  04/30/98(3)
Lipper VUF Mixed-Asset Target
  Allocation Moderate Funds
  Index(1,2,5)                                              (3)  04/30/98(3)
--------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Custom Basic Balanced Index as its style specific index because the fund believes the Custom Balanced Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Mixed-Asset Target Allocation Moderate Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(4) The Custom Basic Balanced Index is an index created by Invesco Aim Advisors, Inc. to benchmark the fund. The index consists of the following indices: 60% Russell 1000--Registered Trademark-- Value Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000--Registered Trademark-- Value Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company. The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities.


(5) The Lipper VUF Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted representation of the largest variable insurance underlying moderate funds in the Lipper Mixed-Asset Target Allocation Moderate Funds category. These funds, by portfolio practice, maintain a mix between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)          SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(2,4)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through December 31, 2009, the fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, where in the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.62% (for average net assets up to $150 million) to 0.45% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund               $        $         $         $
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SERIES I                        YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------

SERIES I                        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown above.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc, (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Bret W. Stanley, (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1998. As the lead manager, Mr. Stanley generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1999.



- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with Invesco Aim and/or its affiliates since 1999.



- Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Aim and/or its affiliates since 1996.



- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1998.



- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 2001.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:

  (1)  trade activity monitoring; and
  (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------


company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------


fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by           , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                     SERIES I
                                                              ------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------
                                                               2007          2006       2005       2004       2003
                                                              -------       -------    -------    -------    -------
Net asset value, beginning of period                          $             $          $          $          $
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
====================================================================================================================
    Total from investment operations
====================================================================================================================
Less dividends from net investment income
====================================================================================================================
Net asset value, end of period                                $             $          $          $          $
____________________________________________________________________________________________________________________
====================================================================================================================
Total return                                                         %             %          %          %          %
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $          $          $          $
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     %             %          %          %          %
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  %             %          %          %          %
====================================================================================================================
Ratio of net investment income to average net assets                 %             %          %          %          %
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                              %             %          %          %          %
____________________________________________________________________________________________________________________
====================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
BY TELEPHONE:       (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Basic Balanced Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------

invescoaim.com     VIBBA-PRO-1

                                                    AIM V.I. BASIC BALANCED FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


SERIES II SHARES

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Basic Balanced Fund's investment objective is long-term growth of capital and current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                                                --Registered Trademark--

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------

FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisors                                         7

Advisor Compensation                                 7

Portfolio Managers                                   8

OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8

Excessive Short-Term Trading Activity
  Disclosures                                        9

Trade Activity Monitoring                            9

Fair Value Pricing                                   9

Risks                                                9

Pricing of Shares                                    9

Taxes                                               11

Dividends and Distributions                         11

Share Classes                                       11

Distribution Plan                                   11

Payments to Insurance Companies                     11

FINANCIAL HIGHLIGHTS                                13
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.


    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
The fund's investment objective is long-term growth of capital and current income. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds. The fund invests without regard to market capitalization. The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities. The fund will invest at least 25% and a maximum of 70% of its total assets in investment-grade non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities and up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives.


    In selecting the percentages of assets to be invested in equity or debt securities, the portfolio managers consider such factors as general market and economic conditions, as well as trends, yields, interest rates and changes in fiscal and monetary policies. The portfolio managers will purchase debt securities for both capital appreciation and income, and to provide portfolio diversification.


    In selecting equity securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:



  - Buy business trading at a significant discount to portfolio managers' estimate of intrinsic value. A company's market price must generally offer 50% appreciation potential to estimated intrinsic value over a 2 to 3 year time period.



  - Emphasize quality businesses with potential to grow intrinsic value over time. We seek established companies which we believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.


    They estimate a company's intrinsic value primarily by taking the present value of projected future free cash flows (i.e. the excess cash generated by the business after considering all cash inflows and outflows to operate the business). They believe this intrinsic value represents the fair economic worth of the business and a value that an informed buyer would pay to acquire the entire company for cash. They check this valuation method with long-run absolute valuation characteristics (including price-to-earnings ratio and price-to-book value ratio) adjusted for the prevailing inflation and interest rate environment.


    The portfolio managers will consider selling a security to capitalize on a more attractive investment opportunity, if a security is trading significantly above the portfolio managers' estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.


    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from the fund may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Interest rate increases may cause the price of a debt security to decrease; the longer a debt security's duration, the more sensitive it is to this risk. The issuer of a security may default or otherwise be unable to honor a financial obligation.
    The values of convertible securities in which the fund invests may also be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest or dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.
    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1999*.................................................................   19.01%
2000*.................................................................   -4.44%
2001*.................................................................  -11.65%
2002**................................................................  -17.30%
2003..................................................................   16.15%
2004..................................................................    7.24%
2005..................................................................    5.00%
2006..................................................................   10.26%
2007..................................................................


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.

** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is January 24, 2002.



    During the periods shown in the bar chart, the highest quarterly return was [15.60% (quarter ended December 31, 1999)] and the lowest quarterly return was [-12.03% (quarter ended September 30, 2001)]. For periods prior to July 1, 2005, performance shown above relates to the fund before changing its investment objective and strategy with an emphasis on purchasing debt securities for both growth of capital and current income.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
                                                                 SERIES I
(for the periods ended                                SINCE      INCEPTION
December 31, 2007)              1 YEAR     5 YEARS    INCEPTION    DATE
--------------------------------------------------------------------------
AIM V.I. Basic Balanced
  Fund(1)                             %          %          %    05/01/98
S&P 500--Registered
  Trademark-- Index(2,3)                                         04/30/98(4)
Custom Balanced Index(2,3,5)                                     04/30/98(4)
Lipper VUF Mixed-Asset Target
  Allocation Moderate Funds
  Index(2,3,6)                                                   04/30/98(4)
--------------------------------------------------------------------------



(1) The returns shown for the one year and five year periods are the historical performance of the fund's Series II shares. The return shown for the since inception period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is January 24, 2002.


(2) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Custom Basic Balanced Index as its style specific index because the fund believes the Custom Balanced Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Mixed-Asset Target Allocation Moderate Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(3) The indices may not reflect payment of fees, expenses or taxes.
(4) The average annual total return given is since the inception month-end closest to the inception date of the fund's Series I shares.

(5) The Custom Basic Balanced Index is an index created by Invesco Aim Advisors, Inc. to benchmark the fund. The index consists of the following indices: 60% Russell 1000--Registered Trademark-- Value Index and 40% Lehman Brothers U.S. Aggregate Bond Index. The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000--Registered Trademark-- Value Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company. The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities.


(6) The Lipper VUF Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted representation of the largest variable insurance underlying moderate funds in the Lipper Mixed-Asset Target Allocation Moderate Funds category. These funds, by portfolio practice, maintain a mix between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from your investment)                     SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          N/A
Maximum Deferred Sales Charge (Load)                                 N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)      SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees(2)                                                      %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(2,4)

Net Annual Fund Operating Expenses
-------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through December 31, 2009, the fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.62% (for average net assets up to $150 million) to 0.45% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.16% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund                $        $         $         $
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


         SERIES II              YEAR 1         YEAR 2      YEAR 3      YEAR 4      YEAR 5
-------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %              %           %           %           %
Cumulative Return Before
  Expenses                             %              %           %           %           %
Cumulative Return After
  Expenses                             %              %           %           %           %
End of Year Balance           $              $           $           $           $
Estimated Annual Expenses     $              $           $           $           $
-------------------------------------------------------------------------------------------

         SERIES II              YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
Annual Expense Ratio(1)                %           %           %           %           %
Cumulative Return Before
  Expenses                             %           %           %           %           %
Cumulative Return After
  Expenses                             %           %           %           %           %
End of Year Balance           $           $           $           $           $
Estimated Annual Expenses     $           $           $           $           $
-------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown above.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of   % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------


PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1998. As the lead manager, Mr. Stanley generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1999.



- Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with Invesco Aim and/or its affiliates since 1999.



- Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Aim and/or its affiliates since 1996.



- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1998.



- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 2001.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:

    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products.
    The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES


The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                          ----------------------------
                          AIM V.I. BASIC BALANCED FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by           , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                  SERIES II
                                                              -------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------
                                                               2007         2006      2005      2004      2003
                                                              ------       ------    ------    ------    ------
Net asset value, beginning of period                                       $         $         $         $
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
===============================================================================================================
    Total from investment operations
===============================================================================================================
Less dividends from net investment income
===============================================================================================================
Net asset value, end of period                                             $         $         $         $
_______________________________________________________________________________________________________________
===============================================================================================================
Total return                                                                     %         %         %         %
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                   $         $         $         $
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                 %         %         %         %
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                              %         %         %         %
===============================================================================================================
Ratio of net investment income to average net assets                             %         %         %         %
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                                          %         %         %         %
_______________________________________________________________________________________________________________
===============================================================================================================

                                                       AIM V.I. BASIC VALUE FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


SERIES I SHARES

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Basic Value Fund's investment objective is long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    3
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4
Expense Example                                      4
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5
Advisor Compensation                                 6
Portfolio Managers                                   6
OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7
Excessive Short-Term Trading Activity
  Disclosures                                        7
Trade Activity Monitoring                            7
Fair Value Pricing                                   8
Risks                                                8
Pricing of Shares                                    8
Taxes                                                9
Dividends and Distributions                          9
Share Classes                                        9
Payments to Insurance Companies                      9
FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion. In complying with the fund's 65% investment requirement, the fund will invest primarily in marketable equity securities the portfolio managers believe have the potential for capital growth, and its investments may include synthetic and derivative instruments. Synthetic and derivative instruments are investments that have economic characteristics similar to the fund's direct investments. Synthetic and derivative instruments that the fund may invest in include futures contracts, option contracts, and equity linked derivatives. Synthetic and derivative instruments may have the effect of leveraging the fund's portfolio.
    In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

    - Buy businesses trading at a significant discount to portfolio managers' estimate of intrinsic value. A company's market price must generally offer 50% appreciation potential to estimated intrinsic value over a 2 to 3 year time period.

    - Emphasize quality businesses with potential to grow intrinsic value over time. They seek established companies which they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.
    They estimate a company's intrinsic value primarily by taking the present value of projected future free cash flows (i.e. the excess cash generated by the business after considering all cash inflows and outflows to operate the business). They believe this intrinsic value represents the fair economic worth of the business and a value that an informed buyer would pay to acquire the entire company for cash. They check this valuation method with long-run absolute valuation characteristics (including price-to-earnings ratio and price-to-book value ratio) adjusted for the prevailing inflation and interest rate environment.
    The portfolio managers will consider selling a security to capitalize on a more attractive investment opportunity, if a security is trading significantly above the portfolio managers' estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.
    The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio of typically 40-60 stocks that offers value content greater than the broad market, as measured by the portfolio's aggregate discount to the portfolio managers' estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual companies as opposed to macro economic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the fund's portfolio rather than mirror the composition or sector weights of any benchmark.
    The fund may also invest up to 25% of its total assets in foreign securities.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Value Investing Risk--Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be currently out-of-favor with many investors and can continue to be undervalued for long periods of time and may not ever realize their full value.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.
    Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio.
    Counterparty Risk--Individually negotiated, or over-the-counter, derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Leveraging Risk--The fund may engage in transactions, including the use of synthetic instruments and derivatives, which may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delayed in settlement procedures.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -22.15%
2003...................................................................   33.63%
2004...................................................................   11.07%
2005...................................................................    5.74%
2006...................................................................   13.20%
2007...................................................................        %


    During the period shown in the bar chart, the highest quarterly return was [20.56% (quarter ended June 30, 2003)] and the lowest quarterly return was [-20.06% (quarter ended September 30, 2002)].


PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------
(for the periods ended                                        SINCE          INCEPTION
December 31, 2007)                       1 YEAR    5 YEAR    INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                      %         %          %          09/10/01
S&P 500--Registered Trademark--
  Index(1,2)                                                        (3)        08/31/01(3)
Russell 1000--Registered Trademark--
  Value Index(1,2,4)                                                (3)        08/31/01(3)
Lipper VUF Large-Cap Value Funds
  Index(1,2,5)                                                      (3)        08/31/01(3)
------------------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Large-Cap Value Funds Index (which may or may not include the fund) is included for comparison to a peer-group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.

(4) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000--Registered Trademark-- Value Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(5) The Lipper VUF Large-Cap Value Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Large-Cap Value Funds category. These funds typically have a below average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500--Registered Trademark-- Index.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)          SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(2,4)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through December 31, 2009, the fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expense are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                   $        $         $         $
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and


  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.




  There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SERIES I                        YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------

SERIES I                        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown above.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


    During the fiscal year ended December 31, 2007, the advisor received
compensation of   % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with the Invesco Aim and/or its affiliates since 1998. As the lead manager, Mr. Stanley generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1999.



- Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with Invesco Aim and/or its affiliates since 1998.



- Michael J. Simon, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with Invesco Aim and/or its affiliates since 2001.



    More information on the portfolio managers and the team, including biographies of members of the team, may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:



    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years 2007, 2006 and 2005 has been audited by
          , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                       SERIES I
                                                              ----------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                                2007           2006        2005        2004       2003
                                                              --------       --------    --------    --------    -------
Net asset value, beginning of period                          $              $           $           $           $
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
========================================================================================================================
    Total from investment operations
========================================================================================================================
Less distributions:
  Dividends from net investment income
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
========================================================================================================================
    Total distributions
========================================================================================================================
Net asset value, end of period                                $              $           $           $           $
________________________________________________________________________________________________________________________
========================================================================================================================
Total return                                                          %              %           %           %          %
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $           $           $           $
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      %              %           %           %          %
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   %              %           %           %          %
========================================================================================================================
Ratio of net investment income to average net assets                  %              %           %           %          %
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                               %              %           %           %          %
________________________________________________________________________________________________________________________
========================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 410-4246


Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Form N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Basic Value Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------

invescoaim.com     VIBVA-PRO-1

                                                       AIM V.I. BASIC VALUE FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Basic Value Fund's investment objective is long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II Shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            7

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Distribution Plan                                    9

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion. In complying with the fund's 65% investment requirement, the fund will invest primarily in marketable equity securities the portfolio managers believe have the potential for capital growth, and its investments may include synthetic and derivative instruments. Synthetic and derivative instruments are investments that have economic characteristics similar to the fund's direct investments. Synthetic and derivative instruments that the fund may invest in include futures contracts, option contracts, and equity linked derivatives. Synthetic and derivative instruments may have the effect of leveraging the fund's portfolio.
    In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

  - Buy businesses trading at a significant discount to portfolio managers' estimate of intrinsic value. A company's market price must generally offer 50% appreciation potential to estimated intrinsic value over a 2 to 3 year time period.

  - Emphasize quality businesses with potential to grow intrinsic value over time. They seek established companies which they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.

    They estimate a company's intrinsic value primarily by taking the present value of projected future free cash flows (i.e. the excess cash generated by the business after considering all cash inflows and outflows to operate the business). They believe this intrinsic value represents the fair economic worth of the business and a value that an informed buyer would pay to acquire the entire company for cash. They check this valuation method with long-run absolute valuation characteristics (including price-to-earnings ratio and price-to-book value ratio) adjusted for the prevailing inflation and interest rate environment.
    The portfolio managers will consider selling a security to capitalize on a more attractive investment opportunity, if a security is trading significantly above the portfolio managers' estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.
    The portfolio managers seek to achieve strong long-term performance by constructing a diversified portfolio of typically 40-60 stocks that offers value content greater than the broad market, as measured by the portfolio's aggregate discount to the portfolio managers' estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual companies as opposed to macro economic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the fund's portfolio rather than mirror the composition or sector weights of any benchmark.
    The fund may also invest up to 25% if its total assets in foreign securities.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions;
    Value Investing Risk--Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be currently out-of-favor with many investors and can continue to be undervalued for long periods of time and may not ever realize their full value.

                           -------------------------
                           AIM V.I. BASIC VALUE FUND
                           -------------------------

    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.
    Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio.
    Counterparty Risk--Individually negotiated, or over-the-counter, derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Leveraging Risk--The fund may engage in transactions, including the use of synthetic instruments and derivatives, which may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

 These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product, if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -22.34%
2003...................................................................   33.29%
2004...................................................................   10.84%
2005...................................................................    5.43%
2006...................................................................   12.94%
2007...................................................................



    During the period shown in the bar chart, the highest quarterly return was [20.48% (quarter ended June 30, 2003)] and the lowest quarterly return was [-20.09% (quarter ended September 30, 2002)].


PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------
(for the periods ended                                             SINCE      INCEPTION
December 31, 2007)                             1 YEAR   5 YEARS   INCEPTION     DATE
---------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                           %         %          %    09/10/01
S&P 500--Registered Trademark-- Index(1,2)                                    08/31/01(3)
Russell 1000--Registered Trademark-- Value
  Index(1,2,4)                                                                08/31/01(3)
Lipper VUF Large-Cap Value Funds Index(1,2,5)                                 08/31/01(3)
---------------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Large-Cap Value Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month-end closest to the inception date of the fund's Series II shares.

(4) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000--Registered Trademark-- Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company..


(5) The Lipper VUF Large-Cap Value Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Large-Cap Value Funds Category. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500--Registered Trademark-- Index.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------
(fees paid directly from your investment)                               SERIES II SHARES
----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                   N/A

Maximum Deferred Sales Charge (Load)                                          N/A
----------------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
----------------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)                SERIES II SHARES
----------------------------------------------------------------------------------------
Management Fees(2)                                                                %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(2,4)

Net Annual Fund Operating Expenses
----------------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through December 31, 2009, the fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets up to $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expense are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------
AIM V.I. Basic Value Fund         $          $          $         $
-------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SERIES II                       YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------

SERIES II                       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds, Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of   % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with Invesco Aim and/or its affiliates since 1998. As the lead manager, Mr. Stanley generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1999.



- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with Invesco Aim and/or its affiliates since 1998.



- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with Invesco Aim and/or its affiliates since 2001.



    More information on the portfolio managers and the team, including biographies of members of the team, may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:

    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal year ended 2007, 2006 and 2005 has been
audited by      , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                       SERIES II
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $              $           $           $           $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=========================================================================================================================
    Total distributions                                       $              $           $           $           $
=========================================================================================================================
Net asset value, end of period                                        %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return                                                  $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements
=========================================================================================================================
Ratio of net investment income (loss) to average net assets
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate
_________________________________________________________________________________________________________________________
=========================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Basic Value Fund Series II
   SEC 1940 Act file number: 811-07452
----------------------------------------


invescoaim.com     VIBVA-PRO-2

                                              AIM V.I. CAPITAL APPRECIATION FUND

                                                                     PROSPECTUS

                                                                    May 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Capital Appreciation Fund's investment objective is growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                      -----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                      -----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2
Performance Table                                    3
FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        4
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 5

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosures                                        6

Trade Activity Monitoring                            7

Fair Value Pricing                                   7

Risks                                                7

Pricing of Shares                                    7

Taxes                                                8

Dividends and Distributions                          9

Share Classes                                        9

Payments to Insurance Companies                      9

FINANCIAL HIGHLIGHTS                                10
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                      -----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                      -----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet this objective by investing primarily in common stocks of companies of all market capitalizations. The fund may invest up to 25% of its total assets in foreign securities.


    The fund's investments in the types of securities described in this prospectus varies from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The portfolio managers focus on stocks of companies exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.
    The portfolio managers actively manage the fund using a two-step stock selection process that combines quantitative and fundamental analyses. The quantitative analysis involves using a stock ranking model to rank stocks based primarily upon earnings growth, revenue growth, earnings quality and earnings sustainability.
    The fundamental analysis focuses on identifying and analyzing both industries and companies with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.
    The portfolio managers look for key company-specific attributes including:
    - market leadership position with the potential for additional growth;
    - value added products or services with pricing power;
    - superior growth in revenue, earnings and cash flow;
    - potential to improve profitability and return on capital; and
    - a strong balance sheet, appropriate financial leverage and a prudent use of capital.
    The portfolio managers also focus on other industry attributes such as a rational competitive environment, pricing flexibility and differentiation of products and services.


    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

    When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.
    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

                      -----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                      -----------------------------------

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    The prices of IPO securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the fund will have favorable IPO investment opportunities.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   19.30%
1999...................................................................   44.61%
2000...................................................................  -10.91%
2001...................................................................  -23.28%
2002...................................................................  -24.35%
2003...................................................................   29.52%
2004...................................................................    6.62%
2005...................................................................    8.83%
2006...................................................................    6.30%
2007...................................................................        %


    During the periods shown in the bar chart, the highest quarterly return was [35.78% (quarter ended December 31, 1999)] and the lowest quarterly return was [-23.09% (quarter ended September 30, 2001)].

                      -----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                      -----------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                            INCEPTION
December 31, 2007)           1 YEAR    5 YEARS    10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Capital
  Appreciation Fund                %         %            %         05/05/93
S&P 500--Registered
  Trademark-- Index(1,2)                                                  --
Russell 1000--Registered
  Trademark-- Growth
  Index(1,2,3)                                                            --
Lipper VUF Multi-Cap Growth
  Funds Category
  Average(1,2,4)                                                          --
-------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Multi-Cap Growth Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.

(3) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000--Registered Trademark--Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(4) The Lipper VUF Multi-Cap Growth Funds Category Average represents the average of all the variable insurance underlying funds in the Lipper Multi-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is a market cap weighted index made up of 1500 liquid securities of companies with market capitalizations of $300 million and above, and represents the small-, mid-, and large-cap markets.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
---------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)           SERIES I SHARES
---------------------------------------------------------------------------------
Management Fees                                                            %

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
---------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

                      -----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                      -----------------------------------

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expense are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          $        $         $         $
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


          SERIES I              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------

          SERIES I              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown above.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot

                      -----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                      -----------------------------------

purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.
    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.

                      -----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                      -----------------------------------

PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Robert J. Lloyd, (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 2000. As the lead manager, Mr. Lloyd generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lloyd may perform these functions, and the nature of these functions, may change from time to time.



- Ryan A. Amerman, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 1996.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.

                      -----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                      -----------------------------------

    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

                      -----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                      -----------------------------------

    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

                      -----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                      -----------------------------------

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES
The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                      -----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                      -----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by             , whose report, along with the fund's financial
statement, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                     SERIES I
                                                      ----------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------
                                                         2007            2006           2005           2004           2003
                                                      ----------       --------       --------       --------       --------
Net asset value, beginning of period                  $                $              $              $              $
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)
============================================================================================================================
    Total from investment operations
============================================================================================================================
Less dividends from net investment income
============================================================================================================================
Net asset value, end of period                        $                $              $              $              $
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return                                                    %              %              %              %              %
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $                $              $              $              $
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                %              %              %              %              %
============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                                    %              %              %              %              %
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                         %              %              %              %              %
____________________________________________________________________________________________________________________________
============================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:         Invesco Aim Distributors, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, TX 77046-1173
BY TELEPHONE:    (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------------------
   AIM V.I. Capital Appreciation Fund Series I
   SEC 1940 Act file number: 811-07452
-------------------------------------------------


invescoaim.com     VICAP-PRO-1

                                              AIM V.I. CAPITAL APPRECIATION FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Capital Appreciation Fund's investment objective is growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            7

Fair Value Pricing                                   7

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Distribution Plan                                    9

Payment to Insurance Companies                       9

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet this objective by investing primarily in common stocks of companies of all market capitalizations. The fund may invest up to 25% of its total assets in foreign securities.


    The fund's investments in the types of securities described in this prospectus varies from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The portfolio managers focus on stocks of companies exhibiting long-term, sustainable earnings and cash flow growth that is not yet reflected in investor expectations or equity valuations.


    The portfolio managers actively manage the fund using a two-step stock selection process that combines quantitative and fundamental analyses. The quantitative analysis involves using a stock ranking model to rank stocks based primarily upon earnings growth, revenue growth, earnings quality and earnings sustainability.


    The fundamental analysis focuses on identifying and analyzing both industries and companies with strong characteristics of revenue, earnings and cash flow growth. Valuation metrics are also incorporated in the analysis.


    The portfolio managers look for key company-specific attributes including:



- market leadership position with the potential for additional growth;



- value added products or services with pricing power;



- superior growth in revenue, earnings and cash flow;



- potential to improve profitability and return on capital; and



- a strong balance sheet, appropriate financial leverage and a prudent use of capital.



    The portfolio managers also focus on other industry attributes such as a rational competitive environment, pricing flexibility and differentiation of products and services.


    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

    When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.
    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    The prices of IPO securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the fund will have favorable IPO investment opportunities.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). All performance shown assumes the reinvestment of dividends and capital gains.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             --------
1998*.................................................................    19.01%
1999*.................................................................    44.26%
2000*.................................................................   -11.13%
2001**................................................................   -23.47%
2002..................................................................   -24.52%
2003..................................................................    29.18%
2004..................................................................     6.33%
2005..................................................................     8.58%
2006..................................................................     6.06%
2007..................................................................


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.

** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is August 21, 2001.



    During the periods shown in the bar chart, the highest quarterly return was [35.69% (quarter ended December 31, 1999)] and the lowest quarterly return was [-23.11% (quarter ended September 30, 2001)].

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
(for the periods ended                                            INCEPTION
December 31, 2007)             1 YEAR   5 YEARS   10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Fund(1)                           %         %            %        05/05/93
S&P 500--Registered
  Trademark-- Index(2,3)                                                  --
Russell 1000--Registered
  Trademark-- Growth
  Index(2,3,4)                                                            --
Lipper VUF Multi-Cap Growth
  Funds Category
  Average(2,3,5)                                                          --
-------------------------------------------------------------------------------


(1) The returns shown for the one year and five year periods are the historical performance of the fund's Series II shares. The return shown for the ten year period is the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is August 21, 2001.

(2) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Multi-Cap Growth Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The Russell 1000--Registered Trademark-- Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(5) The Lipper VUF Multi-Cap Growth Funds Category Average represents the average of all the variable insurance underlying funds in the Lipper Multi-Cap Growth Funds category. These funds typically have an above-average price-to-earning ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is a market cap weighted index made up of 1500 liquid securities of companies with market capitalizations of $300 million and above, and represents the small-, mid-, and large-cap markets.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                       SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)        SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          $        $         $         $
--------------------------------------------------------------------------------

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


         SERIES II              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------

         SERIES II              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown above.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's last fiscal year ended December 31, 2007, the advisor received
compensation of   % of average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Robert J. Lloyd, (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 2000. As the lead manager, Mr. Lloyd generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lloyd may perform these functions, and the nature of these functions, may change from time to time.



- Ryan A. Amerman, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 1996.


    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------


offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:

    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board of Trustees.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES


The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------


level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates makes may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of the fund. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                       ----------------------------------
                       AIM V.I. CAPITAL APPRECIATION FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by           , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                        SERIES II
                                                         ------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------------
                                                           2007             2006              2005        2004             2003
                                                         --------         --------          --------    --------          -------
Net asset value, beginning of period                                      $                 $           $                 $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Net asset value, end of period                                            $                 $           $                 $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return                                                     %                %                 %           %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                  $                 $           $                 $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 %                %                 %           %
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         %                                  %           %                %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                          %                %                 %           %
_________________________________________________________________________________________________________________________________
=================================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:         Invesco Aim Distributors, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, TX 77046-1173
BY TELEPHONE:    (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Capital Appreciation Fund Series II
   SEC 1940 Act file number: 811-07452
----------------------------------------

invescoaim.com     VICAP-PRO-2

                                               AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                     PROSPECTUS

                                                                    May 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Capital Development Fund's investment objective is long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I Class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisors                                         7
Advisor Compensation                                 7
Portfolio Managers                                   7
OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            9

Fair Value Pricing                                   9

Risks                                                9

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         11

Share Classes                                       11

Payments to Insurance Companies                     11

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stocks.

    The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Mid Cap(R) Index measures the performance of the 800 smallest companies with the lowest market capitalization in the Russell 1000(R) Index. The Russell 1000(R) Index measures the performance of the 1,000 largest companies domiciled in the United States based on total market capitalization. The companies in the Russell Mid Cap(R) Index are considered representative of medium-sized companies and constitute approximately 25% of the total market capitalization of the Russell 1000(R) Index.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers actively manage the fund using a two-step stock selection process that combines quantitative and fundamental analyses. The quantitative analysis involves using a stock ranking model to rank stocks based primarily upon: (1) earning; (2) quality; and (3) valuation. The fundamental analysis focuses on identifying both industries and mid-capitalization companies that in, the portfolio managers' view, have high growth potential and are also favorably priced relative to the growth expectations for that company.

    The resulting portfolio contains two types of companies: (1) consistent growth companies and (2) earnings-acceleration companies. Consistent growth companies are companies with a history of strong returns and, in the portfolio managers' opinion, are industry leaders serving growth, non-cyclical markets whose performance tends to remain constant regardless of economic conditions. Earning-acceleration companies are companies that are driven by near-term catalysts such as new products, improved processes and/or specific economic conditions that may lead to rapid sales and earnings growth. The portfolio managers strive to control the fund's volatility and risk by diversifying fund holdings across sectors as well as by building a portfolio with approximately equal weightings among security holdings.
    The portfolio managers consider selling or reducing the fund's holdings in a stock if: (1) it no longer meets their investment criteria; (2) a company's fundamentals deteriorate; (3) a stock's price reaches its valuation target; (4) a company is no longer considered a mid-capitalization company; and/or (5) a more attractive investment option is identified.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

    When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:

    Market Risk--The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of mid-size companies are more volatile than those of large companies.


    Growth Investing Risk--Growth stocks can perform differently from the market as a whole than other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile that other types of stocks.


    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


    Market Capitalization Risk--Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. Mid-capitalization companies tend to be more vulnerable to adverse developments and more volatile than larger companies. Investments in mid-capitalization sized companies may involve special risks, including those associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited product lines, markets and financial resources. Also, there may be less publicly available information about the issuers of the securities or less market interest in such securities than in the case of larger companies, each of which can cause significant price volatility. The securities of mid-capitalization companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for the fund to establish or close out a position in these securities at prevailing market prices.


    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:


  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a fund does trade in this way, it may incur increasing costs, which can lower the actual return of the fund. Active Trading may also increase short term gains and losses, which may affect the taxes that must be paid.


    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    The prices of IPO securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the fund will have favorable IPO investment opportunities.

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with variable products; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   29.10%
2000...................................................................    9.25%
2001...................................................................   -8.08%
2002...................................................................  -21.36%
2003...................................................................   35.36%
2004...................................................................   15.50%
2005...................................................................    9.61%
2006...................................................................   16.52%
2007...................................................................



    During the period shown in the bar chart, the highest quarterly return was [29.66% (quarter ended December 31, 1999)] and the lowest quarterly return was [-21.21% (quarter ended September 30, 2002).]

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with variable products; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods ended                                 SINCE         INCEPTION
December 31, 2007)              1 YEAR     5 YEARS    INCEPTION        DATE
------------------------------------------------------------------------------
AIM V.I. Capital Development
  Fund                                 %         %            %      05/01/98
S&P 500--Registered
  Trademark-- Index(1,2)                                      (3)    04/30/98(3)
Russell Midcap--Registered
  Trademark-- Growth
  Index(1,2,4)                                                (3)    04/30/98(3)
Lipper VUF Mid-Cap Growth
  Funds Index(1,2,5)                                          (3)    04/30/98(3)
------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell Midcap--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Variable Underlying Funds
    (VUF) Mid-Cap Growth Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.

(4) The Russell Midcap--Registered Trademark-- Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap--Registered Trademark-- Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(5) The Lipper VUF Mid-Cap Growth Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Mid-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P MidCap 400 Index. The S&P Mid-Cap 400 Index is a market capitalization weighted index that is widely used for mid-sized companies. The index accounts for approximately 7% of the U.S. equities market.

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                                       SERIES I
(fees paid directly from your investment)                              SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                               N/A

Maximum Deferred Sales Charge (Load)                                      N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
------------------------------------------------------------
(expenses that are deducted from Series I
share assets)                                SERIES I SHARES
------------------------------------------------------------
Management Fees(2)                                    %

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense
Reimbursements(2,4)

Net Annual Fund Operating Expenses
------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through April 30, 2008, the fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and the expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Capital Development Fund           $        $         $         $
--------------------------------------------------------------------------------

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SERIES I                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------

SERIES I                        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------


FUND MANAGEMENT

--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received
compensation of   % of average daily net assets, after fee waivers and/or
expense reimbursement.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with Invesco Aim and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree of these functions, may change from time to time.

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------


- Karl F. Farmer, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 1998.


    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------

compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                               ------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years 2007, 2006 and 2005 has been audited by
          , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                       SERIES I
                                                                ------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------
                                                                  2007        2006        2005       2004       2003
                                                                --------    --------    --------    -------    -------
Net asset value, beginning of period                            $           $           $           $          $
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
======================================================================================================================
    Total from investment operations
======================================================================================================================
Less distributions from net realized gains
======================================================================================================================
Net asset value, end of period                                  $           $           $           $          $
______________________________________________________________________________________________________________________
======================================================================================================================
Total return                                                            %           %           %          %          %
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $           $           $           $          $
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                                 %           %           %          %          %
======================================================================================================================
Ratio of net investment income (loss) to average net assets             %           %           %          %          %
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                                 %           %           %          %          %
______________________________________________________________________________________________________________________
======================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:         INVESCO AIM DISTRIBUTORS, INC.
                 11 GREENWAY PLAZA, SUITE 100
                 HOUSTON, TX 77046-1173
BY TELEPHONE:    (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Capital Development Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------

invescoaim.com     VICDV-PRO-1

                                               AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


SERIES II SHARES

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Capital Development Fund's investment objective is long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6
Advisor Compensation                                 7
Portfolio Managers                                   7
OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            8

Fair Value Pricing                                   9

Risks                                                9

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Distribution Plan                                   10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stocks.

    The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000(R) Index measures the performance of the 1,000 largest companies domiciled in the United States based on total market capitalization. The companies in the Russell Mid Cap(R) Index are considered representative of medium-sized companies and constitute approximately 25% of the total market capitalization of the Russell 1000(R) Index.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers actively manage the fund using a two-step stock selection process that combines quantitative and fundamental analyses. The quantitative analysis involves using a stock ranking model to rank stocks based primarily upon: (1) earning; (2) quality; and (3) valuation. The fundamental analysis focuses on identifying both industries and mid-capitalization companies that in, the portfolio managers' view, have high growth potential and are also favorably priced relative to the growth expectations for that company.

    The resulting portfolio contains two types of companies: (1) consistent growth companies and (2) earnings-acceleration companies. Consistent growth companies are companies with a history of strong returns and, in the portfolio managers' opinion, are industry leaders serving growth, non-cyclical markets whose performance tends to remain constant regardless of economic conditions. Earning-acceleration companies are companies that are driven by near-term catalysts such as new products, improved processes and/or specific economic conditions that may lead to rapid sales and earnings growth. The portfolio managers strive to control the fund's volatility and risk by diversifying fund holdings across sectors as well as by building a portfolio with approximately equal weightings among security holdings.
    The portfolio managers consider selling or reducing the fund's holdings in a stock if: (1) it no longer meets their investment criteria; (2) a company's fundamentals deteriorate; (3) a stock's price reaches its valuation target; (4) a company is no longer considered a mid-capitalization company; and/or (5) a more attractive investment option is identified.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

    When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of mid-size companies are more volatile than those of large companies.
    Growth Investing Risk--Growth stocks can perform differently from the market as a whole than other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.
    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------


PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)

--------------------------------------------------------------------------------

    Market Capitalization Risk--Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. Mid-capitalization companies tend to be more vulnerable to adverse developments and more volatile than larger companies. Investments in mid-capitalization sized companies may involve special risks, including those associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited product lines, markets and financial resources. Also, there may be less publicly available information about the issuers of the securities or less market interest in such securities than in the case of larger companies, each of which can cause significant price volatility. The securities of mid-capitalization companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for the fund to establish or close out a position in these securities at prevailing market prices.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a fund does trade in this way, it may incur increasing costs, which can lower the actual return of the fund. Active Trading may also increase short term gains and losses, which may affect the taxes that must be paid.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    The prices of IPO securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the fund will have favorable IPO investment opportunities.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999*..................................................................   28.78%
2000*..................................................................    8.98%
2001*..................................................................   -8.23%
2002**.................................................................  -21.61%
2003...................................................................   35.04%
2004...................................................................   15.27%
2005...................................................................    9.27%
2006...................................................................   16.26%
2007...................................................................


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.

** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is August 21, 2001.



    During the period shown in the bar chart, the highest quarterly return was [29.58% (quarter ended December 31, 1999)] and the lowest quarterly return was [-21.25% (quarter ended September 30, 2002)].

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
(for the periods ended                                         SINCE         INCEPTION
December 31, 2007)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund(1)            %   %                 %        05/01/98
S&P 500--Registered Trademark--
  Index(2,3)                                                                   04/30/98(4)
Russell Midcap--Registered Trademark--
  Growth Index(2,3,5)                                                          04/30/98(4)
Lipper VUF Mid-Cap Growth Funds
  Index(2,3,6)                                                                 04/30/98(4)
------------------------------------------------------------------------------------------


(1) The returns shown for the one year and five year periods are the historical performance of the fund's Series II shares. The return shown since inception is the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is August 21, 2001.

(2) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell Midcap--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Variable Underlying Funds
    (VUF) Mid-Cap Growth Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(3) The indices may not reflect payment of fees, expenses or taxes.
(4) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(5) The Russell Midcap--Registered Trademark-- Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap--Registered Trademark-- Growth Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(6) The Lipper VUF Mid-Cap Growth Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Mid-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization weighted index that is widely used for mid-sized companies. The index accounts for approximately 7% of the U.S. equities market.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------


FEE TABLE AND EXPENSE EXAMPLE

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                       SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred
Sales Charge (Load)                                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)        SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(2,4)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through April 30, 2008, the fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

    To the extent fees are waived and or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Capital Development Fund           $        $         $         $
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.
    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.


FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fund's fiscal year ended December 31, 2007, the advisor received
compensation of   % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with Invesco Aim and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual portfolio construction techniques, securities, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.



- Karl F. Farmer, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 1998.


    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.
OTHER INFORMATION

--------------------------------------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES
The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------


postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.
EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.
TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES


The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------


Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                       ---------------------------------
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years 2007, 2006 and 2005 has been audited by
          , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                         SERIES II
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                                2007               2006       2005          2004       2003
                                                              --------            -------    -------       -------    -------
Net asset value, beginning of period                          $                   $          $             $          $
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
-----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations
-----------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gains
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $                   $          $             $          $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return                                                          %                  %          %             %          %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $                   $          $             $          $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                               %                  %          %             %          %
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets           %                  %          %             %          %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                               %                  %          %             %          %
_____________________________________________________________________________________________________________________________
=============================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:         Invesco Aim Distributors, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, TX 77046-1173
BY TELEPHONE:    (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Capital Development Fund Series II
   SEC 1940 Act file number: 811-07452
----------------------------------------

invescoaim.com     VICDV-PRO-2

                                                       AIM V.I. CORE EQUITY FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


SERIES I SHARES

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Core Equity Fund's investment objective is growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            7

Fair Value Pricing                                   7

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Payments to Insurance Companies                      9

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest up to 25% of its total assets in foreign securities.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The fund employs a risk management strategy to reduce volatility. Pursuant to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily increase the portion of its assets held in cash, cash equivalents (including shares of affiliated money market funds) or high quality debt instruments. As a result the fund may not achieve its investment objective.

    A larger position in cash or cash equivalents could also detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.
    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   27.68%
1999...................................................................   34.25%
2000...................................................................  -14.56%
2001...................................................................  -22.83%
2002...................................................................  -15.58%
2003...................................................................   24.42%
2004...................................................................    8.97%
2005...................................................................    5.31%
2006...................................................................   16.70%
2007...................................................................



    During the periods shown in the bar chart, the highest quarterly return was [26.48% (quarter ended December 31, 1998)] and the lowest quarterly return was [-21.54% (quarter ended September 30, 2001)]. Effective September 30, 2002, the fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods ended                                           INCEPTION
December 31, 2007)               1 YEAR    5 YEARS    10 YEARS      DATE
------------------------------------------------------------------------------
AIM V.I. Core Equity Fund(1)           %         %          %      05/02/94
S&P 500--Registered Trademark--
  Index(2,3)
Russell 1000--Registered
  Trademark-- Index(2,3,4)
Lipper VUF Large-Cap Core Funds
  Index(2,3,5)
------------------------------------------------------------------------------


(1) Effective September 30, 2002, the fund changed its investment objective. As a result, performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

(2) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell 1000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Large-Cap Core Funds Index (which may or may not include the fund) is included for comparison to a peer-group.

(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The Russell 1000--Registered Trademark-- Index is comprised of 1000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States. The Russell 1000--Registered Trademark-- Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(5) The Lipper VUF Large-Cap Core Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Large-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P 500--Registered Trademark-- Index.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)              SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                       N/A

Maximum Deferred Sales Charge (Load)                              N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share
assets)                                                SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                      %

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but by the expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------
AIM V.I. Core Equity Fund           $        $         $         $
------------------------------------------------------------------------

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;




  - Your investment has a 5% return before expenses each year; and





  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


           SERIES I                YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------

           SERIES I                YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.
    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.


FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


(collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received
compensation of      % of the average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Ronald S. Sloan, (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with Invesco Aim and/or its affiliates since 1998. As lead manager, Mr. Sloan generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sloan may perform these functions, and the nature of these functions, may change from time to time.



- Tyler Dann II, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 2004. From 1998 to 2004, Mr. Dann was a principal and senior research analyst at Banc of America Securities LLC.



- Brian Nelson, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, Mr. Nelson was a senior telecommunications analyst for RCM Global investors.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------


    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable contract owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES
The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf "). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been audited by , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                   SERIES I
                                              -----------------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                              -----------------------------------------------------------------------------------
                                                 2007              2006               2005              2004              2003
                                              ----------        ----------         ----------        ----------        ----------
Net asset value, beginning of period          $                 $                  $                 $                 $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less dividends from net investment income
=================================================================================================================================
Net asset value, end of period                $                 $                  $                 $                 $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return                                            %                 %                  %                 %                 %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $                 $                  $                 $                 $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 %                 %                  %                 %                 %
=================================================================================================================================
Ratio of net investment income to average
  net assets                                            %                 %                  %                 %                 %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                 %                 %                  %                 %                 %
_________________________________________________________________________________________________________________________________
=================================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:         Invesco Aim Distributors, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, TX 77046-1173
BY TELEPHONE:    (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
   AIM V.I. Core Equity Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------

invescoaim.com     VICEQ-PRO-1

                                                       AIM V.I. CORE EQUITY FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


SERIES II SHARES

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Core Equity Fund's investment objective is growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            7

Fair Value Pricing                                   7

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Distribution Plan                                    9

Payments to Insurance Companies                      9

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest up to 25% of its total assets in foreign securities.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    The fund employs a risk management strategy to reduce volatility. Pursuant to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily increase the portion of its assets held in cash, cash equivalents (including shares of affiliated money market funds) or high quality debt instruments. As a result the fund may not achieve its investment objective.

    A larger position in cash or cash equivalents could also detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.
    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. All performance shown assumes the reinvestment of dividends and capital gains.
    Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
12/31/98*..............................................................   27.36%
12/31/99*..............................................................   33.91%
12/31/00*..............................................................  -14.77%
12/31/01**.............................................................  -23.03%
12/31/02...............................................................  -15.79%
12/31/03...............................................................   24.15%
12/31/04...............................................................    8.67%
12/31/05...............................................................    5.08%
12/31/06...............................................................   16.42%
12/31/07...............................................................


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.

** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is October 24, 2001.



     During the periods shown in the bar chart, the highest quarterly return was [26.40% (quarter ended December 31, 1998)] and the lowest quarterly return was [-21.59% (quarter ended September 30, 2001)]. Effective September 30, 2002 the fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
                                                              SERIES I
(for the periods ended                                       INCEPTION
December 31, 2007)             1 YEAR   5 YEARS   10 YEARS      DATE
--------------------------------------------------------------------------
AIM V.I. Core Equity Fund(1)        %        %          %      05/02/94
S&P 500--Registered
  Trademark-- Index(2,3)                                             --
Russell 1000--Registered
  Trademark-- Index(2,3,4)                                           --
Lipper VUF Large-Cap Core
  Funds Index(2,3,5)                                                 --
--------------------------------------------------------------------------


(1) Effective September 30, 2002, the fund changed its investment objective. As a result, performance shown for the fund reflects the investment objective of the fund in effect during the periods shown. The returns shown for the one year and five year periods are the historical performance of the fund's Series II shares. The return shown for the ten year period is the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is October 24, 2001.

(2) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell 1000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Large-Cap Core Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The Russell 1000--Registered Trademark-- Index is comprised of 1000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States. The Russell 1000--Registered Trademark-- Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(5) The Lipper VUF Large-Cap Core Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Large-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500--Registered Trademark-- Index.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------
(fees paid directly from your investment)                             SERIES II SHARES
--------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                                 N/A

Maximum Deferred Sales Charge (Load)                                        N/A
--------------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)              SERIES II SHARES
--------------------------------------------------------------------------------------
Management Fees                                                                 %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
--------------------------------------------------------------------------------------



([1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   $        $         $         $
--------------------------------------------------------------------------------

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and


  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


         SERIES II              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------

         SERIES II              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received compensation of % of average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with Invesco Aim and/or its affiliates since 1998. As the lead manager, Mr. Sloan generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Sloan may perform these functions, and the nature of these functions, may change from time to time.



- Tyler Dann, II, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 2004. From 1998 to 2004, Mr. Dann was a principal and senior research analyst for Banc of America Securities LLC.



- Brian Nelson, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, Mr. Nelson was a senior telecommunications analyst for RCM Global investors.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------


offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:



    (1) trade activity monitoring; and


    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performances.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES
The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN
The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors compensates insurance companies differently depending typically on the level and/

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------


or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates is motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                           -------------------------
                           AIM V.I. CORE EQUITY FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by           , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                       SERIES II
                                                              ------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                               2007          2006         2005         2004         2003
                                                              -------       ------       ------       ------       -------
Net asset value, beginning of period                          $             $            $            $            $
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
==========================================================================================================================
    Total from investment operations
==========================================================================================================================
Less dividends from net investment income
==========================================================================================================================
Net asset value, end of period                                $             $            $            $            $
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return                                                         %            %            %            %             %
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $            $            $            $
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                              %            %            %            %             %
==========================================================================================================================
Ratio of net investment income to average net assets                 %            %            %            %             %
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                              %            %            %            %             %
__________________________________________________________________________________________________________________________
==========================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:         Invesco Aim Distributors, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, TX 77046-1173
BY TELEPHONE:    (800) 410-4246


Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------
   AIM V.I. Core Equity Fund Series II
   SEC 1940 Act file number: 811-07452
------------------------------------------

invescoaim.com     VICEQ-PRO-2

                                                AIM V.I. DIVERSIFIED INCOME FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Diversified Income Fund's investment objective is to achieve a high level of current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            7

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Payments to Insurance Companies                      9

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet its objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities, and (4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however the fund may invest up to 100% of its total assets in U.S. Government securities.
    The fund may invest up to 50% of its total assets in foreign securities and up to 15% in securities of companies located in developing markets. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The fund may also invest in synthetic and derivative instruments, provided such investments are consistent with the fund's investment objective. Synthetic and derivative instruments are investments that have economic characteristics similar to the fund's direct investments. Synthetic and derivative instruments that the fund may invest in include swap agreements (including but not limited to, interest rate, currency, total return and credit default swaps), put options, call options, futures contracts, options on future contracts and forward currency contracts. The fund may engage in these transactions for hedging and non-hedging purposes.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund typically maintains a portion of its assets in cash, cash equivalents, high quality debt instruments, and/or money market funds advised by the fund's advisor. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in such instruments may either assist or hinder the fund's relative performance and its ability to achieve its investment objective. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. In order to respond to adverse market, economic or other conditions, the fund may assume a temporary defensive position and invest a relatively larger percentage of the fund's portfolio assets in cash, cash equivalents or high quality debt instruments.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to risk associated with a rise in the general level of interest rates than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.
    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.
    U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.
    The prices of equity securities fluctuate in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The prices of foreign securities may be further affected by other factors including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   3.58%
1999...................................................................  -1.92%
2000...................................................................   0.69%
2001...................................................................   3.59%
2002...................................................................   2.30%
2003...................................................................   9.24%
2004...................................................................   5.03%
2005...................................................................   2.90%
2006...................................................................   4.48%
2007...................................................................



    During the periods shown in the bar chart, the highest quarterly return was [5.32% (quarter ended June 30, 2003)] and the lowest quarterly return was [-2.43% (quarter ended June 30, 2004)].


PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                             INCEPTION
December 31, 2007)             1 YEAR    5 YEARS      10 YEARS        DATE
--------------------------------------------------------------------------------
AIM V.I. Diversified Income
  Fund                              %           %            %       05/05/93
Lehman Brothers U.S.
  Aggregate Bond Index(1,2)                                                --
Lehman Brothers U.S. Credit
  Index(1,2,3)                                                             --
Lipper VUF Corporate Debt
  BBB-Rated Funds
  Index(1,2,4)                                                             --
--------------------------------------------------------------------------------



(1) The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The fund has also included the Lehman Brothers U.S. Credit Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Corporate Debt BBB-Rated Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.

(3) The Lehman Brothers U.S. Credit Index is an unmanaged index that consists of publicly issued, SEC-registered U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.


(4) The Lipper VUF Corporate Debt BBB-Rated Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Corporate Debt BBB-Rated Funds category. The funds invest at least 65% of assets in corporate and government debt issues rated in the top four grades.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)          SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expense are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.75% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund              $        $         $         $
----------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SERIES I                        YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------

SERIES I                        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown above.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received
compensation of      % of the fund's average daily net assets, after fee waivers and/or expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Jan H. Friedli (lead manager), Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with Invesco Aim and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time.



- Peter Ehret, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Aim and/or its affiliates since 2001.



- Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Aim and/or its affiliates since 1996.



- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for various high yield (or non-investment grade) bond holdings in the fund since 2000 and has been otherwise associated with the fund since 1995. She has been associated with Invesco Aim and/or its affiliates since 1992.



- Darren Hughes, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Aim and/or its affiliates since 1992.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------


company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------


fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by                     , whose report, along with the fund's financial
statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                       SERIES I
                                                              ----------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                               2007           2006          2005       2004       2003
                                                              -------        -------       -------    -------    -------
Net asset value, beginning of period                                         $             $          $          $
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
========================================================================================================================
    Total from investment operations
========================================================================================================================
Less dividends from net investment income
========================================================================================================================
Net asset value, end of period                                               $             $          $          $
________________________________________________________________________________________________________________________
========================================================================================================================
Total return                                                                        %             %          %          %
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $             $          $          $
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                                             %             %          %          %
========================================================================================================================
Ratio of net investment income to average net assets                                %             %          %          %
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                                             %             %          %          %
________________________________________________________________________________________________________________________
========================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
   AIM V.I. Diversified Income Fund Series I
   SEC 1940 Act file number: 811-07452
-----------------------------------------------


invescoaim.com     VIDIN-PRO-1

                                                AIM V.I. DIVERSIFIED INCOME FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Diversified Income Fund's investment objective is to achieve a high level of current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 7

Portfolio Managers                                   7

OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            8

Fair Value Pricing                                   9

Risks                                                9

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Distribution Plan                                   10

Payments to Insurance Companies                     11

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.


    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve a high level of current income. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet its objective by investing primarily in (1) domestic and foreign corporate debt securities; (2) U.S. Government securities, including U.S. Government agency mortgage-backed securities; (3) securities issued by foreign governments, their agencies or instrumentalities, and (4) lower-quality debt securities, i.e., "junk bonds," of U.S. and foreign companies. The fund's assets will normally be invested in each of these four sectors, however the fund may invest up to 100% of its total assets in U.S. Government securities.
    The fund may invest up to 50% of its total assets in foreign securities and up to 15% in securities of companies located in developing markets. Developing countries are those countries that are in the initial stages of their industrial cycles. The fund may invest up to 25% of its total assets in government securities of any one foreign country. The fund may also invest up to 10% of its total assets in equity securities and convertible debt securities of U.S. and foreign companies. The fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The fund may also invest in synthetic and derivative instruments, provided such investments are consistent with the fund's investment objective. Synthetic and derivative instruments are investments that have economic characteristics similar to the fund's direct investments. Synthetic and derivative instruments that the fund may invest in include swap agreements (including but not limited to, interest rate, currency, total return and credit default swaps), put options, call options, futures contracts, options on future contracts and forward currency contracts. The fund may engage in these transactions for hedging and non-hedging purposes.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The portfolio managers focus on securities that they believe have favorable prospects for current income, whether denominated in the U.S. dollar or in other currencies. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund typically maintains a portion of its assets in cash, cash equivalents, high quality debt instruments, and/or money market funds advised by the fund's advisor. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in such instruments may either assist or hinder the fund's relative performance and its ability to achieve its investment objective. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. In order to respond to adverse market, economic or other conditions, the fund may assume a temporary defensive position and invest a relatively larger percentage of the fund's portfolio assets in cash, cash equivalents or high quality debt instruments.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. Interest rate increases may cause the price of a debt security to decrease. The longer a debt security's duration, the more sensitive it is to this risk. Junk bonds are less sensitive to risk associated with a rise in the general level of interest rates than are higher-quality bonds. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The agency or instrumentality issuing such security may default or otherwise be unable to honor a financial obligation.
    Compared to higher-quality debt securities, junk bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors' claims. The value of junk bonds often fluctuates in response to company, political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. During those times the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market risk.
    U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium, which means that a faster principal prepayment rate than expected will reduce both the market value of and income from such securities.
    The prices of equity securities fluctuate in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

    The prices of foreign securities may be further affected by other factors including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

    Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                          ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              --------
1998*..................................................................     3.32%
1999*..................................................................    -2.16%
2000*..................................................................     0.44%
2001*..................................................................     3.33%
2002**.................................................................     2.03%
2003...................................................................     9.02%
2004...................................................................     4.69%
2005...................................................................     2.67%
2006...................................................................     4.17%
2007...................................................................         %


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.

** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 14, 2002.



    During the periods shown in the bar chart, the highest quarterly return was [5.33% (quarter ended June 30, 2003)] and the lowest quarterly return was [-2.55% (quarter ended June 30, 2004)].

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
(for the periods ended                                            INCEPTION
December 31, 2007)             1 YEAR   5 YEARS   10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Diversified Income
  Fund(1)                           %        %            %         05/05/93
Lehman Brothers U.S.
  Aggregate Bond Index(2,3)                                               --
Lehman Brothers U.S. Credit
  Index(2,3,4)                                                            --
Lipper VUF Corporate Debt
  BBB-Rated Funds
  Index(2,3,5)                                                            --
-------------------------------------------------------------------------------



(1) The returns shown for the one year and five year periods are the historical performance of the fund's Series II shares. The return shown for the ten year period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 14, 2002.


(2) The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities. The fund has also included the Lehman Brothers U.S. Credit Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Corporate Debt BBB-Rated Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The Lehman Brothers U.S. Credit Index is an unmanaged index that consists of publicly issues, SEC-registered U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality.


(5) The Lipper VUF Corporate Debt BBB-Rated Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Corporate Debt BBB-Rated Funds category. These funds invest at least 65% of assets in corporate and government debt issuers rated in the top four grades.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from your investment)                      SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          N/A

Maximum Deferred Sales Charge (Load)                                 N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)       SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees                                                          %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(3)

Net Annual Fund Operating Expenses
-------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expense are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.00% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund            $        $         $         $
--------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;


  - Your investment has a 5% return before expenses each year; and


  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


         SERIES II              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------

         SERIES II              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown above.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received
compensation of   % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Jan H. Friedli (lead manager), Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with Invesco Aim and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time.



- Peter Ehret, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Aim and/or its affiliates since 2001.



- Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Aim and/or its affiliates since 1996.



- Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for various high yield (or non-investment grade) bond holdings in the fund since 2000 and has been otherwise associated with the fund since 1995. She has been associated with Invesco Aim and/or its affiliates since 1992.



- Darren Hughes, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Aim and/or its affiliates since 1992.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:



    (1) trade activity monitoring; and


    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and, semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN
The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES


The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf "). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to ADI Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                        AIM V.I. DIVERSIFIED INCOME FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by           , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                   SERIES II
                                                              ----------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                               2007        2006          2005      2004      2003
                                                              ------      ------        ------    ------    ------
Net asset value, beginning of period                          $           $             $         $         $
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
==================================================================================================================
    Total from investment operations
==================================================================================================================
Less dividends from net investment income
==================================================================================================================
Net asset value, end of period
__________________________________________________________________________________________________________________
==================================================================================================================
Total return                                                        %           %             %         %         %
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $           $             $         $         $
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets                             %           %             %         %         %
==================================================================================================================
Ratio of net investment income to average net assets                %           %             %         %         %
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                             %           %             %         %         %
__________________________________________________________________________________________________________________
==================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI, or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
BY TELEPHONE:       (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------------
   AIM V.I. Diversified Income Fund Series II
   SEC 1940 Act file number: 811-07452
------------------------------------------------

invescoaim.com     VIDIN-PRO-2

                                                          AIM V.I. DYNAMICS FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Dynamics Fund's investment objective is long-term capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 7

Portfolio Managers                                   7

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            8

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    8

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term capital growth.

    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet is objective by investing, normally, at least 65% of its assets in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stock.

    The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Mid Cap--Registered Trademark-- Index measures the performance of the 800 smallest companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. Companies based on total market capitalization. the companies in the Russell Mid Cap--Registered Trademark-- Index are considered representative of medium-sized companies and constitute approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The portfolio managers actively manage the fund using a two-step stock selection process that combines quantitative and fundamental analyses. The quantitative analysis involves using a stock ranking model to rank stocks based primarily upon: (1) earning, (2) quality; and (3) valuation. The fundamental analysis focuses on identifying both industries and companies that, in the portfolio managers' view, have high growth potential and are also favorably priced relative to the growth expectations for that company. The portfolio managers base their selection of stocks for the fund on analysis of individual companies. The investment process involves:

- Applying fundamental research, including financial statement analysis and management visits to identify stocks of companies believed to have large potential markets, cash-generating business models, improving balance sheets and solid management teams; and

- Using a variety of valuation techniques to determine target buy and sell prices as well as a stock's valuation upside and downside potential.

    The resulting portfolio contains two types of companies: (1) consistent growth companies and (2) earnings-acceleration companies. Consistent growth companies are companies with a history of strong returns and, in the portfolio manager's opinion, are industry leaders serving growth, non-cyclical markets whose performance tends to remain constant regardless of economic conditions. Earning-acceleration companies are companies that are driven by near-term catalysts such as new products, improved processes and/or specific economic conditions that may lead to rapid sales and earnings growth.
    The portfolio managers strive to control the fund's volatility and risk by varying individual stock position sizes and diversifying fund holdings across sectors.
    The portfolio managers considers selling or reducing the fund's holdings in a stock if: (1) it no longer meets the investment criteria; (2) a company's fundamentals deteriorate; (3) a stock's price reaches its valuation target; (4) a company is no longer considered a mid-capitalization company; and/or (5) a more attractive investment option is identified.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


    When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio many decline in value more than the overall stock market. In general, the securities of mid-size companies are more volatile than those of large companies.
    Growth Investing Risk--Growth stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.
    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earning of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    Market Capitalization Risk--Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. Small and mid-sized companies tend to be more vulnerable to adverse developments and more volatile than large companies. Investments in small and mid-sized companies may involve special risks, including those associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited product lines, markets and financial resources. Also, there may be less publicly available information about the issuers of the securities or less market interest in such securities than in the case of larger companies, each of which can cause significant price volatility. The securities of small and mid-sized companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for the fund to establish or close out a position in these securities at prevailing market prices.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a fund does trade in this way, it may incur increasing costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    The prices of IPO securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the fund will have favorable IPO investment opportunities.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   19.35%
1999...................................................................   55.60%
2000...................................................................   -3.55%
2001...................................................................  -31.14%
2002...................................................................  -31.90%
2003...................................................................   37.82%
2004...................................................................   13.34%
2005...................................................................   10.72%
2006...................................................................   16.11%
2007...................................................................



    During the periods shown in the bar chart, the highest quarterly return was [33.23% (quarter ended December 31, 1999)] and the lowest quarterly return was [-34.19% (quarter ended September 30, 2001)]. For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------
(for the periods ended                                        10       INCEPTION
December 31, 2007)                       1 YEAR    5 YEARS   YEARS        DATE
------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund(1)                      %         %        %      08/22/97(2)
S&P 500--Registered Trademark--
  Index(3,4)                                                             08/31/97(2)
Russell Midcap--Registered Trademark--
  Growth Index(3,4,5)                                                    08/31/97(2)
Lipper VUF Mid-Cap Growth Funds
  Index(3,4,6)                                                           08/31/97(2)
------------------------------------------------------------------------------------



(1) For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.

(2) The fund commenced investment operations on August 22, 1997. Index comparison began on August 31, 1997.

(3) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry. The fund has also included the Russell Midcap--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Mid-Cap Growth Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(4) The indices may not reflect payment of fees, expenses or taxes.

(5) The Russell Midcap--Registered Trademark-- Growth Index measures the performance of those securities in the Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap--Registered Trademark-- Growth Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(6) The Lipper VUF Mid-Cap Growth Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Mid-Cap Growth Funds category. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization weighted index that is widely used for mid-sized companies. The index accounts for approximately 7% of the U.S. equity market.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)          SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                         %

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursement(2,4)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------


[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through April 30, 2008, the fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but by the expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Dynamics Fund                        $        $         $         $
----------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


          SERIES I              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %            %
End of Year Balance           $            $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $            $
---------------------------------------------------------------------------------------------------------

          SERIES I              YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %
End of Year Balance           $            $            $            $
Estimated Annual Expenses     $            $            $            $
------------------------------------------------------------------------------------------


(1) Your annual expenses may be higher or lower than these shown.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


(collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.



- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with Invesco Aim and/or its affiliates since 1998.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities--Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities--If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities--Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.
    Short-term Securities--The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options--Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds--To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES
The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.
    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------


commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                             ----------------------
                             AIM V.I. DYNAMICS FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    This information has been audited by                     , whose report,
along with the fund's financial statements, is included in the fund's annual report, which is available upon request.




                                                                                         SERIES I
                                                                -----------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                                -----------------------------------------------------------
                                                                  2007           2006        2005        2004        2003
                                                                --------       --------    --------    --------    --------
Net asset value, beginning of period                                           $           $           $           $
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
===========================================================================================================================
    Total from investment operations
===========================================================================================================================
Net asset value, end of period                                                 $           $           $           $
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return                                                                           %           %           %           %
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                       $           $           $           $
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                       %           %           %           %
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                    %           %           %           %
===========================================================================================================================
Ratio of net investment income (loss) to average net assets                            %           %           %           %
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                                                %           %           %           %
___________________________________________________________________________________________________________________________
===========================================================================================================================

                                                          AIM V.I. DYNAMICS FUND

                                                                     PROSPECTUS

                                                                    May 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Dynamics Fund's investment objective is long-term capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trading Activity Monitoring                          8

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                       10

Distribution Plan                                   10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
The fund's investment objective is long-term capital growth.

    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet is objective by investing, normally, at least 65% of its assets in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stock.

    The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Mid Cap--Registered Trademark-- Index measures the performance of the 800 smallest companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The companies in the Russell Mid Cap--Registered Trademark-- Index are considered representative of medium-sized companies and constitute approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The portfolio managers actively manage the fund using a two-step stock selection process that combines quantitative and fundamental analyses. The quantitative analysis involves using a stock ranking model to rank stocks based primarily upon: (1) earning, (2) quality; and (3) valuation. The fundamental analysis focuses on identifying both industries and companies that, in portfolio managers' view, have high growth potential and are also favorably priced relative to growth expectations for that company. The portfolio managers base their selection of stocks for the fund on analysis of individual companies. The investment process involves:

- Applying fundamental research, including financial statement analysis and management visits to identify stocks of companies believed to have large potential markets, cash-generating business models, improving balance sheets and solid management teams; and

- Using a variety of valuation techniques to determine target buy and sell prices as well as a stock's valuation upside and downside potential.
    The resulting portfolio contains two types of companies: (1) consistent growth companies and (2) earnings-acceleration companies. Consistent growth companies are companies with a history of strong returns and, in the portfolio manager's opinion, are industry leaders serving growth, non-cyclical markets whose performance tends to remain constant regardless of economic conditions. Earning-acceleration companies are companies that are driven by near-term catalysts such as new products, improved processes and/or specific economic conditions that may lead to rapid sales and earnings growth.
    The portfolio managers strive to control the fund's volatility and risk by varying individual stock position sizes and diversifying fund holdings across sectors.
    The portfolio managers considers selling or reducing the fund's holdings in a stock if: (1) it no longer meets the investment criteria; (2) a company's fundamentals deteriorate; (3) a stock's price reaches its valuation target; (4) a company is no longer considered a mid-capitalization company; and/or (5) a more attractive investment option is identified.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


    When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio many decline in value more than the overall stock market. In general, the securities of mid-size companies are more volatile than those of large companies.
    Growth Investing Risk--Growth stocks can perform differently from the market as a whole and other types of stocks and tend to be more expensive relative to their earnings or assets compared with other types of stocks. As a result, growth stocks tend to be more sensitive to changes in their earnings and can be more volatile than other types of stocks.
    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earning of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    Market Capitalization Risk--Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. Small and mid-sized companies tend to be more vulnerable to adverse developments and more volatile than large companies. Investments in small and mid-sized companies may involve special risks, including those associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited product lines, markets and financial resources. Also, there may be less publicly available information about the issuers of the securities or less market interest in such securities than in the case of larger companies, each of which can cause significant price volatility. The securities of small and mid-sized companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for the fund to establish or close out a position in these securities at prevailing market prices.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a fund does trade in this way, it may incur increasing costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    The prices of IPO securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the fund will have favorable IPO investment opportunities.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.

                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998*..................................................................   19.05%
1999*..................................................................   55.21%
2000*..................................................................   -3.79%
2001*..................................................................  -31.31%
2002*..................................................................  -32.07%
2003*..................................................................   37.48%
2004**.................................................................   13.07%
2005...................................................................   10.44%
2006...................................................................   15.84%
2007...................................................................        %

* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.
** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.


    During the periods shown in the bar chart, the highest quarterly return was [33.15% (quarter ended December 31, 1999)] and the lowest quarterly return was [-34.23% (quarter ended September 30, 2001)]. For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc.


PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
                                                                                 SERIES I
(for the periods ended                                                           INCEPTION
December 31, 2007)                        1 YEAR   5 YEARS   10 YEARS              DATE
--------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund(1)                      %        %            %           08/22/97
S&P 500--Registered Trademark--
  Index(3,4)                                                         (2)            --
Russell Midcap(R) Growth Index(3,4,5)                                (2)            --
Lipper VUF Mid-Cap Growth Funds
  Index(3,4,6)                                                       (2)            --
--------------------------------------------------------------------------------------------

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


(1) The return shown for the one year period is the historical performance of the fund's Series II shares. The returns shown for other periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the Predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.

(2) Series I shares of the fund commenced investment operations on August 22, 1997. Index comparison began on August 31, 1997.

(3) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry. The fund has also included the Russell Midcap--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Mid-Cap Growth Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

(4) The indices may not reflect payment of fees, expenses or taxes.

(5) The Russell Midcap--Registered Trademark-- Growth Index measures the performance of those securities in the Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap--Registered Trademark-- Growth Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(6) The Lipper VUF Mid-Cap Growth Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Mid-Cap Growth Funds category. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization weighted index that is widely used for mid-sized companies. The index accounts for approximately 7% of the U.S. equity market.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                       SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred Sales Charge (Load)                                  N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)        SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense(2,4)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through April 30, 2008, the fund's advisor contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but by the expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.
(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected; (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------


 time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on you investment before operating expenses each year;
      and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Dynamics Fund                      $        $         $         $
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


         SERIES II              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------

         SERIES II              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------


(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of    % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment,

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

 and the management of daily cash flows in accordance with portfolio holdings.
  The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.


- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with Invesco Aim and/or its affiliates since 1998.


    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:



    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities--Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities--If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities--Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities--The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options--Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds--To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN
The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                            -----------------------
                             AIM V.I. DYNAMICS FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by                     , whose report,
along with the fund's financial statements, is included in the fund's annual report, which is available upon request.




                                                                                         SERIES II
                                                              ---------------------------------------------------------------
                                                                                                                APRIL 30,
                                                                                                                  2004
                                                                                                                (DATE SALES
                                                                         YEAR ENDED DECEMBER 31,                COMMENCED) TO
                                                              ----------------------------------------------    DECEMBER 31,
                                                                2007             2006              2005           2004
                                                              -----------      -----------       -----------    -------------
Net asset value, beginning of period                                             $                 $               $
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
=============================================================================================================================
    Total from investment operations
=============================================================================================================================
Net asset value, end of period                                                   $                 $               $
=============================================================================================================================
Total return                                                                           %                 %               %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                         $                 $               $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                       %                 %               %
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                    %                 %               %
=============================================================================================================================
Ratio of net investment income (loss) to average net assets                            %                 %               %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                                                %                 %               %
_____________________________________________________________________________________________________________________________
=============================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:         Invesco Aim Distributors, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, TX 77046-1173
BY TELEPHONE:    (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
   AIM V.I. Dynamics Fund Series II
   SEC 1940 Act file number: 811-07452
-----------------------------------------------


invescoaim.com     I-VIDYN-PRO-2

                                                AIM V.I. FINANCIAL SERVICES FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Financial Services Fund's investment objective is capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 7

Portfolio Managers                                   7

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            8

Fair Value Pricing                                   8

Risks                                                9

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is capital growth.

    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in financial services-related industries.


    The fund considers a company to be doing business in financial services-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in financial services-related industries; (2) at least 50% of its assets are devoted to producing revenues in the financial services-related industries; or
(3) based on other available information, the portfolio managers determine that its primary business is within the financial services-related industries. The principal type of equity securities purchased by the fund is common stocks. Companies in financial services-related industries include, but are not limited to, banks, insurance companies, investment banking and brokerage companies, credit finance companies, asset management companies and companies providing other financial-related services.

    The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the financial services sector. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities, the portfolio managers primarily focus on (1) companies trading at a significant discount to the portfolio managers' estimate of intrinsic value; and (2) companies that the portfolio managers expect to exhibit capital discipline by returning meaningful excess capital to shareholders through dividends and share repurchases. Emphasis is placed on financial services companies that the portfolio managers expect to profitably grow cash flows over time. The portfolio managers consider a 2 to 3-year investment horizon when selecting investments. Given the inherent limitations of investing within a single sector, not all investments will have these attributes.
    The portfolio managers will consider selling a security for the following reasons: (1) a more attractive investment opportunity is identified; (2) if a stock is trading significantly above the portfolio managers' estimate of intrinsic value; or (3) if there is an adverse change in capital allocation activities or business fundamentals that is change in capital allocation activities or business fundamentals that is not adequately reflected in the stock's valuations.
    The portfolio managers seek to achieve strong long-term performance by constructing a portfolio of financial companies that are significantly undervalued on an absolute basis and that exhibit superior capital discipline. The investment process is fundamental in nature and focused on individual companies rather than macro economic forecasts. The portfolio managers normally construct a portfolio of 35 to 50 stocks while striving to diversify within the financial sector. Under normal market conditions, the fund's top ten holdings may comprise over 50% of the fund's total assets.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability, and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.


    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------


    Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the financial services sector. This means that the fund's investment concentration in the financial services sector is higher than most mutual funds and the broad securities market. Consequently, the fund may tend to be more volatile than other mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund may tend to rise and fall more rapidly.


    Financial Services Industry Risk--The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to several risks that may impact the value of investments in the financial services sector more severely than investments outside the sector. Businesses in the financial sector often operate with substantial financial leverage.


    Concentration Risk--Since a large percentage of the fund's assets may be invested in the securities of a limited number of companies, each investment has a greater effect on the fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.


    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:


  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   24.80%
2001...................................................................   -9.88%
2002...................................................................  -14.90%
2003...................................................................   29.58%
2004...................................................................    8.68%
2005...................................................................    5.91%
2006...................................................................   16.44%
2007...................................................................        %



    During the periods shown in the bar chart, the highest quarterly return was [22.11% (quarter ended September 30, 2000)] and the lowest quarterly return was [-15.56% (quarter ended September 30, 2002)]. For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------------------
(for the periods ended                                                SINCE          INCEPTION
December 31, 2007)                              1 YEAR    5 YEARS   INCEPTION           DATE
---------------------------------------------------------------------------------
AIM V.I. Financial Services Fund(1)                   %         %             %        09/20/99
S&P 500--Registered Trademark-- Index(3,4)                                    (2)      09/30/99(2)
S&P 500 Financials Index(3,4,5)                                               (2)      09/30/99(2)
Lipper VUF Financial Services Funds Category
  Average(3,4,6)                                                              (2)    09/30/99(2)
--------------------------------------------------------------------------------------------------



(1) For periods to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.

(2) The fund commenced investment operations on September 20, 1999. Index comparisons began on September 30, 1999.

(3) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry. The fund has also included the Standard & Poor's 500 Financials Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Financial Services Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

(4) The indices may not reflect payment of fees, expenses or taxes.

(5) The Standard & Poor's 500 Financials Index is a market capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment and real estate, including REITs.


(6) The Lipper VUF Financial Services Funds Category Average represents the average of all the variable insurance underlying funds in the Lipper Financial Services Funds category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in providing financial services.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                            %

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are the expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.


(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Financial Services Fund              $        $         $         $
----------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco AIM Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco AIM Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco AIM Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



SERIES I                        YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------


SERIES I                        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management, Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the retail AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of    % of average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Michael J. Simon (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 2001. As the lead manager, Mr. Simon generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Simon may perform these functions, and the nature of these functions, may change from time to time.



- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 1991.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.
    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:

(1) trade activity monitoring; and
(2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------


the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates or its affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    This information has been audited by                     , whose report,
along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                          SERIES I
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------------------------------------
                                                              2007            2006             2005            2004        2003
                                                            --------        --------         --------        --------    --------
Net asset value, beginning of period                        $               $                $               $           $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=================================================================================================================================
    Total distributions
=================================================================================================================================
Net asset value, end of period                              $               $                $               $           $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return                                                        %               %                %               %           %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $               $                $               $           $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                             %               %                %               %           %
=================================================================================================================================
Ratio of net investment income to average net assets                %               %                %               %           %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             %               %                %               %           %
_________________________________________________________________________________________________________________________________
=================================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
   AIM V.I. Financial Services Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------------


invescoaim.com     I-VIFSE-PRO-1

                                                AIM V.I. FINANCIAL SERVICES FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Financial Services Fund's investment objective is capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 7

Portfolio Managers                                   7

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trading Activity Monitoring                          8

Fair Value Pricing                                   8

Risks                                                9

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Distribution Plan                                   10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is capital growth.

    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in financial services-related industries.


    The fund considers a company to be doing business in financial services-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in financial services-related industries; (2) at least 50% of its assets are devoted to producing revenues in the financial services-related industries; or
(3) based on other available information, the portfolio managers determine that its primary business is within the financial services-related industries. The principal type of equity securities purchased by the fund is common stocks. Companies in financial services-related industries include, but are not limited to, banks, insurance companies, investment banking and brokerage companies, credit finance companies, asset management companies and companies providing other finance-related services.

    The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the financial services sector. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities, the portfolio managers primarily focus on (1) companies trading at a significant discount to the portfolio managers' estimate of intrinsic value; and (2) companies that the portfolio managers expect to exhibit capital discipline by returning meaningful excess capital to shareholders through dividends and share repurchases. Emphasis is placed on financial services companies that the portfolio managers expect to profitably grow cash flows over time. The portfolio manager considers a 2 to 3-year investment horizon when selecting investments. Given the inherent limitations of investing within a single sector, not all investments will have these attributes.
    The portfolio managers will consider selling a security for the following reasons: (1) a more attractive investment opportunity is identified; (2) if a stock is trading significantly above the portfolio managers' estimate of intrinsic value; or (3) if there is an adverse change in capital allocation activities or business fundamentals that is not adequately reflected in the stock's valuation.
    The portfolio managers seek to achieve strong long-term performance by constructing a portfolio of financial companies that are significantly undervalued on an absolute basis and that exhibit superior capital discipline. The investment process is fundamental in nature and focused on individual companies rather than macro economic forecasts. The portfolio managers normally construct a portfolio of 35 to 50 stocks while striving to diversify within the financial sector. Under normal market conditions, the fund's top ten holdings may comprise over 50% of the fund's total assets.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability, and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.


    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more-than the equity securities of larger, more-established companies. Also, because equity

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the financial services sector. This means that the fund's investment concentration in the financial services sector is higher than most mutual funds and the broad securities market. Consequently, the fund may tend to be more volatile than other mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund may tend to rise and fall more rapidly.


    Financial Services Industry Risk--The financial services sector is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in the financial services sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. The financial services industry is exposed to several risks that may impact the value of investments in the financial services sector more severely than investments outside the sector. Businesses in the financial sector often operate with substantial financial leverage.


    Concentration Risk--Since a large percentage of the fund's assets may be invested in the securities of a limited number of companies, each investment has a greater effect on the fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.


    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:


  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000*..................................................................   24.49%
2001*..................................................................  -10.11%
2002*..................................................................  -15.11%
2003*..................................................................   29.26%
2004**.................................................................    8.44%
2005...................................................................    5.61%
2006...................................................................   16.22%
2007...................................................................


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.
** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.


    During the periods shown in the bar chart, the highest quarterly return was [22.04% (quarter ended September 30, 2000)] and the lowest quarterly return was [-15.62% (quarter ended September 30, 2002)]. For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------
                                                                            SERIES I
(for the periods ended                                           SINCE     INCEPTION
December 31, 2007)                        1 YEAR     5 YEARS    INCEPTION     DATE
----------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund(1)              %         %           %     09/20/99
S&P 500(R) Index(3,4)                                                  (2)   09/30/99(2)
S&P 500 Financials Index(3,4,5)                                        (2) 09/30/99(2)
Lipper VUF Financial Services Funds
  Category Average(3,4,6)                                              (2) 09/30/99(2)
----------------------------------------------------------------------------------------



(1) The return shown for the one year period is the historical performance of the fund's Series II shares. The returns shown for other periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the Predecessor fund's Series I (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's shares is April 30, 2004. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Total return figures include reinvested dividends and capital gain distributions and the effect on the fund's expenses.

(2) Series I shares of the fund commenced investment operations on September 20, 1999. Index comparisons began on September 30, 1999.

(3) The Standard & Poor's 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity and their industry. The fund has also included the Standard & Poor's 500 Financials Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Financial Services Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

(4) The indices may not reflect payment of fees, expenses or taxes.

(5) The Standard & Poor's 500 Financials Index is a market capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment and real estate, including REITs.


(6) The Lipper VUF Financial Services Funds Category Average represents the average of all the variable insurance underlying funds in the Lipper Financial Services Funds category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in providing financial services.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
------------------------------------------------------------------------------------
(fees paid directly from your investment)                           SERIES II SHARES
------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                               N/A

Maximum Deferred
Sales Charge (Load)                                                       N/A
------------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)        SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.


(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are the expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.


(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Financial Services Fund            $        $         $         $
--------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


  There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


         SERIES II              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------

         SERIES II              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------


(1) Your annual expenses may be higher or lower than these shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Michael J. Simon (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 2001. As the lead manager, Mr. Simon generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Simon may perform these functions, and the nature of these functions, may change from time to time.



- Meggan M. Walsh, Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 1991.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------


    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN
The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------


level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                        AIM V.I. FINANCIAL SERVICES FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by           , whose report, along with
the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                      SERIES II
                                                              ----------------------------------------------------------
                                                                           YEAR ENDED                     APRIL 30, 2004
                                                                          DECEMBER 31,                     (DATE SALES
                                                              ------------------------------------        COMMENCED) TO
                                                               2007           2006           2005          DECEMBER 31,
                                                              ------         ------         ------             2004
Net asset value, beginning of period                          $              $              $                 $
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
========================================================================================================================
    Total from investment operations
========================================================================================================================
Less distributions:
  Dividends from net investment income
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
========================================================================================================================
    Total distributions
========================================================================================================================
Net asset value, end of period                                $              $              $                 $
________________________________________________________________________________________________________________________
========================================================================================================================
Total return                                                        %              %              %                 %
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $              $                 $
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                             %              %              %                 %
========================================================================================================================
Ratio of net investment income to average net assets                %              %              %                 %
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                             %              %              %                 %
________________________________________________________________________________________________________________________
========================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:                         Invesco Aim Distributors,
                                 Inc.
                                 11 Greenway Plaza, Suite 100
                                 Houston, TX 77046-1173
BY TELEPHONE:                    (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
   AIM V.I. Financial Services Fund Series II
   SEC 1940 Act file number: 811-07452
-----------------------------------------------

invescoaim.com     I-VIFSE-PRO-2

                                                AIM V.I. GLOBAL HEALTH CARE FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Global Health Care Fund's investment objective is capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 7

Portfolio Manager                                    7

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            8

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                               ------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is capital growth.

    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a health care industry company to be one that (1) derives at least 50% of its revenues or earnings from health care activities; or (2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities). The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the health care industry.
    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S.
    The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.

    When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.
    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.
    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

    The value of the fund's shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulation. Government regulation may impact the demand for products and services offered by health care companies. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.
    The fund's investments are concentrated in a comparatively narrow segment of the economy. This means that the fund's investment concentration in the health care industry is higher than most mutual funds and the broad securities market. Consequently, the fund tends to be more volatile than other mutual funds, and the value of the fund's investments and consequently an investment in the fund tends to go up and down more rapidly.
    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies and governments located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. Attractive IPOs are often oversubscribed and may not be available to the fund, or may be available in only very limited quantities.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    The prices of IPO securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the fund will have favorable IPO investment opportunities.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   42.85%
1999...................................................................    4.87%
2000...................................................................   30.54%
2001...................................................................  -12.59%
2002...................................................................  -24.45%
2003...................................................................   27.78%
2004...................................................................    7.57%
2005...................................................................    8.15%
2006...................................................................    5.24%
2007...................................................................



    During the periods shown in the bar chart, the highest quarterly return was [15.79% (quarter ended December 31, 1998)] and the lowest quarterly return was [-21.45% (quarter ended March 31, 2001)]. For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------
(for the periods ended                                                    INCEPTION
December 31, 2007)                       1 YEAR    5 YEARS   10 YEARS        DATE
---------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund(1)            %         %          %     05/21/97(2)
MSCI World Index--Servicemark--(4,5)                                (2)           --
MSCI World Health Care Index(4,5,6)                                 (2)           --
Lipper VUF Health/Biotechnology Funds
  Category Average(4,5,7)                                           (2)           --
-----------------------------------------------------------------------



(1) For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.

(2) The fund commenced investment operations on May 21, 1997. Index comparisons began on May 31, 1997.
(3) The average annual total return given is since the inception dated of the MSCI World Health Care Index.

(4) The Morgan Stanley Capital International World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The fund has also included the Morgan Stanley Capital International World Healthcare Index as its style specific index because the fund believe it better represents the global investments of the fund. In addition, the fund has elected to use the Lipper Variable Underlying Funds (VUF) Health/Biotechnology Funds Category Average (which may or may not include the fund) for comparison to a peer group.

(5) The indices may not reflect payment of fees, expenses or taxes.

(6) The MSCI World Health Care Index is a free float-adjusted market capitalization index that represents the health care segment in global developed market equity performance.


(7) The Lipper VUF Health/Biotechnology Funds Category Average represents an average of all the variable insurance underlying funds in the Lipper Health/Biotechnology Funds category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine and biotechnology.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)          SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses(2,4)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through April 30, 2008, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but by the expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund              $        $         $         $
----------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SERIES I                        YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------

SERIES I                        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets.


    Invesco Aim, not the fund, pays for the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGER



Derek M. Taner, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2005 and has been associated with Invesco Aim and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.


    More information on the portfolio manager may be found on the advisor's website http://www.invescoaim.com. The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------


all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    This information has been audited by                    , whose report,
along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                       SERIES I
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $              $           $           $           $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Net asset value, end of period
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return                                                          %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                               %              %           %           %           %
=========================================================================================================================
Ratio of net investment income (loss) to average net assets           %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                               %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Global Health Care Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------

invescoaim.com     I-VIGHC-PRO-1

                                                AIM V.I. GLOBAL HEALTH CARE FUND

                                                                     PROSPECTUS

                                                                    May 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Global Health Care Fund's investment objective is capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5
Expense Example                                      5
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6
Advisor Compensation                                 7
Portfolio Manager                                    7
OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7
Excessive Short-Term Trading Activity
  Disclosure                                         8
Trading Activity Monitoring                          8
Fair Value Pricing                                   8
Risks                                                8
Pricing of Shares                                    9
Taxes                                               10
Dividends and Distributions                         10
Share Classes                                       10
Distribution Plan                                   10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management, Group Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is capital growth.

    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a health care industry company to be one that (1) derives at least 50% of its revenues or earnings from health care activities; or
(2) devotes at least 50% of its assets to such activities, based on its most recent fiscal year. Such companies include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities). The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies the portfolio managers believe will benefit from developments in the health care industry.

    The fund will normally invest in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S.
    The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The portfolio managers allocate the fund's assets among securities of countries and in currency denominations that are expected to provide the best opportunities for meeting the fund's investment objective. In analyzing specific companies for possible investment, the portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.

    When suitable opportunities are available, the fund may invest in initial public offerings (IPOs) of securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.
    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.
    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and mark price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

    The value of the fund's shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulation. Government regulation may impact the demand for products and services offered by health care companies. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.
    The fund's investments are concentrated in a comparatively narrow segment of the economy. This means that the fund's investment concentration in the health care industry is higher than most mutual funds and the broad securities market. Consequently, the fund tends to be more volatile than other mutual fund, and the value of the fund's investments and consequently an investment in the fund tends to go up and down more rapidly.
    The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

   These factors may affect the prices of securities issued by foreign companies and governments located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    IPOs of securities issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. Attractive IPOs are often oversubscribed and may not be available to the fund, or may be available in only very limited quantities.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
    The prices of IPO securities may go up and down more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the fund will have favorable IPO investment opportunities.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                              (PERFORMANCE GRAPH)

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998*..................................................................   42.50%
1999*..................................................................    4.60%
2000*..................................................................   30.22%
2001*..................................................................  -12.80%
2002*..................................................................  -24.64%
2003*..................................................................   27.46%
2004**.................................................................    7.25%
2005...................................................................    7.90%
2006...................................................................    4.96%
2007...................................................................


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.
** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.


    During the periods shown in the bar chart, the highest quarterly return was [15.72% (quarter ended December 31, 1998)] and the lowest quarterly return was [-21.49% (quarter ended March 31, 2001)]. For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                               SERIES I
(for the periods ended                                                         INCEPTION
December 31, 2007)                        1 YEAR    5 YEARS     10 YEARS         DATE
------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund(1)            %         %           %(2)     05/21/97(2)
MSCI World Index--Servicemark--(4,5)                                  (2)         --
MSCI World Health Care Index(4,5,6)                                   (3)         --
Lipper VUF Health/Biotechnology Funds
  Category Average(4,5,7)                                             (2)         --
------------------------------------------------------------------------------------------



(1) The return shown for the one year period is the historical performance of the fund's Series II shares. The returns shown for other periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the Predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.

(2) Series I shares of the Fund commenced investment operations on May 21, 1997. Index comparisons began on May 31, 1997.
(3) The average annual total return given is since the inception date of the MSCI World Health Care Index.

(4) The Morgan Stanley Capital International World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The fund has also included the Morgan Stanley Capital International World Healthcare Index as its style-specific index because the fund believe it better represents the global investments of the fund. In addition, the fund has elected to use the Lipper Variable Underlying Funds (VUF) Health/Biotechnology Funds Category Average (which may or may not include the fund) for comparison to a peer group.

(5) The indices may not reflect payment of fees, expenses or taxes.

(6) The MSCI World Health Care Index is a free float-adjusted market capitalization index that represents the health care segment in global developed market equity performance.


(7) The Lipper VUF Health/Biotechnology Funds Category Average is a equally weighted representation of the largest funds in the Lipper
    Health/Biotechnology Funds category. These funds invest at least 65% of their portfolios in equity securities of companies engaged in healthcare, medicine and biotechnology.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                       SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred Sales Charge (Load)                                  N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)        SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses(2,4)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through April 30, 2008, the advisor contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but by the expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
    (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
    (ii) earn a 5% return on your investment before operating expenses each year; and
    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund            $        $         $         $
--------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


         SERIES II              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------

         SERIES II              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------


(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGER



Derek M. Taner, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2005 and has been associated with Invesco Aim and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.


    More information on the portfolio manager may be found on the advisor's website http://www.invescoaim.com. The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------


all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES


The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not

                        --------------------------------
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        --------------------------------

exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by                     , whose report,
along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                             SERIES II
                                                              ----------------------------------------
                                                                                       APRIL 30, 2004,
                                                                   YEAR ENDED            (DATE SALES
                                                                  DECEMBER 31,          COMMENCED) TO
                                                              ---------------------     DECEMBER 31,
                                                               2006          2005           2004
                                                              -------       -------    ---------------
Net asset value, beginning of period                          $             $              $
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
======================================================================================================
    Total from investment operations
======================================================================================================
Net asset value, end of period                                $             $              $
______________________________________________________________________________________________________
======================================================================================================
Total return                                                         %             %              %
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $              $
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets                              %             %              %
======================================================================================================
Ratio of net investment income (loss) to average net assets          %             %              %
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate                                              %             %              %
______________________________________________________________________________________________________
======================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            INVESCO AIM DISTRIBUTORS, INC.
                    11 GREENWAY PLAZA, SUITE 100
                    HOUSTON, TX 77046-1173

BY TELEPHONE:       (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------------------
   AIM V.I. Global Health Care Fund Series II
   SEC 1940 Act file number: 811-07452
------------------------------------------------


invescoaim.com     I-VIGHC-PRO-2

                                                AIM V.I. GLOBAL REAL ESTATE FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Global Real Estate Fund's investment objective is high total return through growth of capital and current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.



                                                   --Registered Trademark--

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 7

Portfolio Managers                                   7

OTHER INFORMATION                                    8
------------------------------------------------------
Purchase and Redemption of Shares                    8

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            8

Fair Value Pricing                                   9

Risks                                                9

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
The fund's investment objective is high total return through growth of capital and current income. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund will invest, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs). A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.



    The principal type of securities purchased by the fund is common stock which is a type of equity security. The fund may purchase debt securities including U.S. Treasury and agency bonds and notes.



    The fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.



    The fund will normally invest in securities of companies located in at least three different countries, including the United States.



    The fund may invest in non-investment grade debt securities (commonly known as "junk bonds").



    The fund may engage in short sales of securities. A short sale occurs when the fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the fund may sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sale against the box). The fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the fund's total assets.



    The fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the fund's portfolio managers to be of comparable quality.



    The fund's investments in the types of securities described in this prospectus varies from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.



    The portfolio managers and investment team focus on equity REITs and real estate operating companies. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation. Each potential investment is analyzed using fundamental research and pricing components to identify attractively priced securities that appear to have relatively favorable long-term prospects. Some of the fundamental factors that are evaluated in screening potential investments for the fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios.



    The market and company research available to the investment team helps the portfolio managers in their efforts to identify REITs and real estate companies operating in the most attractive markets that represent quality properties, solid management teams with the ability to effectively manage capital structure decisions. The companies that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess stock valuations relative to one another and relative to the investment teams' assessment of underlying asset value.



    The fundamental research and pricing factors are combined to identify attractively priced securities of companies that appear to have relatively favorable long-term prospects. The portfolio managers also consider the relative liquidity of each security in the construction of the fund.



    The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index (the benchmark index). The fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas from time to time. The fund uses the benchmark index as a guide in structuring the portfolio, but the fund is not an index fund.



    The portfolio managers will consider selling a security if they conclude (1) its relative valuation falls below desired levels, (2) its risk/return profile change significantly, (3) its fundamentals change, or (4) a more attractive investment opportunity is identified.


    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------


could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

RISKS


The principal risks of investing in the fund are:



    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.



    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.



    Real Estate Risk--Because the fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.



    Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company's ability to operate effectively. Real estate risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination.



    Real estate companies tend to be small to medium-sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the share's price than is the case with larger company shares.



    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including environmental liabilities, difficulties in valuing and selling real estate, declines in the value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.



    The value of a fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Because REITs have expenses of their own, the fund will bear a proportionate share of those expenses.



    Foreign Securities Risk--Foreign securities have additional risks, including fluctuations in the value of the U.S. dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.



    Interest Rate Risk--Interest rate risk is the risk that fixed-income investments such as preferred stocks and debt securities, and to a lesser extent dividend-paying common stocks such as REIT common shares, will decline in value because of changes in interest rates. When market interest rates rise, the market value of such securities generally will fall. The fund's investment in such securities means that the net asset value its shares will tend to decline if market interest rates rise.



    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.



    Short Sales Risk--If the fund sells a security short that it does not own, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction and the more the price of your shares will be affected. If the fund sells a security short that it owns (short sale against the box), any future losses in the fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The fund will also incur transaction costs to engage short sales.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------



    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality may result in bankruptcy for the issuer and permanent loss of investment.



    High Yield Risk--High yield risk is a form of credit risk. High yield bonds or "junk bonds" are bonds rated below investment grade or deemed to be of comparable quality. They are considered to be speculative investments with greater risk of failure to make timely payment of interest and principal (to default on their contractual obligations) than their investment grade counterparts. High yield bonds may exhibit increased price sensitivity and reduced liquidity generally and particularly during times of economic downturn or volatility in the capital markets.



    Concentration Risk--Because the fund concentrates its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.



    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................    0.35%
2000...................................................................   28.63%
2001...................................................................   -0.76%
2002...................................................................    6.37%
2003...................................................................   38.82%
2004...................................................................   36.58%
2005...................................................................   14.24%
2006...................................................................   42.60%
2007...................................................................



    During the periods shown in the bar chart, the highest quarterly return was [17.14% (quarter ended December 31, 2004)] and the lowest quarterly return was [-8.32% (quarter ended September 30, 1999)]. For period prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc. Additionally, effective April 30, 2004 and, again on July 3, 2006, the fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                         SINCE         INCEPTION
December 31, 2007)                        1 YEAR    5 YEARS   INCEPTION         DATE
------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund(1)             %         %           %        03/31/98
MSCI World Index(SM)(2,3)                                                      03/31/98(4)
FTSE EPRA/NAREIT Global Real Estate
  Index(2,3,6)                                                                 12/31/99(5)
Lipper VUF Real Estate Funds Category
  Average(2,3,7)                                                               03/31/98(4)
------------------------------------------------------------------------------------------



(1) For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Additionally, on April 30, 2004, and, again on July 3, 2006, the fund changed its investment objective. As a result, performance shown for the fund reflects the investment objective of the fund in effect during the periods shown. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.


(2) The Morgan Stanley Capital Investment World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The fund has also included the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts Global Real Estate Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Real Estate Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.


(3) The indices may not reflect payment of fees, expenses or taxes.


(4) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.


(5) The average annual total return given is since the inception date of the FTSE EPRA/NAREIT Global Real Estate Index.


(6) The FTSE EPRA/NAREIT Global Real Estate Index is designed to track the performance of listed real estate companies and REITs worldwide. It is compiled by FTSE Group, National Association of Real Estate Trusts and European Public Real Estate Association.


(7) The Lipper VUF Real Estate Funds Category Average represents an average of all the variable insurance underlying funds in the Lipper Real Estate Funds category. These funds invest at least 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
------------------------------------------------------------
(expenses that are deducted from Series I
share assets)                                SERIES I SHARES
------------------------------------------------------------
Management Fees(2)                                    %

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense
Reimbursements(2,4)

Net Annual Fund Operating Expenses
------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through April 30, 2008, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but by the expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form or credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund              $        $         $         $
----------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



          SERIES I              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------


          SERIES I              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS


Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received compensation of % of average daily net assets, after fee waivers and/or expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory agreements and the sub-advisory agreement of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Institutional and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.



- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Institutional and/or its affiliates since 1998.



- James Cowen, Portfolio Manager, who has been responsible for the fund since 2008. Mr. Cowen previously managed the fund from January, 2006 to January, 2007, and has been a member of Invesco Institutional's Real Estate Team since 2001. Mr. Cowen has been associated with Invesco Asset Management and/or its affiliates since 2001.



- Paul S. Curbo, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Institutional and/or its affiliates since 1998.



- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Institutional and/or its affiliates since 1989.



- Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Institutional and/or its affiliates since 1998.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------


company to take action to stop such activities, or (ii) refusing to process future purchases in the insurance company's account with the fund related to such activities. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------


fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    This information has been audited by           , whose report, along with
the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                     SERIES I
                                                              -------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                                2007          2006       2005       2004       2003
                                                              --------       -------    -------    -------    -------
Net asset value, beginning of period                          $              $          $          $          $
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
=====================================================================================================================
    Total from investment operations
=====================================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=====================================================================================================================
    Total distributions
=====================================================================================================================
Net asset value, end of period                                $              $          $          $          $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return                                                          %             %          %          %          %
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $          $          $          $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      %             %          %          %          %
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   %             %          %          %          %
=====================================================================================================================
Ratio of net investment income to average net assets                  %             %          %          %          %
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                               %             %          %          %          %
_____________________________________________________________________________________________________________________
=====================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------
   AIM V.I. Global Real Estate Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------


invescoaim.com     VIGRE-PRO-1

                                                AIM V.I. GLOBAL REAL ESTATE FUND

                                                                     PROSPECTUS

                                                                    May 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Global Real Estate Fund's investment objective is high total return through growth of capital and current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:


- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              4
------------------------------------------------------
Annual Total Returns                                 4

Performance Table                                    5

FEE TABLE AND EXPENSE EXAMPLE                        6
------------------------------------------------------
Fees and Expenses of the Fund                        6

Expense Example                                      6

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        7
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     7
------------------------------------------------------
FUND MANAGEMENT                                      7
------------------------------------------------------
The Advisors                                         7

Advisor Compensation                                 8

Portfolio Managers                                   8

OTHER INFORMATION                                    9
------------------------------------------------------
Purchase and Redemption of Shares                    9

Excessive Short-Term Trading Activity
  Disclosures                                        9

Trade Activity Monitoring                            9

Fair Value Pricing                                  10

Risks                                               10

Pricing of Shares                                   10

Taxes                                               11

Dividends and Distributions                         11

Share Classes                                       11

Distribution Plan                                   11

Payments to Insurance Companies                     12

FINANCIAL HIGHLIGHTS                                13
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                               ------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                               ------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is high total return through growth of capital and current income. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund will invest, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs). A REIT is a real estate company that pools funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.



    The principal type of securities purchased by the fund is common stock which is a type of equity security. The fund may purchase debt securities including U.S. Treasury and agency bonds and notes.



    The fund considers a company to be a real estate or real estate-related company if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These companies include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.



    The fund will normally invest in securities of companies located in at least three different countries, including the United States.



    The fund may invest in non-investment grade debt securities (commonly known as "junk bonds").



    The fund may engage in short sales of securities. A short sale occurs when the fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the fund may sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sale against the box). The fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the fund's total assets.



    The fund may invest in equity and debt securities of companies unrelated to the real estate industry that the portfolio managers believe are undervalued and have potential for growth of capital. The fund limits its investments in debt securities unrelated to the real estate industry to those that are investment-grade or deemed by the fund's portfolio managers to be of comparable quality.



    The fund's investments in the types of securities described in this prospectus varies from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.



    When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as real property market cycle analysis, real property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions, and (iii) attractive valuations relative to peer investment alternatives.



    The portfolio managers and investment team focus on equity REITs and real estate operating companies. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation. Each potential investment is analyzed using fundamental research and pricing components to identify attractively priced securities that appear to have relatively favorable long-term prospects. Some of the fundamental factors that are evaluated in screening potential investments for the fund include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes and cash flow generating capacity of a company's properties and calculating relative return potential, asset quality, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios.



    The market and company research available to the investment team helps the portfolio managers in their efforts to identify REITs and real estate companies operating in the most attractive markets that represent quality properties, solid management teams with the ability to effectively manage capital structure decisions. The companies that are believed to have the most attractive fundamental attributes are then screened according to pricing factors that allow the management team to assess stock valuations relative to one another and relative to the investment teams' assessment of underlying asset value.



    The fundamental research and pricing factors are combined to identify attractively priced securities of companies that appear to have relatively favorable long-term prospects. The portfolio managers also consider the relative liquidity of each security in the construction of the fund.



    The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Global Real Estate Index (the benchmark index). The fund seeks to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by limiting the size of any one holding. Various factors may lead to overweighting or underweighting of particular property types and/or geographic areas from time to time. The fund uses the benchmark index as a guide in structuring the portfolio, but the fund is not an index fund.



    The portfolio managers will consider selling a security if they conclude (1) its relative valuation falls below desired levels, (2) its risk/return profile change significantly, (3) its fundamentals change, or (4) a more attractive investment opportunity is identified.


    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it

                               ------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                               ------------------


could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

RISKS


The principal risks of investing in the fund are:



    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.



    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.



    Real Estate Risk--Because the fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.



    Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management. Many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to real estate company leveraging may affect the company's ability to operate effectively. Real estate risks may also arise where real estate companies fail to carry adequate insurance, or where a real estate company may become liable for removal or other costs related to environmental contamination.



    Real estate companies tend to be small to medium-sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company's shares, which means that buy and sell transactions in those shares could have a larger impact on the share's price than is the case with larger company shares.



    The fund could conceivably hold real estate directly if a company defaults on debt securities the fund owns. In that event, an investment in the fund may have additional risks relating to direct ownership in real estate, including environmental liabilities, difficulties in valuing and selling real estate, declines in the value of the properties, risks relating to general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations and increases in interest rates.



    The value of a fund's investment in REITs is affected by the factors listed above, as well as the management skill of the persons managing the REIT. Because REITs have expenses of their own, the fund will bear a proportionate share of those expenses.



    Foreign Securities Risk--Foreign securities have additional risks, including fluctuations in the value of the U.S. dollar relative to the values of other currencies, relatively low market liquidity, decreased publicly available information about issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.



    Interest Rate Risk--Interest rate risk is the risk that fixed-income investments such as preferred stocks and debt securities, and to a lesser extent dividend-paying common stocks such as REIT common shares, will decline in value because of changes in interest rates. When market interest rates rise, the market value of such securities generally will fall. The fund's investment in such securities means that the net asset value its shares will tend to decline if market interest rates rise.



    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.



    Short Sales Risk--If the fund sells a security short that it does not own, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction and the more the price of your shares will be affected. If the fund sells a security short that it owns (short sale against the box), any future losses in the fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The fund will also incur transaction costs to engage short sales.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------





    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality may result in bankruptcy for the issuer and permanent loss of investment.



    High Yield Risk--High yield risk is a form of credit risk. High yield bonds or "junk bonds" are bonds rated below investment grade or deemed to be of comparable quality. They are considered to be speculative investments with greater risk of failure to make timely payment of interest and principal (to default on their contractual obligations) than their investment grade counterparts. High yield bonds may exhibit increased price sensitivity and reduced liquidity generally and particularly during times of economic downturn or volatility in the capital markets.



    Concentration Risk--Because the fund concentrates its investments in REITs and other companies related to the real estate industry, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader range of companies.



    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart and performance table shown do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.

                              (PERFORMANCE CHART)


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999*..................................................................    0.10%
2000*..................................................................   28.31%
2001*..................................................................   -1.01%
2002*..................................................................    6.11%
2003*..................................................................   38.48%
2004**.................................................................   36.40%
2005...................................................................   13.90%
2006...................................................................   42.24%
2007...................................................................


* The returns shown for these periods are the restated historical performance of the predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.
** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.


    During the periods shown in the bar chart, the highest quarterly return was [17.08% (quarter ended December 31, 2004)] and the lowest quarterly return was [-8.38% (quarter ended September 30, 1999)]. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc., (IFG), an affiliate of Invesco Aim Advisors, Inc. Additionally, effective April 30, 2004 and, again on July 3, 2006, the fund changed its investment objective. Performance shown for the fund reflects the investment objective of the fund in effect during the periods shown.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
(for the periods ended                                         SINCE         INCEPTION
December 31, 2007)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund(1)            %         %            %        03/31/98
MSCI World Index(SM )(2,3)                                            (4)    03/31/98(4)
FTSE EPRA/NAREIT Global Real Estate
  Index(2,3,6)                                                        (5)    12/31/99(5)
Lipper VUF Real Estate Funds Category
  Average(2,3,7)                                                      (4)    03/31/98(4)
------------------------------------------------------------------------------------------



(1) For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Additionally, (i) on April 30, 2004 and, again on July 3, 2006, the fund changed its investment objective (performance shown for the fund reflects the investment objective of the fund in effect during the periods shown), and (ii) the return shown for the one year period is the historical performance of the fund's Series II shares. The returns shown for other periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the Predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.


(2) The Morgan Stanley Capital Investment World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The fund has also included the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts Global Real Estate Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Real Estate Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

(3) The indices may not reflect payment of fees, expenses or taxes.
(4) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(5) The average annual total return given is since the inception date of the FTSE EPRA/NAREIT Global Real Estate Index.


(6) The FTSE EPRA/NAREIT Global Real Estate Index is designed to track the performance of listed real estate companies and REITs worldwide. It is compiled by FTSE Group, National Association of Real Estate Trusts and European Public Real Estate Association.


(7) The Lipper VUF Real Estate Funds Category Average represents an average of all the variable insurance underlying funds in the Lipper Real Estate Funds category. These funds invest at least 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from your investment)                    SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                         N/A
Maximum Deferred Sales Charge (Load)                                N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)     SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees(2)                                                      %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(2,4)

Net Annual Fund Operating Expenses
-------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through April 30, 2008, the advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specific maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but by the expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund            $        $         $         $
--------------------------------------------------------------------------------

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product, if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



SERIES II                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------


SERIES II                       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------


(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory agreement and the sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Institutional and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.



- Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Institutional and/or its affiliates since 1998.



- James Cowen, Portfolio Manager, who has been responsible for the fund since 2008. Mr. Cowen previously managed the fund from January, 2006 to January, 2007, and has been a member of Invesco Institutional's Real Estate Team since 2001. Mr. Cowen has been associated with Invesco Asset Management and/or its affiliates since 2001.



- Paul S. Curbo, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Institutional and/or its affiliates since 1998.



- James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Institutional and/or its affiliates since 1989.



- Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Institutional and/or its affiliates since 1998.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:

    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------


company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the fund. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

PAYMENTS TO INSURANCE COMPANIES


The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors makes these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                        AIM V.I. GLOBAL REAL ESTATE FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by           , whose report, along with
the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                 SERIES II
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                                       YEAR ENDED               (DATE SALES
                                                                      DECEMBER 31,             COMMENCED) TO
                                                              -----------------------------     DECEMBER 31,
                                                               2007         2006      2005          2004
                                                              ------       ------    ------    --------------
Net asset value, beginning of period                          $            $         $             $
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
=============================================================================================================
    Total from investment operations
=============================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=============================================================================================================
    Total distributions
=============================================================================================================
Net asset value, end of period                                $            $         $             $
_____________________________________________________________________________________________________________
=============================================================================================================
Total return                                                        %            %         %             %
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $         $             $
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    %            %         %             %
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 %            %         %             %
=============================================================================================================
Ratio of net investment income to average net assets                %            %         %             %
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate                                             %            %         %             %
_____________________________________________________________________________________________________________
=============================================================================================================

                                             AIM V.I. GOVERNMENT SECURITIES FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


SERIES I SHARES

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Government Securities Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund;
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 7

Portfolio Managers                                   7

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            8

Fair Value Pricing                                   9

Risks                                                9

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.
    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations; and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality.
    The principal type of fixed income securities purchased by the fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date, mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings.
    The fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.
    The fund enters into reverse repurchase agreements and engages in dollar roll transactions to enhance the fund's return on cash. The fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The fund's investments in the types of securities described in this prospectus varies from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The portfolio managers use a top-down and bottom-up investment approach to construct the fund's portfolio. The top-down investment approach involves an evaluation by the portfolio managers of the overall economic environment and its potential impact on the level and direction of interest rates, and the shape of the yield curve. Based on this information, the portfolio managers develop a strategic outlook for the upcoming six to twelve months and a shorter-term tactical outlook when market opportunities arise.

    The portfolio managers seek to construct a portfolio risk with risk characteristics similar to the benchmark index. The fund seeks to limit risk through various controls, such as sector and issuer weightings and duration relative to the benchmark index. The fund uses the benchmark index as a guide in structuring the portfolio, but the fund is not an index fund. The fund typically holds a higher percentage of assets in seasoned, high-coupon, mortgage-backed securities than the benchmark index.

    After the top down analysis has been completed, the portfolio managers select securities believed to be undervalued given the prevailing market environment or future developments. The security selection process includes decisions such as (1) whether to buy callable securities; (2) how many months or years of call protection (a provision that prohibits the issuer from calling back the security) the fund should have; and (3) identifying mortgage-backed securities that might exhibit faster or slower refinancing activity than other mortgage securities with the same coupon and maturity.
    The portfolio managers seek to limit credit and interest rate risk by maintaining a duration of the fund's portfolio within a range around the duration of the benchmark index.
    The portfolio managers will consider selling a security if they conclude (1) a change in the economic or market outlook indicates assets should be reallocated; (2) a mortgage security is prepaying faster or slower than expected; (3) a security is likely to be called and it is determined that the fund should own a security with a longer maturity date; or (4) a security has become fully valued.

    The fund typically maintains a portion of its assets in cash, cash equivalents, high quality debt instruments, and/or money market funds advised by the fund's advisor. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in such instruments may either assist or hinder the fund's relative performance and its ability to achieve its investment objective. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. In order to respond to adverse market, economic or other conditions, the fund may assume a temporary defensive position and invest a relatively larger percentage of the fund's portfolio assets in cash, cash equivalents or high quality debt instruments.



PRINCIPAL RISKS OF INVESTING IN THE FUND

--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rate changes. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.
    Reinvestment Risk--Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be invested at a lower interest rate.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    High-Coupon U.S. Government Agency Mortgage-Backed Securities Risk--High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If these securities experience a faster principal prepayment rate than expected, both the market value of and income from such securities will decrease. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of traditional fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The issuer of a security may default or otherwise be unable to honor a financial obligation.
    Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge portfolio risk. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Leverage Risk--The use of derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
    Reverse Repurchase Agreement Risk--Reverse repurchase agreements are agreements that involve the sale by the fund of securities to financial institutions such as banks and broker-dealers, with an agreement that the fund will repurchase the securities at an agreed upon price and date. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the fund may decline below the price at which the fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the fund is delayed or prevented from completing the transaction. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund's obligation to repurchase the securities.
    Dollar Roll Transaction Risk--In a dollar roll transaction, the fund sells a mortgage-backed security held by the fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. Dollar roll transactions involve the risk that the market value of securities to be purchased by the fund may decline below the price at which the fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the fund is delayed or prevented from completing the transaction. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund's obligation to repurchase the securities.
    Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1998..................................................................   7.73%
1999..................................................................  -1.32%
2000..................................................................  10.12%
2001..................................................................   6.41%
2002..................................................................   9.59%
2003..................................................................   1.07%
2004..................................................................   2.56%
2005..................................................................   1.66%
2006..................................................................   3.55%
2007..................................................................



    During the periods shown in the bar chart, the highest quarterly return was [5.11% (quarter ended September 30, 2002)] and the lowest quarterly return was [-1.45% (quarter ended June 30, 2004)].

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                            INCEPTION
December 31, 2007)              1 YEAR    5 YEARS    10 YEARS        DATE
-------------------------------------------------------------------------------
AIM V.I. Government Securities
  Fund                               %          %           %       05/05/93

Lehman Brothers U.S. Aggregate
  Bond Index(1,2)                                                         --

Lehman Brothers U.S.
  Government Index(1,2,3)                                                 --

Lipper VUF General U.S.
  Government Funds
  Index(1,2,4)                                                            --

-------------------------------------------------------------------------------



(1) The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities. The fund also included the Lehman Brothers U.S. Government Index as its style specific index because the fund believes the Lehman Brothers U.S. Government Index is better aligned with the Government Fund's Morningstar category classification in terms of its duration profile. In addition, the Lipper Variable Underlying Funds (VUF) General U.S. Government Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.

(3) The Lehman Brothers U.S. Government Index consists of securities issued by the U.S. Government including public obligations of the U.S. Treasury with a remaining maturity of one year or more or publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government.


(4) The Lipper VUF General U.S. Government Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper General U.S. Government Funds category. These funds invest at least 65% of their assets in U.S. government and agency issues.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)          SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %
Other Expenses
Acquired Fund Fees and Expenses(2)
Total Annual Fund Operating Expenses
Fee Waiver and/or Expense Reimbursements(3,4)
Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.
(3) The fund's advisor has voluntarily agreed to waive a portion of the advisory fees payable by the fund equal to 25% of the advisory fee the advisor received from certain affiliated money markets as a result of the fund's investment of its cash balances in such affiliated money market funds. This voluntary waiver resulted in an aggregate reduction in advisory fees of 0.02% of the fund for the year ended December 31, 2006.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.73% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i)  invest  $10,000  in  the fund's  Series  I  shares for  the  time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur  the  same amount  in operating  expenses  each year  (after giving
      effect  to  any   applicable  contractual  fee   waivers  and/or   expense
      reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Government Securities Fund         $        $         $          $
--------------------------------------------------------------------------------

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SERIES I                                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                          %            %            %            %            %
Cumulative Return Before Expenses                %            %            %            %            %
Cumulative Return After Expenses                 %            %            %            %            %
End of Year Balance                     $            $            $            $            $
Estimated Annual Expenses               $            $            $            $            $
------------------------------------------------------------------------------------------------------

SERIES I                                  YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                          %            %            %            %            %
Cumulative Return Before Expenses                %            %            %            %            %
Cumulative Return After Expenses                 %            %            %            %            %
End of Year Balance                     $            $            $            $            $
Estimated Annual Expenses               $            $            $            $            $
------------------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown above.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FUND MANAGEMENT (CONTINUED)
--------------------------------------------------------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


(collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG)(the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors)(the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received
compensation of     of the fund's average daily net assets, after fee waivers
and/or expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Jan H. Friedli (lead manager), Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time.



- Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 1996.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).


    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.


    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by           , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                       SERIES I
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $              $           $           $           $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=========================================================================================================================
    Total distributions
=========================================================================================================================
Net asset value, end of period                                $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return                                                          %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      %              %           %           %           %
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   %              %           %           %           %
=========================================================================================================================
Ratio of net investment income to average net assets                  %              %           %           %           %
=========================================================================================================================
Ratio of interest expense to average net assets                       %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                               %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:         Invesco Aim Distributors, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, TX 77046-1173

BY TELEPHONE:    (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------------
   AIM V.I. Government Securities Fund Series I
   SEC 1940 Act file number: 811-07452
--------------------------------------------------


invescoaim.com     VIGOV-PRO-1

                                             AIM V.I. GOVERNMENT SECURITIES FUND

                                                                     PROSPECTUS

                                                                    May 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Government Securities Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund;
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 6

Portfolio Managers                                   7

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            8

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                         10

Share Classes                                       10

Distribution Plan                                   10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investments Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.
    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations; and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality.
    The principal type of fixed income securities purchased by the fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date, mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings.
    The fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.
    The fund enters into reverse repurchase agreements and engages in dollar roll transactions to enhance the fund's return on cash. The fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The fund's investments in the types of securities described in this prospectus varies from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The portfolio managers use a top-down and bottom-up investment approach to construct the fund's portfolio. The top-down investment approach involves an evaluation by the portfolio managers of the overall economic environment and its potential impact on the level and direction of interest rates, and the shape of the yield curve. Based on this information, the portfolio managers develop a strategic outlook for the upcoming six to twelve months and a shorter-term tactical outlook when market opportunities arise.

    The portfolio managers seek to construct a portfolio risk with risk characteristics similar to the benchmark index. The fund seeks to limit risk through various controls, such as sector and issuer weightings and duration relative to the benchmark index. The fund uses the benchmark index as a guide in structuring the portfolio, but the fund is not an index fund. The fund typically holds a higher percentage of assets in seasoned, high-coupon, mortgage-backed securities than the benchmark index.

    After the top down analysis has been completed, the portfolio managers select securities believed to be undervalued given the prevailing market environment or future developments. The security selection process includes decisions such as (1) whether to buy callable securities; (2) how many months or years of call protection (a provision that prohibits the issuer from calling back the security) the fund should have; and (3) identifying mortgage-backed securities that might exhibit faster or slower refinancing activity than other mortgage securities with the same coupon and maturity.
    The portfolio managers seek to limit credit and interest rate risk by maintaining a duration of the fund's portfolio within a range around the duration of the benchmark index.
    The portfolio managers will consider selling a security if they conclude (1) a change in the economic or market outlook indicates assets should be reallocated; (2) a mortgage security is prepaying faster or slower than expected; (3) a security is likely to be called and it is determined that the fund should own a security with a longer maturity date; or (4) a security has become fully valued.

    The fund typically maintains a portion of its assets in cash, cash equivalents, high quality debt instruments, and/or money market funds advised by the fund's advisor. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in such instruments may either assist or hinder the fund's relative performance and its ability to achieve its investment objective. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. In order to respond to adverse market, economic or other conditions, the fund may assume a temporary defensive position and invest a relatively larger percentage of the fund's portfolio assets in cash, cash equivalents or high quality debt instruments.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rate changes. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.
    Reinvestment Risk--Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be invested at a lower interest rate.
    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    High-Coupon U.S. Government Agency Mortgage-Backed Securities Risk--High-coupon U.S. Government agency mortgage-backed securities provide a higher coupon at the time of purchase than current prevailing market interest rates. The fund may purchase such securities at a premium. If these securities experience a faster principal prepayment rate than expected, both the market value of and income from such securities will decrease. The prices of high-coupon U.S. Government agency mortgage-backed securities fall more slowly when interest rates rise than do prices of traditional fixed-rate securities. Some of the securities purchased by the fund are not guaranteed by the U.S. Government. The issuer of a security may default or otherwise be unable to honor a financial obligation.
    Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge portfolio risk. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Leverage Risk--The use of derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
    Reverse Repurchase Agreement Risk--Reverse repurchase agreements are agreements that involve the sale by the fund of securities to financial institutions such as banks and broker-dealers, with an agreement that the fund will repurchase the securities at an agreed upon price and date. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the fund may decline below the price at which the fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the fund is delayed or prevented from completing the transaction. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund's obligation to repurchase the securities.
    Dollar Roll Transaction Risk--In a dollar roll transaction, the fund sells a mortgage-backed security held by the fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. Dollar roll transactions involve the risk that the market value of securities to be purchased by the fund may decline below the price at which the fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the fund is delayed or prevented from completing the transaction. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund's obligation to repurchase the securities.
    Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998*..................................................................   7.46%
1999*..................................................................  -1.56%
2000*..................................................................   9.85%
2001**.................................................................   6.13%
2002...................................................................   9.25%
2003...................................................................   0.93%
2004...................................................................   2.27%
2005...................................................................   1.41%
2006...................................................................   3.28%
2007...................................................................


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.

** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is September 19, 2001.



    During the periods shown in the bar chart, the highest quarterly return was [5.04% (quarter ended September 30, 2002)] and the lowest quarterly return was [-1.46% (quarter ended June 30, 2004)].

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
                                                                  SERIES I
(for the periods ended                                           INCEPTION
December 31, 2007)              1 YEAR     5 YEARS    10 YEARS      DATE
------------------------------------------------------------------------------
AIM V.I. Government Securities
  Fund(1)                                                          05/05/93
Lehman Brothers U.S. Aggregate
  Bond Index(2,3)                                                        --
Lehman Brothers U.S.
  Government Index(2,3,4)                                                --
Lipper VUF General U.S.
  Government Funds
  Index(2,3,5)                                                           --
------------------------------------------------------------------------------


(1) The returns shown for the one year and five year periods are historical performance of the fund's Series II shares. The return shown for the ten year period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is September 19, 2001.

(2) The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities. The fund also included the Lehman Brothers U.S. Government Index as its style specific index because the fund believes the Lehman Brothers U.S. Government Index is better aligned with the Government Funds' Morningstar category classification in terms of its duration profile. In addition, the Lipper Variable Underlying Funds (VUF) General U.S. Government Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The Lehman Brothers U.S. Government Index consists of securities issued by the U.S. Government including public obligations of the U.S. Treasury with a remaining maturity of one year or more or publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government.


(5) The Lipper VUF General U.S. Government Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper General U.S. Government Funds category. These funds invest at least 65% of their assets in U.S. government and agency issues.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                       SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred Sales Charge (Load)                                  N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)        SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees

Distributions and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(3,4)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------


[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.
(3) The fund's advisor has voluntarily agreed to waive a portion of the advisory fees payable by the fund equal to 25% of the advisory fee the advisor receives from certain affiliated money market funds as a result of the fund's investment of its cash balances in such affiliated money market funds. This voluntary waiver resulted in an aggregate reduction in advisory fees of 0.02% of the fund for the year ended December 31, 2006.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 0.98% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                   $        $         $         $
------------------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SERIES II                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses
Cumulative Return After
  Expenses
End of Year Balance
Estimated Annual Expenses
--------------------------------------------------------------------------------------------

SERIES II                       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses
Cumulative Return After
  Expenses
End of Year Balance
Estimated Annual Expenses
--------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown above.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


(collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received
compensation of      % of the average daily net assets, after fee waivers and/or expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Jan H. Friedli (lead manager), Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time.



- Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 1996.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------


    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they makes these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------


    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                      -----------------------------------
                      AIM V.I. GOVERNMENT SECURITIES FUND
                      -----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by                     , whose report, along with the funds's financial
statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                     SERIES II
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                               2006            2005       2004       2003       2002
                                                              -------         -------    -------    -------    -------
Net asset value, beginning of period                          $               $          $          $          $
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
======================================================================================================================
    Total from investment operations
======================================================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
======================================================================================================================
    Total distributions
======================================================================================================================
Net asset value, end of period                                $               $          $          $          $
______________________________________________________________________________________________________________________
======================================================================================================================
Total return                                                         %               %          %          %          %
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $               $          $          $          $
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     %               %          %          %          %
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  %               %          %          %          %
======================================================================================================================
Ratio of net investment income to average net assets                 %               %          %          %          %
======================================================================================================================
Ratio of interest expense to average net assets                      %               %          %          %          %
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                              %               %          %          %          %
______________________________________________________________________________________________________________________
======================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:         Invesco Aim Distributors, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, TX 77046-1173
BY TELEPHONE:    (800) 410-4246


Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------------
   AIM V.I. Government Securities Fund Series II
   SEC 1940 Act file number: 811-07452
---------------------------------------------------


invescoaim.com     VIGOV-PRO-2

                                                        AIM V.I. HIGH YIELD FUND

                                                                     PROSPECTUS

                                                                    May 1, 2008


SERIES I SHARES

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. High Yield Fund's investment objective is a high level of current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                        --------------------------------
                            AIM V.I. HIGH YIELD FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    3
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4
Expense Example                                      4
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5
Advisor Compensation                                 6
Portfolio Managers                                   6
OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6
Excessive Short-Term Trading Activity
  Disclosures                                        7
Trade Activity Monitoring                            7
Fair Value Pricing                                   8
Risks                                                8
Pricing of Shares                                    8
Taxes                                                9
Dividends and Distributions                          9
Share Classes                                        9
Payments to Insurance Companies                      9
FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                        --------------------------------
                            AIM V.I. HIGH YIELD FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is a high level of current income.
    The fund's investment objective may be changed by the Board of Trustees (the Board) of Trustees without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as "junk bonds."
    The fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers.

    The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The fund may invest up to 15% of its total assets in securities of companies located in developing countries.

    The fund's investments in the types of securities described in this prospectus varies from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on junk bonds that they believe have favorable prospects for high current income and the possibility of growth of capital. The portfolio managers conduct a bottom-up fundamental analysis of a company before its securities are purchased by the fund. The fundamental analysis involves an evaluation by a team of credit analysts of a company's financial statements in order to assess a company's financial condition. The credit analysts also assess the ability of a company to reduce its leverage (i.e. the amount of borrowed debt).
    The bottom-up fundamental analysis is supplemented by (i) an ongoing review of the securities' relative value compared with other junk bonds, and (ii) a top-down analysis of sector and macro-economic trends, such as changes in interest rates.

    The portfolio managers attempt to control the fund's risk by (i) limiting the portfolio's assets that are invested in any one security, and (ii) diversifying the portfolio's holdings over a number of different industries. Although the fund is actively managed, it is reviewed regularly against its benchmark index (the Lehman Brothers U.S. Aggregate Bond Index) and its peer group index (the Lipper VUF High Current Yield Bond Funds Category Average) to assess the portfolio's relative risk and its positioning.

    The portfolio managers will consider selling a security if (1) there appears to be deterioration in a security's risk profile, or (2) they determine that other securities offer better value.

    The fund typically maintains a portion of its assets in cash, cash equivalents, high quality debt instruments, and/or money market funds advised by the fund's advisor. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in such instruments may either assist or hinder the fund's relative performance and its ability to achieve its investment objective. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. In order to respond to adverse market, economic or other conditions, the fund may assume a temporary defensive position and invest a relatively larger percentage of the fund's portfolio assets in cash, cash equivalents or high quality debt instruments.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rate changes. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or

                        --------------------------------
                            AIM V.I. HIGH YIELD FUND
                        --------------------------------

upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality may result in bankruptcy for the issuer and permanent loss of investment.
    High Yield Bond Risk--High yield risk is a form of credit risk. High yield bonds or "junk bonds" are bonds rated below investment grade or deemed to be of comparable quality. They are considered to be speculative investments with greater risk of failure to make timely payment of interest and principal (to default on their contractual obligations) than their investment grade counterparts. High yield bonds may exhibit increased price sensitivity and reduced liquidity generally and particularly during times of economic downturn or volatility in the capital markets.
    Reinvestment Risk--Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be invested at a lower interest rate.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Developing Markets Securities Risk--The risk associated with investments in foreign securities may affect the value of securities issued by foreign companies located in developing countries more than those in countries with more mature economies. For example, many developing countries, in the past, have experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, causing the value of investments in companies located in the countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                            AIM V.I. HIGH YIELD FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................   10.52%
2000...................................................................  -19.01%
2001...................................................................   -5.00%
2002...................................................................   -5.84%
2003...................................................................   28.04%
2004...................................................................   11.25%
2005...................................................................    2.72%
2006...................................................................   10.74%
2007...................................................................



    During the period shown in the bar chart, the highest quarterly return was [9.64% (quarter ended June 30, 2003)] and the lowest quarterly return was [-14.05% (quarter ended December 31, 2000)].


PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
(for the periods ended                                          SINCE       INCEPTION
December 31, 2007)                         1 YEAR    5 YEARS   INCEPTION       DATE
-----------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                         %         %          %       05/01/98
Lehman Brothers U.S. Aggregate Bond
  Index(1,2)                                                                  04/30/98(3)
Lehman Brothers U.S. Corporate High Yield
  Index(1,2,4)                                                                04/30/98(3)
Lipper VUF High Current Yield Bond Funds
  Category Average(1,2,5)                                                     04/30/98(3)
-----------------------------------------------------------------------------------------



(1) The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities. The fund has also included the Lehman Brothers U.S. Corporate High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) High Current Yield Bond Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(4) The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included.


(5) The Lipper VUF High Current Yield Bond Funds Category Average represents an average of all the variable insurance underlying funds in the Lipper High Current Yield Bond Funds category. The funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.

                        --------------------------------
                            AIM V.I. HIGH YIELD FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)          SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses
Fee Waiver and/or Expense Reimbursements(3)
Net Annual Fund Operating Expenses()
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.95% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES          1 YEAR        3 YEARS        5 YEARS        10 YEARS
-------------------------------------------------------------------------------
AIM V.I. High Yield
Fund                      $              $              $             $
-------------------------------------------------------------------------------

                        --------------------------------
                            AIM V.I. HIGH YIELD FUND
                        --------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


          SERIES I              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------

          SERIES I              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                        --------------------------------
                            AIM V.I. HIGH YIELD FUND
                        --------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


(collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, inc. (IFG)(the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors)(the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007 the advisor received
compensation of   % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Peter Ehret (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with Invesco Aim and/or its affiliates since 2001.



- Carolyn L. Gibbs (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with Invesco Aim and/or its affiliates since 1992.



- Darren S. Hughes, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with Invesco Aim and/or its affiliates since 1992.



    The lead manages generally have final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manages may perform these functions, and the nature of these functions, many change from time to time.


    More information on the portfolio managers, may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may

                        --------------------------------
                            AIM V.I. HIGH YIELD FUND
                        --------------------------------


postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their contract owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by contract owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                        --------------------------------
                            AIM V.I. HIGH YIELD FUND
                        --------------------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

                        --------------------------------
                            AIM V.I. HIGH YIELD FUND
                        --------------------------------

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates makes these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the

                        --------------------------------
                            AIM V.I. HIGH YIELD FUND
                        --------------------------------


level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                        --------------------------------
                            AIM V.I. HIGH YIELD FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by           , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                     SERIES I
                                                              ------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------
                                                               2006          2005       2004       2003       2002
                                                              -------       -------    -------    -------    -------
Net asset value, beginning of period                          $             $          $          $          $
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
====================================================================================================================
  Increase from payments by affiliates
====================================================================================================================
    Total from investment operations
====================================================================================================================
Less dividends from net investment income
====================================================================================================================
Net asset value, end of period                                $             $          $          $          $
____________________________________________________________________________________________________________________
====================================================================================================================
Total return                                                         %             %          %          %          %
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $          $          $          $
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     %             %          %          %          %
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  %             %          %          %          %
====================================================================================================================
Ratio of net investment income to average net assets                 %             %          %          %          %
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                              %             %          %          %          %
____________________________________________________________________________________________________________________
====================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
BY TELEPHONE:       (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. High Yield Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------


invescoaim.com     VIHYI-PRO-1

                                                        AIM V.I. HIGH YIELD FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. High Yield Fund's investment objective is a high level of current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 7

Portfolio Managers                                   7

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            8

Fair Value Pricing                                   8

Risks                                                9

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Distribution Plan                                   10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is a high level of current income.
    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities. These types of securities are commonly known as "junk bonds."
    The fund will principally invest in junk bonds rated B or above by an NRSRO or deemed to be of comparable quality by the portfolio managers.

    The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. The fund may invest up to 15% of its total assets in securities of companies located developing countries.

    The fund's investments in the types of securities described in this prospectus varies from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on junk bonds that they believe have favorable prospects for high current income and the possibility of growth of capital. The portfolio managers conduct a bottom-up fundamental analysis of a company before its securities are purchased by the fund. The fundamental analysis involves an evaluation by a team of credit analysts of a company's financial statements in order to assess a company's financial condition. The credit analysts also assess the ability of a company to reduce its leverage (i.e. the amount of borrowed debt).
    The bottom-up fundamental analysis is supplemented by (i) an ongoing review of the securities' relative value compared with other junk bonds, and (ii) a top-down analysis of sector and macro-economic trends, such as changes in interest rates.

    The portfolio managers attempt to control the fund's risk by (i) limiting the portfolio's assets that are invested in any one security, and (ii) diversifying the portfolio's holdings over a number of different industries. Although the fund is actively managed, it is reviewed regularly against its benchmark index (the Lehman Brothers U.S. Aggregate Bond Index) and its peer-group index (the Lipper VUF High Current Yield Bond Funds Category Average) to assess the portfolio's relative risk and its positioning.

    The portfolio managers will consider selling a security if (1) there appears to be deterioration in a security's risk profile, or (2) they determine that other securities offer better value.

    The fund typically maintains a portion of its assets in cash, cash equivalents, high quality debt instruments, and/or money market funds advised by the fund's advisor. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in such instruments may either assist or hinder the fund's relative performance and its ability to achieve its investment objective. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. In order to respond to adverse market, economic or other conditions, the fund may assume a temporary defensive position and invest a relatively larger percentage of the fund's portfolio assets in cash, cash equivalents or high quality debt instruments.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rate changes. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality may result in bankruptcy for the issuer and permanent loss of investment.
    High Yield Bond Risk--High yield risk is a form of credit risk. High yield bonds or "junk bonds" are bonds rated below investment grade or deemed to be of comparable quality. They are considered to be speculative investments with greater risk of failure to make timely payment of interest and principal (to default on their contractual obligations) than their investment grade counterparts. High yield bonds may exhibit increased price sensitivity and reduced liquidity generally and particularly during times of economic downturn or volatility in the capital markets.
    Reinvestment Risk--Reinvestment risk is the risk that a bond's cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be invested at a lower interest rate.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Developing Markets Securities Risk--The risk associated with investments in foreign securities may affect the value of securities issued by foreign companies located in developing countries more than those in countries with more mature economies. For example, many developing countries, in the past, have experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, causing the value of investments in companies located in those countries to decline. Transaction costs are higher in developing countries and there may be delays in settlement procedures.
    Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                        ANNUAL
YEARS ENDED                                                              TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                            ---------
1999*................................................................   10.25%
2000*................................................................  -19.21%
2001*................................................................   -5.23%
2002**...............................................................   -6.08%
2003.................................................................   27.89%
2004.................................................................   11.14%
2005.................................................................    2.43%
2006.................................................................   10.41%
2007.................................................................


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.

** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is March 26, 2002.



    During the period shown in the bar chart, the highest quarterly return was [9.66% (quarter ended June 30, 2003)] and the lowest quarterly return was [-14.11% (quarter ended December 31, 2000)].

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
                                                                              SERIES I
(for the periods ended                                         SINCE         INCEPTION
December 31, 2007)                        1 YEAR   5 YEARS   INCEPTION          DATE
------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund(1)                    %         %            %        05/01/98
Lehman Brothers U.S. Aggregate Bond
  Index(2,3)                                                                   04/30/98(4)
Lehman Brothers U.S. Corporate High
  Yield Index(2,3,5)                                                           04/30/98(4)
Lipper VUF High Current Yield Bond Funds
  Category Average(2,3,6)                                                      04/30/98(4)
------------------------------------------------------------------------------------------


(1) The return shown for the one year period is the historical performance of the fund's Series II shares. The returns shown for other periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is March 26, 2002.

(2) The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment-grade fixed-rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset-backed securities. The fund has also included the Lehman Brothers U.S. Corporate High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) High Current Yield Bond Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

(3) The indices may not reflect payment of fees, expenses or taxes.
(4) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(5) The Lehman Brothers U.S. Corporate High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind bonds, Eurobonds and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included.


(6) The Lipper VUF High Current Yield Bond Funds Category Average represents an average of all the variable insurance underlying funds in the Lipper High Current Yield Bond Funds category. These funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable contract product buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from your investment)                     SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          N/A

Maximum Deferred Sales Charge (Load)                                 N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
                                                                      SERIES II
(expenses that are deducted from Series II share assets)              SHARES
-------------------------------------------------------------------------------
Management Fees                                                             %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(3)

Net Annual Fund Operating Expenses
-------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.20% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. High Yield Fund                    $        $         $         $
--------------------------------------------------------------------------------

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SERIES II                          YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
-----------------------------------------------------------------------------------------------

SERIES II                          YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                   %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


(collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fund's fiscal year ended December 31, 2007 the advisor received
compensation of      % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolios:


- Peter Ehret (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with Invesco Aim and/or its affiliates since 2001.



- Carolyn L. Gibbs (co-lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with Invesco Aim and/or its affiliates since 1992.



- Darren S. Hughes, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with Invesco Aim and/or its affiliates since 1992.


    The lead managers generally have final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:



(1) trade activity monitoring; and


(2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

of Trustees of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.


PAYMENTS TO INSURANCE COMPANIES


The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------


fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/ or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                            ------------------------
                            AIM V.I. HIGH YIELD FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by           , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                      SERIES II
                                                              ---------------------------------------------------------
Net asset value, beginning of period                          $            $         $         $             $
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=======================================================================================================================
  Increase from payments by affiliates
=======================================================================================================================
    Total from investment operations
=======================================================================================================================
Less dividends from net investment income
=======================================================================================================================
Net asset value, end of period                                $            $         $         $             $
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return                                                        %            %         %         %             %
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $         $         $             $
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    %            %         %         %             %
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 %            %         %         %             %
=======================================================================================================================
Ratio of net investment income to average net assets                %            %         %         %             %
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                             %            %         %         %             %
_______________________________________________________________________________________________________________________
=======================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
BY TELEPHONE:       (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. High Yield Fund Series II
   SEC 1940 Act file number: 811-07452
----------------------------------------


invescoaim.com     VIHYI-PRO-2

                                              AIM V.I. INTERNATIONAL GROWTH FUND

                                                                     PROSPECTUS

                                                                    May 1, 2008


SERIES I SHARES

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. International Growth Fund's investment objective is long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        4
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisors                                         4

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosures                                        6

Trade Activity Monitoring                            6

Fair Value Pricing                                   7

Risks                                                7

Pricing of Shares                                    7

Taxes                                                8

Dividends and Distributions                          8

Share Classes                                        8

Payments to Insurance Companies                      8

FINANCIAL HIGHLIGHTS                                10
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

    At the present time, the fund's portfolio managers intend to invest no more than 20% of the fund's total assets in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected "bottom-up" on a stock-by-stock basis. The focus is on the strengths of individual companies, rather than sector or country trends. The fund's portfolio managers may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.


    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investment will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
   These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                             ---------
1998..................................................................    15.49%
1999..................................................................    55.04%
2000..................................................................   -26.40%
2001..................................................................   -23.53%
2002..................................................................   -15.67%
2003..................................................................    29.06%
2004..................................................................    24.00%
2005..................................................................    17.93%
2006..................................................................    28.23%
2007..................................................................         %


    During the periods shown in the bar chart, the highest quarterly return was [41.88% (quarter ended December 31, 1999)] and the lowest quarterly return was [-19.80% (quarter ended September 30, 2002)].


PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
(for the periods ended                                          INCEPTION
December 31, 2007)           1 YEAR   5 YEARS   10 YEARS           DATE
-----------------------------------------------------------------------------
AIM V.I. International
  Growth Fund                      %        %            %        05/05/93

MSCI EAFE--Registered
  Trademark-- Index(1,2)                                                --

MSCI EAFE--Registered
  Trademark-- Growth
  Index(1,2,3)                                                          --

Lipper VUF International
  Growth Funds Index(1,2,4)                                             --
-----------------------------------------------------------------------------



(1) The Morgan Stanley Capital International Europe, Australasia and Far East Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The fund has also included the MSCI EAFE--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) International Growth Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.

(3) The MSCI EAFE--Registered Trademark-- Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia, and the Far East.


(4) The Lipper VUF International Growth Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper International Growth Funds category. These funds invest at least 75% of their equity assets in companies strictly outside of the U.S. and typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. The S&P/Citigroup World ex-U.S. Broad Market Index measures all of each country's available capital in stocks with capitalizations greater than $100 million (US) and represents the broad stock universe of all countries, excluding the United States.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)          SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
AIM V.I. International Growth Fund         $        $         $         $
-------------------------------------------------------------------------------

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


          SERIES I              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------

          SERIES I              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG)(the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors)(the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received
compensation of      % of the fund's average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Clas G. Olsson (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with Invesco Aim and/or its affiliates since 1994.



- Barrett K. Sides (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with Invesco Aim and/or its affiliates since 1990.



- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1997.



- Matthew W. Dennis, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 2000.



- Jason T. Holzer, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with Invesco Aim and/or its affiliates since 1996.


    The lead managers generally have final authority over all aspects of their portions of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------


that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of its Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been audited by whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                        SERIES I
                                              -------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------------------
                                                2006             2005        2004        2003        2002
                                              --------         --------    --------    --------    --------
Net asset value, beginning of period          $                $           $           $           $
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)
===========================================================================================================
    Total from investment operations
===========================================================================================================
Less dividends from net investment income
===========================================================================================================
Net asset value, end of period                $                $           $           $           $
___________________________________________________________________________________________________________
===========================================================================================================
Total return                                          %                %           %           %           %
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $                $           $           $           $
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets               %                %           %           %           %
===========================================================================================================
Ratio of net investment income to average
  net assets                                          %                %           %           %           %
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                               %                %           %           %           %
___________________________________________________________________________________________________________
===========================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 410-4246


Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

You can also review and obtain copies of the fund's SAI financial, reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
   AIM V.I. International Growth Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------------


invescoaim.com     VIIGR-PRO-1

                                              AIM V.I. INTERNATIONAL GROWTH FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. International Growth Fund's investment objective is long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            7

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Distribution Plan                                    9

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The fund will normally invest in the securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

    At the present time, the fund's portfolio managers intend to invest no more than 20% of the fund's total assets in companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The strategy primarily focuses on identifying quality companies that have experienced, or exhibit the potential for, accelerating or above average earnings growth but whose prices do not fully reflect these attributes. Investments for the portfolio are selected "bottom-up" on a stock-by-stock basis. The focus is on the strengths of individual companies, rather than sector or country trends. The fund's portfolio managers may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.


    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investment will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998*..................................................................   15.20%
1999*..................................................................   54.67%
2000*..................................................................  -26.59%
2001**.................................................................  -23.72%
2002...................................................................  -15.89%
2003...................................................................   28.60%
2004...................................................................   23.70%
2005...................................................................   17.70%
2006...................................................................   27.88%
2007...................................................................        %


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.

** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is September 19, 2001.



    During the periods shown in the bar chart, the highest quarterly return was [41.80% (quarter ended December 31, 1999)] and the lowest quarterly return was [-19.89% (quarter ended September 30, 2002)].

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------
                                                                 SERIES I
(for the periods ended                                          INCEPTION
December 31, 2007)           1 YEAR   5 YEARS   10 YEARS           DATE
-----------------------------------------------------------------------------
AIM V.I. International
  Growth Fund(1)                  %         %           %         05/05/93

MSCI EAFE--Registered
  Trademark-- Index(2,3)                                                --

MSCI EAFE--Registered
  Trademark-- Growth
  Index(2,3,4)                                                          --

Lipper VUF International
  Growth Funds Index(2,3,5)                                             --

-----------------------------------------------------------------------------


(1) The returns shown for the one year and five year periods are the historical performance of the fund's Series II shares. The return shown for the ten year period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is September 19, 2001.

(2) The Morgan Stanley Capital International Europe, Australasia and Far East Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. The fund has also included MSCI EAFE--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) International Growth Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The MSCI EAFE--Registered Trademark-- Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia, and the Far East.


(5) The Lipper VUF International Growth Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper International Growth Funds category. These funds invest at least 75% of their equity assets invested in companies strictly outside the U.S. and typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. The S&P/Citigroup World ex-U.S. Broad Market Index measures all of each country's available capital in stocks with capitalizations greater than $100 million (US) and represents the broad stock universe of all countries, excluding the United States.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from your investment)                      SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred Sales Charge (Load)                                  N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)       SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees                                                          %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
-------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
    (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
    (ii) earn a 5% return on your investment before operating expenses each year; and
    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. International Growth Fund          $        $         $         $
--------------------------------------------------------------------------------

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and


  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.
    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


         SERIES II              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses
Cumulative Return After
  Expenses
End of Year Balance
Estimated Annual Expenses
-----------------------------------------------------------------------------------------------

         SERIES II              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)
Cumulative Return Before
  Expenses
Cumulative Return After
  Expenses
End of Year Balance
Estimated Annual Expenses
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.
    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.


FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


(collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds and; (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received compensation of average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Clas G. Olsson (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with Invesco Aim and/or its affiliates since 1994.



- Barrett K. Sides (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with Invesco Aim and/or its affiliates since 1990.



- Shuxin Cao, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1997.



- Matthew W. Dennis, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 2000.



- Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with Invesco Aim and/or its affiliates since 1996.


    The lead managers generally have final authority over all aspects of their portions of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------


account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

PAYMENTS TO INSURANCE COMPANIES


The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                       ----------------------------------
                       AIM V.I. INTERNATIONAL GROWTH FUND
                       ----------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by           , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                     SERIES II
                                                              -------------------------------------------------------
Net asset value, beginning of period
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=====================================================================================================================
    Total from investment operations
=====================================================================================================================
Less dividends from net investment income
=====================================================================================================================
Net asset value, end of period
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets
=====================================================================================================================
Ratio of net investment income to average net assets
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate
_____________________________________________________________________________________________________________________
=====================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
BY TELEPHONE:       (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------
   AIM V.I. International Growth Fund Series II
   SEC 1940 Act file number: 811-07452
---------------------------------------------


invescoaim.com     VIIGR-PRO-2

                                                  AIM V.I. LARGE CAP GROWTH FUND

                                                                     PROSPECTUS

                                                                    May 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts, funding variable annuity contracts and variable life insurance policies. AIM V.I. Large Cap Growth Fund's investment objective is long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      3

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        4
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     4
------------------------------------------------------
FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisors                                         4

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Purchase and Redemption of Shares                    5

Excessive Short-Term Trading Activity
  Disclosures                                        6

Trade Activity Monitoring                            6

Fair Value Pricing                                   6

Risks                                                6

Pricing of Shares                                    7

Taxes                                                8

Dividends and Distributions                          8

Share Classes                                        8

Payments to Insurance Companies                      8

FINANCIAL HIGHLIGHTS                                10
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The fund may invest up to 25% of its total assets in foreign securities.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The fund's portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000--Registered Trademark-- Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    The fund typically maintains a portion if its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:


  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.

    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2004...................................................................    9.08%
2005...................................................................    7.30%
2006...................................................................    8.05%
2007...................................................................




    During the periods shown in the bar chart, the highest quarterly return was [8.38% (quarter ended December 31, 2004)] and the lowest quarterly return was [-5.32% (quarter ended June 30, 2006)].


PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                              SINCE         INCEPTION
December 31, 2007)                       1 YEAR    INCEPTION         DATE
-------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund                 %           %        08/29/03

S&P 500--Registered Trademark--
  Index(1,2)                                                        08/31/03(3)

Russell 1000--Registered Trademark--
  Growth Index(1,2,4)                                               08/31/03(3)

Lipper VUF Large-Cap Growth Funds
  Index(1,2,5)                                                      08/31/03(3)

-------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell 1000--Registered Trademark-- Growth Index as its style specific index because the fund believes the Russell 1000--Registered Trademark-- Growth Index more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Large-Cap Growth Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month-end closest to the inception of the fund's Series I shares.

(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000--Registered Trademark--Growth Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(5) The Lipper VUF Large-Cap Growth Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Large-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500--Registered Trademark-- index.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses
Fee Waiver and/or Expense Reimbursements(2,4)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through December 31, 2009, the fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.01% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                                            1 YEAR              3 YEARS              5 YEARS              10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund                              $                   $                    $                    $
---------------------------------------------------------------------------------------------------------------------------------

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


          SERIES I              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------
(1) Your actual expenses may be higher or lower than those shown.

          SERIES I              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------
(1) Your actual expenses may


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


(collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1995.



- Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1995.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.
    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:

    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the fund. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS
There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------


eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES
The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf "). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by           , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                   SERIES I
                                                              --------------------------------------------------
Net asset value, beginning of period                          $              $         $             $
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
================================================================================================================
    Total from investment operations
================================================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
================================================================================================================
    Total distributions
================================================================================================================
Net asset value, end of period                                $              $         $             $
________________________________________________________________________________________________________________
================================================================================================================
Total return                                                          %            %         %             %
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $         $             $
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      %            %         %             %
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   %            %         %             %
________________________________________________________________________________________________________________
================================================================================================================
Ratio of net investment income (loss) to average net assets           %            %         %             %
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                               %            %         %             %
________________________________________________________________________________________________________________
================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------
   AIM V.I. Large Cap Growth Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------


invescoaim.com     VILCG-PRO-1


                                             [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--

                                                  AIM V.I. LARGE CAP GROWTH FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Large Cap Growth Fund's investment objective is long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  LIMITATION                                         5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            7

Fair Value Pricing                                   7

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Distribution Plan                                    9

Payments to Insurance Companies                      9

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The fund may invest up to 25% of its total assets in foreign securities.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The fund's portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000--Registered Trademark-- Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    The fund typically maintains a portion if its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series II shares form year to year.


                                                                          ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              --------
2004...................................................................     8.89%
2005...................................................................     7.15%
2006...................................................................     7.81%
2007...................................................................



    During the periods shown in the bar chart, the highest quarterly return was [8.30% (quarter ended December 31, 2004)] and the lowest quarterly return was [-5.34% (quarter ended June 30, 2006)].

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------
(for the periods ended                               SINCE
December 31, 2007)                        1 YEAR   INCEPTION       INCEPTION DATE
----------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund                 %            %         08/29/03
S&P 500--Registered Trademark--
  Index(1,2)                                                          08/31/03(3)
Russell 1000--Registered Trademark--
  Growth Index(1,2,4)                                                 08/31/03(3)
Lipper VUF Large-Cap Growth Funds
  Index(1,2,5)                                                        08/31/03(3)
----------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Large-Cap Growth Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month-end closest to the inception date of the fund's Series II shares.

(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000--Registered Trademark--Growth Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(5) The Lipper VUF Large-Cap Growth Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Large-Cap Growth Funds category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500--Registered Trademark-- index.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                       SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred Sales Charge (Load)                                  N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)        SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waivers and/or Expense Reimbursements(2,4)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through December 31, 2009, the fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.26% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    The example also does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
AIM V.I. Large
Cap Growth Fund                                                 $        $         $         $
----------------------------------------------------------------------------------------------------

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



SERIES II                       YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------


SERIES II                       YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management, Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS

The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1995.



- Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1995.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.
    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly of indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:

  (1)  trade activity monitoring; and
  (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.



    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the fund. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES
The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN
The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf "). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------


level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                         ------------------------------
                         AIM V.I. LARGE CAP GROWTH FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by                     , whose report, along with the fund's financial
statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                 SERIES II
                                                              ------------------------------------------------
Net asset value, beginning of period                          $            $         $             $
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
==============================================================================================================
    Total from investment operations
==============================================================================================================
Less distributions:
  Dividends from net investment income
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
==============================================================================================================
    Total distributions
==============================================================================================================
Net asset value, end of period                                $            $         $             $
______________________________________________________________________________________________________________
==============================================================================================================
Total return                                                        %            %         %             %
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $         $             $
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    %            %         %             %
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 %            %         %             %
==============================================================================================================
Ratio of net investment income (loss) to average net assets         %            %         %             %
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                             %            %         %             %
______________________________________________________________________________________________________________
==============================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
BY TELEPHONE:       (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
   AIM V.I. Large Cap Growth Fund Series II
   SEC 1940 Act file number: 811-07452
----------------------------------------------


invescoaim.com     VILCG-PRO-2

                                                           AIM V.I. LEISURE FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Leisure Fund's investment objective is capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Manager                                    6

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            7

Fair Value Pricing                                   7

Risks                                                7

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Payments to Insurance Companies                      9

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
The fund's investment objective is capital growth.

    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers that are engaged in the design, production and distribution of products and services related to leisure activities of individuals (the leisure sector). The fund considers a company to be doing business in the leisure sector if it meets at least one of the following tests:
(1) at least 50% of its gross income or its net sales come from products or services related to leisure activities of individuals; (2) at least 50% of its assets are devoted to producing revenues through products or services related to leisure activities of individuals; or (3) based on other available information, the portfolio manager determines that its primary business is in products or services related to leisure activities of individuals.


    The principal type of equity securities purchased by the fund is common stocks. Companies in the leisure sector include, but are not limited to, those involved in the design, production and distribution of products or services related to the leisure activities of individuals. These companies operate in the following industries: hotel, gaming, publishing, advertising, beverage, audio/video, broadcasting-radio/television, cable and satellite, motion picture, recreation services and entertainment, retail and toy.

    The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the leisure-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The portfolio manager believes that investment opportunities are driven by long-term themes that support growth of the leisure sector such as demographic and income trends, and technology innovation and integration and globalization. The portfolio manager seeks to invest in companies with growth potential regardless of the economic environment, and also seeks to diversify the fund across the leisure sector. The portfolio manager intends to adjust portfolio weightings depending on prevailing economic conditions and relative valuations of securities.
    In selecting securities for the fund, the portfolio manager uses a bottom-up investment approach using a combination of quantitative, fundamental and valuation analyses. The portfolio manager focuses on businesses related to leisure activities of individuals with (1) strong fundamentals and promising growth potential; (2) valuations below those of the broad market and (3) managements that have long-term visions for their companies and the skills needed to grow their market share and earnings at faster rates than their competitors. The fund invests in companies of all market capitalizations, but favors mid-to-large capitalization companies. In general, the fund emphasizes companies that the portfolio manager believes are strongly managed and will generate above average long-term capital appreciation.
    The portfolio manager will consider selling a security if: (1) there is a negative change in the company's or industry's fundamentals, or (2) the investment reaches the portfolio manager's target price.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.
    Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the leisure sector. This means that the fund's investment concentration in the leisure sector is higher than most mutual funds and the broad securities market. Consequently, the fund tends to be more volatile than other mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund tends to rise and fall more rapidly.
    Leisure Industry Risk--The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Video and electronic games are subject to the risk of rapid obsolescence.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Leverage Risk--The use of synthetic securities and derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager will produce the desired results.

    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................   28.64%
2004...................................................................   13.40%
2005...................................................................   -1.19%
2006...................................................................   24.61%
2007...................................................................



    During the periods shown in the bar chart, the highest quarterly return was [15.13% (quarter ended June 30, 2003)] and the lowest quarterly return was [-3.05% (quarter ended March 31, 2003)]. For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc.


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of an unmanaged broad-based securities market index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------
(for the periods ended                                    SINCE      INCEPTION
December 31, 2007)                              1 YEAR    INCEPTION    DATE
---------------------------------------------------------------------------------
AIM V.I. Leisure Fund(1)                              %        %       04/30/02(2)
S&P 500--Registered Trademark-- Index(3,4)                             04/30/02(2)
---------------------------------------------------------------------------------



(1) For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.

(2) The fund commenced investment operations on April 30, 2002. Index comparisons began on April 30, 2002.

(3) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

(4) The index may not reflect payment of fees, expenses or taxes.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I share assets)                                      SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                            %

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursement(3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.01% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Leisure Fund                         $        $         $         $
----------------------------------------------------------------------------------

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



SERIES I                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------


SERIES I                        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------


(1) Your annual expenses may be higher or lower than these shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of           % average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGER


Mark D. Greenberg, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2002 and has been associated with Invesco Aim and/or its affiliates since 1996.


    More information on the portfolio manager may be found on the advisor's website http://www.invescoaim.com. The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


  (1)  trade activity monitoring; and
  (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------


all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.

    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES
The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    This information has been audited by           , whose report, along with
the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                         SERIES I
                                                              -------------------------------------------
                                                              ---------------------------------------------------------------
                                                              -------       -------    -------    -------    ----------------
Net asset value, beginning of period                          $             $          $          $              $
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=============================================================================================================================
    Total from investment operations
=============================================================================================================================
Less distributions:
  Dividends from net investment income
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=============================================================================================================================
    Total distributions
=============================================================================================================================
Net asset value, end of period                                $             $          $          $              $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return                                                         %             %          %          %              %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $          $          $              $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     %             %          %          %              %
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  %             %          %          %              %
=============================================================================================================================
Ratio of net investment income (loss) to average net assets          %             %          %          %              %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                              %             %          %          %              %
_____________________________________________________________________________________________________________________________
=============================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 410-4246



Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------------
   AIM V.I. Leisure Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------------

invescoaim.com     I-VILEI-PRO-1

                                                           AIM V.I. LEISURE FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Leisure Fund's investment objective is capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------

FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 6

Portfolio Manager                                    6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosure                                         7

Trading Activity Monitoring                          7

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Distribution Plan                                    9

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
The fund's investment objective is capital growth.

    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers that are engaged in the design, production and distribution of products and services related to leisure activities of individuals (the leisure sector). The fund considers a company to be doing business in the leisure sector if it meets at least one of the following tests:
(1) at least 50% of its gross income or its net sales come from products or services related to leisure activities of individuals; (2) at least 50% of its assets are devoted to producing revenues through products or services related to leisure activities of individuals; or (3) based on other available information, the portfolio manager determines that its primary business is in products or services related to leisure activities of individuals.


    The principal type of equity securities purchased by the fund is common stocks. Companies in the leisure sector include, but are not limited to, those involved in the design, production and distribution of products or services related to the leisure activities of individuals. These companies operate in the following industries: hotel, gaming, publishing, advertising, beverage, audio/video, broadcasting-radio/television, cable and satellite, motion picture, recreation services and entertainment, retail and toy.


    The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the leisure-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    The portfolio manager believes that investment opportunities are driven by long-term themes that support growth of the leisure sector such as demographic and income trends, and technology innovation and integration and globalization. The portfolio manager seeks to invest in companies with growth potential regardless of the economic environment, and also seeks to diversify the fund across the leisure sector. The portfolio manager intends to adjust portfolio weightings depending on prevailing economic conditions and relative valuations of securities.
    In selecting securities for the fund, the portfolio manager uses a bottom-up investment approach using a combination of quantitative, fundamental and valuation analyses. The portfolio manager focuses on businesses related to leisure activities of individuals with (1) strong fundamentals and promising growth potential; (2) valuations below those of the broad market and (3) managements that have long-term visions for their companies and the skills needed to grow their market share and earnings at faster rates than their competitors. The fund invests in companies of all market capitalizations, but favors mid-to-large capitalization companies. In general, the fund emphasizes companies that the portfolio manager believes are strongly managed and will generate above average long-term capital appreciation.
    The portfolio manager will consider selling a security if: (1) there is a negative change in the company's or industry's fundamentals, or (2) the investment reaches the portfolio manager's target price.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.
    Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the leisure sector. This means that the fund's investment concentration in the leisure sector is higher than most mutual funds and the broad securities market. Consequently, the fund tends to be more volatile than other mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund tends to rise and fall more rapidly.
    Leisure Industry Risk--The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Video and electronic games are subject to the risk of rapid obsolescence.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
      These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Derivatives Risk--The value of "derivatives"--so called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the fund uses derivatives to "hedge" the overall risk of its portfolio, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Leverage Risk--The use of synthetic securities and derivatives may give rise to a form of leverage. Leverage may cause the fund's portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager will produce the desired results.

    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003*..................................................................   28.32%
2004**.................................................................   13.22%
2005...................................................................   -1.37%
2006...................................................................   24.28%
2007...................................................................


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.
** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.


    During the periods shown in the bar chart, the highest quarterly return was [15.06% (quarter ended June 30, 2003)] and the lowest quarterly return was [-3.11% (quarter ended March 31, 2003)]. For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of an unmanaged broad-based securities market index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------
                                                                SERIES I
(for the periods ended December 31,                SINCE        INCEPTION
2007)                                     1 YEAR   INCEPTION      DATE
----------------------------------------------------------------------------
AIM V.I. Leisure Fund(1)                  24.28%     9.30%(2)     04/30/02(2)
S&P 500--Registered Trademark--
  Index(3,4)                              15.78      8.02(2)      04/30/02(2)
----------------------------------------------------------------------------



(1) The return shown for the one year period is the historical performance of the fund's Series II shares. The return shown for the since inception period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is April 30, 2004. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.

(2) Series I shares of the fund commenced investment operations on April 30, 2002. Index comparisons began on April 30, 2002.

(3) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

(4) The index may not reflect payment of fees, expenses or taxes.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                       SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred Sales Charge (Load)                                  N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)        SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.
(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.26% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses,

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------


the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Leisure Fund                       $        $         $         $
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



           SERIES II               YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------------
Annual Expenses Ratio(1)                  %               %            %            %            %
Cumulative Return Before
  Expenses                                %               %            %            %            %
Cumulative Return After
  Expenses                                %               %            %            %            %
End of Year Balance              $               $            $            $            $
Estimated Annual Expenses        $               $            $            $            $
--------------------------------------------------------------------------------------------------


           SERIES II               YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------------
Annual Expenses Ratio(1)                  %            %            %            %            %
Cumulative Return Before
  Expenses                                %            %            %            %            %
Cumulative Return After
  Expenses                                %            %            %            %            %
End of Year Balance              $            $            $            $            $
Estimated Annual Expenses        $            $            $            $            $
--------------------------------------------------------------------------------------------------


(1) Your annual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


(collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGER


Mark D. Greenberg, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2002 and has been associated with Invesco Aim and/or its affiliates since 1996.


    More information on the portfolio manager including biographies of members of the team, may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES
The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN
The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they makes these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payment for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                             ---------------------
                             AIM V.I. LEISURE FUND
                             ---------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by                     , whose report,
along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                    SERIES II
                                                                --------------------------------------------------
Net asset value, beginning of period                                 $                 $                $
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
==================================================================================================================
    Total from investment operations
==================================================================================================================
Less distributions:
  Dividends from net investment income
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
==================================================================================================================
    Total distributions
==================================================================================================================
Net asset value, end of period                                       $                 $                $
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                                            %                %                 %
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $                 $                $
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                           %                 %                %
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                        %                 %                %
==================================================================================================================
Ratio of net investment income (loss) to average net assets                %                 %               %
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(d)                                                 %                 %                %
__________________________________________________________________________________________________________________
==================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
BY TELEPHONE:       (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------------
   AIM V.I. Leisure Fund Series II
   SEC 1940 Act file number: 811-07452
-----------------------------------------------


invescoaim.com     I-VILEI-PRO-2

                                               AIM V.I. MID CAP CORE EQUITY FUND

                                                                     PROSPECTUS

                                                                    May 1, 2008


SERIES I SHARES

SHARES OF THE FUND ARE CURRENTLY OFFERED ONLY TO INSURANCE COMPANY SEPARATE ACCOUNTS FUNDING VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES. AIM V.I. MID CAP CORE EQUITY FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

--------------------------------------------------------------------------------

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE SERIES I CLASS SHARES (SERIES I SHARES) OF THE FUND. PLEASE READ IT BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

AN INVESTMENT IN THE FUND:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 7

Portfolio Managers                                   7

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            8

Fair Value Pricing                                   8

Risks                                                9

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.


    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic and derivative instruments. Synthetic and derivative instruments are investments that have economic characteristics similar to the fund's direct investments. Synthetic and derivative instruments that the fund may invest in may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Synthetic and derivative instruments may have the effect of leveraging the fund's portfolio.
    The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap--Registered Trademark-- Index are considered representative of medium-sized companies.
    In selecting securities for the fund's portfolio, the portfolio managers normally seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or to the current market value of assets owned by the company. The portfolio managers perform significant due diligence and fundamental research on companies under consideration. The primary emphasis of the portfolio managers' search for undervalued equity securities is normally in five categories: (1) out of favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets; and
(5) companies that the portfolio managers believe will translate high or increasing returns on invested capital into improving levels of free cash flow and value for shareholders.
    The portfolio managers consider selling a security if the price target set by the portfolio managers is exceeded, there is deterioration in fundamentals over an 18 to 24 month period, or more compelling investment opportunities exist.
    The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest up to 20% of its assets in equity securities of companies that have market capitalizations, at the time of purchase, in other market capitalization ranges. The fund may invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, and high-quality money market instruments, including shares of affiliated money market funds.
    The fund employs a risk management strategy to reduce volatility. Pursuant to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily increase the portion of its assets held in cash, cash equivalents (including shares of affiliated money market funds) or high quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund's investment in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of mid-size companies are more volatile than those of large companies.
    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------


  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Convertible Securities Risk--The values of convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to the fund.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Market Capitalization Risk--Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. Small and mid-sized companies tend to be more vulnerable to adverse developments and more volatile than larger companies. Investments in small and mid-sized companies may involve special risks, including those associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited product lines, markets and financial resources. Also, there may be less publicly available information about the issuers of the securities or less market interest in such securities than in the case of larger companies, each of which can cause significant price volatility. The securities of small and mid-sized may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for a fund to establish or close out a position in these securities at prevailing market prices.
    Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create a synthetic exposure to an underlying asset or to hedge a portfolio risk. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.

    Leveraging Risk--The use of derivatives may give rise to a form of leverage. Leverage may cause the fund to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.


    Cash/Cash Equivalents Risk--To the extent the fund holds cash or cash equivalents rather than equity securities, the fund may not achieve its investment objective and it may under perform its peer group and benchmark index, particularly during periods of strong market performance.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------


    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -11.10%
2003...................................................................   27.31%
2004...................................................................   13.82%
2005...................................................................    7.62%
2006...................................................................   11.24%
2007...................................................................



    During the period shown in the bar chart, the highest quarterly return was [16.45% (quarter ended June 30, 2003)] and the lowest quarterly return was [-14.37% (quarter ended September 30, 2002)].

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------
(for the periods ended                                        SINCE         INCEPTION
December 31, 2007)                       1 YEAR    5 YEARS   INCEPTION         DATE
-----------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund              %         %           %        09/10/01

S&P 500--Registered Trademark--
  Index(1,2)                                                                  08/31/01(3)

Russell Midcap--Registered Trademark--
  Index(1,2,4)                                                                08/31/01(3)

Lipper VUF Mid-Cap Core Funds
  Index(1,2,5)                                                                08/31/01(3)
-----------------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Mid-Cap Core Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month end closest to the inception date of the fund's Series I shares.

(4) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index, which represent approximately 30% of the total market capitalization of the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is comprised of 1000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States. The Russell Midcap--Registered Trademark-- Index and Russell 1000--Registered Trademark-- Index are trademarks/service marks of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(5) The Lipper VUF Mid-Cap Core Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Mid-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index that is widely used for mid-sized companies. The index accounts for approximately 7% of the U.S. equities market.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                       SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred Sales Charge (Load)                                  N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)         SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund           $        $         $         $
--------------------------------------------------------------------------------

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



SERIES I                                  YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                          %            %            %            %            %
Cumulative Return Before Expenses                %            %            %            %            %
Cumulative Return After Expenses                 %            %            %            %            %
End of Year Balance                     $            $            $            $            $
Estimated Annual Expenses               $            $            $            $            $
------------------------------------------------------------------------------------------------------


SERIES I                                  YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                          %            %            %            %            %
Cumulative Return Before Expenses                %            %            %            %            %
Cumulative Return After Expenses                 %            %            %            %            %
End of Year Balance                     $            $            $            $            $
Estimated Annual Expenses               $            $            $            $            $
------------------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown above.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of the fund's average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS



The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with Invesco Aim and/or its affiliates since 1998.



- Brian Nelson, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, Mr. Nelson was a senior telecommunications analyst for RCM Global Investors.



- Douglas Asiello, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 2001.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------


offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by           whose report, along with the fund's financial statements,
is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                           SERIES I
                                                             --------------------------------------------------------------------
Net asset value, beginning of period                         $              $              $              $              $
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=================================================================================================================================
    Total from investment operations
=================================================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=================================================================================================================================
    Total distributions
=================================================================================================================================
Net asset value, end of period                               $              $              $              $              $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return                                                         %              %              %              %             %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $              $              $              $              $
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                              %              %              %              %             %
=================================================================================================================================
Ratio of net investment income (loss) to average net assets          %              %              %              %             %
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                              %              %              %              %             %
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                               AIM V.I. MID CAP CORE EQUITY FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Mid Cap Core Equity Fund's investment objective is long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 7

Portfolio Managers                                   7

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            8

Fair Value Pricing                                   8

Risks                                                9

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Distribution Plan                                   10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Funds Management Inc.


    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic and derivative instruments. Synthetic and derivative instruments are investments that have economic characteristics similar to the fund's direct investments. Synthetic and derivative instruments that the fund may invest in may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. Synthetic and derivative instruments may have the effect of leveraging the fund's portfolio.
    The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap--Registered Trademark-- Index are considered representative of medium-sized companies.
    In selecting securities for the fund's portfolio, the portfolio managers normally seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or to the current market value of assets owned by the company. The portfolio managers perform significant due diligence and fundamental research on companies under consideration. The primary emphasis of the portfolio managers' search for undervalued equity securities is normally in five categories: (1) out of favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets; and
(5) companies that the portfolio managers believe will translate high or increasing returns on invested capital into improving levels of free cash flow and value for shareholders.
    The portfolio managers consider selling a security if the price target set by the portfolio managers is exceeded, there is deterioration in fundamentals over an 18 to 24 month period, or more compelling investment opportunities exist.
    The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest up to 20% of its assets in equity securities of companies that have market capitalizations, at the time of purchase, in other market capitalization ranges. The fund may invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, and high-quality money market instruments, including shares of affiliated money market funds.
    The fund employs a risk management strategy to reduce volatility. Pursuant to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily increase the portion of its assets held in cash, cash equivalents (including shares of affiliated money market funds) or high quality debt instruments. As a result, the fund may not achieve its investment objective.


    The fund's investment in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of mid-size companies are more volatile than those of large companies.
    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
    These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Convertible Securities Risk--The values of convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to the fund.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor it's contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Market Capitalization Risk--Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. Small and mid-sized companies tend to be more vulnerable to adverse developments and more volatile than larger companies. Investments in small and mid-sized companies may involve special risks, including those associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited product lines, markets and financial resources. Also, there may be less publicly available information about the issuers of the securities or less market interest in such securities than in the case of larger companies, each of which can cause significant price volatility. The securities of small and mid-sized may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for a fund to establish or close out a position in these securities at prevailing market prices.
    Derivatives Risk--The value of "derivatives"--so-called because their value "derives" from the value of an underlying asset (including an underlying security), reference rate or index--may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If the fund uses derivatives to "hedge" a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of the fund's portfolio. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the fund.
    Leveraging Risk--The use of derivatives may give rise to a form of leverage. Leverage may cause the fund to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by the fund.
    Cash/Cash Equivalents Risk--To the extent the fund holds cash or cash equivalents rather than equity securities, the fund may not achieve its investment objective and it may underperform its peer group and benchmark index, particularly during periods of strong market performance.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series II shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2002...................................................................  -11.20%
2003...................................................................   27.05%
2004...................................................................   13.57%
2005...................................................................    7.27%
2006...................................................................   10.98%
2007...................................................................



    During the period shown in the bar chart, the highest quarterly return was [16.39% (quarter ended June 30, 2003)] and the lowest quarterly return was [-14.48% (quarter ended September 30, 2002)].

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------------
(for the periods ended                               5        SINCE         INCEPTION
December 31, 2007)                        1 YEAR   YEARS    INCEPTION          DATE
-------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund               %        %           %        09/10/01
S&P 500--Registered Trademark--
  Index(1,2)                                                                  08/31/01(3)
Russell Midcap--Registered Trademark--
  Index(1,2,4)                                                                08/31/01(3)
Lipper VUF Mid-Cap Core Funds
  Index(1,2,5)                                                                08/31/01(3)
-----------------------------------------------------------------------------------------



(1) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Mid-Cap Core Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month end closest to the inception date of the fund's Series II shares.

(4) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index category, which represent approximately 30% of the total market capitalization of the Russell 1000--Registered Trademark-- Index. The Russell Midcap--Registered Trademark-- Index is a trademark/service mark of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(5) The Lipper VUF Mid-Cap Core Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Mid-Cap Core Funds category. The Russell 1000--Registered Trademark-- Index is comprised of 1000 of the largest capitalized U.S. domiciled companies whose common stock is traded in the United States. The Russell Midcap--Registered Trademark-- Index and Russell 1000--Registered Trademark-- Index are trademarks/service marks of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three year sales-per-share growth value, compared to the S&P MidCap 400 Index. The S&P MidCap 400 Index is a market capitalization-weighted index that is widely used for mid-sized companies. The index accounts for approximately 7% of the U.S. equities market.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                       SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred Sales Charge (Load)                                  N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)        SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund           $        $         $         $
--------------------------------------------------------------------------------

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



SERIES II                                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                          %            %            %            %            %
Cumulative Return Before Expenses                %            %            %            %            %
Cumulative Return After Expenses                 %            %            %            %            %
End of Year Balance                     $            $            $            $            $
Estimated Annual Expenses               $            $            $            $            $
------------------------------------------------------------------------------------------------------


SERIES II                                 YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                          %            %            %            %            %
Cumulative Return Before Expenses                %            %            %            %            %
Cumulative Return After Expenses                 %            %            %            %            %
End of Year Balance                     $            $            $            $            $
Estimated Annual Expenses               $            $            $            $            $
------------------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown above.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG)(the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors)(the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received
compensation of   % of average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS



The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:



- Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since its inception in 2001 and has been associated with Invesco Aim and/or its affiliates since 1998.



- Brian Nelson, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, Mr. Nelson was a senior telecommunications analyst for RCM Global Investors.



- Douglas Asiello, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with Invesco Aim and/or its affiliates since 2001.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.
    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


  (1)  trade activity monitoring; and
  (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES


The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------


level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profit on these payments for those services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                       ---------------------------------
                       AIM V.I. MID CAP CORE EQUITY FUND
                       ---------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


The information for the fiscal years ended 2007, 2006 and 2005 has been audited
by           , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                        SERIES II
                                                                                 YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                               2006          2005          2004          2003         2002
                                                              -------       -------       -------       ------       -------
Net asset value, beginning of period                          $             $             $             $            $
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
============================================================================================================================
    Total from investment operations
============================================================================================================================
Less distributions:
  Dividends from net investment income
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
============================================================================================================================
    Total distributions
============================================================================================================================
Net asset value, end of period                                $             $             $             $            $
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                      %             %             %            %             %
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $             $             $            $
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                              %             %             %            %             %
============================================================================================================================
Ratio of net investment income (loss) to average net assets          %             %             %            %             %
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                              %             %             %            %             %
____________________________________________________________________________________________________________________________
============================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
BY TELEPHONE:       (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------------------
   AIM V.I. Mid Cap Core Equity Fund Series II
   SEC 1940 Act file number: 811-07452
-------------------------------------------------


invescoaim.com     VIMCCE-PRO-2

                                                      AIM V.I. MONEY MARKET FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Money Market Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosures                                        6

Trade Activity Monitoring                            7

Fair Value Pricing                                   7

Risks                                                7

Pricing of Shares                                    7

Taxes                                                8

Dividends and Distributions                          9

Share Classes                                        9

Payments to Insurance Companies                      9

FINANCIAL HIGHLIGHTS                                10
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Distributors Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper;
(v) taxable municipal securities; (vi) master notes; and (vii) cash equivalents. The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund may invest in securities issued or guaranteed by companies in the financial services industry.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The portfolio managers conduct a credit analysis of each potential issuer prior to the purchase of its securities.

    The portfolio managers normally hold portfolio securities to maturity. The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) as a result of interest rate changes, or (iii) to enhance yield.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities.
    The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond the greater is its price sensitivity to interest rate changes. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality may result in bankruptcy for the issuer and permanent loss of investment. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may affect its share price.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
      These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Risks Relating to Banking and Financial Services Industries--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart shown below provides an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................  5.06%
1999...................................................................  4.66%
2000...................................................................  5.83%
2001...................................................................  3.61%
2002...................................................................  1.19%
2003...................................................................  0.58%
2004...................................................................  0.69%
2005...................................................................  2.51%
2006...................................................................  4.27%
2007...................................................................



    During the periods shown in the bar chart, the highest quarterly return was [1.49% (quarters ended September 30, 2000 and December 31, 2000)] and the lowest quarterly return was [0.09% (quarter ended June 30, 2004)].


PERFORMANCE TABLE


The following performance table reflects the fund's performance over the periods indicated. The fund is not managed to track the performance of any particular index. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended                                            INCEPTION
December 31, 2007)             1 YEAR   5 YEARS   10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund         %         %            %         05/05/93
-------------------------------------------------------------------------------



    The AIM V.I. Money Market Fund's seven day yield on December 31, 2007 was %. For the current seven day yield, call (800) 959-4246.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)          SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Money Market Fund                    $        $         $         $
----------------------------------------------------------------------------------

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



SERIES I                        YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------


SERIES I                        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.
    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.


FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


(collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds, Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received compensation of 0.40% of average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.


OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:

  (1)  trade activity monitoring; and
  (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activity in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund value portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund values all its securities at amortized cost.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent a fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares on each business day and pays any dividends, if any, monthly to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund may distribute long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by      , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                     SERIES I
                                                              -------------------------------------------------------
Net asset value, beginning of period                          $             $          $          $          $
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
=====================================================================================================================
Less dividends from net investment income
=====================================================================================================================
Net asset value, end of period                                $             $          $          $          $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return                                                         %             %          %          %           %
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $             $          $          $          $
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets                              %             %          %          %           %
=====================================================================================================================
Ratio of net investment income to average net assets                 %             %          %          %           %
_____________________________________________________________________________________________________________________
=====================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Money Market Fund Series I
   SEC 1940 Act file number: 811-07452
----------------------------------------


invescoaim.com     VIMKT-PRO-1

                                                      AIM V.I. MONEY MARKET FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Money Market Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                           --------------------------

                           AIM V.I. MONEY MARKET FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosures                                        6

Trade Activity Monitoring                            7

Fair Value Pricing                                   7

Risks                                                7

Pricing of Shares                                    7

Taxes                                                8

Dividends and Distributions                          9

Share Classes                                        9

Distribution Plan                                    9

Payments to Insurance Companies                      9

FINANCIAL HIGHLIGHTS                                10
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.


    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
    The fund invests only in high-quality U.S. dollar-denominated short term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper;
(v) taxable municipal securities; (vi) master notes; and (vii) cash equivalents. The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.
    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.
    The fund may invest in securities issued or guaranteed by companies in the financial services industry.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The portfolio managers conduct a credit analysis of each potential issuer prior to the purchase of its securities.

    The portfolio managers normally hold portfolio securities to maturity. The portfolio managers consider selling a security: (i) if the issuer's credit quality declines, (ii) as a result of interest rate changes, or (iii) to enhance yield.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.
    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.
    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond. A measure investors commonly use to determine this sensitivity is called duration. The longer the duration of a particular bond the greater is its price sensitivity to interest rate changes. Similarly, a longer duration portfolio of securities has greater price sensitivity. Duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.
    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality may result in bankruptcy for the issuer and permanent loss of investment. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may affect its share price.
    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
 These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.
    Risks Relating to Banking and Financial Services Industries--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart shown below provides an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                          ANNUAL
YEAR ENDED                                                                 TOTAL
DECEMBER 31                                                               RETURNS
-----------                                                               -------
1998*...................................................................   4.80%
1999*...................................................................   4.40%
2000*...................................................................   5.57%
2001**..................................................................   3.36%
2002....................................................................   0.93%
2003....................................................................   0.33%
2004....................................................................   0.44%
2005....................................................................   2.26%
2006....................................................................   4.01%
2007....................................................................


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.

** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is December 16, 2001.



    During the periods shown in the bar chart, the highest quarterly return was [1.43% (quarter ended December 31, 2000)] and the lowest quarterly return was [0.03% (quarter ended June 30, 2004)].


PERFORMANCE TABLE

The following performance table reflects the fund's performance over the periods indicated. The fund is not managed to track the performance of any particular index. A fund's past performance is not necessarily an indication of its future performance. The performance tables shown below do not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
                                                                   SERIES I
(for the periods ended                                            INCEPTION
December 31, 2007)             1 YEAR   5 YEARS   10 YEARS           DATE
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund          %        %            %
-------------------------------------------------------------------------------



The AIM V.I. Money Market Fund's seven day yield on December 31, 2007 was     %.
For the current seven day yield, call (800) 959-4246.


(1) The returns shown for the one year and five year periods are the historical performance of the fund's Series II shares. The return shown for the ten year period is the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date shown in the table is that of the fund's Series I shares. The inception date of the fund's Series II shares is December 16, 2001.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from your investment)                     SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          N/A

Maximum Deferred Sales Charge (Load)                                 N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)      SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees                                                         %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
-------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees, and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii)earn a 5% return on your investment before operating expenses each year;
      and
  (iii)
      incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Money Market Fund                  $        $         $         $
--------------------------------------------------------------------------------

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and


  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



         SERIES II              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------


         SERIES II              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.
    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.


FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fund's fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.


OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES


DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund values all its securities at amortized cost.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent a fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares on each business day and pays any dividends, if any, monthly to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of ordinary income.

CAPITAL GAINS DISTRIBUTIONS

The fund may distribute long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES


The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.


    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.


    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                           --------------------------
                           AIM V.I. MONEY MARKET FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by                              , along with the fund's financial
statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.



                                                                                   SERIES II
                                                              ---------------------------------------------------
Net asset value, beginning of period                          $            $         $          $          $
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
=================================================================================================================
Less dividends from net investment income
=================================================================================================================
Net asset value, end of period                                $            $         $          $          $
_________________________________________________________________________________________________________________
=================================================================================================================
Total return                                                        %            %          %          %         %
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $         $          $          $
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets                             %            %          %          %         %
=================================================================================================================
Ratio of net investment income to average net assets                %            %          %          %         %
_________________________________________________________________________________________________________________
=================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173

BY TELEPHONE:       (800) 410-4246


Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.

You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Money Market Fund Series II
   SEC 1940 Act file number: 811-07452
----------------------------------------


invescoaim.com     VIMKT-PRO-2

                                                  AIM V.I. SMALL CAP EQUITY FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


SERIES I SHARES

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Small Cap Equity Fund's investment objective is long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fees and Expenses of the Fund                        3

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            7

Fair Value Pricing                                   7

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Payments to Insurance Companies                      9

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies. The Russell 2000--Registered Trademark-- Index is widely regarded as representative of small-cap stocks. Under normal conditions, the top 10 holdings may comprise up to 25% of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities.


    In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the S&P Small Cap 600 Index which the portfolio managers believe represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.



- Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.



- Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.



- Timeliness analysis is used to help identify the "timeliness" of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.



    The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small-cap companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of small-cap companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

   - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

   - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

   - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

   - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.
    Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.
    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2004...................................................................    9.4l%
2005...................................................................    8.11%
2006...................................................................   17.44%
2007...................................................................


(1) The fund's return during certain periods was positively impacted by its investments in IPOs. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.


    During the periods shown in the bar chart, the highest quarterly return was [11.66% (quarter ended December 31, 2004)] and the lowest quarterly return was [-7.24% (quarter ended September 30, 2004)].

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS*
-------------------------------------------------------------------------------
(for the periods ended                               SINCE        INCEPTION
December 31, 2007)                       1 YEAR    INCEPTION         DATE
-------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                 %            %       08/29/03
S&P 500--Registered Trademark--
  Index(1,2)                                                      08/31/03(3)
Russell 2000(R) Index(1,2,4)                                      08/31/03(3)
Lipper VUF Small-Cap Core Funds
  Index(1,2,5)                                                    08/31/03(3)
-------------------------------------------------------------------------------


* The fund's return during certain periods was positively impacted by its investments in IPOs. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.

(1) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell 2000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Small-Cap Core Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month-end closest to the inception date of the fund's Series I shares.

(4) The Russell 2000--Registered Trademark-- Index measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 8% of the total market capitalization of the Russell 3000--Registered Trademark-- Index. The Russell 3000--Registered Trademark-- Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000--Registered Trademark-- Index and Russell 3000--Registered Trademark-- Index are trademarks/service marks of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(5) The Lipper VUF Small-Cap Core Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Small-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The S&P SmallCap 600 Index is a market-valued weighted index that consists of 600 small cap domestic stocks chosen for market size, liquidity, and industry group representation.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above tables means "not applicable."

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)          SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                        %

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(2,4)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



([1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through April 30, 2008, the fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) As a result of a reorganization which will occur on or about May 1, 2007, the fund's Total Annual Fund Operating Expenses have been restated to reflect such reorganization. The advisor for AIM V.I. Small Cap Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes;
    (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008].


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                                                1         3         5         10
SERIES I SHARES                                                YEAR     YEARS     YEARS     YEARS
---------------------------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                                 $        $         $         $
---------------------------------------------------------------------------------------------------

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



SERIES I                        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------


SERIES I                        YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 2007, the advisor received
compensation of   % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.



- Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, he was co-portfolio manager with JPMorgan Fleming Asset Management.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------


    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:

    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of the variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the fund. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS


There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan". This prospectus relates to the Series I shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.

    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by                    , whose report along with the fund's financial
statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.

    For a discussion of how investments in IPOs affected the fund's performance, see the "Performance Information" section of this prospectus.


                                                                                         SERIES I
                                                              ---------------------------------------------------------------
                                                                                                             AUGUST 29, 2003
                                                                                                             (DATE OPERATIONS
                                                                        YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                              -------------------------------------------      DECEMBER 31,
                                                               2007          2006       2005       2004            2003
                                                              -------       -------    -------    -------    ----------------
Net asset value, beginning of period                                        $          $          $               $
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
=============================================================================================================================
    Total from investment operations
=============================================================================================================================
Less distributions:
  Dividends from net investment income
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=============================================================================================================================
    Total distributions
=============================================================================================================================
Net asset value, end of period                                              $          $          $               $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return                                                                       %          %          %              %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                    $          $          $               $
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                   %          %          %              %
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                                %          %          %              %
=============================================================================================================================
Ratio of net investment income (loss) to average net assets                        %          %          %              %
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                                            %          %          %              %
_____________________________________________________________________________________________________________________________
=============================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
BY TELEPHONE:       (800) 410-4246
Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------------------------
   AIM V.I. Small Cap Equity Fund Series I
   SEC 1940 Act file number: 811-07452
---------------------------------------------

invescoaim.com     VISCE-PRO-1

                                                  AIM V.I. SMALL CAP EQUITY FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Small Cap Equity Fund's investment objective is long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Managers                                   6

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        7

Trade Activity Monitoring                            7

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Distribution Plan                                    9

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------
The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees (the Board) without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies. The Russell 2000--Registered Trademark-- Index is widely regarded as representative of small-cap stocks. Under normal conditions, the top 10 holdings may comprise up to 25% of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities.


    In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the S&P Small Cap 600 Index which the portfolio managers believe represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.



- Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.



- Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.



- Timeliness analysis is used to help identify the "timeliness" of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.



    The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of small-cap companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of small-cap companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.
    Because a large percentage of the fund's assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the fund.
    The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. Also, synthetic instruments are subject to counter party risk which is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the fund.
    There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series II shares from year to year.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2004...................................................................    9.23%
2005...................................................................    7.97%
2006...................................................................   17.12%
2007...................................................................

(1) The fund's return during certain periods was positively impacted by its investments in IPOs. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.


    During the periods shown in the bar chart, the highest quarterly return was [11.68% (quarter ended December 31, 2004)] and the lowest quarterly return was [-7.33% (quarter ended September 30, 2004)].

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS(*)
-----------------------------------------------------------------------
(for the periods ended                              SINCE      INCEPTION
December 31, 2007)                       1 YEAR     INCEPTION  DATE
-----------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                 %          %    08/29/03
S&P 500--Registered Trademark--
  Index(1,2)                                              (3)  08/31/03(3)
Russell 2000--Registered Trademark--
  Index(1,2,4)                                            (3)  08/31/03(3)
Lipper VUF Small-Cap Core Funds
  Index(1,2,5)                                            (3)  08/31/03(3)
-----------------------------------------------------------------------


* The fund's return during certain periods was positively impacted by its investments in IPOs. There can be no assurance that the fund will have favorable IPO investment opportunities in the future. For additional information regarding the fund's performance, please see the "Financial Highlights" section of this prospectus.

(1) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the Russell 2000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Small-Cap Core Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(2) The indices may not reflect payment of fees, expenses or taxes.
(3) The average annual total return given is since the month-end closest to the inception date of the fund's Series II shares.

(4) The Russell 2000--Registered Trademark-- Index measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which represents approximately 8% of the total market capitalization of the Russell 3000--Registered Trademark-- Index. The Russell 3000--Registered Trademark-- Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000--Registered Trademark-- Index and Russell 3000--Registered Trademark-- Index are trademarks/service marks of the Frank Russell Company. Russell--Registered Trademark-- is a trademark of the Frank Russell Company.


(5) The Lipper VUF Small-Cap Core Funds Index is an equally weighted representation of the largest variable insurance underlying funds in the Lipper Small-Cap Core Funds category. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap. The S&P SmallCap 600 Index is a market-valued weighted index that consists of 600 small cap domestic stocks chosen for market size, liquidity, and industry group representation.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from your investment)                    SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                         N/A

Maximum Deferred Sales Charge (Load)                                N/A
-------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)     SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees(2)                                                      %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(3)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(2,4)
Net Annual Fund Operating Expenses
-------------------------------------------------------------------------------



([1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Through April 30, 2008, the fund's advisor has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).
(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) As a result of a reorganization which will occur on or about May 1, 2007, the fund's Total Annual Fund Operating Expenses have been restated to reflect such reorganization. The advisor for AIM V.I. Small Cap Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.40% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. The Fee Waiver has been restated to reflect this agreement. This expense limitation agreement is in effect through at least April 30, 2008].


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund                                  $        $         $         $
----------------------------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:



  - You invest $10,000 in the fund and hold it for the entire 10 year period;


  - Your investment has a 5% return before expenses each year; and


  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


         SERIES II              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------

         SERIES II              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your actual expenses may be higher or lower than those shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS


The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:


- Juliet S. Ellis (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management. As the lead manager, Ms. Ellis generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Ms. Ellis may perform these functions, and the nature of these functions, may change from time to time.



- Juan R. Hartsfield, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco Aim and/or its affiliates since 2004. From 2000 to 2004, he was co-portfolio manager with JPMorgan Fleming Asset Management.



    More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.

    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of the variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the fund. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by the fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the fund may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times and with different lag times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions will consist primarily of capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES
The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN
The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                         ------------------------------
                         AIM V.I. SMALL CAP EQUITY FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    The information for the fiscal years ended 2007, 2006 and 2005 has been
audited by           , whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2005 was audited by other public accountants.

    For a discussion of how investments in IPOs affected the fund's performance, see the "Performance Information" section of this prospectus.


                                                                                       SERIES II
                                                              -----------------------------------------------------------
                                                                                                         AUGUST 29, 2003
                                                                                                         (DATE OPERATIONS
                                                                                                          COMMENCED) TO
                                                                      YEAR ENDED DECEMBER 31,              DECEMBER 31,
                                                              ---------------------------------------    ----------------
                                                               2007         2006      2005      2004           2003
                                                              ------       ------    ------    ------    ----------------
Net asset value, beginning of period                          $            $         $         $              $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Less distributions:
  Dividends from net investment income
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=========================================================================================================================
    Total distributions
=========================================================================================================================
Net asset value, end of period                                $            $         $         $              $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return                                                        %            %         %         %              %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $         $         $              $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    %            %         %         %              %
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 %            %         %         %              %
=========================================================================================================================
Ratio of net investment income (loss) to average net assets         %            %         %         %              %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             %            %         %         %              %
_________________________________________________________________________________________________________________________
=========================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable products, or you may contact us at


BY MAIL:            Invesco Aim Distributors, Inc.
                    11 Greenway Plaza, Suite 100
                    Houston, TX 77046-1173
BY TELEPHONE:       (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------
   AIM V.I. Small Cap Equity Fund Series II
   SEC 1940 Act file number: 811-07452
--------------------------------------------

invescoaim.com     VISCE-PRO-2

                                                        AIM V.I. TECHNOLOGY FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Technology Fund's investment objective is capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.


An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 7

Portfolio Manager                                    7

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            8

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's Investment objective is capital growth.

    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in technology-related industries. The fund considers a company to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the portfolio manager determines that its primary business is within technology-related industries.


    The principal type of equity securities purchased by the fund is common stocks. Companies in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment, as well as services and service-related companies in information technology.

    The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in technology-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.
    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    A majority of the fund's assets are invested in the securities of market-leading technology companies doing business in various subsectors in the technology universe (the "core holdings"). The portfolio manager believes that the securities that comprise the fund's core holdings will maintain or improve their market share regardless of overall economic conditions. These companies are believed to have a strategic advantage over many of their competitors. The portfolio manager believes that these core holdings will provide attractive long-term investment returns.
    The remainder of the fund's assets are invested in the securities of faster-growing, more volatile technology companies that the portfolio manager believes to be emerging leaders in their fields (the "tactical holdings"). The fund will typically hold tactical holdings for a shorter period of time than the fund's core holdings. The portfolio manager believes that these tactical holdings will provide attractive near-term investment returns.

    The portfolio manager constructs the fund's portfolio with the goal of holding 65-85 individual stocks to take advantage of both long and short-term opportunities.

    The fund is driven by two investment themes: (1) increasing usage of information technology in business and consumer products will continue over the long-term, yielding the potential for above-average growth rates for the sector; and (2) technology will continue to create new market opportunities through continual innovation that create periodic exceptional growth opportunities for investors in technology.
    In selecting securities for the fund, the portfolio manager uses a research oriented investment approach using a combination of quantitative, fundamental and valuation analysis. The portfolio manager focuses on attractively valued, well-managed companies in the information-technology sector with the potential to deliver attractive returns. While the portfolio manager may invest in stocks of any market capitalization, the portfolio manager tends to favor mid- and large-cap stocks to avoid liquidity problems that can be associated with some small-cap stocks.
    The portfolio manager will consider selling the security of a company if, among other things, (1) its fundamentals change; (2) its earnings are disrupted or disappoint; (3) its management or strategic direction changes; (4) its valuation becomes excessive compared to similar investment opportunities; (5) its technical analysis turns negative; or (6) a more attractive investment opportunity is identified.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.
    Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the technology sector. This means that the fund's investment concentration in the technology sector is higher than most mutual funds and the broad securities market. Consequently, the fund may tend to be more volatile than other mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund may tend to rise and fall more rapidly.
    Technology Industry Risk--Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager will produce the desired results.

    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                   BAR CHART

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   25.69%
1999...................................................................  158.93%
2000...................................................................  -23.42%
2001...................................................................  -45.82%
2002...................................................................  -46.84%
2003...................................................................   45.29%
2004...................................................................    4.63%
2005...................................................................    2.17%
2006...................................................................   10.48%
2007...................................................................



    During the periods shown in the bar chart, the highest quarterly return was [66.65% (quarter ended December 31, 1999)] and the lowest quarterly return was [-42.18% (quarter ended September 30, 2001)]. For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------
(for the periods ended                                         SINCE          INCEPTION
December 31, 2007)                        1 YEAR    5 YEARS   INCEPTION          DATE
-------------------------------------------------------------------------------------------
AIM V.I. Technology Fund(1)                     %         %           %(2)    05/20/97(2)
S&P 500--Registered Trademark--
  Index(3,4)                                                          (2)     05/31/97(2)
S&P Goldman Sachs Technology
  Index(3,4,5)                                                        (2)     05/31/97(2)
Lipper VUF Science & Technology Funds
  Category Average(3,4,6)                                             (2)     05/31/97(2)
-------------------------------------------------------------------------------------------



(1) For the periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Total return figures include re-invested dividends and capital gain distributions and the effect of the fund's expenses.

(2) The fund commenced investment operations on May 20, 1997. Index comparisons began on May 31, 1997.

(3) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the S&P Goldman Sachs Technology Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Science & Technology Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

(4) The indices may not reflect payment of fees, expenses or taxes.

(5) The S&P Goldman Sachs Technology Index is a modified capitalization-weighted index composed of companies involved in the technology industry.


(6) The Lipper VUF Science & Technology Funds Category Average represents the average of all the variable insurance underlying funds in the Lipper Science & Technology Funds category. These funds invest at least 65% of their portfolios in science and technology stocks.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)          SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii)earn a 5% return on your investment before operating expenses each year;
      and
  (iii)
      incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Technology Fund                      $        $         $         $
----------------------------------------------------------------------------------

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



          SERIES I              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------
(1) Your actual expenses may be higher or lower than these shown.


          SERIES I              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------
(1) Your actual expenses may


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory or sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGERS



Warren W. Tennant, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2008 and has associated with Invesco Aim and/or its affiliated since 2000.


    More information on the portfolio manager may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:

    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING


To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payment may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    This information has been audited by           , whose report, along with
the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                       SERIES I
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
                                                              --------       --------    --------    --------    --------
Net asset value, beginning of period                          $              $           $           $           $
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=========================================================================================================================
    Total from investment operations
=========================================================================================================================
Net asset value, end of period                                $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return                                                          %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $           $           $           $
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                               %              %           %           %           %
=========================================================================================================================
Ratio of net investment income (loss) to average net assets           %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                               %              %           %           %           %
_________________________________________________________________________________________________________________________
=========================================================================================================================

                                                        AIM V.I. TECHNOLOGY FUND

                                                                     PROSPECTUS

                                                                    MAY 1, 2008


Series II shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Technology Fund's investment objective is capital growth.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and

- is not guaranteed by a bank.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    4
FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6
Advisor Compensation                                 6
Portfolio Manager                                    7
OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7
Excessive Short-Term Trading Activity
  Disclosures                                        7
Trading Activity Monitoring                          8
Fair Value Pricing                                   8
Risks                                                8
Pricing of Shares                                    8
Taxes                                                9
Dividends and Distributions                          9
Share Classes                                       10
Distribution Plan                                   10
Payments to Insurance Companies                     10
FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is capital growth.

    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in technology-related industries. The fund considers a company to be doing business in technology- related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the portfolio manager determines that its primary business is within technology-related industries.


    The principal type of equity securities purchased by the fund is common stocks. Companies in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment, as well as services and service-related companies in information technology.


    The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in technology-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    A majority of the fund's assets are invested in the securities of market-leading technology companies doing business in various subsectors in the technology universe (the "core holdings"). The portfolio manager believes that the securities that comprise the fund's core holdings will maintain or improve their market share regardless of overall economic conditions. These companies are believed to have a strategic advantage over many of their competitors. The portfolio manager believes that these core holdings will provide attractive long-term investment returns.
    The remainder of the fund's assets are invested in the securities of faster-growing, more volatile technology companies that the portfolio manager believes to be emerging leaders in their fields (the "tactical holdings"). The fund will typically hold tactical holdings for a shorter period of time than the fund's core holdings. The portfolio manager believes that these tactical holdings will provide attractive near-term investment returns.

    The portfolio manager constructs the fund's portfolio with the goal of holding 65-85 individual stocks to take advantage of both long and short-term opportunities.

    The fund is driven by two investment themes: (1) increasing usage of information technology in business and consumer products will continue over the long-term, yielding the potential for above-average growth rates for the sector; and (2) technology will continue to create new market opportunities through continual innovation that create periodic exceptional growth opportunities for investors in technology.
    In selecting securities for the fund, the portfolio manager uses a research oriented investment approach using a combination of quantitative, fundamental and valuation analysis. The portfolio manager focuses on attractively valued, well-managed companies in the information-technology sector with the potential to deliver attractive returns. While the portfolio manager may invest in stocks of any market capitalization, the portfolio manager tends to favor mid- and large-cap stocks to avoid liquidity problems that can be associated with some small-cap stocks.
    The portfolio manager will consider selling the security of a company if, among other things, (1) its fundamentals change; (2) its earnings are disrupted or disappoint; (3) its management or strategic direction changes; (4) its valuation becomes excessive compared to similar investment opportunities; (5) its technical analysis turns negative; or (6) a more attractive investment opportunity is identified.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.
    Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the technology sector. This means that the fund's investment concentration in the technology sector is higher than most mutual funds and the broad securities market. Consequently, the fund may tend to be more volatile than other mutual funds, and the value of the fund's investments and consequently the value of an investment in the fund may tend to rise and fall more rapidly.
    Technology Industry Risk--Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Active Trading Risk--The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a fund does trade in this way, it may incur increased costs, which can lower the actual return of the fund. Active trading may also increase short term gains and losses, which may affect the taxes that must be paid.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager will produce the desired results.

    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               ------------------
                            AIM V.I. TECHNOLOGY FUND
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998*..................................................................   25.37%
1999*..................................................................  158.29%
2000*..................................................................  -23.61%
2001*..................................................................  -45.96%
2002*..................................................................  -46.98%
2003*..................................................................   44.93%
2004**.................................................................    4.21%
2005...................................................................    1.94%
2006...................................................................   10.22%
2007...................................................................        %


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.
** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.


    During the periods shown in the bar chart, the highest quarterly return was [66.55% (quarter ended December 31, 1999)] and the lowest quarterly return was [-42.22% (quarter ended September 30, 2001)]. For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index, style specific index and peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------
                                                                 SERIES I
(for the periods ended                                SINCE      INCEPTION
December 31, 2007)              1 YEAR     5 YEARS    INCEPTION    DATE
---------------------------------------------------------------------------------------------
AIM V.I. Technology Fund(1)           %          %          %    05/20/97(2)
S&P 500--Registered
  Trademark-- Index(3,4)                                         05/31/97(2)
S&P Goldman Sachs Technology
  Index(3,4,5)                                                   05/31/97(2)
Lipper VUF Science &
  Technology Funds Category
  Average(3,4,6)                                                 05/31/97(2)
--------------------------------------------------------------------------



(1) The return shown for the one year period is the historical performance of the fund's Series II shares. The returns shown for other periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.


(2) Series I shares of the fund commenced investment operations on May 20, 1997. Index comparisons began on May 31, 1997.


(3) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The fund has also included the S&P Goldman Sachs Technology Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Variable Underlying Funds (VUF) Science & Technology Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

(4) The indices may not reflect payment of fees, expenses or taxes.

(5) The S&P Goldman Sachs Technology Index is a modified capitalization-weighted index composed of companies involved in the technology industry.


(6) The Lipper VUF Science & Technology Funds Category Average represents an average of all the variable insurance underlying funds in the Lipper Science & Technology Funds category. These funds invest at least 65% of their portfolios in science and technology stocks.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                       SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A
Maximum Deferred Sales Charge (Load)                                  N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)        SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Distribution and/or Service 12b-1 Fees

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses(3)
--------------------------------------------------------------------------------

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------


[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Technology Fund                    $        $         $         $
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliate makes any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


         SERIES II              YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------
(1) Your annual expenses may be higher or lower than those shown.

         SERIES II              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
--------------------------------------------------------------------------------------------
(1) Your annual expenses may

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


(collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of   % of average daily net assets.


    Invesco Aim, not the fund, pays the sub-advisory fees.

                            ------------------------

                            AIM V.I. TECHNOLOGY FUND
                            ------------------------


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGER



Warren W. Tennant, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2000.


    More information on the portfolio manager may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of the day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES
The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN
The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets.
    Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                            ------------------------
                            AIM V.I. TECHNOLOGY FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by           whose report, along with the
fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                    SERIES II
                                                              -----------------------------------------------------
                                                                                                     APRIL 30, 2004
                                                                         YEAR ENDED                   (DATE SALES
                                                                        DECEMBER 31,                 COMMENCED) TO
                                                              --------------------------------        DECEMBER 31,
                                                               2007         2006         2005             2004
                                                              ------       ------       ------       --------------
Net asset value, beginning of period                          $            $            $                $
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
===================================================================================================================
    Total from investment operations
===================================================================================================================
Net asset value, end of period                                $            $            $                $
___________________________________________________________________________________________________________________
===================================================================================================================
Total return                                                        %            %            %                %
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $            $            $                $
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets                             %            %            %                %
===================================================================================================================
Ratio of net investment income (loss) to average net assets         %            %            %                %
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             %            %            %                %
___________________________________________________________________________________________________________________
===================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:         Invesco Aim Distributors, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, TX 77046-1173
BY TELEPHONE:    (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Technology Fund Series II
   SEC 1940 Act file number: 811-07452
----------------------------------------


invescoaim.com     I-VITEC-PRO-2

                                                         AIM V.I. UTILITIES FUND

                                                                     PROSPECTUS

                                                                    May 1, 2008


Series I shares

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Utilities Fund's investment objectives are capital growth and income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series I class shares (Series I shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.


An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    4

FEE TABLE AND EXPENSE EXAMPLE                        5
------------------------------------------------------
Fees and Expenses of the Fund                        5

Expense Example                                      5

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        6
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     6
------------------------------------------------------
FUND MANAGEMENT                                      6
------------------------------------------------------
The Advisors                                         6

Advisor Compensation                                 7

Portfolio Manager                                    7

OTHER INFORMATION                                    7
------------------------------------------------------
Purchase and Redemption of Shares                    7

Excessive Short-Term Trading Activity
  Disclosures                                        8

Trade Activity Monitoring                            8

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    9

Taxes                                               10

Dividends and Distributions                         10

Share Classes                                       10

Payments to Insurance Companies                     10

FINANCIAL HIGHLIGHTS                                12
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objectives are capital growth and income.

    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in utilities-related industries. The fund considers a company to be doing business in utilities-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in utilities-related industries; (2) at least 50% of its assets are devoted to producing revenues in the utilities-related industries; or (3) based on other available information, the portfolio manager determines that its primary business is within the utilities-related industries.


    The principal type of equity securities purchased by the fund is common stocks. Companies in utilities-related industries may include, but are not limited to, those that provide, generate, transmit, store or distribute natural gas, oil, water or electricity as well as companies that provide telecommunications services, including local, long distance and wireless services.


    The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the utilities-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    Normally, the portfolio manager seeks to keep the portfolio divided among the electric utility, natural gas, water and telecommunications industries. Weightings within the various segments are continually monitored, and the portfolio manager adjusts the portfolio weightings depending on current economic conditions. The portfolio manager constructs a portfolio of generally less than 70 stocks. Under normal market conditions, the fund's top ten holdings may comprise over 40% of the fund's total assets.
    In selecting securities for the fund, the portfolio manger uses a "bottom-up" investment approach using a combination of quantitative, fundamental and valuation analysis. The portfolio manager focuses on natural gas, electricity, oil, water and telecommunications services companies with some or all of the following attributes: positive cash flows, predictable earnings, solid balance sheets, current and sustainable dividends, strong management, competitive position, and/or current and potential financial position. The investment strategy focuses on companies that (1) could potentially benefit from industry trends, such as increased demand for certain products and deregulation of state markets, and (2) are attractively valued relative to the rest of the market. The portfolio manager also monitors and may adjust industry and security position weights according to prevailing economic trends such as gross domestic product (GDP) growth and interest rate changes.
    The portfolio manager will consider selling a security of a company if, among other things, its (1) earnings growth are threatened by deterioration in its fundamentals or change in the operating environment, (2) valuation becomes too high, (3) corporate strategy changes.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability, and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND (CONTINUED)
--------------------------------------------------------------------------------

    Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the utilities sector. This means that the fund's investment concentration in the utilities sector is higher than most mutual funds and the broad securities market. Consequently, the fund may tend to be more volatile than other mutual funds, and consequently the value of an investment in the fund may tend to rise and fall more rapidly.
    Utilities Industry Risk--Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risk associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Concentration Risk--Since a large percentage of the fund's assets may be invested in the securities of a limited number of companies, each investment has a greater effect on the fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.
    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Series I shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998...................................................................   25.48%
1999...................................................................   19.13%
2000...................................................................    5.28%
2001...................................................................  -32.41%
2002...................................................................  -20.32%
2003...................................................................   17.47%
2004...................................................................   23.56%
2005...................................................................   16.83%
2006...................................................................   25.46%
2007...................................................................        %



    During the periods shown in the bar chart, the highest quarterly return was [17.18% (quarter ended December 31, 1998)] and the lowest quarterly return was [-21.60% (quarter ended September 30, 2001)]. For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index and a peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
(for the periods ended                                                       INCEPTION
December 31, 2007)                        1 YEAR    5 YEARS   10 YEARS          DATE
------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund(1)                      %         %           %        12/30/94
S&P 500--Registered Trademark--
  Index(2,3)                                                                         --
Lipper VUF Utility Funds Category
  Average(2,3,4)                                                                     --
------------------------------------------------------------------------------------------



(1) For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Total return figures include re-invested dividends and capital gain distributions and the effect of the fund's expenses.


(2) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. In addition, the Lipper Variable Underlying Funds (VUF) Utility Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The Lipper VUF Utility Funds Category Average represents an average of all the variable insurance underlying funds in the Lipper Utility Funds category. These funds invest primarily in the equity securities of domestic and foreign companies providing utilities.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                        SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred Sales Charge (Load)                                   N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series I share assets)          SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees                                                          %

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.93% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series I shares of the funds with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
    The expense example assumes you:
  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------
AIM V.I. Utilities Fund                       $        $         $         $
----------------------------------------------------------------------------------

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



          SERIES I              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------


          SERIES I              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------


(1) Your annual expenses may be higher or lower than these shown.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


(collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of   % of average daily net assets, after fee waivers and/or
expense.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGER



John S. Segner, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1997.


    More information on the portfolio manager may be found on the advisor's website http://www.invescoaim.com. The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES


The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES
The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and

    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.


FAIR VALUE PRICING
Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------


all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board of Trustees.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" that is described in the prospectus relating to the Series II shares.

PAYMENTS TO INSURANCE COMPANIES


Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors Affiliates), may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profit on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series I shares. Certain information reflects financial results for a single fund share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The table shows the financial highlights for a share of the fund outstanding during the fiscal years indicated.


    This information has been audited by           , whose report, along with
the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                      SERIES I
                                                              ---------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------
                                                                2007           2006        2005       2004       2003
                                                              --------       --------    --------    -------    -------
Net asset value, beginning of period                          $              $           $           $          $
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)
=======================================================================================================================
    Total from investment operations
=======================================================================================================================
Less distributions:
  Dividends from net investment income
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
=======================================================================================================================
    Total distributions
=======================================================================================================================
Net asset value, end of period                                $              $           $           $          $
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return                                                          %              %           %          %          %
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $              $           $           $          $
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      %              %           %          %          %
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   %              %           %          %          %
=======================================================================================================================
Ratio of net investment income to average net assets                  %              %           %          %          %
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                               %              %           %          %          %
_______________________________________________________________________________________________________________________
=======================================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:         Invesco Aim Distributors, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, TX 77046-1173

BY TELEPHONE:    (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.



You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------------
   AIM V.I. Utilities Fund Series I
   SEC 1940 Act file number: 811-07452
-----------------------------------------


invescoaim.com     I-VIUTI-PRO-1

                                                         AIM V.I. UTILITIES FUND

                                                                     PROSPECTUS

                                                                    May 1, 2008


SERIES II SHARES

Shares of the fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies. AIM V.I. Utilities Fund's investment objectives are capital growth and income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Series II class shares (Series II shares) of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fees and Expenses of the Fund                        4

Expense Example                                      4

HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                        5
------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS                     5
------------------------------------------------------
FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisors                                         5

Advisor Compensation                                 6

Portfolio Manager                                    6

OTHER INFORMATION                                    6
------------------------------------------------------
Purchase and Redemption of Shares                    6

Excessive Short-Term Trading Activity
  Disclosure                                         7

Trading Activity Monitoring                          7

Fair Value Pricing                                   8

Risks                                                8

Pricing of Shares                                    8

Taxes                                                9

Dividends and Distributions                          9

Share Classes                                        9

Distribution Plan                                    9

Payments to Insurance Companies                      9

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Investment Management Inc.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.
    Shares of the fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the fund directly. As an owner of a variable product (variable product owner) that offers the fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the fund.
    Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the fund.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------
The fund's investment objectives are capital growth and income.

    The fund's investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.


    The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in utilities-related industries. The fund considers a company to be doing business in utilities-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in utilities-related industries; (2) at least 50% of its assets are devoted to producing revenues in utilities-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within utilities-related industries.


    The principal type of equity securities purchased by the fund is common stocks. Companies in utilities-related industries may include, but are not limited to, those that produce, generate, transmit, store or distribute natural gas, oil, water or electricity as well as companies that provide telecommunications services, including local, long distance and wireless services.



    The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in utilities-related industries. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
    Normally, the portfolio manager seeks to keep the portfolio divided among the electric utility, natural gas, water and telecommunications industries. Weightings within the various segments are continually monitored, and the portfolio manager adjusts the portfolio weightings depending on current economic conditions. The portfolio manager constructs a portfolio of generally less than 70 stocks. Under normal market conditions, the fund's top ten holdings may comprise over 40% of the fund's total assets.
    In selecting securities for the fund, the portfolio manager uses a "bottom-up" investment approach using a combination of quantitative, fundamental and valuation analysis. The portfolio manager focuses on natural gas, electricity, oil, water and telecommunication services companies with some or all of the following attributes: positive cash flows, predictable earnings, solid balance sheets, current and sustainable dividends, strong management, competitive position, and/or current and potential financial position. The investment strategy focuses on companies that (1) could potentially benefit from industry trends, such as increased demand for certain products and deregulation of state markets, and (2) are attractively valued relative to the rest of the market. The portfolio manager also monitors and may adjust industry and security position weights according to prevailing economic trends such as gross domestic product (GDP) growth and interest rate changes.
    The portfolio manager will consider selling a security of a company if, among other things, its (1) earnings growth are threatened by deterioration in its fundamentals or change in the operating environment, (2) valuation becomes too high, (3) corporate strategy changes.

    The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's advisor. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect the fund's investment results in a period of rising market prices; conversely it could reduce the magnitude of a fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
    The principal risks of investing in the fund are:
    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations. Certain securities selected for the fund's portfolio may decline in value more than the overall stock market. In general, the securities of small companies are more volatile than those of mid-size companies or large companies.
    Equity Securities Risk--The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. These factors will probably affect the equity securities of smaller companies more than the equity securities of larger, more-established companies. Also, because equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell these securities at a desirable price.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

    Sector Fund Risk--The fund's investments are concentrated in a comparatively narrow segment of the economy, the utilities sector. This means that the fund's investment concentration in the utilities sector is higher than most mutual funds and the broad securities market. Consequently, the fund may tend to be more volatile than other mutual funds, and consequently the value of an investment in the fund may tend to rise and fall more rapidly.
    Utilities Industry Risk--Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generations of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power may adversely affect the market value of the fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.
    Foreign Securities Risk--The prices of foreign securities may be further affected by other factors, including:

  - Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

  - Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

  - Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

  - Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.
     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.
    Concentration Risk--Since a large percentage of the fund's assets may be invested in the securities of a limited number of companies, each investment has a greater effect on the fund's overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.
    Management Risk--There is no guarantee that the investment techniques and risks analyses used by the fund's portfolio managers will produce the desired results.
    An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. All performance shown assumes the reinvestment of dividends and capital gains. The bar chart shown does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.
    Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund).

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's shares from year to year.


                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1998*..................................................................   25.17%
1999*..................................................................   18.84%
2000*..................................................................    5.01%
2001*..................................................................  -32.58%
2002*..................................................................  -20.52%
2003*..................................................................   17.18%
2004**.................................................................   23.24%
2005...................................................................   16.55%
2006...................................................................   25.25%
2007...................................................................


* The returns shown for these periods are the restated historical performance of the fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares.
** The return shown for this period is the blended return of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the fund's Series I shares adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004.


    During the periods shown in the bar chart, the highest quarterly return was [17.11% (quarter ended December 31, 1998)] and the lowest quarterly return was [-21.65% (quarter ended September 30, 2001)]. For periods prior to April 30, 2004, performance shown above relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Aim Advisors, Inc.


PERFORMANCE TABLE

The following performance table compares the fund's performance to those of an unmanaged broad-based securities market index and a peer group index. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below. A fund's past performance is not necessarily an indication of its future performance. The performance table shown below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------
                                                                         SERIES I
(for the periods ended                                                  INCEPTION
December 31, 2007)                        1 YEAR   5 YEARS   10 YEARS      DATE
-------------------------------------------------------------------------------------
AIM V.I. Utilities Fund(1)                     %         %         %      12/30/94
S&P 500--Registered Trademark--
  Index(2,3)                                                                    --
Lipper VUF Utility Funds Category
  Average(2,3,4)                                                                --
-------------------------------------------------------------------------------------

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


(1) The return shown for the one year period is the historical performance of the fund's Series II shares. The returns shown for other periods are the blended returns of the historical performance of the fund's Series II shares since their inception and the restated historical performance of the predecessor fund's Series I shares (for periods prior to inception of the Series II shares) adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. The inception date of the fund's Series II shares is April 30, 2004. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by IFG. Total return figures include reinvested dividends and capital gain distributions and the effect of the fund's expenses.


(2) The Standard & Poor's 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. In addition, the Lipper Variable Underlying Funds (VUF) Utility Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

(3) The indices may not reflect payment of fees, expenses or taxes.

(4) The Lipper VUF Utility Funds Category Average represents an average of all the variable insurance underlying funds in the Lipper Utilities Funds category. These funds invest primarily in the equity securities of domestic and foreign companies providing utilities.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from your investment)                       SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred Sales Charge (Load)                                  N/A
--------------------------------------------------------------------------------

"N/A" in the above table means "not applicable."


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted from Series II share assets)        SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees                                                           %

Distribution and/or Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses(2)

Total Annual Fund Operating Expenses

Fee Waiver and/or Expense Reimbursements(3)

Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------



[(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2007 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.18% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2008.]


EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the Series II shares of the fund with the cost of investing in other mutual funds.
    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

    The expense example assumes you:
  (i) invest $10,000 in the fund's Series II shares for the time periods indicated;
  (ii) earn a 5% return on your investment before operating expenses each year; and
  (iii)incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
AIM V.I. Utilities Fund                     $        $         $         $
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates (collectively, AIM Affiliates) and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in the fund and hold it for the entire 10 year period;

  - Your investment has a 5% return before expenses each year; and

  - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



         SERIES II              YEAR 1          YEAR 2       YEAR 3       YEAR 4       YEAR 5
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %               %            %            %            %
Cumulative Return Before
  Expenses                             %               %            %            %            %
Cumulative Return After
  Expenses                             %               %            %            %            %
End of Year Balance           $               $            $            $            $
Estimated Annual Expenses     $               $            $            $            $
-----------------------------------------------------------------------------------------------
(1) Your annual expenses may be higher or lower than those shown.


         SERIES II              YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                %            %            %            %            %
Cumulative Return Before
  Expenses                             %            %            %            %            %
Cumulative Return After
  Expenses                             %            %            %            %            %
End of Year Balance           $            $            $            $            $
Estimated Annual Expenses     $            $            $            $            $
-----------------------------------------------------------------------------------------------
(1) Your annual expenses may


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the Securities and Exchange Commission (SEC) within 60 days of the fund's first and third quarter-ends. Due to the fact that you cannot purchase shares of the fund directly, these documents have not been made available on our website. However, these documents are available on the SEC's website at http://www.sec.gov. In addition, the fund's portfolio holdings as of each calendar quarter-end are made available to insurance companies issuing variable products that invest in the fund.

    A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information.

FUND MANAGEMENT
--------------------------------------------------------------------------------


THE ADVISORS



Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the fund's investment advisor and manages the investment operations of the fund and has agreed to perform or arrange for the performance of the fund's day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 225 investment portfolios, including the fund, encompassing a broad range of investment objectives.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------


    The following affiliates of the advisor serve as sub-advisors to the fund and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the fund:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at Bleichstrasse 60-62, Frankfurt, Germany 60313, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.


    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.


    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional (N.A.), Inc. (Invesco Institutional), located at One Midtown Plaza, 1360 Peachtree Street, N.E., Suite 100, Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Investment Management Inc. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1994.


    (collectively, the affiliated sub-advisors).


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.


    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the fund's Statement of Additional Information.

    As a result of the matters discussed above, investors in the AIM funds might react by redeeming their investments. This might require the funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the funds.

ADVISOR COMPENSATION


During the fiscal year ended December 31, 2007, the advisor received
compensation of      % of average daily net assets, after fee waivers and/or
expense reimbursements.


    Invesco Aim, not the fund, pays the sub-advisory fees.


    A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements of the fund is available in the fund's most recent report to shareholders for the six-month period ended June 30th.



PORTFOLIO MANAGER



John S. Segner, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1997.


    More information on the portfolio manager may be found on the advisor's website http://www.invescoaim.com. The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages.

OTHER INFORMATION
--------------------------------------------------------------------------------

PURCHASE AND REDEMPTION OF SHARES

The fund ordinarily effects orders to purchase and redeem shares at the fund's next computed net asset value after it receives an order. Insurance companies participating in the fund serve as the fund's designee for receiving orders of separate accounts that invest in the fund. The fund may

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------


postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

    Although the fund generally intends to pay redemption proceeds solely in cash, the fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

    Shares of the fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The fund currently offers shares only to insurance company separate accounts. In the future, the fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. The fund and Invesco Aim have applied for regulatory relief to enable the fund's shares to be sold to and held by one or more fund of funds (open-end management investment companies or series thereof that offer their shares exclusively to insurance companies, their separate accounts and/or qualified plans). The fund plans to offer its shares to fund of funds following receipt of the requested regulatory relief. Due to differences in tax treatment and other considerations, the interests of fund shareholders, including variable product owners and plan participants investing in the fund (whether directly or indirectly through fund of funds), may conflict.

    Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

EXCESSIVE SHORT-TERM TRADING ACTIVITY DISCLOSURES

The fund's investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the fund's shares (i.e., purchases of fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of fund shares held by long-term investors may be diluted.
    The Board has adopted policies and procedures designed to discourage excessive short-term trading of fund shares. The fund may alter its policies and procedures at any time without giving prior notice to fund shareholders, if the advisor believes the change would be in the best interests of long-term investors.

    Pursuant to the fund's policies and procedures, Invesco Aim and its affiliates (collectively the Invesco Aim Affiliates) currently use the following tools designed to discourage excessive short-term trading in the fund:


    (1) trade activity monitoring; and
    (2) the use of fair value pricing consistent with procedures approved by the Board.
    Each of these tools is described in more detail below.
    In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

TRADE ACTIVITY MONITORING

To detect excessive short-term trading activities, the Invesco Aim Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Aim Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Aim Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the funds through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Aim Affiliates will be able to detect or deter market timing by variable product owners.


    If, as a result of this monitoring, the Invesco Aim Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company's own trading restrictions are exceeded), the Invesco Aim Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company's account with the funds. Invesco Aim Affiliates will use reasonable efforts to apply the fund's policies uniformly given the potential limitations described above.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

FAIR VALUE PRICING

Securities owned by a fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board of the fund. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    See "Pricing of Shares--Determination of Net Asset Value" for more information.

RISKS

There is the risk that the fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Aim Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Aim Affiliates and the funds may seek to take actions with the assistance of the insurance companies that invest in the fund, there is the risk that neither the Invesco Aim Affiliates nor the fund will be successful in their efforts to minimize or eliminate such activity.


PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of the fund's shares is the fund's net asset value per share. The fund values portfolio securities for which market quotations are readily available at market value. The fund values all other securities and assets for which market quotations are not readily available at their fair value in good faith using procedures approved by the Board of the fund. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
    Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the advisor determines that the closing price of the security is unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially "stale" prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
    Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
    The advisor may use indications of fair value from pricing services approved by the Board. In other circumstances, the advisor valuation committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, the advisor routinely compares closing market prices, the next day's opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
    Specific types of securities are valued as follows:
    Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the advisor will value the security at fair value in good faith using procedures approved by the Board.
    Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that the advisor determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The advisor also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the advisor believes, at the approved degree of certainty, that the price is not reflective of current market value, the advisor will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

    Fund securities primarily traded on foreign markets may trade on days that are not business days of the fund. Because the net asset value of fund shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.
    Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service is unreliable, the advisor valuation committee may fair value the security using procedures approved by the Board.
    Short-term Securities: The fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.
    Futures and Options: Futures and options are valued on the basis of market quotations, if available.
    Swap Agreements: Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
    Open-end Funds: To the extent the fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
    The fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which a fund has invested. You may also refer to the Statement of Additional Information to determine what types of securities in which the fund may invest. You may obtain copies of these reports or of the Statement of Additional Information from the insurance company that issued your variable product, or from the advisor as described on the back cover of this prospectus.
    The fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

TAXES

The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the fund. Variable product owners should refer to the prospectus for their variable products for information regarding the tax consequences of owning such variable products contracts and should consult their tax advisors before investing.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS

The fund generally declares and pays dividends, if any, annually to separate accounts of insurance companies issuing the variable products. The fund expects that its distributions, if any, will consist of both ordinary income and capital gains.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually to separate accounts of insurance companies issuing the variable products.
    At the election of insurance companies issuing the variable products, dividends and distributions are automatically reinvested at net asset value in shares of the fund.

SHARE CLASSES

The fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or "Rule 12b-1 Plan" which is described in this prospectus.

DISTRIBUTION PLAN

The fund has adopted a distribution or "Rule 12b-1" plan for its Series II shares. The plan allows the fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the fund). Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

PAYMENTS TO INSURANCE COMPANIES

The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, the distributor of the fund, or one or more of its corporate affiliates (Invesco Aim Distributors

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------


Affiliates), may make additional cash payments to the insurance company or an affiliate in connection with promotion of the fund and certain other marketing support services. Invesco Aim Distributors Affiliates make these payments from their own resources.


    Invesco Aim Distributors Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the fund. The benefits Invesco Aim Distributors Affiliates receive when they make these payments may include, among other things, adding the fund to the list of underlying investment options in the insurance company's variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company's sales force or to an insurance company's management. These payments are sometimes referred to as "shelf space" payments because the payments compensate the insurance company for including the fund in its variable products (on its "sales shelf"). Invesco Aim Distributors Affiliates compensate insurance companies differently depending typically on the level and/or type of consideration provided by the insurance companies. The payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the fund and Asset-Based Payments primarily create incentives to retain assets of the fund in insurance company separate accounts.


    Invesco Aim Distributors Affiliates are motivated to make the payments described above in order to promote the sale of fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the fund or retain shares of the fund in their variable product owners' accounts, Invesco Aim Distributors Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the fund with respect to those assets.

    In addition to the payments listed above, the advisor may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement, between the fund and the advisor, the advisor is entitled to receive from the fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, the advisor provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services, include, but are not limited to, facilitation of variable product owners' purchase and redemption requests; distribution to existing variable product owners of copies of fund prospectuses, proxy materials, periodic fund reports, and other materials; maintenance of variable product owners' records; and fund services and communications. Currently, these administrative service payments made by the fund to the advisor are subject to an annual limit of 0.25% of the average net assets invested in the fund by each insurance company. Any amounts paid by the advisor to an insurance company in excess of 0.25% of the average net assets invested in the fund are paid by the advisor out of its own financial resources, and not out of the fund's assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

    You can find further details in the Statement of Additional Information about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from the advisor, Invesco Aim Distributors, or the fund, as well as about fees and/or commissions it charges.

                            -----------------------
                            AIM V.I. UTILITIES FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the fund's Series II shares. Certain information reflects financial results for a single Series II share.
    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
    The table shows the financial highlights for a share of the fund outstanding during the fiscal years (or period) indicated.

    This information has been audited by                     , whose report,
along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                  SERIES II
                                                              -------------------------------------------------
                                                                                                 APRIL 30, 2004
                                                                        YEAR ENDED                (DATE SALES
                                                                       DECEMBER 31,              COMMENCED) TO
                                                              -------------------------------     DECEMBER 31,
                                                               2007        2006         2005          2004
                                                              ------      ------       ------    --------------
Net asset value, beginning of period                                      $            $             $
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)
---------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)
===============================================================================================================
    Total from investment operations
===============================================================================================================
Less distributions:
  Dividends from net investment income
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains
===============================================================================================================
    Total distributions
===============================================================================================================
Net asset value, end of period                                            $            $             $
_______________________________________________________________________________________________________________
===============================================================================================================
Total return                                                                    %            %             %
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                  $            $             $
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                                %            %             %
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                             %            %             %
===============================================================================================================
Ratio of net investment income to average net assets                            %            %             %
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                                         %            %             %
_______________________________________________________________________________________________________________
===============================================================================================================

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable products that invest in the fund.

If you wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact the insurance company that issued your variable product, or you may contact us at


BY MAIL:         Invesco Aim Distributors, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, TX 77046-1173

BY TELEPHONE:    (800) 410-4246

Because you cannot purchase shares of the fund directly, these documents have not been made available on our website.


You can also review and obtain copies of the fund's SAI, financial reports, the fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM V.I. Utilities Fund Series II
   SEC 1940 Act file number: 811-07452
----------------------------------------


invescoaim.com     I-VIUTI-PRO-2

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          AIM VARIABLE INSURANCE FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                                ----------------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO OF AIM VARIABLE INSURANCE FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. EACH FUND'S FINANCIAL STATEMENTS ARE INCORPORATED INTO THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO SUCH FUND'S MOST RECENT ANNUAL REPORT TO SHAREHOLDERS. YOU MAY OBTAIN, WITHOUT CHARGE, A COPY OF ANY PROSPECTUS AND/OR ANNUAL REPORT FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:


                         INVESCO AIM DISTRIBUTORS, INC.
                          11 GREENWAY PLAZA, SUITE 100
                            HOUSTON, TEXAS 77046-1173


                          OR BY CALLING (800) 410-4246

                                ----------------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2008, RELATES TO THE FOLLOWING PROSPECTUSES FOR THE SERIES I AND SERIES II SHARES OF EACH OF THE FOLLOWING FUNDS:



                     FUND                           DATED
------------------------------------------------   --------
AIM V.I. BASIC BALANCED FUND -         SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. BASIC VALUE FUND -            SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. CAPITAL APPRECIATION FUND -   SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. CAPITAL DEVELOPMENT FUND -    SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. CORE EQUITY FUND -            SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. DIVERSIFIED INCOME FUND -     SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. DYNAMICS FUND -               SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. FINANCIAL SERVICES FUND -     SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. GLOBAL HEALTH CARE FUND -     SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. GLOBAL REAL ESTATE FUND -     SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. GOVERNMENT SECURITIES FUND -  SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. HIGH YIELD FUND -             SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. INTERNATIONAL GROWTH FUND -   SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. LARGE CAP GROWTH FUND -       SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. LEISURE FUND -                SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. MID CAP CORE EQUITY FUND -    SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. MONEY MARKET FUND -           SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. SMALL CAP EQUITY FUND -       SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. TECHNOLOGY FUND -             SERIES I    05/01/08
                                       SERIES II   05/01/08
AIM V.I. UTILITIES FUND -              SERIES I    05/01/08
                                       SERIES II   05/01/08

                          AIM VARIABLE INSURANCE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                     PAGE
                                                                                                     ----
GENERAL INFORMATION ABOUT THE TRUST................................................................     1
   Fund History....................................................................................     1
   Shares of Beneficial Interest...................................................................     1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS...........................................     3
   Classification..................................................................................     3
   Investment Strategies and Risks.................................................................     3
      Equity Investments...........................................................................     3
      Foreign Investments..........................................................................     4
      Debt Investments.............................................................................     7
      Other Investments............................................................................    15
      Investment Techniques........................................................................    18
      Derivatives..................................................................................    25
      Additional Securities or Investment Techniques...............................................    31
   Diversification Requirements - AIM V.I. Money Market Fund.......................................    32
   Fund Policies for the V.I. Funds................................................................    32
      Temporary Defensive Positions (for V.I. Funds)...............................................    38
   Fund Policies for the VIF Funds.................................................................    38
      Temporary Defensive Positions (for VIF Funds)................................................    38
   Portfolio Turnover..............................................................................    38
   Policies and Procedures for Disclosure of Fund Holdings.........................................    38
      General Disclosures..........................................................................    38
      Selective Disclosures........................................................................    39

MANAGEMENT OF THE TRUST............................................................................    41
   Board of Trustees...............................................................................    41
   Management Information..........................................................................    41
      Trustee Ownership of Fund Shares.............................................................    44
   Compensation....................................................................................    44
      Retirement Plan For Trustees.................................................................    45
      Deferred Compensation Agreements.............................................................    45
   Code of Ethics..................................................................................    46
   Proxy Voting Policies...........................................................................    46

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES................................................    46

INVESTMENT ADVISORY AND OTHER SERVICES.............................................................    46
   Investment Advisor..............................................................................    46
   Investment Sub-Advisor..........................................................................    51
      Portfolio Managers...........................................................................    52
      Securities Lending Arrangements..............................................................    52
   Services Agreements.............................................................................    53
   Other Service Providers.........................................................................    53

BROKERAGE ALLOCATION AND OTHER PRACTICES...........................................................    54
   Brokerage Transactions..........................................................................    54
   Commissions.....................................................................................    55
   Broker Selection................................................................................    55
   Directed Brokerage (Research Services)..........................................................    58
   Regular Brokers.................................................................................    58
   Allocation of Portfolio Transactions............................................................    58
   Allocation of Equity Initial Public Offering ("IPO") Transactions...............................    59

                                                                                                     PAGE
                                                                                                     ----
PURCHASE AND REDEMPTION OF SHARES..................................................................    59
   Calculation of Net Asset Value..................................................................    60
   Redemptions In Kind.............................................................................    62
   Payments to Participating Insurance Companies and/or their Affiliates...........................    62

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS...........................................................    63
   Dividends and Distributions.....................................................................    63
   Tax Matters.....................................................................................    64

DISTRIBUTION OF SECURITIES.........................................................................    66
   Distribution Plan...............................................................................    66
   Distributor.....................................................................................    68

FINANCIAL STATEMENTS...............................................................................    68

PENDING LITIGATION.................................................................................    68

APPENDICES:

RATINGS OF DEBT SECURITIES.........................................................................   A-1

PERSONS TO WHOM INVESCO AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS.............   B-1

TRUSTEES AND OFFICERS..............................................................................   C-1

TRUSTEE AND OFFICER COMPENSATION TABLE.............................................................   D-1

PROXY POLICIES AND PROCEDURES......................................................................   E-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES................................................   F-1

MANAGEMENT FEES....................................................................................   G-1

PORTFOLIO MANAGERS.................................................................................   H-1

ADMINISTRATIVE SERVICES FEES.......................................................................   I-1

BROKERAGE COMMISSIONS..............................................................................   J-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS...   K-1

CERTAIN FINANCIAL INSTITUTIONS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS..........................   L-1

AMOUNTS PAID TO INVESCO AIM DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTIONS PLAN......................   M-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS......................................   N-1

PENDING LITIGATION.................................................................................   O-1

                       GENERAL INFORMATION ABOUT THE TRUST


FUND HISTORY


      AIM Variable Insurance Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of twenty separate portfolios: AIM V.I. Basic Balanced Fund (formerly known as AIM V.I. Balanced Fund), AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Real Estate Fund (formerly known as AIM V.I. Real Estate Fund and INVESCO VIF - Real Estate Opportunity Fund), AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, and AIM V.I. Small Cap Equity Fund (collectively, the " V.I. Funds"), and AIM V.I. Dynamics Fund (formerly known as INVESCO VIF - Dynamics Fund), AIM V.I. Financial Services Fund (formerly known as INVESCO VIF - Financial Services Fund), AIM V.I. Global Health Care Fund (formerly known as AIM V.I. Health Sciences Fund and INVESCO VIF - Health Sciences Fund), AIM V.I. Leisure Fund (formerly known as INVESCO VIF - Leisure Fund), , AIM V.I. Technology Fund (formerly known as INVESCO VIF - Technology Fund), and AIM V.I. Utilities Fund (formerly known as INVESCO VIF - Utilities Fund) (collectively, the " VIF Funds"). This Statement of Additional Information relates to the V.I. Funds and the VIF Funds (each a "Fund," and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005, as amended (the "Trust Agreement"), the Board of Trustees of the Trust (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


      The Trust was originally organized on January 22, 1993 as a Maryland corporation. On October 15, 1999, the following Funds acquired all the assets and assumed all the liabilities of the series portfolios of G.T. Global Variable Investment Trust and G.T. Global Variable Investment Series: AIM V.I. Global Growth and Income Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. International Equity Fund, AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund. The Trust reorganized as a Delaware business trust on May 1, 2000. All of the V.I. Funds, except AIM V.I. Basic Value Fund, AIM V.I. Global Real Estate Fund and AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund, and AIM V.I. Small Cap Equity Fund, were included in the reorganization. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 1, 2000 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Core Equity Fund commenced operations as a series of the Trust on September 10, 2001. AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund commenced operations as series of the Trust on September 1, 2003. AIM V.I. Core Equity Fund was known as AIM V.I. Growth and Income Fund, AIM V.I. International Growth Fund was known as AIM V.I. International Equity Fund, AIM V.I. Mid Cap Core Equity Fund was known as AIM V.I. Mid Cap Equity Fund. Prior to April 30, 2004, AIM V.I. Global Real Estate Fund and the VIF Funds were portfolios of INVESCO Variable Investment Funds, Inc., a Maryland corporation. Pursuant to an agreement and plan of reorganization, AIM V.I. Global Real Estate Fund and the VIF Funds became portfolios of the Trust. All historical financial and other information contained in this Statement of Additional Information for the periods prior to April 30, 2004, relating to AIM V.I. Global Real Estate Fund and the VIF Funds (or a class thereof) is that of its predecessor fund (or its corresponding class thereof).

SHARES OF BENEFICIAL INTEREST

      Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

      The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such

Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

      Each Fund offers Series I and Series II shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers two separate classes of shares: Series I shares and Series II shares. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

      The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or Series will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

      The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of variable annuity contracts and variable life insurance policies ("Contract Owners"), annuitants and beneficiaries. Fund shares held by a separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

      Each share of a Fund has generally the same voting, dividend, liquidation and other rights, however, each class of shares of a Fund is subject to different class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.


      Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Aim Advisors, Inc. ("Invesco Aim"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.


      Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

      The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, expenses for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

      SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

      The Trust is an open-end management investment company. Each of the Funds are "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS


      The tables on the following pages identify various securities and investment techniques used by Invesco Aim in managing the Funds. The tables have been marked to indicate those securities and investment techniques that Invesco Aim and/or the Sub-advisors (as defined herein) may use to manage a Fund. A Fund may not use all of these techniques at any one time. Invesco Aim may also invest in types of securities and may use investment techniques in managing the Funds, other than those described below, subject to the limitations imposed by a Fund's investment objectives, policies and restrictions described in that Fund's prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.


Equity Investments

      COMMON STOCK. Each Fund (except AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund and AIM V.I. Money Market Fund) may invest in common stock. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

      PREFERRED STOCK. Each Fund (except AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund) may invest in preferred stock. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which is a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      CONVERTIBLE SECURITIES. Each Fund (except AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund) may invest in convertible securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

      The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM V.I. International Growth Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issues.


      ALTERNATIVE ENTITY SECURITIES. Each Fund (except AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund) may invest in companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.


Foreign Investments

      FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities outside the United States. The term "foreign securities" includes securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations. For a discussion of ADRs and EDRs, please refer to subsection "Foreign Exchange Transaction - ADRs and EDRs below.


      Each Fund may invest in foreign securities as described in the Prospectus. Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below; in addition to those accompanying an investment in U.S. issued securities. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below, as well as the risks set forth under "Description of the Funds and Their Investments - Investment Strategies and Risks - Foreign Investments - ADR and EDRs."


      Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

      Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, and developments, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

      Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

      Market Risk. The securities markets in many of the countries in which the Funds invest often have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


      Risks of Developing Countries. Each Fund (excluding AIM V.I. Money Market
Fund) may invest up to 5%, except that AIM V.I. Technology Fund may invest up to 10%, AIM V.I. High Yield Fund and AIM V.I. Diversified Income Fund may invest up to 15% and AIM V.I. International Growth Fund, and AIM V.I. Global Health Care Fund and AIM V.I. Global Real Estate Fund may invest up to 20% of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in developing markets countries; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments.



      FOREIGN GOVERNMENT OBLIGATIONS. Each Fund (other than AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Large Cap Growth Fund and AIM V.I. Mid Cap Core Equity Fund) may invest in debt securities of foreign governments. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds," though, there are other types of foreign government obligations meeting this definition that are not Brady Bonds.


      FOREIGN EXCHANGE TRANSACTIONS. Each Fund (except AIM V.I. Money Market
Fund) has authority to deal in foreign exchange transactions between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. AIM V.I. Diversified Income Fund may also invest in foreign exchange transactions using futures or forward contracts for other than hedging purposes to enhance returns. A Fund may commit the same percentage of its assets to foreign exchange transactions as it can invest in foreign securities.



      Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts. Foreign exchange transactions also include transactions conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the relevant foreign currency exchange markets.


      The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. There can be no guarantee that these investments will be successful. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.


      ADRs AND EDRs. Each Fund may invest in ADRs and EDRs. ADRs are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. EDRs are similar to ADRs, except they are typically issued by European banks or trust companies.

Debt Investments






      INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund (except AIM V.I. Government Securities Fund) may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its portfolio managers may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.



      LIQUID ASSETS. Each Fund may investment in liquid assets. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, banker's acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments and municipal obligations).



      JUNK BONDS. AIM V.I. Diversified Income Fund, AIM V.I. Global Real Estate fund and AIM V.I. High Yield Fund may invest in junk bonds. AIM V.I. Global Real Estate Fund may invest up to 10% of its total assets in lower-rated or non-rated debt securities commonly known as junk bonds.


      Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal. While they may provide greater income and opportunity for gain, junk bonds are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities.

      Issuers of junk bonds are often highly leveraged, and may lack more traditional methods of financing. The risk of issuer default on junk bonds is generally higher because such issues are often unsecured or otherwise subordinated to claims of the issuer's other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery.

      Junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to real or perceived adverse economic conditions and individual corporate developments (including industry competition and adverse publicity), than those of higher-rated debt securities, which can decrease the liquidity and values of junk bonds. During such periods of recession and economic downturns, highly leveraged junk bond issuers may experience financial stress and may lack sufficient revenues to meet interest payment obligations, increasing the risk of default. In addition, new laws and proposed new laws may adversely impact the market for junk bonds.

      A Fund may have difficulty selling certain junk bonds at the desired time and price. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could adversely affect and cause large fluctuations in the net asset value of that Fund's shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets.




      Descriptions of debt securities ratings are found in Appendix A.





      U.S. GOVERNMENT OBLIGATIONS. Each Fund (except AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. International

Growth Fund and AIM V.I. Mid Cap Core Equity Fund) may invest in U.S. Government obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the former Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default and a Fund held securities of such issuer, it might not be able to recover their investments from the U.S. Government.



      RULE 2a-7 REQUIREMENTS. Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs (as defined below) in one of the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities may also include unrated securities determined by Invesco Aim (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. If an unrated security is subject to a guarantee, to be an Eligible Security, the guarantee generally must have received a rating from an NRSRO in one of the two highest short-term rating categories or be issued by a guarantor that has received a rating from an NRSRO in one of the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Since AIM V.I. Money Market Fund may invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect their share price. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Fund acquires the security, that NRSRO.



      AIM V.I. Money Market Fund will limit investments in money market obligations to those which are denominated in U.S. dollars and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Briefly, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by the NRSRO, or if unrated, are determined by Invesco Aim, the Fund's investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. Government securities.


      FOREIGN BANK OBLIGATIONS. AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund, AIM V.I. High Yield and AIM V.I. Money Market Fund may invest in foreign bank obligations. To the extent that a Fund has the ability to invest in foreign Bank Obligations, the Fund may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks. AIM V.I. Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 50% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.

      MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund, AIM V.I. Dynamics Fund, AIM V.I. Financial Services Fund, AIM V.I. Global Health Care Fund, AIM V.I. Global Real Estate Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. Leisure Fund, AIM V.I. Technology Fund and AIM V.I. Utilities Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

      Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

      If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

      COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund and AIM V.I. Global Real Estate Fund may invest in CMOs. The Funds can also invest in mortgage-backed bonds and asset-backed securities. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

      In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., Series A, B, C, and Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C, and Z. The Series A, B, and C Bonds all bear current interest. Interest on Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

      CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by the Funds, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Fund's diversification tests.

      FHLMC CMOs. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC Participation Certificates, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

      Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

      Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.


      BANK INSTRUMENTS. AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Health Care Fund, AIM V.I. Global Real Estate Fund and AIM V.I. Money Market Fund may invest in certificates of deposits, time deposits, and bankers' acceptances from U.S. or foreign banks. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.


      AIM V.I. Global Real Estate Fund and AIM V.I. Money Market Fund may invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks. Accordingly, an investment in a Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

      LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS. AIM V.I. High Yield Fund may invest, subject to an overall 15% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates, suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

      When the fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.


      COMMERCIAL INSTRUMENTS. AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Real Estate Fund, AIM V.I. High Yield and AIM V.I. Money Market Fund may invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the applicable quality criteria. The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. All variable rate master demand notes acquired by AIM V.I. Money Market Fund will be payable within a prescribed notice period not to exceed seven days.



      PARTICIPATION INTERESTS. AIM V.I. Global Real Estate and AIM V.I. Money Market Fund may purchase participations in corporate loans. Participation interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation interest (a "Participant"). The purchase of a participation interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company (the "Borrower"). The Fund generally will have no right directly to enforce compliance by the Borrower with the terms of the credit agreement. Instead, the Funds will be required to rely on the Lender or the Participant that sold the participation interest both for the enforcement of the Funds' rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. Under the terms of a participation interest, the Fund may be regarded as a member of the Participant and thus the Fund is subject to the credit risk of both the Borrower and a Participant. Participation interests are generally subject to restrictions on resale. The Funds consider participation interests to be illiquid and therefore subject to the Funds' percentage limitations for investments in illiquid securities.



      MUNICIPAL SECURITIES. AIM V.I. Diversified Income Fund, AIM V.I. Global Real Estate Fund, AIM V.I. High Yield Fund and AIM V.I. Money Market Fund may invest in "Municipal Securities," which include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.


      Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters."

      The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

      Municipal Securities also include the following securities:

      - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long term debt obligations or bonds.

      - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

      - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

      - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

      The Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.


      Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but Invesco Aim will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

      Quality Standards. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's, S&P, and Fitch Investors Service, Inc. ("Fitch") appears herein under "Appendix A - Ratings of Debt Securities."

      At least 80% of AIM Municipal Bond Fund's total assets will be invested in municipal securities rated within the four highest ratings for municipal obligations by Moody's (Aaa, Aa, A, or Baa), S&P (AAA, AA, A, or BBB), or have received a comparable rating from another NRSRO. The Fund may invest up to 20% of its total assets in municipal securities that are rated below Baa/BBB (or a comparable rating of any other NRSRO) or that are unrated. For purposes of the foregoing percentage limitations, municipal securities (i) which have been collateralized with U.S. Government obligations held in escrow until the municipal securities' scheduled redemption date or final maturity, but (ii) which have not been rated by a NRSRO subsequent to the date of escrow collateralization, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

      If a Fund invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.

      The Funds may invest in securities which are insured by financial insurance companies. Because a limited number of entities provide such insurance, a Fund may invest more than 25% of its assets in securities insured by the same insurance company.

      Other Considerations. The ability of a Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which a Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

      There is a risk that some or all of the interest received by a Fund from Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS").

      The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Generally, the yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Trust. The market values of the Municipal Securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.

      MUNICIPAL LEASE OBLIGATIONS. AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Real Estate Fund, AIM V.I. High Yield and AIM V.I. Money Market Fund may purchase municipal lease obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases for exempt from federal income taxes. Consistent with its investment objective, a Fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

      PARTICIPATION NOTES. AIM V.I. Global Real Estate Fund may purchase participation notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies. The performance results of participated notes will not replicate exactly the performance of the foreign companies that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and a Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying foreign shares. Participation notes involve transaction costs. Participation notes may be illiquid and therefore subject to a Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

      A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions with that counterparty would exceed 5% of the Fund's net assets determined on the date the Participation not is entered into.




Other Investments

      REAL ESTATE INVESTMENT TRUSTS ("REITs"). To the extent consistent with its investment objective, each Fund (except AIM V.I. Global Real Estate Fund) may invest up to 15% of its total assets in equity and/or debt securities issued by REITs. AIM V.I. Global Real Estate Fund may invest all of its total assets in equity and/or debt securities issued by REITs.


      REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.





      To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

      REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs generally invest a majority of their assets in income-producing real estate properties in order to generate cash flow from rental income and a gradual asset appreciation. The income-producing real estate properties in which equity REITs invest typically include properties such as office, retail, industrial, hotel and apartment buildings, self storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments on the mortgages. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. The Fund will invest primarily in equity REITs, but may invest up to 10% of its total assets in any combination of mortgage REITs and hybrid REITs.

      REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. The Fund may invest in both publicly and privately traded REITs.

      The Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

      In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

      OTHER INVESTMENT COMPANIES. Each Fund may purchase shares of other investment companies. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds").

      With respect to a Fund's purchase of shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

      EXCHANGE-TRADED FUNDS. Each Fund may purchase shares of exchange-traded funds ("ETFs"). Most ETFs are registered under the 1940 Act as investment companies. Therefore, a Fund's purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed above under "Other Investment Companies."

      ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

      Investments in ETFs involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF's shares may be halted if the listing exchange's officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Finally there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF to replicate (i) a particular index or basket will replicate such index or basket, or (ii) a commodity or currency will replicate the prices of such commodity or currency.



      DEFAULTED SECURITIES. AIM V.I. Diversified Income Fund, AIM V.I. Global Real Estate Fund and AIM V.I. High Yield Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by a Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless Invesco Aim determines that such defaulted securities are liquid under guidelines adopted by the Board.



      VARIABLE OR FLOATING RATE INSTRUMENTS. AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Real Estate Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield and AIM V.I. Money Market Fund may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Funds.



      INDEXED SECURITIES. AIM V.I. Diversified Income Fund, AIM V.I. Global Real Estate Fund and AIM V.I. High Yield Fund may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.



      ZERO-COUPON AND PAY-IN-KIND SECURITIES. To the extent consistent with its investment objective, AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund, AIM V.I. Dynamics Fund, AIM V.I. Financial Services Fund, AIM V.I. Global Health Care Fund, AIM V.I. Global Real Estate Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. Leisure Fund, AIM V.I. Technology Fund and AIM V.I. Utilities Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, the Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

      DELAYED DELIVERY TRANSACTIONS. Each Fund may engage in delayed delivery transactions. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery transactions will not be used as a speculative or leverage technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

      AIM V.I. Government Securities Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.


      WHEN-ISSUED SECURITIES. Each Fund may purchase when-issued securities. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.


      Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

      Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued commitment. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

      SHORT SALES. Each Fund (except AIM V.I. Money Market Fund) intends from time to time to sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of such Fund, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until a Fund delivers to such broker-dealer the securities sold short. In addition, a Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short and may have to pay a premium to borrow the securities.

      To secure its obligation to deliver to such broker-dealer the securities sold short, a Fund may be required to deposit cash or liquid securities with the broker in addition to the proceeds from the short sale to meet necessary margin requirements. In addition, a Fund will place in a segregated account with such Fund's custodian an amount of cash or liquid securities equal to the difference, if any, between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. As a result of these requirements, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the retained proceeds of sale. The amounts deposited with the broker-dealer or segregated as described above do not have the effect of limiting the amount of money that the Fund may lose on a short sale.

      A Fund is said to have a short position in the securities sold short until it delivers to the broker-dealer the securities sold short, at which time such Fund receives the proceeds of the sale. A Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

      A Fund will realize a gain if the price of a security declines between the date of the short sale and the date on which such Fund purchases a security to replace the borrowed security. On the other hand, a Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that a Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of a Fund's investment in the security. For example, if a Fund purchases a $10 security, potential loss is limited to $10; however, if a Fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

      A Fund may also make short sales "against the box," meaning that at all times when a short position is open a Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short "against the box", a Fund will segregate with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for an equal amount of such securities. Open short positions (established by AIM V.I. Diversified Income Fund) using futures or forward currency contracts are not deemed to constitute selling securities short. Short sales "against the box" result in a "constructive sale" and require a Fund to recognize any taxable gain unless an exception to the constructive sale rule applies.

      AIM V.I. Global Real Estate Fund is permitted and intends from time to time to effect short sales that are not "against the box." In a short sale that is not "against the box", AIM V.I. Global Real Estate Fund does not own the security borrowed. To secure its obligation to deliver to such broker-dealer the securities sold short, AIM V.I. Global Real Estate Fund must segregate an amount of cash or liquid securities equal to the difference between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (including the proceeds of the short sale). As a result of these requirements, AIM V.I. Global Real Estate Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or liquid securities.

      The amounts deposited with the broker or segregated, as described above, do not have the effect of limiting the amount of money that the Funds may lose on a short sale. In a short sale that is not "against the box", AIM V.I. Global Real Estate Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

      In a short sale that is not "against the box", AIM V.I. Global Real Estate Fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales that are not "against the box" differ from those that could arise from a cash investment in a security in that losses from short sales that are not "against the box" may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, potential loss is limited to $10; however, if the Fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

      In addition to enabling the Funds to hedge against market risk, short sales and short sales "against the box" may afford a Fund an opportunity to earn additional current income to the extent a Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period a Fund's short positions remain open. There is no assurance that a Fund will be able to enter into such arrangements.

      MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions and short sales will not be considered the purchase of a security on margin.


      SWAP AGREEMENTS. Each Fund (except AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund) may enter into swap agreements to hedge against fluctuations in the price of portfolio securities, to enhance total return or to attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated based on a notional amount. The notional amount is a predetermined amount which is used to calculate the exchanged amounts of a particular instrument. For example, an interest rate swap would multiply each interest rate to be swapped against a notional principal amount to determine the amount of each party's payment. Swaps are generally governed by a single master agreement for each counterparty. The agreements may allow for netting of the counterparties' obligations on specific transactions in which case a Fund's obligation or rights will be the net amount owed to or by the counterparty.


      Commonly used swap agreements include:

      -     credit default swaps ("CDS") (which are described below),

      - interest rate swaps (the parties exchange a floating rate payment for a fixed rate payment),

      - currency swaps (the parties exchange a U.S. dollar-denominated payment for a payment denominated in a different currency),

      - index swaps (the parties exchange a payment tied to the price of one index for a payment tied to the price of another index),

      - total return swaps (the parties exchange a fixed payment for the total return of a reference security, investment or index), and

      - swaptions (an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date).

      A Fund's current obligations under a swap agreement will be accrued daily (on a net basis), and the Fund will maintain cash or liquid assets in an amount equal to amounts owed to a swap counterparty less the value of any collateral segregated to secure the swap counterparty. A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the swap agreements with that counterparty would exceed 5% of the Fund's net assets determined on the date the transaction is entered into.

      The use of swap agreements by a Fund entails certain risks. Swaps may be subject to liquidity risk, which exists when a particular swap is difficult to sell or liquidate. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Swaps may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash instruments. Swap counterparties may default on their obligations. Interest rate and currency swaps could result in losses if interest rate or currency changes are not correctly anticipated by the Fund. Total return swaps could result in losses if the reference index, security or investments do not perform as anticipated by the Fund.


      Although this will not guarantee that the counterparty does not default, the Fund will not enter into a transaction with any counterparty that Invesco Aim and/or the Sub-Advisors believe does not have the financial resources to honor its obligation under the transaction. Further, Invesco Aim will monitor the financial stability of a counterparty to a transaction in an effort to protect the Fund's investments. Where the obligations of the counterparty are guaranteed, Invesco Aim monitors the financial stability of the guarantor instead of the counterparty. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."



      Credit Default Swaps. AIM V.I. Basic Balanced Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Real Estate Fund and AIM V.I. High Yield Fund may enter into a CDS. A CDS is an agreement between two parties pursuant to which one party agrees to make one or more payments to the other, while the other party would assume the risk of a referenced debt obligation in the event of default. CDS may be direct ("unfunded swaps") or indirect in the form of a structured note ("funded swaps"). Unfunded and funded credit default swaps may be on a single security or packaged as a basket of CDS. A Fund may buy a CDS ("buy credit protection") in which it pays a fixed payment over the life of the swap in exchange for a counterparty taking on the risk of default of a referenced debt obligation ("Reference Entity"). Alternatively, the Fund may sell a CDS ("sell protection") in which it will receive a fixed payment in exchange for taking on the credit risk of the Reference Entity. An investment in a CDS may cause the portfolio performance to be more or less volatile.


      CDS agreements are typically individually negotiated and structured. CDS agreements may be entered into for investment or hedging purposes. The Fund may enter into CDS to create direct or synthetic long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.

      As a buyer of a CDS, the Fund would pay a fixed spread over the life of the agreement to the seller of the CDS. If an event of default occurs, the fixed payment stream would cease, the Fund would deliver defaulted bonds to the seller and the seller would pay the full notional value, or the "par value," of the reference obligation to the Fund. The Fund may already own the reference bonds or may purchase a deliverable bond in the market. Alternatively, the two counterparties may agree to cash settlement. If no event of default occurs, the Fund pays the fixed stream of cash flows to the seller, and no other exchange occurs.

      As a seller of a CDS, the Fund would receive a fixed payment stream. If an event of default occurs, the fixed payment stream stops, the Fund would pay the buyer par, and, in return, the Fund would receive deliverable bonds. Alternatively, if cash settlement is elected, the Fund would pay the buyer par less the market value of the referenced bonds. If no event of default occurs, the Fund receives the cash flow payment over the life of the agreement.

      Risks of a CDS include the risk that a counterparty may default on amounts owed to the Fund, basis risk (risk that the price of a derivative used to hedge or reflect an underlying bond behaves differently than the price of that bond), liquidity risk and market risk.

      Credit Derivatives may create covered or uncovered exposure to the Funds. The Fund generally will employ a strategy of setting aside liquid assets to cover any potential obligation. This strategy would be employed to avoid multiplying a Fund's economic exposure and would limit risks of leveraging. For example, the Fund may sell protection on a Reference Entity bearing the risk of delivering par to the counterparty. The Fund would set aside liquid assets, marked to the market daily, to cover this potential obligation.


      CDS Options. A Fund may additionally enter into CDS option transactions which grant the holder the right, but not the obligation, to enter into a credit default swap at a specified future date and under specified terms in exchange for a purchase price ("premium"). The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."



      INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other funds advised by Invesco Aim (the "AIM Funds") and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.



      BORROWING. The Funds may borrow money, except as described below, to the extent permitted under the 1940 Act Laws, Interpretations and Exemptions. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. AIM V.I. High Yield Fund, AIM V.I. Diversified Income Fund and AIM V.I. Government Securities Fund may also borrow money to purchase additional securities when the Advisor deems it advantageous to do so. A Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

      If there are unusually heavy redemptions because of changes in interest rates or Fund performance, or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of its portfolio securities less likely. Additionally, the ability of AIM V.I. High Yield Fund, AIM V.I. Diversified Income Fund and AIM V.I. Government Securities Fund to borrow money for leverage may permit these Funds to access new issuances of securities or assume a defensive strategy in response to an increase in the spread between the bid and ask prices of portfolio securities during specific market events, or settle portfolio transactions.



      The Funds may borrow from a bank, broker-dealer, or an AIM Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their respective accounts with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their respective accounts so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate.


      LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

      A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly, or in the event of a default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

      Any cash received as collateral for loaned securities will be invested, in accordance with a Fund's investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset.

      REPURCHASE AGREEMENTS. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

      If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.


      REVERSE REPURCHASE AGREEMENTS. Each Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.


      DOLLAR ROLLS. AIM V.I. Basic Balanced Fund, AIM V.I. Dividend Income Fund and AIM V.I. Government Securities Fund may invest in dollar roll transactions. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are repurchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

      Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions on mortgage securities to enhance the Fund's return either on an income or total return basis or to manage prepayment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.


      ILLIQUID SECURITIES. Each Fund (except AIM V.I. Money Market Fund) may invest up to 15% of its net assets in securities that are illiquid. AIM V.I. Money Market Fund may invest up to 10% of its net assets in securities that are illiquid, including repurchase agreements with, in the absence of certain demand features, remaining maturities in excess of seven (7) days. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.



         Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


      RULE 144A SECURITIES. Each Fund may invest in Rule 144A securities. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Invesco Aim, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination Invesco Aim will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, Invesco Aim could consider the (i) frequency of trades and quotes;
(ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Invesco Aim will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, Invesco Aimdetermines that a Rule 144A security is no longer liquid, Invesco Aimwill review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.



      UNSEASONED ISSUERS. Each Fund (except AIM V.I. Money Market Fund) may invest in the securities of unseasoned issuers. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.


Derivatives


      To the extent a Fund has the ability to invest in Derivatives, the Fund may invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts. The Funds may, as applicable, invest in such instruments to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments, and to increase the Fund's return. AIM V.I. Diversified Income Fund may also invest in futures and forward currency contracts for non-hedging purposes with the goal of enhancing returns. The Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. AIM V.I. Diversified Income Fund and AIM V.I. High Yield Fund may also invest in fixed-rate certificates ("TRAINS") that represent fractional undivided interests in the assets of a Targeted Return Index Securities Trust. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).


      BUNDLED SECURITIES. In lieu of investing directly in securities appropriate for AIM V.I. Diversified Income Fund and AIM V.I. High Yield Fund, the Funds may from time to time invest in trust certificates (such as TRAINS) or similar instruments representing a fractional undivided interest in an underlying pool of such appropriate securities. The Funds will be permitted at any time to exchange such certificates for the underlying securities evidenced by such certificates. To that extent, such certificates are generally subject to the same risks as the underlying securities. The Funds will examine the characteristics of the underlying securities for compliance with most investment criteria but will determine liquidity with reference to the certificates themselves. To the extent that such certificates involve interest rate swaps or other derivative devices, a Fund may invest in such certificates if the Fund is permitted to engage in interest rate swaps or other such derivative devices.


      PUT AND CALL OPTIONS. Each Fund (except for AIM V.I. Money Market Fund) may purchase and sell put and call options. A call option gives the purchaser the right to buy the underlying security, futures contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, futures contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, futures contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, futures contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

      A Fund (except for AIM V.I. Diversified Income Fund) will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets.

      Pursuant to federal securities rules and regulations, a Fund's use of options may require that Fund to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

      Writing Options. Each Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, futures contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such security or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, futures contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the underling security, futures contract, or foreign currency decline.

      A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, futures contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

      If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset to the extent of the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to receive for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

      Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, futures contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, futures contract or currency with either a different exercise price or expiration date, or both.

      Purchasing Options. Each Fund may purchase a call option for the purpose of acquiring the underlying security, futures contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, futures contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, futures contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, futures contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

      A Fund may, in some cases, only purchase a put option on an underlying security, futures contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, futures contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, futures contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, futures contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, futures contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, futures contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

      Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer which would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

      The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

      Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

      STRADDLES. Each Fund (except AIM V.I. Money Market Fund) may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


      WARRANTS. Each Fund (except AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund) may participate in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.



      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Each Fund may engage in forward currency transactions in anticipation of, or to protect itself against fluctuations in exchange rates ("hedging"). A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.


      A Fund, other than AIM V.I. Diversified Income Fund, will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices. AIM V.I. Diversified Income Fund may enter into futures contracts for both hedging and non-hedging purposes.

      The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.


      Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail in the section "Cover."



      The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to each Fund.





      Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

      "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

      Subsequent payments, called "variation margin," from and to the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

      If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

      OPTIONS ON FUTURES CONTRACTS. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, and price as agreed upon by the parties at the time the contract is entered. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract at the time the contract is entered. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.


      Each Fund (except AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund) may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates ("hedged"). AIM V.I. Diversified Income Fund may also engage in forward currency transactions for non-hedging purposes. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

      The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

      Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

      COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

      Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

      Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.


      (1) Successful use of hedging and non-hedging transactions depends upon Invesco Aim's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco Aim and/or the Sub-Advisor are experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.


      (2) In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.


      (4) Non-hedging transactions present greater profit potential but also involve increased risk relative to hedging transactions. For example, a Fund may purchase a given foreign currency through a future contract if, in the judgment of Invesco Aim, the value of such currency is expected to rise relative to another currency. Conversely, a Fund may sell the currency through a forward contract if Invesco Aim believes that its value will decline relative to another currency.


      (5) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

      (6) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

      (7) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques


      TAXABLE MUNICIPAL SECURITIES. AIM V.I. Global Real Estate fund may invest in taxable municipal securities. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.


      INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE FUNDS/ADVISORS. The Funds may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Funds will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

DIVERSIFICATION REQUIREMENTS - AIM V.I. MONEY MARKET FUND

      As a money market fund, AIM V.I. Money Market Fund is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to securities with demand features or guarantees.

      The issuer diversification requirement provides that the Fund may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal of an interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the securities secures repayment of such securities.

      The diversification requirement applicable to securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Fund may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Fund to sell a security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security).

FUND POLICIES FOR THE V.I. FUNDS

      FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions, except AIM V.I. Global Real Estate Fund is not subject to restriction (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Consistent with applicable law and unless otherwise provided, all percentage limitations apply at the time of purchase.

      (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions;

      (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions;

      (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933;

      (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM V.I. Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security;

      AIM V.I. Global Real Estate Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies.

      (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or in investing in securities that are secured by real estate or interests therein;

      (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

      (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests; and

      (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.

      The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds have this flexibility, the Board has adopted non-fundamental restrictions for the Funds relating to certain of these restrictions which Invesco Aim and, when applicable, the Sub-advisors must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

      NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to all of the Funds, except AIM V.I. Global Real Estate Fund is not subject to restriction (3). They may be changed for any Fund without approval of that Fund's voting securities.

      (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM V.I. Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Fund. The Fund may not borrow for leveraging except that AIM V.I. High Yield Fund,

AIM V.I. Diversified Income Fund and AIM V.I. Government Securities Fund may borrow from banks for leveraging in an amount not exceeding 5% of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made. The Fund may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

      (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

      (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

      (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may currently not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

      (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      For purposes of AIM V.I. Global Real Estate Fund's fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs and other real estate operating companies that own property, or that make short-term construction and development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.

      The Funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Funds will interpret the restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund's investment objectives and general investment policies (as stated in the Funds' prospectuses and applicable herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Funds to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Funds' prospectuses and applicable herein.

Temporary Defensive Positions (for V.I. Funds)

      In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

FUND POLICIES FOR THE VIF FUNDS

      FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions, except AIM V.I. Financial Services Fund is not subject to restriction (1). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Consistent with applicable law and unless otherwise provided, all percentage limitations apply at the time of purchase.

      (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions;

      (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions;

      (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933;

      (4) AIM V.I. Dynamics Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security. AIM V.I. Financial Services Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in financial services-related industries. AIM V.I. Global Health Care Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in health care industries. AIM V.I. Leisure Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in leisure-related industries. AIM V.I. Technology Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in technology-related industries. AIM V.I. Utilities Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in utilities-related industries;

      (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

      (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

      (7) The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests; and

      (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

      The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds have this flexibility, the Board has adopted non-fundamental restrictions for the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

      NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental restrictions apply to all of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

      (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.

      (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers, or an AIM Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Fund are outstanding.

      (3) In complying with the fundamental restriction regarding industry concentration, AIM V.I. Dynamics Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry. For purposes of AIM V.I. Financial Services Fund's fundamental investment restriction regarding industry concentration, an issuer will be considered to be engaged in a financial services-related industry if (1) at least 50% of its gross income or its net sales are derived from activities in financial services-related industries; (2) at least 50% of its assets are devoted to producing revenues in financial services-related industries; or (3) based on other available information, the Fund's portfolio manager(s) determines that its primary business is within financial services-related industries. For purposes of AIM V.I. Global Health Care Fund's fundamental investment restriction regarding industry concentration, an issuer will be considered to be engaged in health care industries if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, AIM determines that its primary business is within the health care industry. For purposes of AIM V.I. Leisure Fund's fundamental investment restriction regarding industry concentration, an issuer will be considered to be in the leisure industry if (1) at least 50% of its gross income or its net sales are derived from products or services related to the leisure activities of individuals; (2) at least 50% of its assets are devoted to producing revenues through products or services related to the leisure activities of individuals; or (3) based on other available information, the Fund's portfolio manager(s) determines that its primary business is in products or services related to leisure activities of individuals. For purposes of AIM V.I. Technology Fund's fundamental investment restriction regarding industry concentration an issuer will be considered to be engaged in a technology-related industry if (1) at least 50% of its gross income or its net sales are derived from activities in technology-related industries;
(2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund's portfolio manager(s) determines that its primary business is within technology-related industries. For purposes of AIM V.I. Utilities Fund's fundamental investment restriction regarding industry concentration an issuer will be considered to be engaged in a utilities-related industry if (1) at least 50% of its gross income or its net sales are derived from activities in utilities-related industries; (2) at least 50% of its assets are devoted to producing revenues in utilities-related industries; or (3) based on other available information, the Fund's portfolio manager(s) determines that its primary business is within utilities-related industries.

      (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

      (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Fund.

      (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

      The Funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, as is the case with the other AIM Funds that currently have the proposed restriction regarding purchasing and selling physical commodities, the Funds will interpret the proposed restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund's investment objectives and general investment policies (as stated in the Funds' prospectuses and applicable Statement of Additional Information), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Funds to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Funds' prospectuses and applicable Statement of Additional Information.

      In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

      Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the

Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

Temporary Defensive Positions (for VIF Funds)

      When securities markets or economic conditions are unfavorable to unsettled, the Advisor and/or Sub-Advisor, where applicable, might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so.




PORTFOLIO TURNOVER


      For the fiscal years ended December 31, 2007 and 2006, the portfolio turnover rates for each Fund are presented in the table below. Unless otherwise indicated, variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions and/or changes in AIM's investment outlook.



            FUND NAME                 2007   2006
-----------------------------------   ----   ----
AIM V.I. Basic Balanced Fund                  44%

AIM V.I. Basic Value Fund                     15%

AIM V.I. Capital Appreciation Fund           120%

AIM V.I. Capital Development Fund            119%

AIM V.I. Core Equity Fund                     45%

AIM V.I. Diversified Income Fund              78%

AIM V.I. Dynamics Fund                       142%

AIM V.I. Financial Services Fund              14%

AIM V.I. Global Health Care Fund              79%

AIM V.I. Global Real Estate Fund(1)           84%

AIM V.I. Government Securities Fund           89%

AIM V.I. High Yield Fund                     135%

AIM V.I. International Growth Fund            34%

AIM V.I. Large Cap Growth Fund                76%

AIM V.I. Leisure Fund                         14%

AIM V.I. Mid Cap Core Equity Fund             83%

AIM V.I. Small Cap Equity Fund                52%

AIM V.I. Technology Fund                     116%

AIM V.I. Utilities Fund                       38%


-----------------
(1) The increase in the portfolio turnover rate for this Fund was due to a result of changes to the fund's investment objective and strategies, effective July 3, 2006.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND HOLDINGS

      The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings (the "Holdings Disclosure Policy"). Non-public holdings information may not be disclosed except in compliance with the Holdings Disclosure Policy.

      General Disclosures


      The Holdings Disclosure Policy permits Invesco Aim to publicly release certain portfolio holdings information of the Funds from time to time. The Funds sell their shares to life insurance companies and their separate accounts to fund interests in variable annuity and variable life insurance policies issued by such companies, but not directly to the public. Accordingly, the Policy authorizes

Invesco Aim to disclose, pursuant to the following table, the Funds' portfolio holdings information on a non-selective basis to all insurance companies whose variable annuity and variable life insurance separate accounts invest in the Funds and with which the Funds have entered into participation agreements ("Insurance Companies") and Invesco Aim has entered into a nondisclosure agreement:


              DISCLOSURE                           DATE AVAILABLE/LAG
--------------------------------------   --------------------------------------
Month-end top ten holdings               Available 10 days after month-end
                                         (Holdings as of June 30 available July
                                         10)

Calendar quarter-end complete holdings   Available 25 days after calendar
                                         quarter-end (Holdings as of June 30
                                         available July 25)

Fiscal quarter-end complete holdings     Available 55 days after fiscal
                                         quarter-end (Holdings as of June 30
                                         available August 24)

      Selective Disclosures


      SELECTIVE DISCLOSURE - TO INSURANCE COMPANIES. The Policy permits Invesco Aimto disclose Fund Portfolio Holdings Information to Insurance Companies, upon request/on a selective basis, up to five days prior to the scheduled release dates of such information to allow the Insurance Companies to post the information on their websites at approximately the same time that Invesco Aim posts the same information. The Policy incorporates the Board's determination that selectively disclosing portfolio holdings information to facilitate an Insurance Company's dissemination of the information on its website is a legitimate business purpose of the Funds. Insurance Companies that wish to receive such portfolio holdings information in advance must sign a non-disclosure agreement requiring them to maintain the confidentiality of the information until the later of five business days or the scheduled release dates and to refrain from using that information to execute transactions in securities. Invesco Aimdoes not post the portfolio holdings of the Funds to its website. Not all insurance companies that receive Fund portfolio holdings information provide such information on their websites. To obtain information about Fund portfolio holdings, please contact the life insurance company that issued your variable annuity or variable life insurance policy.



      SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of Invesco Aim and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of Invesco Aim Management Group Inc. ("Invesco AimManagement") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and address any perceived conflicts of interest between shareholders of such Fund and Invesco Aimor its affiliates as part of granting its approval.



      The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco Aimand the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco Aimprovides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and Invesco Aimor its affiliates brought to the Board's attention by Invesco Aim.



      Invesco Aimdiscloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:


      -     Attorneys and accountants;

      -     Securities lending agents;

      -     Lenders to the AIM Funds;

      -     Rating and rankings agencies;

      -     Persons assisting in the voting of proxies;

      -     AIM Funds' custodians;

      - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

      - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);

      -     Financial printers;

      - Brokers identified by the AIM Funds' portfolio management team who provide execution and research services to the team; and

      - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.


      In many cases, Invesco Aimwill disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco Aimhas entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-Disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom Invesco Aim provides non-public portfolio holdings on an ongoing basis.



      Invesco Aim will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco Aim and its affiliates or the Funds.



      The Holdings Disclosure Policy provides that AIM will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco Aim or one of its affiliates) for the selective disclosure of portfolio holdings information.



      DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. Invesco Aim and its affiliates that provide services to the Funds, and the Funds' subadvisors, if applicable, and each of their employees may receive or have access to portfolio holdings as part of the day-to-day operations of the Funds.



      From time to time, employees of Invesco Aim and its affiliates may express their views orally or in writing on one or more of the Funds' portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund's most recent quarter-end and therefore may not be reflected on the list of the Fund's most recent quarter-end portfolio holdings. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds. The nature and content of the views and statements provided to each of these persons may differ.



      From time to time, employees of Invesco Aim and its affiliates also may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Invesco Aim may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund's portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.


      DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of Invesco Aim and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds' portfolio securities. Invesco Aim does not enter into formal Non-Disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco Aim believed was misusing the disclosed information.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

      The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust. The Trustees, among other things, approve the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds' investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers, and approving the terms of their contracts with the Funds. On an ongoing basis, the Trustees exercise general oversight of these service providers.


      Certain trustees and officers of the Trust are affiliated with Invesco Aim and Invesco Aim Management, the parent corporation of Invesco Aim. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


MANAGEMENT INFORMATION

      The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix C.

      The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation, Distribution and Proxy Oversight Committee and the Special Market Timing Litigation Committee (the "Committees").


      The members of the Audit Committee are James T. Bunch (Vice Chair), Bruce
L. Crockett, Lewis F. Pennock, Raymond Stickel, Jr. (Chair)and Dr. Larry Soll (Vice Chair). The Audit Committee's primary purposes are to: (i) oversee qualifications and performance of the independent registered public accountant;
(ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act, (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds' independent registered public accountants to the Funds' investment adviser and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Funds' audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR;
(viii) review the process for preparation and review of the Funds' shareholder reports; (ix) review certain tax procedures maintained by the Funds; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Funds; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Funds who are employees or former employees of the independent registered public accountants; and (xiv) remain informed (a) of the Funds accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the Funds' net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Funds. During the fiscal year ended December 31, 2007, the Audit Committee held six meetings.



      The members of the Compliance Committee are Frank S. Bayley, Mr. Crockett (Chair), Albert R. Dowden (Vice Chair) and Mr. Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco Aim and INVESCO Funds Group, Inc. ("IFG"); (iii) recommending to the independent trustees the appointment and removal of Invesco Aim's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of Invesco Aim (the "Report") and any objections made by Invesco Aim with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of Invesco Aim, upon the conclusion by such third party of a compliance review of Invesco Aim; (v) reviewing all reports on compliance matters from the Funds' Chief Compliance Officer, (vi) reviewing all recommendations made by the Senior Officer regarding Invesco Aim's compliance procedures, (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco Aim's fiduciary duties to Fund shareholders and of Invesco Aim's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of Invesco Aim's Internal Compliance Controls Committee; (xi) reviewing all reports made by Invesco Aim's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco Aim's ombudsman; (xiii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. ("Invesco") that are applicable to the Funds or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco Aim, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended December 31, 2007, the Compliance Committee held seven meetings.



      The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Dowden (Chair), Jack M. Fields (Vice Chair), Carl Frischling and Dr. Prema Mathai-Davis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel and to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.


      The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended December 31, 2007, the Governance Committee held eight meetings.


      Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


      The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Martin L. Flanagan, Frischling, Pennock, Stickel, Philip A. Taylor and Drs. Mathai-Davis (Vice Chair) and Soll (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by Invesco Aim as well as any sub-advisers; and (ii) review all proposed advisory, sub-advisory and distribution arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended December 31, 2007, the Investments Committee held six meetings.



      The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the "Designated Funds"), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly;
(iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.






      The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Baker, Bunch, Fields, Frischling (Chair), Pennock (Vice Chair), Taylor and Drs. Mathai-Davis and Soll. The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the AIM Funds (i) in the valuation of the AIM Funds' portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the AIM Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the AIM Funds, (iii) in the review of existing distribution arrangements for the AIM Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the funds; and (b) to make regular reports to the full Boards of the AIM Funds.



      The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures, (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto,
(iii) reviewing the reports described in the Pricing Procedures and other information from Invesco Aim regarding fair value determinations made pursuant to the Pricing Procedures by Invesco Aim's internal valuation committee and making reports and recommendations to the full Board with respect thereto, (iv) receiving the reports of Invesco Aim's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco Aim evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board, (v) upon request of Invesco Aim, assisting Invesco Aim's internal valuation committee or the full Board in resolving particular fair valuation issues, (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the "Liquidity Procedures") and other information from Invesco Aim regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco Aim and making reports and recommendations to the full Board with respect thereto, and (vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution, (i) developing and understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution, (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto, and
(iii) reviewing other information from the principal underwriters to the AIM Funds regarding distribution and marketing of the AIM Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the "Guidelines") and the Proxy Policies and Procedures (the "Proxy Procedures") by Invesco Aim and other advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto,
(ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco Aim or other advisers regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto, and (iii) in implementing its responsibilities in this area, assisting Invesco Aim in resolving particular proxy voting issues. During the fiscal year ended December 31, 2007, the Valuation, Distribution and Proxy Oversight Committee held four meetings.



      The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by Invesco Aim's Independent Distribution Consultant (the "Distribution Consultation") for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with Invesco Aim, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and
(iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended December 31, 2007, the Special Market Timing Litigation Committee held did not meet.


Trustee Ownership of Fund Shares

      The dollar range of equity securities beneficially owned by each trustee
(i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustees in the AIM Funds Complex is set forth in Appendix C.

COMPENSATION


      Each trustee who is not affiliated with Invesco Aim is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.


      Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco Aim during the year ended December 31, 2007 is found in Appendix D. Appendix D also provides information regarding compensation paid to Russell Burk, the Funds' Senior Vice President and Senior Officer, during the year ended December 31, 2007.


Retirement Plan For Trustees


      The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with Invesco Aim.



      The trustees have also adopted a retirement policy that permits each non-Invesco Aim-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.



      Annual retirement benefits are available to each non-Invesco Aim-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. Effective January 1, 2006, for retirement after December 31, 2005, the retirement benefits will equal 75% of the trustee's annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee's credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee's designated beneficiary for the same length of time that the trustee would have received the payments based on his or her service. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits is upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.


Deferred Compensation Agreements


      Messrs. Crockett, Edward K. Dunn, Jr. (a former trustee), Fields, Frischling and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and , with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

CODE OF ETHICS


      Invesco Aim, the Trust, Invesco Aim Distributors and the Sub-Advisors have adopted Codes of Ethics which apply to all AIM Fund trustees and officers, employees of Invesco Aim, the Sub-Advisors and their subsidiaries and govern, among other things, personal trading activities of all such persons. The Codes of Ethics are intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds(R). Personal trading, including personal trading involving securities that may be purchased or held by a fund within The AIM Family of Funds(R), is permitted under the Codes subject to certain restrictions; however employees are required to pre-clear security transactions with the applicable Compliance Officer or a designee and to report transactions on a regular basis.





[PROXY VOTING POLICIES

      The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund (except AIM V.I. Global Real Estate
Fund) to the Fund's investment advisor. The Board has delegated responsibility for decisions regarding proxy voting for securities held by AIM V.I. Global Real Estate Fund to the Sub-Advisor. Invesco Aim and the Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix E.

      Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.


      Information regarding how the Funds voted proxies related to its portfolio securities during the 12 months ended June 30, 2007 is available, without charge, at our Website, http://www.invescoaim.com. This information is also available at the SEC Website, http://www.sec.gov.]


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      Information about the ownership of each class of each Fund's shares by certain beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


      Invesco Aim, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 225 investment portfolios encompassing a broad range of investment objectives. Invesco Aim is a direct, wholly owned subsidiary of Invesco Aim Management, a holding company that has been engaged in the financial services business since 1976. Invesco Aim Management is an indirect, wholly owned subsidiary of Invesco. Invesco and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco Aim are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.



      As investment advisor, Invesco Aim supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. Invesco Aim obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Investment Advisory Agreement provides that, in fulfilling its responsibilities, Invesco Aim may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco Aim are not exclusive and Invesco Aim is free to render investment advisory services to others, including other investment companies.



      Invesco Aim is also responsible for furnishing to the Funds, at Invesco Aim's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.



      The Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by Invesco Aim, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.



      Invesco Aim, at its own expense, furnishes to the Trust office space and facilities. Invesco Aim furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.



         Pursuant to the Advisory Agreement with the Trust, Invesco Aim receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.


      Effective January 1, 2005, the advisor has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by each Fund do not exceed the maximum advisory fee rate set forth in the third column below. The maximum advisory fee rates are effective through the Committed Until Date set forth in the fourth column.


                                                                                                                 MAXIMUM ADVISORY
                                                                                                                    FEE RATES
                                      ANNUAL RATE/NET ASSETS PER               MAXIMUM ADVISORY FEE RATE         COMMITTED UNTIL
           FUND NAME                     ADVISORY AGREEMENT                      AFTER JANUARY 1, 2005                 DATE
------------------------------   --------------------------------------   ------------------------------------   ----------------
AIM V.I. Basic Balanced Fund            0.75% of the first $150 million        0.62% of the first $150 million     12/31/2009
                                  0.50% of the excess over $150 million        0.50% of the next $4.85 billion
                                                                                 0.475% of the next $5 billion
                                                                          0.45% of the excess over $10 billion

AIM V.I. Basic Value Fund              0.695% of the first $250 million                                    N/A        N/A
                                         0.67% of the next $250 million
                                        0.645% of the next $500 million
                                         0.62% of the next $1.5 billion
                                        0.595% of the next $2.5 billion
                                         0.57% of the next $2.5 billion
                                        0.545% of the next $2.5 billion
                                   0.52% of the excess over $10 billion

                                                                                                                 MAXIMUM ADVISORY
                                                                                                                    FEE RATES
                                      ANNUAL RATE/NET ASSETS PER               MAXIMUM ADVISORY FEE RATE         COMMITTED UNTIL
           FUND NAME                     ADVISORY AGREEMENT                      AFTER JANUARY 1, 2005                 DATE
------------------------------   --------------------------------------   ------------------------------------   ----------------
AIM V.I. Capital Appreciation           0.65% of the first $250 million       0.695% of the first $250 million     12/31/2009
Fund                              0.60% of the excess over $250 million        0.625% of the next $750 million
                                                                                0.62% of the next $1.5 billion
                                                                               0.595% of the next $2.5 billion
                                                                                0.57% of the next $2.5 billion
                                                                               0.545% of the next $2.5 billion
                                                                          0.52% of the excess over $10 billion

AIM V.I. Capital Development            0.75% of the first $350 million       0.745% of the first $250 million     04/30/2009
Fund                             0.625% of the excess over $350 million         0.73% of the next $250 million
                                                                               0.715% of the next $500 million
                                                                                0.70% of the next $1.5 billion
                                                                               0.685% of the next $2.5 billion
                                                                                0.67% of the next $2.5 billion
                                                                               0.655% of the next $2.5 billion
                                                                          0.64% of the excess over $10 billion

AIM V.I. Core Equity Fund               0.65% of the first $250 million       0.695% of the first $250 million     12/31/2009
                                  0.60% of the excess over $250 million         0.67% of the next $250 million
                                                                               0.645% of the next $500 million
                                                                                0.62% of the next $1.5 billion
                                                                               0.595% of the next $2.5 billion
                                                                                0.57% of the next $2.5 billion
                                                                               0.545% of the next $2.5 billion
                                                                          0.52% of the excess over $10 billion

AIM V.I. Diversified Income             0.60% of the first $250 million                                    N/A        N/A
Fund                              0.55% of the excess over $250 million

AIM V.I. Dynamics Fund                 0.745% of the first $250 million                                    N/A        N/A
                                         0.73% of the next $250 million
                                        0.715% of the next $500 million
                                         0.70% of the next $1.5 billion
                                        0.685% of the next $2.5 billion
                                         0.67% of the next $2.5 billion
                                        0.655% of the next $2.5 billion
                                   0.64% of the excess over $10 billion

AIM V.I. Financial Services             0.75% of the first $250 million                                    N/A        N/A
Fund                                     0.74% of the next $250 million
                                         0.73% of the next $500 million
                                         0.72% of the next $1.5 billion
                                         0.71% of the next $2.5 billion
                                         0.70% of the next $2.5 billion
                                         0.69% of the next $2.5 billion
                                   0.68% of the excess over $10 billion

AIM V.I. Global Health Care             0.75% of the first $250 million                                    N/A        N/A
Fund                                     0.74% of the next $250 million
                                         0.73% of the next $500 million
                                         0.72% of the next $1.5 billion
                                         0.71% of the next $2.5 billion
                                         0.70% of the next $2.5 billion
                                         0.69% of the next $2.5 billion
                                   0.68% of the excess over $10 billion

                                                                                                                 MAXIMUM ADVISORY
                                                                                                                    FEE RATES
                                      ANNUAL RATE/NET ASSETS PER               MAXIMUM ADVISORY FEE RATE         COMMITTED UNTIL
           FUND NAME                     ADVISORY AGREEMENT                      AFTER JANUARY 1, 2005                 DATE
------------------------------   --------------------------------------   ------------------------------------   ----------------
AIM V.I. Global Real Estate             0.75% of the first $250 million                                    N/A        N/A
Fund                                     0.74% of the next $250 million
                                         0.73% of the next $500 million
                                         0.72% of the next $1.5 billion
                                         0.71% of the next $2.5 billion
                                         0.70% of the next $2.5 billion
                                         0.69% of the next $2.5 billion
                                   0.68% of the excess over $10 billion

AIM V.I. Government Securities          0.50% of the first $250 million                                    N/A        N/A
Fund                              0.45% of the excess over $250 million

AIM V.I. High Yield Fund               0.625% of the first $200 million                                    N/A        N/A
                                         0.55% of the next $300 million
                                         0.50% of the next $500 million
                                    0.45% of the excess over $1 billion

                                                                                                                   04/30/2009

AIM V.I. International Growth           0.75% of the first $250 million      The current advisory fee schedule
Fund                              0.70% of the excess over $250 million          is lower than the uniform fee
                                                                                 schedule at all asset levels.

AIM V.I. Large Cap Growth Fund         0.695% of the first $250 million                                    N/A        N/A
                                         0.67% of the next $250 million
                                        0.645% of the next $500 million
                                         0.62% of the next $1.5 billion
                                        0.595% of the next $2.5 billion
                                         0.57% of the next $2.5 billion
                                        0.545% of the next $2.5 billion
                                   0.52% of the excess over $10 billion

AIM V.I. Leisure Fund                   0.75% of the first $250 million                                    N/A        N/A
                                         0.74% of the next $250 million
                                         0.73% of the next $500 million
                                         0.72% of the next $1.5 billion
                                         0.71% of the next $2.5 billion
                                         0.70% of the next $2.5 billion
                                         0.69% of the next $2.5 billion
                                   0.68% of the excess over $10 billion

AIM V.I. Mid Cap Core Equity           0.725% of the first $500 million      The current advisory fee schedule     04/30/2009
Fund                                     0.70% of the next $500 million          is lower than the uniform fee
                                        0.675% of the next $500 million          schedule at all asset levels.
                                  0.65% of the excess over $1.5 billion

AIM V.I. Money Market Fund              0.40% of the first $250 million                                    N/A        N/A
                                  0.35% of the excess over $250 million

AIM V.I. Small Cap Equity Fund         0.745% of the first $250 million                                    N/A        N/A
                                         0.73% of the next $250 million
                                        0.715% of the next $500 million
                                         0.70% of the next $1.5 billion
                                        0.685% of the next $2.5 billion
                                         0.67% of the next $2.5 billion
                                        0.655% of the next $2.5 billion
                                   0.64% of the excess over $10 billion

                                                                                                                 MAXIMUM ADVISORY
                                                                                                                    FEE RATES
                                      ANNUAL RATE/NET ASSETS PER               MAXIMUM ADVISORY FEE RATE         COMMITTED UNTIL
           FUND NAME                     ADVISORY AGREEMENT                      AFTER JANUARY 1, 2005                 DATE
------------------------------   --------------------------------------   ------------------------------------   ----------------
AIM V.I. Technology Fund                0.75% of the first $250 million                                    N/A        N/A
                                         0.74% of the next $250 million
                                         0.73% of the next $500 million
                                         0.72% of the next $1.5 billion
                                         0.71% of the next $2.5 billion
                                         0.70% of the next $2.5 billion
                                         0.69% of the next $2.5 billion
                                   0.68% of the excess over $10 billion

AIM V.I. Utilities Fund               0.60% of average daily net assets   The current advisory fee schedule is     04/30/2009
                                                                          lower than the uniform fee schedule
                                                                          at all asset levels.



      Invesco Aim may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Aim will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between Invesco Aim and the Fund.



      Invesco Aim has contractually agreed through at least April 30, 2009 to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee Invesco Aim receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."



      Invesco Aim has contractually agreed to waive advisory fees and/or reimburse expenses through April 30, 2009, to the extent necessary to limit Total Annual Fund Operating Expenses (excluding: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by each Fund's Board of Trustees; and
(vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares as follows:


                    FUND                         EXPENSE LIMITATION
----------------------------------------------   ------------------
AIM V.I. Basic Balanced Fund -        Series I          0.91%
                                     Series II          1.16%
AIM V.I. Basic Value Fund -           Series I          1.30%
                                     Series II          1.45%
AIM V.I. Capital Appreciation Fund -  Series I          1.30%
                                     Series II          1.45%
AIM V.I. Capital Development Fund -   Series I          1.30%
                                     Series II          1.45%
AIM V.I. Core Equity Fund -           Series I          1.30%
                                     Series II          1.45%
AIM V.I. Diversified Income Fund -    Series I          0.75%
                                     Series II          1.00%
AIM V.I. Dynamics Fund -              Series I          1.30%
                                     Series II          1.45%
AIM V.I. Financial Services Fund -    Series I          1.30%
                                     Series II          1.45%
AIM V.I. Global Health Care Fund -    Series I          1.30%
                                     Series II          1.45%

                    FUND                         EXPENSE LIMITATION
----------------------------------------------   ------------------
AIM V.I. Global Real Estate Fund -    Series I          1.30%
                                     Series II          1.45%
AIM V.I. Government Securities Fund - Series I          0.73%
                                     Series II          0.98%
AIM V.I. High Yield Fund -            Series I          0.95%
                                     Series II          1.20%
AIM V.I. International Growth Fund -  Series I          1.30%
                                     Series II          1.45%
AIM V.I. Large Cap Growth Fund -      Series I          1.01%
                                     Series II          1.26%
AIM V.I. Leisure Fund -               Series I          1.01%
                                     Series II          1.26%
AIM V.I. Mid Cap Core Equity Fund -   Series I          1.30%
                                     Series II          1.45%
AIM V.I. Money Market Fund -          Series I          1.30%
                                     Series II          1.45%
AIM V.I. Small Cap Equity Fund -      Series I          1.15%
                                     Series II          1.40%
AIM V.I. Technology Fund -            Series I          1.30%
                                     Series II          1.45%
AIM V.I. Utilities Fund -             Series I          0.93%
                                     Series II          1.18%


      Contractual fee waivers or reductions may not be terminated or amended to a Funds detriment during the period stated in the agreement between Invesco Aim and such Fund.


INVESTMENT SUB-ADVISOR

      Invesco Aim has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisors to the Funds, pursuant to which these affiliated sub-advisors may be appointed by Invesco Aim from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisors, each of which is a registered investment advisor under the Advisors Act, are:

      Invesco Asset Management Deutschland GmbH ("Invesco Deutschland");

      Invesco Asset Management Ltd. ("IAML");

      Invesco Asset Management (Japan) Limited ("Invesco Japan");

      Invesco Australia Limited ("Invesco Australia");

      Invesco Global Asset Management (N.A.), Inc. ("IGAM");

      Invesco Hong Kong Limited ("Invesco Hong Kong");

      Invesco Institutional (N.A.), Inc. ("IINA"); and

      Invesco Senior Secured Management, Inc. ("ISSM"); and

      Invesco Trimark Investment Management, Inc. ("Invesco Trimark"); (each a "Sub-Advisor" and collectively, the "Sub-Advisors").

      Invesco Aim and each Sub-Advisor are indirect wholly owned subsidiaries of Invesco.

      The only fees payable to the Sub-Advisors under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco Aim will pay each Sub-Advisor a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco Aim receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Advisor shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco Aim, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisors under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco Aim receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco Aim, if any.





      Prior to April 30, 2004, IFG served as investment advisor to the VIF Funds. During the periods indicated in Appendix G, the VIF Funds paid Invesco Aim (IFG prior to April 30, 2004) advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown below, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and Invesco Aim (IFG prior to April 30, 2004).



      The management fees payable by each Fund, the amounts waived by Invesco Aim and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix G.



      Prior to April 30, 2004, IFG served as investment advisor to the predecessor to the AIM V.I. Global Real Estate Fund. During periods outlined in Appendix G, AIM V.I. Global Real Estate Fund paid IFG advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown in Appendix G, so that the AIM V.I. Global Real Estate Fund's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Trust and IFG.



Portfolio Managers


      Appendix H contains the following information regarding the portfolio managers identified in each Fund's prospectus:


            -     The dollar range of the managers' investments in each Fund.



            -     A description of the managers' compensation structure.


            - Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

Securities Lending Arrangements


      If a Fund engages in securities lending, Invesco Aim will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by Invesco Aim if a Fund engages in securities lending activities, as well as the compensation Invesco Aim may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines;
(b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco Aim's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.



      Invesco Aim's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services

Invesco Aim will provide, a lending Fund will pay Invesco Aim a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. Invesco Aim currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.


SERVICES AGREEMENTS


      ADMINISTRATIVE SERVICES AGREEMENT. Invesco Aim and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which Invesco Aim may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco Aim under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco Aim is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco Aim is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services. In addition, Invesco Aim contracts with Participating Insurance Companies to provide certain services related to operations of the Trust. These services may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing Contract owners; the maintenance of master accounts; the facilitation of purchases and redemptions requested by Contract owners; and the servicing of Contract owner accounts.



      Each Participating Insurance Company negotiates the fees to be paid for the provision of these services. The cost of providing the services and the overall package of services provided may vary from one Participating Insurance Company to another. Invesco Aim does not make an independent assessment of the cost of providing such services.



      Effective May 1, 1998, the Funds agreed to reimburse Invesco Aim for its costs in paying the Participating Insurance Companies that provide these services, currently subject to an annual limit of 0.25% of the average net assets invested in each Fund by each Participating Insurance Company. Any amounts paid by Invesco Aim to a Participating Insurance Company in excess of 0.25% of the average net assets invested in each Fund are paid by Invesco Aim out of its own financial resources.



      Invesco Aim is entitled to reimbursement by a VIF Fund for any fees waived pursuant to expense limitation commitments between Invesco Aim and the VIF Funds if such reimbursement does not cause the Fund to exceed the current expense limitations and the reimbursement is made within three years after Invesco Aim incurred the expense.



      IFG served as the VIF Funds' administrative services agent until April 30, 2004. Administrative services fees paid to Invesco Aim by each Fund for the last three fiscal years ended December 31 are found in Appendix I.


OTHER SERVICE PROVIDERS


      TRANSFER AGENT. Invesco Aim Investment Services, Inc. ("Invesco Aim Investment Services"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of Invesco Aim, is the Trust's transfer agent.



      The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and Invesco Aim Investment Services provides that Invesco Aim Investment Services will perform certain shareholder services for the Funds. The TA Agreement provides that Invesco Aim Investment Services will receive a per trade fee plus out-of-pocket expenses to process orders for purchases, and redemptions of shares; prepare and transmit payments for dividends and distributions declared by the Funds; and maintain shareholder accounts.

      SUB-TRANSFER AGENT. Invesco Trimark Investment Management Inc. ("Invesco Trimark"), 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of Invesco, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Trimark and Invesco Aim Investment Services. The Trust does not pay a fee to AFMI for these services. Rather Invesco Trimark is compensated by Invesco Aim Investment Services, as a sub-contractor.



      CUSTODIANS. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds (except AIM V.I. Money Market Fund). The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of AIM V.I. Money Market Fund. JPMorgan Chase Bank, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds.



      The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco Aim is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.


      Under their contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.


      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Funds' independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed [ ], as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.


      COUNSEL TO THE TRUST. Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599, has advised the Trust on certain federal securities law matters.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES



      The Sub-Advisors have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisors' procedures do not materially differ from Invesco Aim's procedures discussed below.



BROKERAGE TRANSACTIONS



      Invesco Aim or the Sub-Advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers (each, a "Broker"), effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco Aim and the Sub-Advisor's primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco Aim and the Sub-Advisors seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Broker Selection" below.


      Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

      Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


      Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31 are found in Appendix J.


COMMISSIONS


      During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to Brokers affiliated with the Funds, Invesco Aim, Invesco Aim Distributors, the Sub-Advisor or any affiliates of such entities.


      The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other AIM Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION


      Invesco Aim's primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco Aim considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. Invesco Aim's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker's ability to deliver or sell the relevant fixed income securities; however, Invesco Aim will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco Aim will not select Brokers based upon their promotion or sale of Fund shares.



      In choosing Brokers to execute portfolio transactions for the Funds, Invesco Aim may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Funds and/or the other accounts over which Invesco Aim and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco Aim, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco Aim must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco Aim's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist Invesco Aim in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to Invesco Aim.



      Invesco Aim faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because Invesco Aim is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco Aim's expenses to the extent that Invesco Aim would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco Aim to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco Aim-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Aim-managed accounts, effectively cross subsidizing the other Invesco Aim-managed accounts that benefit directly from the product. Invesco Aim may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing such Fund.



      Invesco Aim and certain of its affiliates presently engage in the following instances of cross-subsidization:



      1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by Invesco Aim or Invesco Aim Capital Management, Inc. ("Invesco Aim Capital"), a subsidiary of Invesco Aim. In other words, certain fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.



      2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of Invesco Aim and/or Invesco Aim Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by Invesco Aim and/or Invesco Aim Capital are used to maintain the investment models relied upon by both of these advisory affiliates.



            This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by Invesco Aim are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by Invesco Aim Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by Invesco Aim Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by Invesco Aim. In certain circumstances, Invesco Aim Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by Invesco Aim or Invesco Aim Capital.



      3. Some of the common investment models used to manage various Funds and other accounts of Invesco Aim and/or Invesco Aim Capital are also used to manage accounts of Invesco Aim Private Asset Management, Inc. ("IPAM"), another Invesco Aim subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the Funds and/or other accounts managed by Invesco Aim and/or Invesco Aim Capital are used to maintain the investment models relied upon by Invesco Aim, Invesco Aim Capital and IPAM. This cross-subsidization occurs in only one direction. Most of IPAM's accounts do not generate soft dollar commissions which can be used to purchase Soft Dollar Products. The soft dollar commissions generated by transactions of the Funds and/or other accounts managed by Invesco Aim and/or Invesco Aim Capital are used for Soft Dollar Products which may benefit the accounts managed by Invesco Aim, Invesco Aim Capital and IPAM; however, IPAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by Invesco Aim or Invesco Aim Capital.



      Invesco Aim and Invesco Aim Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco Aim and Invesco Aim Capital conclude that the Broker supplying the product is capable of providing best execution.

      Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco Aim uses soft dollars to purchase two types of Soft Dollar Products:


      -     proprietary research created by the Broker executing the trade, and


      - other products created by third parties that are supplied to Invesco Aim through the Broker executing the trade.



      Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco Aim periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco Aim receives from each Broker, Invesco Aim develops an estimate of each Broker's share of Invesco Aim clients' commission dollars. Invesco Aim attempts to direct trades to the firms to meet these estimates.



      Invesco Aim also uses soft dollars to acquire products from third parties that are supplied to Invesco Aim through Brokers executing the trades or other Brokers who "step in" to a transaction and receive a portion of the brokerage commission for the trade. Invesco Aim may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which Invesco Aim has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.



      Soft Dollar Products received from Brokers supplement Invesco Aim's own research (and the research of certain of its affiliates), and may include the following types of products and services:


      - Database Services - comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

      - Quotation/Trading/News Systems - products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

      - Economic Data/Forecasting Tools - various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

      - Quantitative/Technical Analysis - software tools that assist in quantitative and technical analysis of investment data.

      - Fundamental/Industry Analysis - industry specific fundamental investment research.

      - Fixed Income Security Analysis - data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

      - Other Specialized Tools - other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.


      If Invesco Aim determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco Aim will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco Aim will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco Aim determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.



      Outside research assistance is useful to Invesco Aim since the Brokers used by Invesco Aim tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco Aim's staff follows. In addition, such services provide Invesco Aim with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco Aim's clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco Aim believes that because Broker research supplements rather than replaces Invesco Aim's research, the receipt of such research tends to improve the quality of Invesco Aim's investment advice. The advisory fee paid by the Funds is not reduced because Invesco Aim receives such services. To the extent the Funds' portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.



      Invesco Aim may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients, provided that Invesco Aim believes such Brokers provide best execution and such transactions are executed in compliance with Invesco Aim's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. Invesco Aim will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


      Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2007 are found in Appendix K.


REGULAR BROKERS


      Information concerning the Funds' acquisition of securities of their regular Brokers during the last fiscal year ended December 31, 2007 is found in Appendix K.


ALLOCATION OF PORTFOLIO TRANSACTIONS


      Invesco Aim and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco Aim will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco Aim to be fair and equitable. Invesco Aim may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


ALLOCATION OF EQUITY INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS


      Certain of the AIM Funds or other accounts managed by Invesco Aim may become interested in participating in equity IPOs. Purchases of equity IPOs by one AIM Fund or other account may also be considered for purchase by one or more other AIM Funds or accounts. Invesco Aim shall combine indications of interest for equity IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, Invesco Aim shall allocate such transactions in accordance with the following procedures:



      Invesco Aim or the Sub-Advisor will determine the eligibility of each AIM Fund and account that seeks to participate in a particular equity IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the AIM Fund's or account's investment objective, policies, strategies and current holdings. Invesco Aim will allocate equity securities issued in IPOs to eligible AIM Funds and accounts on a pro rata basis based on order size.



      [Invesco Institutional allocates equity IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Institutional to be fair and equitable.]


                        PURCHASE AND REDEMPTION OF SHARES

      The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.


      The Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.


      The Board monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.

CALCULATION OF NET ASSET VALUE

      For AIM V.I. Money Market Fund: The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all of its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.

      The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

      The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

      The Board has established procedures designed to stabilize the Fund's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share. AIM V.I. Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

      Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold.

      For All Other Funds: Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund's financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.

      Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

      A security listed or traded on an exchange (excluding convertible bonds) held by a Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the over-the-counter market is valued on the basis of prices furnished by independent pricing vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

      Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Short-term obligations having 60 days or less to maturity and commercial paper are priced at amortized cost, which approximates value.


      Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If Invesco Aim believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.



      Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco Aim believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco Aim will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.

      Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

      Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry, and company performance.

      Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices.

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.


      For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each non-money market fund's portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities are normally accounted for on a trade date basis.


REDEMPTIONS IN KIND

      Although the Funds, except AIM V.I. Money Market Fund, generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds, has made an election under Rule 18f-1 under the 1940 Act (a "Rule 18f-1 Election"), and therefore, the Trust, on behalf of the Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

PAYMENTS TO PARTICIPATING INSURANCE COMPANIES AND/OR THEIR AFFILIATES


      Invesco Aim or Invesco Aim Distributors may, from time to time, at their expense out of their own financial resources, make cash payments to Participating Insurance Companies and/or their affiliates, as an incentive to promote the Funds and/or to retain Participating Insurance Companies' assets in the Funds. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company ("Asset-Based Payments"), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Invesco Aim or Invesco Aim Distributors may also make other cash payments to Participating Insurance Companies and/or their affiliates in addition to or in lieu of Asset-Based Payments, in the form of: payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in Invesco Aim's or Invesco Aim Distributors' discretion. In certain cases these other payments could be significant to the Participating Insurance Companies and/or their affiliates. Generally, commitments to make such payments are terminable upon notice to the Participating Insurance Company and/or their affiliates. However, Invesco Aim and Invesco Aim Distributors have entered into unique agreements with RiverSource Life Insurance Company and its affiliates ("RiverSource"), where the payment obligation of Invesco Aim or Invesco Aim Distributors can only be terminated on the occurrence of certain specified events. For example, in the event that RiverSource obtains an SEC order to substitute out such RiverSource assets in the Funds or such RiverSource assets in the Funds falls below a pre-determined level, payments by Invesco Aim or Invesco Aim Distributors to RiverSource can then be terminated. Any payments described above will not change the price paid by RiverSource for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Invesco Aim or Invesco Aim Distributors determines the cash payments described above in its discretion in response to requests from RiverSource, based on factors it deems relevant. RiverSource may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



      A list of certain entities that received payments as described in this Statement of Additional Information during the 2007 calendar year is attached as Appendix L. The list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to entities not listed below. Accordingly, please contact your Participating Insurance Company to determine whether they currently may be receiving such payments and to obtain further information regarding any such payments.



                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

      It is the present policy of each Fund to declare and distribute dividends representing substantially all net investment income as follows:



                                         DIVIDENDS   DIVIDENDS
                                         DECLARED      PAID
                                         ---------   ---------
AIM V.I. Basic Balanced Fund .........   annually    annually
AIM V.I. Basic Value Fund.............   annually    annually
AIM V.I. Capital Appreciation Fund ...   annually    annually
AIM V.I. Capital Development Fund.....   annually    annually
AIM V.I. Core Equity Fund ............   annually    annually
AIM V.I. Diversified Income Fund......   annually    annually
AIM V.I. Dynamics Fund................   annually    annually
AIM V.I. Financial Services Fund......   annually    annually
AIM V.I. Global Health Care Fund......   annually    annually
AIM V.I. Global Real Estate Fund .....   annually    annually
AIM V.I. Government Securities Fund...   annually    annually
AIM V.I. High Yield Fund .............   annually    annually
AIM V.I. International Growth Fund....   annually    annually
AIM V.I. Large Cap Growth Fund........   annually    annually
AIM V.I. Leisure Fund.................   annually    annually
AIM V.I. Mid Cap Core Equity Fund.....   annually    annually

AIM V.I. Money Market Fund ...........      daily     monthly
AIM V.I. Small Cap Equity Fund........   annually    annually
AIM V.I. Technology Fund..............   annually    annually
AIM V.I. Utilities Fund...............   annually    annually



      It is also each Fund's intention to distribute annually substantially all of its capital gains net income (access of capital gains over capital losses). In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods.


      All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

      AIM V.I. Money Market Fund declares net investment income dividends daily and pays net investment income dividends monthly and declares and pays annually any capital gain distributions. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute net realized short-term gain, if any, more frequently.

      It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gain to separate accounts of participating life insurance companies. At the election of participating life insurance companies, dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

      Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of AIM V.I. Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of AIM V.I. Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

      The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

      Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.


      Each series of shares of each Fund is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the the "Code", as a RIC for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its investment company taxable income and net capital gains as discussed below.


      Because each Fund intends to qualify under the Code as a RIC for each taxable year, each Fund must, among other things, meet the following requirements: (A) Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships; and (B) Each Fund must satisfy an asset diversification test (the "Asset Diversification Test").

      The Asset Diversification Test requires that at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other RICs, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of certain publicly traded partnerships.

      For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such futures contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

      Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighting of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

      Under an IRS revenue procedure, a Fund may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification Test where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.

      Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Asset Diversification is satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding insurance company division other than as described in the applicable prospectuses of the various insurance company separate accounts.

      As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) (the "Distribution Requirement"). Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


      The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year the sum of 98% of its ordinary income for the calendar year, plus 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year. The amount which must be distributed is increased by undistributed income and gains from prior years and decreased by certain distributions in prior years. In any calendar year in which the investment made by Invesco Aim and its affiliates in a Fund does not exceed $250,000, the Fund will qualify for an exemption from the excise tax regardless of whether it has satisfied the foregoing distribution requirements. Funds that do not qualify for this exemption intend to make sufficient distributions to avoid imposition of the excise tax.


      The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

      Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

      SWAP AGREEMENTS. A Fund may enter into swap agreements as permitted by each Fund's prospectus. Certain requirements that must be met under the Code in order for a Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in certain types of swap agreements. Moreover, the rules governing the tax aspects of certain types of these agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be affected. Each Fund intends to monitor developments in this area.




                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN


      The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Series II shares (the "Plan"). Each Fund, pursuant to the Plan, pays Invesco Aim Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.



      The Plan compensates Invesco Aim Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Series II shares of the Funds. Distribution activities appropriate for financing under the Plan include, but are not limited to, the following: expenses relating to the development, preparation, printing and distribution of advertisements and sales literature and other promotional materials describing and/or relating to the Fund; expenses of training sales personnel regarding the Fund; expenses of organizing and conducting seminars and sales meetings designed to promote the distribution of the Series II shares; compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Series II shares to fund variable annuity and variable insurance contracts investing directly in the Series II shares; compensation to sales personnel in connection with the allocation of cash values and premium of variable annuity and variable insurance contracts to investments in the Series II shares; compensation to and expenses of employees of Invesco Aim Distributors, including overhead and telephone expenses, who engage in the distribution of the Series II shares; and the costs of administering the Plan.



      Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by Invesco Aim Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse Invesco Aim Distributors for the actual expenses Invesco Aim Distributors may incur in fulfilling its obligations under the Plan. Thus, even if Invesco Aim Distributors' actual expenses exceed the fee payable to Invesco Aim Distributors at any given time, the Funds will not be obligated to pay more than that fee. If Invesco Aim Distributors' expenses are less than the fee it receives, Invesco Aim Distributors will retain the full amount of the fee. No provision of this Distribution Plan shall be interpreted to prohibit any payments by the Trust during periods when the Trust has suspended or otherwise limited sales. Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").



      Invesco Aim Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Aim Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between Invesco Aim Distributors and the Fund.



      Invesco Aim Distributors has entered into agreements with Participating Insurance Companies and other financial intermediaries to provide the distribution services in furtherance of the Plan. Currently, Invesco Aim Distributors pays Participating Insurance Companies and others at the annual rate of 0.25% of average daily net assets of Series II shares attributable to the Contracts issued by the Participating Insurance Company as compensation for providing such distribution services. Invesco Aim Distributors does not act as principal, but rather as agent for the Funds, in making distribution service payments. These payments are an obligation of the Funds and not of Invesco Aim Distributors.



      See Appendix M for a list of the amounts paid by Series II shares to Invesco Aim Distributors pursuant to the Plan for the year, or period, ended December 31, 2007 and Appendix N for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31,2007.



      As required by Rule 12b-1, the Plan approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each Series II class of the Funds and its respective shareholders by, among other things, providing broker-dealers with an incentive to sell additional shares of the Trust, thereby helping to satisfy the Trust's liquidity needs and helping to increase the Trust's investment flexibility.



      Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan requires Invesco Aim Distributors to provide the Board at least quarterly with a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Board reviews these reports in connection with their decisions with respect to the Plan. A Plan may be terminated as to any Fund or Series II shares by the vote of a majority of the Rule 12b-1 Trustees or, with respect to the Series II shares, by the vote of a majority of the outstanding voting securities of the Series II shares.

      Any change in the Plan that would increase materially the distribution expenses paid by the Series II shares requires shareholder approval. No material amendment to the Plan may be made unless approved by the affirmative vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called for the purpose of voting upon such amendment.

DISTRIBUTOR


      The Trust has entered into a master distribution agreement relating to the Funds (the "Distribution Agreement") with Invesco Aim Distributors, a registered broker-dealer and a wholly owned subsidiary of Invesco Aim, pursuant to which Invesco Aim Distributors acts as the distributor of shares of the Funds. The address of Invesco Aim Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with Invesco Aim Distributors. See "Management of the Trust."



      The Distribution Agreement provides Invesco Aim Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.



      The Trust (on behalf of any class of any Fund) or Invesco Aim Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


                              FINANCIAL STATEMENTS


      Each Fund's Financial Statements for the period ended December 31, 2007, including the Financial Highlights and the report of the independent registered public accounting firm pertaining thereto, are incorporated by reference into this Statement of Additional Information ("SAI") from such Fund's Annual Report to shareholders contained in the Trust's Form N-CSR filed on February ___, 2008.


      The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.

                               PENDING LITIGATION


      Settled Enforcement Actions Related to Market Timing



      On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), Invesco Aim and Invesco Aim Distributors reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, Invesco Aim and Invesco Aim Distributors created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by Invesco Aim, which was done pursuant to the terms of the settlements. These two fair funds will be distributed in accordance with a methodology to be determined by Invesco Aim's independent distribution consultant, in consultation with Invesco Aim and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.



      The AIM Funds expect that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by Invesco Aim's independent distribution consultant, as described above, and that payments from the two fair funds may be distributed in accordance with the terms of the IDC Plan. Invesco Aim has informed the AIM Funds that, as soon as practicable upon the SEC's issuance of such notice, Invesco Aim intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on Invesco

Aim's website, available at http://www.invescoaim.com. Invesco Aim's website is not a part of this Statement of Additional Information or the prospectus of any AIM Fund. While the AIM Funds expect that the SEC will make the above-described notice available in the near future, neither Invesco Aim nor the AIM Funds are able to guarantee this or make any specific representation as to the actual timing of such notice's availability.



      Regulatory Action Alleging Market Timing



      On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and Invesco Aim Distributors (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and Invesco Aim Distributors entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and Invesco Aim Distributors violated the West Virginia securities laws. The WVASC orders Invesco Aim and Invesco Aim Distributors to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.



      Private Civil Actions Alleging Market Timing



      Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, Invesco Aim, Invesco Aim Management Group, Inc. ("Invesco Aim Management"), and certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. A list identifying such lawsuits (excluding those lawsuits that have been recently transferred as mentioned herein) that have been served on IFG, Invesco Aim, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix O-1.



      All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties. A list identifying the amended complaints in the MDL Court is included in Appendix O-1. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. These lawsuits are identified in Appendix O-1.



      Private Civil Actions Alleging Improper Use of Fair Value Pricing



      Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or Invesco Aim) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, Invesco Aim, the AIM Funds or related entities, or for which service of process has been waived is set forth in Appendix O-2.

                                  APPENDIX A

                           RATINGS OF DEBT SECURITIES

      The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

      Moody's corporate ratings areas follows:

      Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

      A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

      Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

      Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

      Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

      Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

      Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

      Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

      Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

      Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

      In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

      In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

      In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

      The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

      MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

      Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

      Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

      S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.

                                S&P DUAL RATINGS

      S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

      The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example,

AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

      These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

      An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

      Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

      Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

      Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

      Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

      Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

      Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

      The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

      Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

      Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met. '

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

      The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B

                      PERSONS TO WHOM INVESCO AIM PROVIDES
                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS
                             (AS OF MARCH 31, 2008)


                 SERVICE PROVIDER                                                   DISCLOSURE CATEGORY
-----------------------------------------------------   -----------------------------------------------------------------------
ABN AMRO Financial Services, Inc.                       Broker (for certain AIM Funds)
Anglemyer & Co.                                         Analyst (for certain AIM Funds)
Ballard Spahr Andrews & Ingersoll, LLP                  Legal Counsel
BB&T Capital Markets                                    Broker (for certain AIM Funds)
Bear, Stearns Pricing Direct                            Pricing Vendor (for certain AIM Funds)
BOSC, Inc.                                              Broker (for certain AIM Funds)
BOWNE & Co.                                             Financial Printer
Brown Brothers Harriman & Co.                           Securities Lender (for certain AIM Funds)
Cabrera Capital Markets                                 Broker (for certain AIM Funds)
CENVEO                                                  Financial Printer
Charles River Systems, Inc.                             System Provider
Citigroup Global Markets, Inc.                          Broker (for certain AIM Funds)
Classic Printers Inc.                                   Financial Printer
Color Dynamics                                          Financial Printer
Commerce Capital Markets                                Broker (for certain AIM Funds)
D.A. Davidson & Co.                                     Broker (for certain AIM Funds)
Dechert LLP                                             Legal Counsel
Earth Color Houston                                     Financial Printer
EMCO Press                                              Financial Printer
Empirical Research Partners                             Analyst (for certain AIM Funds)
Finacorp Securities                                     Broker (for certain AIM Funds)
First Albany Capital                                    Broker (for certain AIM Funds)
First Tryon Securities                                  Broker (for certain AIM Funds)
F T Interactive Data Corporation                        Pricing Vendor
GainsKeeper                                             Software Provider (for certain AIM Funds)
GCom2 Solutions                                         Software Provider (for certain AIM Funds)
George K. Baum & Company                                Broker (for certain AIM Funds)
Glass, Lewis & Co.                                      System Provider (for certain AIM Funds)
Global Trend Alert                                      Analyst (for certain AIM Funds)
Greater Houston Publishers                              Financial Printer
Grover Printing                                         Financial Printer
Gulfstream Graphics Corp.                               Financial Printer
Hattier, Sanford & Reynoir                              Broker (for certain AIM Funds)
Hutchinson, Shockey, Erley & Co.                        Broker (for certain AIM Funds)
Imageset                                                Financial Printer
iMoneyNet, Inc.                                         Rating & Ranking Agency (for certain AIM Funds)
Infinity Web, Inc.                                      Financial Printer
Initram Data, Inc.                                      Pricing Vendor
Institutional Shareholder Services, Inc.                Proxy Voting Service (for certain AIM Funds)
Invesco Aim Investment Services, Inc.                   Transfer Agent
Invesco Senior Secured Management, Inc.                 System Provider (for certain AIM Funds)
Investortools, Inc.                                     Broker (for certain AIM Funds)
ITG, Inc.                                               Pricing Vendor (for certain AIM Funds)
J.P. Morgan Securities, Inc.                            Analyst (for certain AIM Funds)
JPMorgan Securities Inc.\Citigroup Global Markets
 Inc.\JPMorgan Chase Bank, N.A.                         Lender (for certain AIM Funds)
John Hancock Investment Management Services, LLC        Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP                                         Special Insurance Counsel
Kramer, Levin Naftalis & Frankel LLP                    Legal Counsel

                 SERVICE PROVIDER                                                   DISCLOSURE CATEGORY
-----------------------------------------------------   -----------------------------------------------------------------------
Lipper, Inc.                                            Rating & Ranking Agency (for certain AIM Funds)
Loan Pricing Corporation                                Pricing Service (for certain AIM Funds)
Loop Capital Markets                                    Broker (for certain AIM Funds)
MarkIt Group Limited                                    Pricing Vendor (for certain AIM Funds)
Merrill Communications, LLC                             Financial Printer
Mesirow Financial, Inc.                                 Broker (for certain AIM Funds)
Moody's Investors Service                               Rating & Ranking Agency (for certain AIM Funds)
Morgan Keegan & Company, Inc.                           Broker (for certain AIM Funds)
Morrison Foerster LLP                                   Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co.
 Incorporated                                           Securities Lender (for certain AIM Funds)
Muzea Insider Consulting Services, LLC                  Analyst (for certain AIM Funds)
Ness USA                                                System provider
Noah Financial, LLC                                     Analyst (for certain AIM Funds)
OMGEO Oasys                                             Trading System
Page International                                      Financial Printer
PCP Publishing                                          Financial Printer
Piper Jaffray                                           Analyst (for certain AIM Funds)
Prager, Sealy & Co.                                     Broker (for certain AIM Funds)
PricewaterhouseCoopers LLP                              Independent Registered Public Accounting Firm (for all AIM Funds)
Protective Securities                                   Broker (for certain AIM Funds)
Ramirez & Co., Inc.                                     Broker (for certain AIM Funds)
Raymond James & Associates, Inc.                        Broker (for certain AIM Funds)
RBC Capital Markets                                     Analyst (for certain AIM Funds)
RBC Dain Rauscher Incorporated                          Broker (for certain AIM Funds)
Reuters America, LLC                                    Pricing Service (for certain AIM Funds)
Robert W. Baird & Co. Incorporated                      Broker (for certain AIM Funds)
RR Donnelley Financial                                  Financial Printer
Ryan Beck & Co.                                         Broker (for certain AIM Funds)
Seattle-Northwest Securities Corporation                Broker (for certain AIM Funds)
Siebert Brandford Shank & Co., L.L.C.                   Broker (for certain AIM Funds)
Signature                                               Financial Printer
Simon Printing Company                                  Financial Printer
Southwest Precision Printers, Inc.                      Financial Printer
Standard and Poor's/Standard and Poor's Securities      Pricing Service and Rating and Ranking Agency (each, respectively, for
 Evaluations, Inc.                                       certain AIM Funds)
StarCompliance, Inc.                                    System Provider
State Street Bank and Trust Company                     Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain AIM Funds)
Sterne, Agee & Leach, Inc.                              Broker (for certain AIM Funds)
Stifel, Nicolaus & Company, Incorporated                Broker (for certain AIM Funds)
Stradley Ronon Stevens & Young, LLP                     Legal Counsel
The Bank of New York                                    Custodian and Securities Lender (each, respectively, for certain AIM
                                                         Funds)
The MacGregor Group, Inc.                               Software Provider
The Savader Group                                       Broker (for certain AIM Funds)
Thomson Information Services Incorporated               Software Provider
UBS Financial Services, Inc.                            Broker (for certain AIM Funds)
VCI Group Inc.                                          Financial Printer
Wachovia National Bank, N.A.                            Broker (for certain AIM Funds)
Western Lithograph                                      Financial Printer
Wiley Bros. Aintree Capital  L.L.C.                     Broker (for certain AIM Funds)
William Blair & Co.                                     Broker (for certain AIM Funds)
XSP, LLC\Solutions PLUS, Inc.                           Software Provider

                                   APPENDIX C
                              TRUSTEES AND OFFICERS


                              As of March 31, 2008



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 104 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



                                                                                                             OTHER
                                    TRUSTEE                                                             TRUSTEESHIP(s)/
   NAME, YEAR OF BIRTH AND          AND/OR                                                              DIRECTORSHIPS(s)
  POSITION(s) HELD WITH THE         OFFICER                                                                 HELD BY
         TRUST                      SINCE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS         TRUSTEE/DIRECTOR
--------------------------------   --------   ------------------------------------------------------   -----------------
INTERESTED PERSONS

Martin L. Flanagan(1) - 1960         2007     Executive Director, Chief Executive Officer and          None
Trustee                                       President, Invesco Ltd. (ultimate parent of Invesco
                                              Aim and a global investment management firm) and
                                              Invesco Holding Company Limited (parent of Invesco
                                              Aim and a global investment management firm);
                                              Chairman, Invesco Aim Advisors, Inc. (registered
                                              investment advisor); Director, Chairman, Chief
                                              Executive Officer and President, IVZ Inc. (holding
                                              company) and INVESCO North American Holdings, Inc.
                                              (holding company); Chairman and President, INVESCO
                                              Group Services, Inc. (service provider); Trustee, The
                                              AIM Family of Funds(R);  Vice Chairman, Investment
                                              Company Institute; and Member of Executive Board, SMU
                                              Cox School of Business

                                              Formerly:  Director, Chief Executive Officer and
                                              President, Invesco Holding Company Limited (parent of
                                              Invesco Aim and a global investment management firm);
                                              Director, Invesco Ltd.; Chairman, Investment Company
                                              Institute; and President, Co-Chief Executive Officer,
                                              Co-President, Chief Operating Officer and Chief
                                              Financial Officer, Franklin Resources, Inc. (global
                                              investment management organization)

Philip A. Taylor(2) - 1954           2006     Director, Chief Executive Officer and President,
Trustee, President and Principal              Invesco Trimark Dealer Inc./Courtage Invesco Trimark
Executive Officer                             Inc. (registered broker dealer), Invesco Aim
                                              Advisors, Inc., Invesco Trimark Investment Management
                                              Inc./Gestion de placements Invesco Trimark Inc. d/b/a
                                              INVESCO Enterprise Services (registered investment
                                              advisor and registered transfer agent), 1371
                                              Preferred Inc. (holding company), AIM Trimark
                                              Corporate Class Inc. (formerly AIM Trimark Global
                                              Fund Inc.) (corporate mutual fund company) and AIM
                                              Trimark Canada Fund Inc. (corporate mutual fund
                                              company); Director, Chairman, Chief Executive Officer
                                              and President, Invesco Aim Management Group, Inc.
                                              (financial


-----------------
(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of the Trust.

                                                                                                             OTHER
                                    TRUSTEE                                                             TRUSTEESHIP(s)/
   NAME, YEAR OF BIRTH AND          AND/OR                                                              DIRECTORSHIPS(s)
  POSITION(s) HELD WITH THE         OFFICER                                                                 HELD BY
         TRUST                      SINCE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS         TRUSTEE/DIRECTOR
--------------------------------   --------   ------------------------------------------------------   -----------------
                                              services holding company) and Invesco Aim
                                              Capital Management, Inc. (registered investment
                                              advisor);  Director and President, INVESCO Funds
                                              Group, Inc. (registered investment advisor and
                                              registered transfer agent) and AIM GP Canada Inc.
                                              (general partner for limited partnership); Director,
                                              Invesco Aim Distributors, Inc. (registered broker
                                              dealer); Director and Chairman, Invesco Aim
                                              Investment Services, Inc. (registered transfer agent)
                                              and INVESCO Distributors, Inc. (registered broker
                                              dealer); Director, President and Chairman, IVZ Callco
                                              Inc. (holding company), INVESCO Inc. (holding
                                              company) and Invesco Canada Holdings Inc. (holding
                                              company); Trustee, President and Principal Executive
                                              Officer, The AIM Family of Funds(R) (other than AIM
                                              Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust); Trustee and
                                              Executive Vice President, The AIM Family of Funds(R)
                                              (AIM Treasurer's Series Trust, Short-Term Investments
                                              Trust and Tax-Free Investments Trust only) ; and
                                              Manager, PowerShares Capital Management LLC

                                              Formerly:  Director and Chairman, Fund Management
                                              Company (former registered broker dealer); President
                                              and Principal Executive Officer, The AIM Family of
                                              Funds(R) (AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust
                                              only); Chairman, AIM Canada Holdings, Inc.;
                                              President, AIM Trimark Global Fund Inc. and AIM
                                              Trimark Canada Fund Inc.; and Director, Trimark Trust
                                              (federally regulated Canadian trust company)             None

INDEPENDENT TRUSTEES

Bruce L. Crockett - 1944             1993     Chairman, Crockett Technology Associates (technology     ACE Limited (insurance
Trustee and Chair                             consulting company)                                      company); and Captaris,Inc.
                                                                                                       (unified messaging provider)

Bob R. Baker - 1936                  2004     Retired                                                  None
Trustee

Frank S. Bayley - 1939               2001     Retired
Trustee                                       Formerly:  Partner, law firm of Baker & McKenzie and     None
                                              Director, Badgley Funds, Inc. (registered investment
                                              company) (2 portfolios)

James T. Bunch - 1942                2004     Founder, Green, Manning & Bunch Ltd. (investment
Trustee                                       banking firm)

                                              Formerly:  Director, Policy Studies, Inc. and Van        None
                                              Gilder Insurance Corporation

                                                                                                             OTHER
                                    TRUSTEE                                                             TRUSTEESHIP(s)/
   NAME, YEAR OF BIRTH AND          AND/OR                                                              DIRECTORSHIPS(s)
  POSITION(s) HELD WITH THE         OFFICER                                                                 HELD BY
         TRUST                      SINCE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS         TRUSTEE/DIRECTOR
--------------------------------   --------   ------------------------------------------------------   -----------------
Albert R. Dowden - 1941              2000     Director of a number of public and private business
Trustee                                       corporations, including the Boss Group, Ltd. (private
                                              investment and management), Reich & Tang Funds
                                              (Chairman) (registered investment company) (7
                                              portfolios), Daily Income Fund (4 portfolios),
                                              California Daily Tax Free Income Fund, Inc.,
                                              Connecticut Daily Tax Free Income Fund, Inc. and New
                                              Jersey Daily Municipal Income Fund, Inc., Annuity and
                                              Life Re (Holdings), Ltd. (insurance company), and
                                              Homeowners of America Holding Corporation (property
                                              casualty company)

                                              Formerly:  Director, CompuDyne Corporation (provider
                                              of product and services to the public security
                                              market); Director, President and Chief Executive
                                              Officer, Volvo Group North America, Inc.; Senior Vice
                                              President, AB Volvo; Director of various affiliated
                                              Volvo companies; and Director, Magellan Insurance
                                              Company                                                  None

Jack M. Fields - 1952                1997     Chief Executive Officer, Twenty First Century Group,     Administaff
Trustee                                       Inc. (government affairs company); and Owner and
                                              Chief Executive Officer, Dos Angelos Ranch, L.P.
                                              (cattle, hunting, corporate entertainment)

                                              Formerly:  Chief Executive Officer, Texana Timber LP
                                              (sustainable forestry company) and Discovery Global
                                              Education Fund (non-profit)

Carl Frischling - 1937               1993     Partner, law firm of Kramer Levin Naftalis and           Director, Reich & Tang
Trustee                                       Frankel LLP                                              Funds (15 portfolios)

Prema Mathai-Davis - 1950            1998     Formerly:  Chief Executive Officer, YWCA of the USA      None
Trustee

Lewis F. Pennock - 1942              1993     Partner, law firm of Pennock & Cooper                    None
Trustee

Larry Soll - 1942                    2004     Retired                                                  None
Trustee

Raymond Stickel, Jr. - 1944          2005     Retired
Trustee
                                              Formerly:  Partner, Deloitte & Touche; and Director,
                                              Mainstay VP Series Funds, Inc. (25 portfolios)           None

OTHER OFFICERS

Russell C. Burk - 1958               2005     Senior Vice President and Senior Officer, The AIM
Senior Vice President and Senior              Family of Funds(R)
Officer
                                              Formerly:  Director of Compliance and Assistant
                                              General Counsel, ICON Advisers, Inc.; Financial
                                              Consultant, Merrill Lynch; and General Counsel and
                                              Director of Compliance, ALPS Mutual Funds, Inc.          N/A

                                                                                                             OTHER
                                    TRUSTEE                                                             TRUSTEESHIP(S)/
   NAME, YEAR OF BIRTH AND          AND/OR                                                              DIRECTORSHIPS(S)
  POSITION(S) HELD WITH THE         OFFICER                                                                 HELD BY
         TRUST                      SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         TRUSTEE/DIRECTOR
--------------------------------   --------   ------------------------------------------------------   -----------------
John M. Zerr - 1962                  2006     Director, Senior Vice President, Secretary and           N/A
Senior Vice President, Chief                  General Counsel, Invesco Aim Management Group, Inc.,
Legal Officer and Secretary                   Invesco Aim Advisors, Inc. and Invesco Aim Capital
                                              Management, Inc.; Director, Vice President and
                                              Secretary, Invesco Aim Investment Services, Inc. and
                                              INVESCO Distributors, Inc.; Director, Senior Vice
                                              President and Secretary, Invesco Aim Distributors,
                                              Inc.; Director and Vice President, INVESCO Funds
                                              Group, Inc.; Senior Vice President, Chief Legal
                                              Officer and Secretary, The AIM Family of Funds(R);
                                              and Manager, PowerShares Capital Management LLC

                                              Formerly:  Director, Vice President and Secretary,
                                              Fund Management Company; Vice President, Invesco Aim
                                              Capital Management, Inc.; Chief Operating Officer,
                                              Senior Vice President, General Counsel and Secretary,
                                              Liberty Ridge Capital, Inc. (an investment adviser);
                                              Vice President and Secretary, PBHG Funds (an
                                              investment company); Vice President and Secretary,
                                              PBHG Insurance Series Fund (an investment company);
                                              General Counsel and Secretary, Pilgrim Baxter Value
                                              Investors (an investment adviser); Chief Operating
                                              Officer, General Counsel and Secretary, Old Mutual
                                              Investment Partners (a broker-dealer); General
                                              Counsel and Secretary, Old Mutual Fund Services (an
                                              administrator); General Counsel and Secretary, Old
                                              Mutual Shareholder Services (a shareholder servicing
                                              center); Executive Vice President, General Counsel
                                              and Secretary, Old Mutual Capital, Inc. (an
                                              investment adviser); and Vice President and
                                              Secretary, Old Mutual Advisors Funds (an investment
                                              company)

Lisa O. Brinkley - 1959              2004     Global Compliance Director, Invesco Ltd.; and Vice       N/A
Vice President                                President, The AIM Family of Funds(R)

                                              Formerly:  Senior Vice President, Invesco Aim
                                              Management Group, Inc.; Senior Vice President and
                                              Chief Compliance Officer, Invesco Aim Advisors, Inc.
                                              and The AIM Family of Funds(R); Vice President and
                                              Chief Compliance Officer, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Distributors, Inc.;
                                              Vice President, Invesco Aim Investment Services, Inc.
                                              and Fund Management Company; and Senior Vice
                                              President and Compliance Director, Delaware
                                              Investments Family of Funds

                                                                                                             OTHER
                                    TRUSTEE                                                             TRUSTEESHIP(s)/
   NAME, YEAR OF BIRTH AND          AND/OR                                                              DIRECTORSHIPS(s)
  POSITION(s) HELD WITH THE         OFFICER                                                                 HELD BY
         TRUST                      SINCE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS         TRUSTEE/DIRECTOR
--------------------------------   --------   ------------------------------------------------------   -----------------
Kevin M. Carome - 1956               2003     General Counsel, Secretary and Senior Managing
Vice President                                Director, Invesco Ltd.; Director and Secretary,
                                              Invesco Holding Company Limited, IVZ, Inc. and
                                              INVESCO Group Services, Inc; Director, INVESCO Funds
                                              Group, Inc.; Secretary, INVESCO North American
                                              Holdings, Inc.; and Vice President, The AIM Family of
                                              Funds(R)

                                              Formerly:  Director, Senior Vice President, Secretary    N/A
                                              and General Counsel, Invesco Aim Management Group,
                                              Inc. and Invesco Aim Advisors, Inc.; Senior Vice
                                              President, Invesco Aim Distributors, Inc.; Director,
                                              General Counsel and Vice President, Fund Management
                                              Company; Vice President, Invesco Aim Capital
                                              Management, Inc. and Invesco Aim Investment Services,
                                              Inc.; Senior Vice President, Chief Legal Officer and
                                              Secretary, The AIM Family of Funds(R); Director and
                                              Vice President, INVESCO Distributors, Inc.; Chief
                                              Executive Officer and President, INVESCO Funds Group;
                                              and Senior Vice President and General Counsel,
                                              Liberty Financial Companies, Inc.

Sidney M. Dilgren - 1961             2004     Vice President , Invesco Aim Advisors, Inc. and          N/A
Vice President, Treasurer and                 Invesco Aim Capital Management, Inc.; and Vice
Principal Financial Officer                   President, Treasurer and Principal Financial Officer,
                                              The AIM Family of Funds(R)

                                              Formerly:  Fund Treasurer, Invesco Aim Advisors,
                                              Inc.; Senior Vice President, Invesco Aim Investment
                                              Services, Inc. and Vice President, Invesco Aim
                                              Distributors, Inc.

Karen Dunn Kelley - 1960             1993     Head of Invesco's World Wide Fixed Income and Cash
Vice President                                Management Group; Director of Cash Management and
                                              Senior Vice President, Invesco Aim Advisors, Inc. and
                                              Invesco Aim Capital Management, Inc.; Executive Vice
                                              President, Invesco Aim Distributors, Inc.; Senior
                                              Vice President, Invesco Aim Management Group, Inc.;
                                              Vice President, The AIM Family of Funds(R) (other
                                              than AIM Treasurer's Series Trust, Short-Term
                                              Investments Trust and Tax-Free Investments Trust);
                                              and President and Principal Executive Officer, The
                                              AIM Family of Funds(R) (AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and Tax-Free Investments
                                              Trust only)

                                              Formerly:  Director and President, Fund Management       N/A
                                              Company; Chief Cash Management Officer and Managing
                                              Director, Invesco Aim Capital Management, Inc.; and
                                              Vice President, Invesco Aim Advisors, Inc. and The
                                              AIM Family of Funds(R) (AIM Treasurer's Series Trust,
                                              Short-Term Investments Trust and Tax-Free Investments
                                              Trust only)

                                                                                                             OTHER
                                    TRUSTEE                                                             TRUSTEESHIP(s)/
   NAME, YEAR OF BIRTH AND          AND/OR                                                              DIRECTORSHIPS(s)
  POSITION(s) HELD WITH THE         OFFICER                                                                 HELD BY
         TRUST                      SINCE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS         TRUSTEE/DIRECTOR
--------------------------------   --------   ------------------------------------------------------   -----------------
Lance A. Rejsek - 1967               2005     Anti-Money Laundering Compliance Officer, Invesco Aim    N/A
Anti-Money Laundering Compliance              Advisors, Inc., Invesco Aim Capital Management, Inc.,
Officer                                       Invesco Aim Distributors, Inc., Invesco Aim
                                              Investment Services, Inc., Invesco Aim Private Asset
                                              Management, Inc. and The AIM Family of Funds(R)

                                              Formerly:  Anti-Money Laundering Compliance Officer,
                                              Fund Management Company; and Manager of the Fraud
                                              Prevention Department, Invesco Aim Investment
                                              Services, Inc.

Todd L. Spillane - 1958              2006     Senior Vice President, Invesco Aim Management Group      N/A
Chief Compliance Officer                      Inc.; Senior Vice President and Chief Compliance
                                              Officer, Invesco Aim Advisors, Inc. and Invesco Aim
                                              Capital Management, Inc.; Chief Compliance Officer,
                                              The AIM Family of Funds(R), Invesco Global Asset
                                              Management (N.A.), Inc. (registered investment
                                              advisor), Invesco Institutional (N.A.), Inc.
                                              (registered investment advisor), INVESCO Private
                                              Capital Investments, Inc. (holding company), Invesco
                                              Private Capital, Inc. (registered investment advisor)
                                              and Invesco Senior Secured Management, Inc.
                                              (registered investment advisor); and Vice President,
                                              Invesco Aim Distributors, Inc. and Invesco Aim
                                              Investment Services, Inc.

                                              Formerly:  Vice President, Invesco Aim Capital
                                              Management, Inc. and Fund Management Company;  Global
                                              Head of Product Development, AIG-Global Investment
                                              Group, Inc.; and Chief Compliance Officer and Deputy
                                              General Counsel, AIG-SunAmerica Asset Management

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2007



                                                           Aggregate Dollar Range of Equity
                                                             Securities in All Registered
                                                           Investment Companies Overseen by
                       Dollar Range of Equity Securities     Trustee in The AIM Family of
   Name of Trustee             Per Fund                            Funds(R)
--------------------   ---------------------------------   ---------------------------------
Martin L. Flanagan                    -0-                            Over $100,000
Philip A. Taylor                      -0-                                      -0-
Bob R. Baker                          -0-                            Over $100,000
Frank S. Bayley                       -0-                            Over $100,000
James T. Bunch                        -0-                            Over $100,000(3)
Bruce L. Crockett                     -0-                            Over $100,000(3)
Albert R. Dowden                      -0-                            Over $100,000
Jack M. Fields                        -0-                            Over $100,000(3)
Carl Frischling                       -0-                            Over $100,000(3)
Prema Mathai-Davis                    -0-                            Over $100,000(3)
Lewis F. Pennock                      -0-                            Over $100,000
Larry Soll                            -0-                            Over $100,000(3)
Raymond Stickel, Jr.                  -0-                            Over $100,000


----------



(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D


                           TRUSTEE COMPENSATION TABLE



      Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco Aim during the year ended December 31,2007:



                                        RETIREMENT
                        AGGREGATE        BENEFITS          ESTIMATED           TOTAL
                       COMPENSATION       ACCRUED            ANNUAL         COMPENSATION
                         FROM THE         BY ALL         BENEFITS UPON      FROM ALL AIM
TRUSTEE                  TRUST(1)      AIM FUNDS(2)      RETIREMENT(3)        FUNDS(4)
--------------------   ------------   ---------------   ----------------   --------------
Bob R. Baker                $           $   234,974        $   188,144       $   232,400
Frank S. Bayley                             164,614            126,750           249,300
James T. Bunch                              159,121            126,750           215,500
Bruce L. Crockett                            85,879            126,750           452,100
Albert R. Dowden                            115,299            126,750           249,300
Jack M. Fields                              110,194            126,750           215,500
Carl Frischling(5)                           96,575            126,750           215,500
Prema Mathai-Davis                          109,077            126,750           232,400
Lewis F. Pennock                             88,793            126,750           215,500
Ruth H. Quigley(6)                          192,521            126,750           249,300
Larry Soll                                  203,535            147,748           215,500
Raymond Stickel, Jr.                         85,977            126,750           249,300
OFFICER
Russell Burk                                    N/A                N/A               N/A


-----------

(1) Amounts shown are based on the fiscal year ended December 31, 2007. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2007, including earnings, was $________.



(2) During the fiscal year ended December 31, 2007, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $_______.


(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustee's retirement and assumes each trustee serves until his or her normal retirement date.


(4) All trustees currently serve as trustees of 16 registered investment companies advised byInvesco AIM.



(5) During the fiscal year ended December 31, 2007 the Trust paid $_______ in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.



(6)   Miss Quigley retired effective December 31, 2007.

                                   APPENDIX E

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                           INVESCO AIM ADVISORS, INC.

INVESCO AIM PROXY VOTING GUIDELINES
(Effective as of March 31, 2008)

The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc and Invesco Aim Private Asset Management, Inc. (collectively, "Invesco Aim").(1)

INTRODUCTION

OUR BELIEF

The AIM Funds Boards of Trustees and Invesco Aim's investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders' and other account holders' interests. Our voting decisions are intended to enhance each company's total shareholder value over Invesco Aim's typical investment horizon.

Proxy voting is an integral part of Invesco Aim's investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim's proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients' economic interests, or to favor a particular client or business relationship to the detriment of others.

PROXY ADMINISTRATION

The Invesco Aim Proxy Committee (the "Proxy Committee") consists of members representing Invesco Aim's Investments, Legal and Compliance departments. Invesco Aim's Proxy Voting Guidelines (the "Guidelines") are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim's portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco Aim's investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams' ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company's Board of Directors.

IMPORTANT PRINCIPLES UNDERLYING THE INVESCO AIM PROXY VOTING GUIDELINES

I.   ACCOUNTABILITY

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board's accountability to its shareholders. Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders' influence over the board or over management.

The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.

     - Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

          Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim's investment thesis on a company.

     - Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company's directors. In situations where directors' performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called "clawback" provisions.

     - Auditors and Audit Committee members. Invesco Aim believes a company's Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company's financial statements and reports.

     - Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

     - Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.

     - Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

     - Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

     - Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company's board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

     - Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II.  INCENTIVES

Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account's investment.

Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.

     - Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company's performance under the executives' tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company's compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee's accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year's compensation record to an advisory shareholder vote, or so-called "say on pay" proposals.

     - Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan's estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability to automatically replenish shares without shareholder approval.

     - Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

     - Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III. CAPITALIZATION

Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company's stated reasons for the request. Except where the request could adversely affect the fund's ownership stake or voting rights, AIM generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim's investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.  MERGERS, ACQUISITIONS AND OTHER CORPORATE ACTIONS

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.   ANTI-TAKEOVER MEASURES

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.  SHAREHOLDER PROPOSALS ON CORPORATE GOVERNANCE

Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate-governance standards indicate that such additional protections are warranted.

VII. SHAREHOLDER PROPOSALS ON SOCIAL RESPONSIBILITY

The potential costs and economic benefits of shareholder proposals seeking to amend a company's practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim's typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII. ROUTINE BUSINESS MATTERS

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board's discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.

SUMMARY

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim's decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company's stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.

EXCEPTIONS

In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company's proxy exceeds any anticipated benefits of that proxy proposal.

SHARE-LENDING PROGRAMS

One reason that some portion of Invesco Aim's position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower's name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company's proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund's full position.

"SHARE-BLOCKING"

Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as "share-blocking." Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund's or other account's temporary inability to sell the security.

INTERNATIONAL CONSTRAINTS

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

EXCEPTIONS TO THESE GUIDELINES

Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds' shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds' shareholders and other account holders, and will promptly inform the funds' Boards of Trustees of such vote and the circumstances surrounding it.

RESOLVING POTENTIAL CONFLICTS OF INTEREST

A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim's products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.

Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines;
(2) Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim's marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim's Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim's voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim's asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

POLICIES AND VOTE DISCLOSURE

A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

FOOTNOTES

(1) AIM Funds not managed by Invesco Aim Advisors, Inc., are governed by the proxy voting policies of their respective sub-advisors. Proxy Voting Guidelines applicable to AIM CHINA FUND, AIM FLOATING RATE FUND, AIM GLOBAL REAL ESTATE FUND, AIM INTERNATIONAL CORE EQUITY FUND, AIM INTERNATIONAL TOTAL RETURN FUND, AIM JAPAN FUND, AIM LIBOR ALPHA FUND, AIM REAL ESTATE FUND, AIM S&P 500 INDEX FUND, AIM SELECT REAL ESTATE INCOME FUND, AIM STRUCTURED CORE FUND, AIM STRUCTURED GROWTH FUND, AIM STRUCTURED VALUE FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, SERIES C and SERIES M are available at our website, http://www.invescoaim.com.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                   INVESCO ASSET MANAGEMENT DEUTSCHLAND, GMBH

                                 (INVESCO LOGO)

                               PROXY VOTING POLICY
                            INVESCO ASSET MANAGEMENT
                                DEUTSCHLAND GMBH

                                                                   December 2007

                                 GENERAL POLICY

INVESCO has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

INVESCO believes that it has a duty to manage clients' assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.

INVESCO reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.

                              PROXY VOTING POLICIES

VOTING OF PROXIES

INVESCO will on a fund by fund basis, decide whether it will vote proxies and if so, for which parts of the portfolio it will voted for. If INVESCO decides to vote proxies, it will do so in accordance with the procedures set forth below. If the client retains in writing the right to vote or if INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith, it will refrain from voting.

BEST ECONOMIC INTERESTS OF CLIENTS

In voting proxies, INVESCO will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. INVESCO endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.

CERTAIN PROXY VOTES MAY NOT BE CAST

In some cases, INVESCO may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. INVESCO typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If

INVESCO does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client.

ISS SERVICES

INVESCO has contracted with Institutional Shareholder Services ("ISS"), an independent third party service provider, to vote INVESCO's clients' proxies according to ISS's proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which INVESCO has proxy voting responsibility. On an annual basis, INVESCO will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and
(ii) can make such recommendations in an impartial manner and in the best economic interest of INVESCO's clients. This may include a review of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.

Custodians forward proxy materials for clients who rely on INVESCO to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If INVESCO receives proxy materials in connection with a client's account where the client has, in writing, communicated to INVESCO that the client, plan fiduciary or other third party has reserved the right to vote proxies, INVESCO will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where INVESCO, or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) INVESCO decides to override the ISS vote recommendation, the Proxy Voting Committee (PVC) of the International Structured Products Group and the Compliance Officer will review the issue and direct ISS how to vote the proxies as described below.

ISS RECUSAL

When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Voting Committee (PVC) of the International Structured Products Group and the Compliance Officer will review the issue and, if INVESCO does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where INVESCO has a conflict of interest, INVESCO, in its sole discretion, shall either (a) vote the proxies pursuant to ISS's general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.

OVERRIDE OF ISS RECOMMENDATION

There may be occasions where the INVESCO investment personnel or senior officers seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Proxy Voting Committee
(PVC) of the International Structured Products Group. Upon review of the documentation and consultation with the individual and others as the PVC deems appropriate, the PVC together with the Compliance Officer may make a determination to override the ISS voting recommendation if they determine that it is in the best economic interests of clients.

PROXY VOTING RECORDS

Clients may obtain information about how INVESCO voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information.

                              CONFLICTS OF INTEREST

PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE

In order to avoid voting proxies in circumstances where INVESCO or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to INVESCO includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Voting Committee (PVC) of the International Structured Products Group together with the Compliance Officer shall determine how the proxy is to be voted and instruct accordingly in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between INVESCO, as the investment manager, and clients.

For each director, officer and employee of INVESCO ("INVESCO person"), the interests of INVESCO's clients must come first, ahead of the interest of INVESCO and any person within the INVESCO organization, which includes INVESCO's affiliates.

Accordingly, each INVESCO person must not put "personal benefit," whether tangible or intangible, before the interests of clients of INVESCO or otherwise take advantage of the relationship to INVESCO's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of INVESCO, as appropriate. It is imperative that each of INVESCO's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of INVESCO's clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if INVESCO has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An INVESCO person shall not be considered to have a conflict of interest if the INVESCO person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Compliance Officer.

The following are examples of situations where a conflict may exist:

     - Business Relationships - where INVESCO manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

     - Personal Relationships - where a INVESCO person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

     - Familial Relationships - where an INVESCO person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity and where clients' funds are invested in that company's shares, it will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.

It is the responsibility of the INVESCO person to report any real or potential conflict of interest of which such individual has actual knowledge to the Compliance Officer, who shall present any such information to the Head of Continental Europe Compliance. However, once a particular conflict has been reported to the Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.

In addition, any INVESCO person who submits an ISS override recommendation to the Proxy Voting Committee (PVC) of the International Structured Products Group shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.

In addition, the Proxy Voting Committee (PVC) of the International Structured Products Group must notify INVESCO's Compliance Officer with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Compliance Officer will investigate the allegations and will report his or her findings to the INVESCO Risk Management Committee and to the Head of Continental Europe Compliance. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Voting Committee (PVC) of the International Structured Products Group together with the Compliance Officer shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.

                           ISS PROXY VOTING GUIDELINES

A copy of the most recent ISS Proxy Voting Guidelines Summary can be found on ISS's website at www.issproxy.com. From this website, click on ISS Governance Services tab, next click on "Policy Gateway", next click on "2008 Policy Information", and then click on "Download 2008 U.S. Proxy Voting Guidelines Summary."

                                                                      APPENDIX A

                        ACKNOWLEDGEMENT AND CERTIFICATION

     I acknowledge that I have read the INVESCO Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the INVESCO Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.

                                        ----------------------------------------
                                                       Print Name


-------------------------------------   ----------------------------------------
                 Date                                   Signature

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                        INVESCO ASSET MANAGEMENT LIMITED

                                INVESCO PERPETUAL

                         POLICY ON CORPORATE GOVERNANCE

1.   INTRODUCTION

     INVESCO PERPETUAL (IP) has adopted a clear and considered policy towards its responsibility as a shareholder. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests comply with local recommendations and practices, such as the UK Combined Code issued by the Committee on Corporate Governance and/or the US Department of Labour Interpretive Bulletins.

2.   RESPONSIBLE VOTING

     IP has a responsibility to optimise returns to its clients. As a core part of the investment process, Fund Managers will endeavour to establish a dialogue with management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

     IP considers that shareholder activism is fundamental to good Corporate Governance. Whilst this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met.

     One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote shares, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients. As a result of these two factors, IP will tend to vote on all UK and European shares, but to vote on a more selective basis on other shares. (See Appendix I - Voting on non-UK/European shares)

     IP considers that the voting rights attached to its clients' investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman. In doing this, IP will have in mind three objectives:

     i) To protect the rights of its clients

     ii) To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and

     iii) To protect the long-term value of its clients' investments.

     It is important to note that, when exercising voting rights, a third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a Board on a particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

     IP will exercise actively the voting rights represented by the shares it manages on behalf of its investors.

     Note: Share Blocking

     Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

3.   VOTING PROCEDURES

     IP will endeavour to keep under regular review with trustees, depositaries and custodians the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions.

     IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

     IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower).

4.   DIALOGUE WITH COMPANIES

     IP will endeavour, where practicable in accordance with its investment processes, to enter into a dialogue with companies based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with Company Boards and senior non-Executive Directors, IP will endeavour to cover any matters with particular relevance to shareholder value.

     Specifically when considering resolutions put to shareholders, IP will pay attention to the companies' compliance with the relevant local requirements. In addition, when analysing the company's prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:

     -    Nomination and audit committees

     -    Remuneration committee and directors' remuneration

     -    Board balance and structure

     -    Financial reporting principles

     -    Internal control system and annual review of its effectiveness

     -    Dividend and Capital Management policies

5.   NON-ROUTINE RESOLUTIONS AND OTHER TOPICS

     These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such would be all SRI issues (i.e. those with social, environmental or ethical connotations), political donations, and any proposal raised by a shareholder or body of shareholders (typically a pressure group).

     Apart from the three fundamental voting objectives set out under 'Responsible Voting' above, considerations that IP might apply to non-routine proposals will include:

     i) The degree to which the company's stated position on the issue could affect its reputation and/or sales, or leave it vulnerable to boycott or selective purchasing

     ii) What other companies have done in response to the issue

     iii) Whether implementation would achieve the objectives sought in the proposal

     iv) Whether the matter is best left to the Board's discretion.

6.   EVALUATION OF COMPANIES' CORPORATE GOVERNANCE ARRANGEMENTS

     IP will, when evaluating companies' governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors drawn to their attention.

7.   DISCLOSURE

     On request from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that

     (i) in IP's discretion, to do so does not conflict with the best interests of other clients and

     (ii) it is understood that IP will not be held accountable for the expression of views within such voting instructions and

     (iii) IP are not giving any assurance nor undertaking any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding 3 months will not normally be provided.

Note: The record of votes will reflect the voting instruction of the relevant
      Fund Manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

                                   APPENDIX I

                        VOTING ON NON-UK/EUROPEAN SHARES

When deciding whether to exercise the voting rights attached to its clients' non-UK/European shares, IP will take into consideration a number of factors. These will include:

     - the likely impact of voting on management activity, versus the cost to the client

     - the portfolio management restrictions (e.g. share blocking) that may result from voting

     -    the preferences, where expressed, of clients

Generally, IP will vote on non-UK/European shares by exception only, except where the client or local regulator expressly requires voting on all shares.

SHARE BLOCKING

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                    INVESCO ASSET MANAGEMENT (JAPAN) LIMITED

                               (Quick Translation)

                    INTERNAL RULES ON PROXY VOTING EXECUTION

(PURPOSE)

ARTICLE 1

INVESCO Asset Management (Japan) Limited (referred to as "INVESCO" thereafter)] assumes a fiduciary responsibility to vote proxies in the best interest of its trustors and beneficiaries. In addition, INVESCO acknowledges its responsibility as a fiduciary to vote proxies prudently and solely for the purpose of maximizing the economic values of trustors (investors) and beneficiaries. So that it may fulfill these fiduciary responsibilities to trustors (investors) and beneficiaries , INVESCO has adopted and implemented these internal rules reasonably designed to ensure that the business operations of the company to invest are appropriately conducted in the best interest of shareholders and are always monitored by the shareholders.

(PROXY VOTING POLICY)

ARTICLE 2

INVESCO exercises the voting right in the best interest of its trustors and beneficiaries not in the interests of the third parties. The interests of trustors and beneficiaries are defined as the increase of the value of the enterprise or the expansion of the economic value of the shareholders or to protect these values from the impairment.

(VOTING EXERCISE STRUCTURE)

ARTICLE 3

Please refer to the Article 2 of Proxy Voting basic Policy as per attached.

(PROXY VOTING GUIDELINES)

ARTICLE 4

Please refer to Proxy Voting Guidelines (Attachment 2).

(PROXY VOTING PROCESS)

ARTICLE 5

1. DOMESTIC EQUITIES

     (1) Notification on the shareholder meeting will be delivered to Operations from trustee banks which will be in turn forwarded to the person in charge of equities investment. The instruction shall be handled by Operations.

     (2) The person in charge of equities investment scrutinizes the subjects according to the "Screening Standard" and forward them to the proxy voting committee("Committee").

     (3) In case of asking for the outside counsel, to forward our proxy voting guidelines("Guidlines") to them beforehand and obtain their advice

     (4) In either case of [2] or [3], the person in charge shall make proposal to the committee to ask for their "For", "Against", "Abstention", etc.

     (5) The committee scrutinizes the respective subjects and approves/disapproves with the quorum of two thirds according to the Guidelines.

     (6) In case where as to the subject which the Committee judges as inappropriate according to the Guidelines and/or the subject which cannot obtain the quorum, the Committee will be held again to discuss the subject.

2. FOREIGN EQUITIES

     (1) As to the voting exercise of the foreign equities, we shall consider the manners and customs of the foreign countries as well as the costs.

     (2) As to the voting process, the above process of the domestic equities shall be accordingly adjusted and applied.

(DISCLOSURE OF INFORMATION)

ARTICLE 6

In case of the request from the customers, we can disclose the content.

(VOTING RECORD)

ARTICLE 7

[ ]  The Committee preserves the record of Attachment 1 for one year.

[ ] The administration office is the Investment Division which shall preserve all the related documents of this voting process.

[ ] Operations which handle the instruction shall preserve the instruction documents for 10 years after the termination of the ITM funds or the termination of the investment advisory contracts.

Article 8 and addendum are omitted.

                            PROXY VOTING BASIC POLICY

1. Basic Thought on Proxy Voting

     - INVESCO makes efforts to maximize the entrusted assets in terms of fiduciary duties in investing the funds entrusted by the trustors (investors ) and the beneficiaries.

     - For the purpose of maximizing the invested assets and the value of the equities, INVESCO always monitors the invested companies to operate appropriately as a shareholder in the best interests of the shareholders.

     - From the above point of view, INVESCO has adopted and implemented this Proxy Voting Basic Policy and Proxy Voting Policy and Procedure to fulfill the proxy voting rights properly.

     - In exercising the proxy voting rights, INVESCO fulfills the voting rights in the benefits of the trustors (investors ) and the beneficiaries not in the benefits of the third parties.

2. Voting Process and Structure

     - INVESCO establishes the Proxy Voting Committee (referred to as "Committee" thereafter) which executes the proxy voting rights.

     - The Committee is composed of the chairman who is designated by Japanese Management Committee (referred to as "J-Mac" thereafter) and the members appointed by the chairman. Persons in charge of Investment Division and Legal & Compliance Division shall be mandatory members.

     - The Committee has been delegated the judgment power to execute the voting right from the J-Mac.

     - The Committee has worked out the subjects according to the pre-determined "Screening Standard" in terms of benefits of the shareholders and executes the voting rights based on the "Proxy Voting Guidelines".

     - The Committee is occasionally taken the advice from the outside parties according to the "Proxy Voting Guidelines".

          The Committee is held on a monthly basis and the result of the voting execution is to be reported to J-Mac on a monthly basis at least.

3. Screening Standard

     For the purpose of efficient voting execution, INVESCO implements the following screening criteria. The companies fallen under this screening criteria shall be scrutinized according to "Voting Guidelines".

     (1) Quantitative Standard

          1) Low profit margin of operational income and recurrent income for certain periods

          2) Negative Net Assets/Insolvency

          3) Extremely High Dividend Ratios or Low Dividend Ratios

     (2) Qualitative Standard

          1) In breach of the substantial laws or anti-social activities for the past one year

          2) Impairment of the interests of the shareholders for the past one year

     (3) Others

          1) External Auditor's Audit Report with the limited auditor's opinion

          2) Shareholders' proposals

4. Proxy Voting Guidelines

     (1) General Subjects

          1) Any violation of laws and anti-social activities ?

          2) Inappropriate disclosure which impairs the interests of shareholders ?

          3) Enough Business Improvement Efforts ?

     (2) Subjects on Financial Statements

          Any reasonable reasons for Interest Appropriation/Loss Disposal ?

     (3) Amendments to Articles of Incorporations, etc

          Any possibility of the limitation to the shareholder's rights ?

     (4) Directors/Statutory Auditors

          Appointment of the unqualified person, or inappropriate amount of payment/gifts to the unqualified person ?

     (5) Capital Policy/Business Policy

          Unreasonable policy in terms of maximization of the shareholders' interests ?

     (6) Others

          1)Shareholder's Proposals

          Contribution to the increase of the shareholders' economic interests ?

          2)Appointment of Auditor

          Any problem of independency ?

Voting Screening Criteria & Decision Making Documents             (Attachment 1)

Company Name:                                                       Year   Month
-------------                                                       ----   -----


Screening Criteria: Quantitative Criteria (consolidated or (single))

                                                                        Yes    No
                                                                        ---   ---
Consecutive unprofitable settlements for the past 3 years
Consecutive Non dividend payments for the past 3 years
Operational loss for the most recent fiscal year
Negative net assets for the most recent fiscal year
Less than 10% or more than 100% of the dividend ratios for the most recent fiscal year

Screening Criteria/Qualitative Criteria

                                                                        Yes    No
                                                                        ---   ---
Substantial breach of the laws/anti-social activities for the past one year

     If Yes, describe the content of the breach of the law/anti-social activities:

Others, especially, any impairment of the value of the shareholders for the past one year

     If Yes, describe the content of the impairment of the value of shareholders:

Others

                                                                        Yes    No
                                                                        ---   ---
External Auditor's report with the limited auditor's opinion
Shareholder's proposal

Person in charge of equities investment   Initial   Signature

-    If all Nos (ARROW) No objection to the agenda of the shareholders' meeting

- If one or more Yes (ARROW)(Person in charge of equities investment shall fill Out the blanks below and forward to the Committee)

Proposal on Voting Execution

Reason for judgment

Chairman   For   Against   Initial   Signature

Member     For   Against   Initial   Signature
Member     For   Against   Initial   Signature
Member     For   Against   Initial   Signature
Member     For   Against   Initial   Signature
Member     For   Against   Initial   Signature

                                                                  (Attachment 2)

Proxy Voting Guidelines

1. PURPORT OF GUIDELINES

Pursuant to Article 2 of Proxy Voting Policy and Procedure, INVESCO has adopted and implemented the following guidelines and hereby scrutinizes and decides the subjects one by one in light of the guidelines.

2. GUIDELINES

     (1) General Subjects

          1) Any violation of laws and anti-social activities ?

               - To scrutinize and judge respectively the substantial impact over the company's business operations by the above subjects or the impairment of the shareholders' economic value.

          2) Inappropriate disclosure which impairs the interests of shareholders ?

               - To scrutinize and judge respectively the potential impairment of the shareholder's economic value.

          3) Enough Business Improvement Efforts ?

               - Although the continuous extremely unprofitable and the extremely bad performance, the management is in short of business improvement efforts. To scrutinize and judge respectively the cases.

     (2) Subjects on Financial Statements

          1) Interest Appropriation Plan

               (1)  Interest Appropriation Plan (Dividends)

                    - To basically approve unless the extremely overpayment or minimum payment of the dividends

               (2) Interest Appropriation Plan (Bonus payment to corporate officers)

                    - To basically agree but in case where the extremely unprofitable, for example, the consecutive unprofitable and no dividend payments or it is apparent of the impairment of the shareholder's value, to request to decrease the amount or no bonus payment.

               (3) To basically disagree to the interest appropriation plan if no dividend payments but to pay the bonus to the corporate officers without prior assessment.

          2) Loss Disposal Plan

                    To scrutinize and judge respectively

     (3) Amendments to Articles of Incorporation, etc.

          1.   Company Name Change/Address Change, etc.

          2.   Change of Purpose/Method of Public Announcement

          3.   Change of Business Operations, etc.

          4.   Change of Stipulations on Shareholders/Shareholders Meeting

          5. Change of Stipulations on Directors/Board of Directors/Statutory Auditors

               - To basically approve however, in case of the possibility of the limitation to the shareholders' rights, to judge respectively

     (4) Subjects on Corporate Organization

          1)   Composition of Board of Directors Meeting, etc

               - To basically approve the introduction of "Committee Installation Company" or "Substantial Asset Control Institution"

               - To basically approve the introduction of the corporate officer institution. Provided, however, that in case where all directors are concurrent with those committee members and the institutions, to basically disagree. In case of the above introduction, to basically disapprove to the decrease of the board members or adjustment of the remuneration.

          2)   Appointment of Directors

               - To basically disagree in case where the increase of the board members which is deemed to be overstaffed and no explanatory comments on the increase. In case of 21 or more board members, to respectively judge.

               - To basically disagree the re-appointment of the existing directors in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

               - To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.

          3)   Appointment of Outside Directors

               - To basically agree after the confirmation of its independency based on the information obtained from the possible data sources.

               -    To basically disagree the decrease in number.

               - To basically disagree the job concurrence of the competitors' CEO, COO,CFO or concurrence of the outside directors of 4 or more companies.

               - To basically disagree in case of no-independence of the company

               - To basically disagree the extension of the board of directors' term.

          4)   Appointment of Statutory Auditors

               - To basically disagree the appointment of the candidate who is appointed as a director and a statutory auditor by turns.

               - To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.

          5)   Appointment of Outside Statutory Auditors

               - To basically disagree in case where the outside statutory auditor is not actually the outside auditor (the officer or employee of the parent company, etc.)

               - To basically disagree in case where the reason of the decrease in the number is not clearly described.

               - To basically agree in case where the introduction of the "Statutory Auditor Appointment Committee" which includes plural outside statutory auditors.

     (5) Officer Remuneration/officer Retirement Allowances

          1)   Officer Remuneration

               - To basically disagree the amendment of the officer remuneration (unless the decrease in amount or no payment) in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

               - To basically disagree and scrutinize respectively in case where no sufficient explanation of the substantial increase (10% or more per head), or no decrease of the remuneration amount if the number of the officers decrease.

          2)   Officer Retirement Allowance

               -    To basically approve

               - To basically disapprove in case where the payment of the allowance to the outside statutory auditors and the outside directors.

               - To basically disapprove in case where the officer resigned or retired during his/her assignment due to the scandal of the breach of the laws and the anti-social activities.

               - To basically disagree in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

     (2) Capital Policy/Business Policy

          1)   Acquisition of Own shares

               -    To basically approve

               - To basically approve the disposition of the own sharers if the disposition ratio of less than 10% of the total issued shares and the shareholders' equities. In case of 10% or more, to respectively scrutinize.

          2)   Capital Reduction

               To basically disagree in case where the future growth of the business might be substantially decreased.

          3)   Increase of the authorized capital

               To basically disagree in case of the substantial increase of the authorized capital taking into consideration the dilution of the voting right(10% or more) and incentive.

          4) Granting of the stock options to Directors, Statutory Auditors and Employees :

               -    To basically approve

               - To basically disagree in case where the substantial dilution of the value of the stocks (the potential dilution ration is to increase 5% of the total issued stock number) will occur and accordingly decrease of the shareholders' interests.

               - To basically disagree in case where the exercise price is deviated by 10% or more from the market value as of the fiscal year-end

               - To basically disagree the decrease of the exercise price (re-pricing)

                    - To basically disagree in case where the exercise term remains less than 1 year.

                    - To basically disagree in case the scope of the option granted objectives (transaction countereparties)is not so closely connected with the better performance.

          5)   Mergers and Acquisitions

               - To basically disagree in case where the terms and conditions are not advantageous and there is no assessment base by the thirdparty.

               - To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable in comparison with the business strategy.

          6)   Business Transfer/Acceptance

               To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable and extremely unprofitable in comparison with the business strategy.

          7)   Capital Increase by the allocation to the thirdparties

               -    To basically analyze on a case by case basis

               - Provided, however, that to basically approve in case where the companies under the financial difficulties executes as the restructuring of the business.

     (7) Others

          1)   Appointment of Accountant

               -    To basically approve

               -    To basically disapprove on suspicion of its independency.

               [ ] To scrutinize the subjects in case where the decline of the re-appointment due to the conflict of the audit policy.

          2)   Shareholders' proposal

               To basically analyze on a case by case basis The basic judgment criterion is the contribution to the increase of the shareholders' value. However, to basically disapprove in case where to maneuver as a method to resolve the specific social and political problems.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                            INVESCO AUSTRALIA LIMITED

                               PROXY VOTING POLICY

1.   Purpose of this Policy

     INVESCO recognises its fiduciary obligation to act in the best interests of all clients, be they superannuation trustees, institutional clients, unit-holders in managed investment schemes or personal investors. One way INVESCO represents its clients in matters of corporate governance is through the proxy voting process.

     This document sets out INVESCO's policy in relation to proxy voting. It has been approved by the INVESCO Australia Limited Board.

2.   Scope

     This policy applies to all INVESCO portfolios with the following exceptions:

     - "index" or "index like" funds where, due to the nature of the funds, INVESCO will generally abstain from voting;

     - private client or discrete wholesale mandates, where the voting policy has been agreed within the mandate;

     - where investment management of an international fund has been delegated to an overseas AMVESCAP or INVESCO company, proxy voting will rest with that delegated manager.

3.   Policy

     In accordance with industry practices and the IFSA standard on proxy voting, our policy is as follows:

     - INVESCO's overriding principle is that votes will be cast in the best economic interests of investors.

     - INVESCO's intention is to vote on all Australian Company shareholder resolutions however it recognises that in some circumstances it would be inappropriate to vote, or its vote may be immaterial. INVESCO will generally abstain from voting on "routine" company resolutions (eg approval of financial accounts or housekeeping amendments to Articles of Association or Constitution) unless its clients' portfolios in aggregate represent a significant proportion of the shareholdings of the company in question (a significant proportion in this context means 5% or more of the market capitalisation of the company).

     - INVESCO will always vote on the following issues arising in company Annual General Meetings where it has the authority to do so on behalf of clients.

          - contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

          -    employee and executive share and option schemes;

          -    approval of changes of substantial shareholdings;

          -    mergers or schemes of arrangement; and

          -    approval of major asset sales or purchases.

     - Management agreements or mandates for individually-managed clients will provide direction as to who has responsibility for voting.

     - In the case of existing management agreements which do not contain a provision concerning voting authority or are ambiguous on the subject,

          INVESCO will not vote until clear instructions have been received from the client.

     - In the case of clients who wish to place special conditions on the delegation of proxy voting powers, INVESCO will endeavour to accommodate those clients' requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.

     - In considering proxy voting issues arising in respect of unit-holders in managed investment schemes, INVESCO will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unit-holders in the scheme as a whole. INVESCO cannot accept instructions from individual unit-holders as to the exercise of proxy voting authority in a particular instance.

     - In order to facilitate its proxy voting process, INVESCO may retain a professional proxy voting service to assist with in-depth proxy research, vote execution, and the necessary record keeping.

4.   Reporting and Disclosure

     A written record will be kept of the voting decision in each case, and of the reasons for each decision (including abstentions).

     INVESCO will disclose on an annual basis, a summary of its proxy voting statistics on its website as required by IFSA standard No. 13 - Proxy Voting.

5.   Conflicts of Interest

     All INVESCO employees are under an obligation to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of clients.

     INVESCO acknowledges that conflicts of interest do arise and where a conflict of interest is considered material, INVESCO will not vote until a resolution has been agreed upon and implemented.

                              PROXY POLICY APPLIES
                                TO THE FOLLOWING:
                            INVESCO HONG KONG LIMITED

                            INVESCO HONG KONG LIMITED

                               PROXY VOTING POLICY

                                  8 APRIL 2004

TABLE OF CONTENTS

Introduction                                                                   2
1. Guiding Principles                                                          3
2. Proxy Voting Authority                                                      4
3. Key Proxy Voting Issues                                                     7
4. Internal Admistration and Decision-Making Process                          10
5. Client Reporting                                                           12

INTRODUCTION

     This policy sets out Invesco's approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients

     Invesco's proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

1. GUIDING PRINCIPLES

     1.1 Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.

     1.2 The sole objective of Invesco's proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients' investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients' economic interests, or to favour a particular client or other relationship to the detriment of others.

     1.3 Invesco also recognises the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder's role in that process. In particular, it is recognised that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise's Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

     1.4 The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.

     1.5 Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

2. PROXY VOTING AUTHORITY

     2.1 An important dimension of Invesco's approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

     2.2 An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest - with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco's role would be both to make voting decisions on clients' behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.

     2.3 In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.

     2.4  INDIVIDUALLY-MANAGED CLIENTS

     2.4.1 As a matter of general policy, Invesco believes that unless a client's mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client's interests alone.

     2.4.2 The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.

     2.4.3 In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.

     2.4.4 While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognised that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.

     2.4.5 In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.

     2.4.6 Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:

          PROXY VOTING AUTHORITY

          Individually-Managed Clients

          Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.

          In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients' requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.

     2.5  POOLED FUND CLIENTS

     2.5.1 The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.

     2.5.2 These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

     2.5.3 As in the case of individually-managed clients who delegate their proxy voting authority, Invesco's accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager's broader client relationship and reporting responsibilities.

     2.5.4 Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:

          PROXY VOTING AUTHORITY

          Pooled Fund Clients

          In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.

          Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

3. KEY PROXY VOTING ISSUES

     3.1 This section outlines Invesco's intended approach in cases where proxy voting authority is being exercised on clients' behalf.

     3.2 Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.

     3.3 Invesco applies two underlying principles. First, our interpretation of 'material voting issues' is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients' portfolios through investment performance and client service.

     3.4 In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.

     3.5  PORTFOLIO MANAGEMENT ISSUES - ACTIVE EQUITY PORTFOLIOS

     3.5.1 While recognising in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.

     3.5.2 In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco's approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients' portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

     3.5.3 Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority - either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:

          KEY VOTING ISSUES

          Major Corporate Proposals

          Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.

          - contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

          -    approval of changes of substantial shareholdings;

          -    mergers or schemes of arrangement; and

          -    approval of major asset sales or purchases.

          As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments, unless balanced by reasonable increase in net worth of the shareholding.

          Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.

          Invesco's approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.

     3.6  ADMINISTRATIVE ISSUES

     3.6.1 In addition to the portfolio management issues outlined above, Invesco's proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients' behalf.

     3.6.2 There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.

     3.6.3 In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channelled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.

     3.6.4 While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.

     3.6.5 These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company - eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a "yes" vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.

     3.6.6 Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients' investments through portfolio management and client service. The policies outlined below have been prepared on this basis.

          KEY PROXY VOTING ISSUES

          Administrative Constraints

          In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients' portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.

          A significant proportion in this context means 5% or more of the market capitalisation of the company.

4. INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS

     4.1 The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:

                                  (FLOW CHART)

     4.2 As shown by the diagram, a central administrative role is performed by our Settlement Team, located within the Client Administration section. The initial role of the Settlement Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.

     4.3 A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analysing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.

     4.4 Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.

     4.5 The voting decision is then documented and passed back to the Settlement Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Settlement Team logs all proxy voting activities for record keeping or client reporting purposes.

     4.6 A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice. This applies particularly during the company Annual General Meeting "season", when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco's ability to influence a custodian's service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.

     4.7 The following policy commitments are implicit in these administrative and decision-making processes:

          INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS

          Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.

          The voting decision will be made by the Primary Investment Manager responsible for the market in question.

          A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.

          Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients' behalf.

          Invesco's ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

5. CLIENT REPORTING

     5.1  Invesco will keep records of its proxy voting activities.

     5.2 Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.

     5.2 The following points summarise Invesco's policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client's mandate):

          CLIENT REPORTING

          Where proxy voting authority is being exercised on a client's behalf, a statistical summary of voting activity will be provided on request as part of the client's regular quarterly report.

          Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                       INVESCO INSTITUTIONAL (N.A.), INC.
                  INVESCO GLOBAL ASSET MANAGEMENT (N.A.), INC.
                     INVESCO SENIOR SECURED MANAGEMENT, INC.

                                 (INVESCO LOGO)

                              PROXY VOTING POLICIES

                                       AND

                                   PROCEDURES

                                                                   April 1, 2006

                                 GENERAL POLICY

INVESCO Institutional (N.A.), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. (collectively, "INVESCO"), each has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

INVESCO believes that it has a duty to manage clients' assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.

INVESCO reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.

                              PROXY VOTING POLICIES

VOTING OF PROXIES

INVESCO will vote client proxies in accordance with the procedures set forth below unless the client for non-ERISA clients retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) for ERISA clients retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith.

BEST ECONOMIC INTERESTS OF CLIENTS

In voting proxies, INVESCO will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. INVESCO endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.

ISS SERVICES

INVESCO has contracted with Institutional Shareholder Services ("ISS"), an independent third party service provider, to vote INVESCO's clients' proxies according to ISS's proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which INVESCO has proxy voting responsibility. On an annual basis, INVESCO will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and
(ii) can make such recommendations in an impartial manner and in the best economic interest of INVESCO's clients. This may include a review of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.

Custodians forward proxy materials for clients who rely on INVESCO to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If INVESCO receives proxy materials in connection with a client's account where the client has, in writing, communicated to INVESCO that the client, plan fiduciary or other third party has reserved the right to vote proxies, INVESCO will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where INVESCO, or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) INVESCO decides to override the ISS vote recommendation, the Proxy Committee will review the issue and direct ISS how to vote the proxies as described below.

PROXY COMMITTEE

The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The chair of the Proxy Committee shall be chosen by the Chief Compliance Officer of INVESCO. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of INVESCO. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.

Proxy Committee meetings shall be called by the Proxy Manager when override submissions are made and in instances when ISS has recused itself from a vote recommendation. In these situations, the Proxy Committee shall meet and determine how proxies are to be voted in the best interests of clients.

The Proxy Committee periodically reviews new types of corporate governance issues, evaluates proposals not addressed by the ISS proxy voting guidelines in instances when ISS has recused itself, and determines how INVESCO should vote. The Committee monitors adherence to these Procedures, industry trends and reviews the ISS proxy voting guidelines.

ISS RECUSAL

When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Committee will review the issue and, if INVESCO does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where INVESCO has a conflict of interest, INVESCO, in its sole discretion, shall either (a) vote the proxies pursuant to ISS's general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.

OVERRIDE OF ISS RECOMMENDATION

There may be occasions where the INVESCO investment personnel, senior officers or a member of the Proxy Committee seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the ISS voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed conflict of interest issues as discussed below.

PROXY COMMITTEE MEETINGS

When a Proxy Committee Meeting is called, whether because of an ISS recusal or request for override of an ISS recommendation, the Proxy Committee shall review the report of the Chief Compliance Officer as to whether any INVESCO person has reported a conflict of interest.

The Proxy Committee shall review the information provided to it to determine if a real or perceived conflict of interest exists and the minutes of the Proxy Committee shall:

     (1)  describe any real or perceived conflict of interest,

     (2)  discuss any procedure used to address such conflict of interest,

     (3) report any contacts from outside parties (other than routine communications from proxy solicitors), and

     (4) include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.

Based on the above review and determinations, the Proxy Committee will direct ISS how to vote the proxies.

CERTAIN PROXY VOTES MAY NOT BE CAST

In some cases, INVESCO may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. INVESCO typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If INVESCO does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of INVESCO.

PROXY VOTING RECORDS

Clients may obtain information about how INVESCO voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1360 Peachtree Street, N.E., Atlanta, Georgia 30309.

                              CONFLICTS OF INTEREST

PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE

In order to avoid voting proxies in circumstances where INVESCO or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to INVESCO includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Committee shall determine how the proxy is to be voted and instruct the Proxy Manager accordingly in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between INVESCO, as the investment manager, and clients.

For each director, officer and employee of INVESCO ("INVESCO person"), the interests of INVESCO's clients must come first, ahead of the interest of INVESCO and any person within the INVESCO organization, which includes INVESCO's affiliates.

Accordingly, each INVESCO person must not put "personal benefit," whether tangible or intangible, before the interests of clients of INVESCO or otherwise take advantage of the relationship to INVESCO's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of INVESCO, as appropriate. It is imperative that each of INVESCO's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of INVESCO's clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if INVESCO has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An INVESCO person (excluding members of the Proxy Committee) shall not be considered to have a conflict of interest if the INVESCO person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Chief Compliance Officer.

The following are examples of situations where a conflict may exist:

     - Business Relationships - where INVESCO manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

     - Personal Relationships - where a INVESCO person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

     - Familial Relationships - where an INVESCO person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where clients' funds are invested in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.

It is the responsibility of the Proxy Manager and each member of the Proxy Committee to report any real or potential conflict of interest of which such individual has actual knowledge to the Chief Compliance Officer, who shall present any such information to the Proxy Committee. However, once a particular conflict has been reported to the Chief Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.

In addition, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any INVESCO person who submits an ISS override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.

In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the INVESCO Risk Management Committee. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.

Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any real or perceived conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.

                           ISS PROXY VOTING GUIDELINES

A copy of the most recent ISS US Proxy Voting Guidelines Summary can be found on ISS's website at www.issproxy.com. From this website, click on ISS Governance Services tab, next click on "Policy Gateway", next click on "2008 Policy Information", and then click on "Download 2008 U.S. Proxy Voting Guidelines Summary."

                                                                      APPENDIX A

                        ACKNOWLEDGEMENT AND CERTIFICATION

     I acknowledge that I have read the INVESCO Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the INVESCO Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.

                                        ----------------------------------------
                                                        Print Name


-------------------------------------   ----------------------------------------
                Date                                    Signature

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                   INVESCO TRIMARK INVESTMENT MANAGEMENT INC.

                                -    PROXY VOTING

Policy Number: B-6  Effective Date: May 1, 2001  Revision Date: November 6, 2006

PURPOSE AND BACKGROUND

In its trusteeship and management of mutual funds, AIM Trimark acts as fiduciary to the unitholders and must act in their best interests.

APPLICATION

AIM Trimark will make every effort to exercise all voting rights with respect to securities held in the mutual funds that it manages in Canada or to which it provides sub-advisory services, including a Fund registered under and governed by the US Investment Company Act of 1940, as amended (the "US Funds") (collectively, the "Funds"). Proxies for the funds distributed by AIM Trimark Investments and managed by an affiliate or a third party (a "Sub-Advisor") will be voted in accordance with the Sub-Advisor's policy, unless the sub-advisory agreement provides otherwise.

The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund. Portfolio managers must vote proxies in accordance with the Guidelines, as amended from time to time, a copy of which is attached to this policy.

When a proxy is voted against management's recommendation, the portfolio manager will provide to the CIO the reasons in writing for any vote in opposition to management's recommendation.

AIM Trimark may delegate to a third party the responsibility to vote proxies on behalf of all or certain Funds, in accordance with the Guidelines.

RECORDS MANAGEMENT

The Investment Department will endeavour to ensure that all proxies and notices are received from all issuers on a timely basis, and will maintain for all Funds

          -    A record of all proxies received;

          -    a record of votes cast;

          - a copy of the reasons for voting against management; and for the US Funds

          -    the documents mentioned above; and

          - a copy of any document created by AIM Trimark that was material to making a decision how to vote proxies on behalf of a US Fund and that memorializes the basis of that decision.

AIM Trimark has a dedicated Central Proxy Administrator who manages all proxy voting materials. Proxy voting circulars for all companies are received electronically through an external service provider. Circulars for North American companies and ADRs are generally also received in paper format.

Once a circular is received, the Administrator verifies that all shares and Funds affected are correctly listed. The Administrator then gives a copy of the proxy summary to each affected portfolio manager and maintains a tracking list to ensure that all proxies are voted within the prescribed deadlines.

Once voting information has been received from the portfolio managers, voting instructions are sent electronically to the service provider who then forwards the instructions to the appropriate proxy voting agent or transfer agent. The external service provider retains on behalf of AIM Trimark a record of the votes cast and agrees to provide AIM Trimark with a copy of proxy records promptly upon request. The service provider must make all documents available to AIM Trimark for a period of 6 years.

In the event that AIM Trimark ceases to use an external service provider, all documents would be maintained and preserved in an easily accessible place i) for a period of 2 years where AIM Trimark carries on business in Canada and ii) for a period of 3 years thereafter at the same location or at any other location.

REPORTING

The CIO will report on proxy voting to the Fund Boards on an annual basis with respect to all funds managed in Canada or distributed by AIM Trimark Investments and managed by a Sub-Advisor. The CIO will report on proxy voting to the Board of Directors of the US Funds as required from time to time.

In accordance with NI 81-106, proxy voting records for all Canadian mutual funds for years ending June 30th are posted on AIM Trimark's websites. The AIM Trimark Compliance department will review the proxy voting records held by AIM Trimark on an annual basis.

                             AIM TRIMARK INVESTMENTS

                    PROXY VOTING GUIDELINES (APRIL 17, 2006)

PURPOSE

The purpose of this document is to describe AIM Trimark's general guidelines for voting proxies received from companies held in AIM Trimark's Toronto-based funds. Proxy voting for the funds managed on behalf of AIM Trimark on a sub-advised basis (i.e. by other AMVESCAP business units or on a third party basis) are subject to the proxy voting policies & procedures of those other entities. As part of its regular due diligence, AIM Trimark will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.

INTRODUCTION

AIM Trimark has the fiduciary obligation to ensure that the long-term economic best interest of unitholders is the key consideration when voting proxies of portfolio companies.

As a general rule, AIM Trimark shall vote against any actions that would:

          -    reduce the rights or options of shareholders,

          - reduce shareholder influence over the board of directors and management,

          - reduce the alignment of interests between management and shareholders, or

          -    reduce the value of shareholders' investments.

At the same time, since AIM Trimark's Toronto-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the positions of a company's board of directors. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of the company's board of directors.

While AIM Trimark's proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.

These guidelines may be amended from time to time.

CONFLICTS OF INTEREST

When voting proxies, AIM Trimark's portfolio managers assess whether there are material conflicts of interest between AIM Trimark's interests and those of unitholders. A potential conflict of interest situation may include where AIM Trimark or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm AIM Trimark's relationship with the company. In all situations, the portfolio managers will not take AIM Trimark's relationship with the company into account, and will vote the proxies in the best interest of the unitholders. To the extent that a portfolio manager has any conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report to the Chief Investment Officer any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process.

BOARDS OF DIRECTORS

We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company's home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes in an uncontested election of directors are evaluated on a CASE-BY-CASE basis, considering factors that may include:

          -    Long-term company performance relative to a market index,

          -    Composition of the board and key board committees,

          -    Nominee's attendance at board meetings,

          - Nominee's time commitments as a result of serving on other company boards,

          -    Nominee's investments in the company,

          -    Whether the chairman is also serving as CEO, and

          -    Whether a retired CEO sits on the board.


VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering factors that may include:

          - Long-term financial performance of the target company relative to its industry,

          -    Management's track record,

          -    Background to the proxy contest,

          -    Qualifications of director nominees (both slates),

          - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

          -    Stock ownership positions.

MAJORITY THRESHOLD VOTING FOR DIRECTOR ELECTIONS

We will generally vote FOR proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate and timely response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

REIMBURSEMENT OF PROXY SOLICITATION EXPENSES

Decisions to provide reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO

Shareholder proposals to separate the chairman and CEO positions should be evaluated on a CASE-BY-CASE basis.

While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:

          - Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

          -    Majority of independent directors;

          -    All-independent key committees;

          -    Committee chairpersons nominated by the independent directors;

          - CEO performance is reviewed annually by a committee of outside directors; and

          -    Established governance guidelines.

MAJORITY OF INDEPENDENT DIRECTORS

While we generally support shareholder proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.

We generally vote for shareholder proposals that request that the board's audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.

We generally vote FOR proposals that require a certain percentage of a director's compensation to be in the form of common stock.

SIZE OF BOARDS OF DIRECTORS

We believe that the number of directors is important to ensuring the board's effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.

While we will prefer a board of no fewer than 5 and no more than16 members, each situation will be considered on a CASE-BY-CASE basis taking into consideration the specific company circumstances.

CLASSIFIED OR STAGGERED BOARDS

In a classified or staggered board, directors are typically elected in two or more "classes", serving terms greater than one year.

We prefer the annual election of all directors and will generally NOT SUPPORT proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a CASE-BY-CASE basis.

DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION

We recognize that many individuals may be reluctant to serve as corporate directors if they were to be personally liable for all lawsuits and legal costs. As a result, limitations on directors' liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.

We generally vote FOR proposals that limit directors' liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the corporation and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

AUDITORS

A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.

RATIFICATION OF AUDITORS

We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.

We generally vote FOR the reappointment of the company's auditors unless:

          - It is not clear that the auditors will be able to fulfill their function;

          - There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

          - The auditors have a significant professional or personal relationship with the issuer that compromises their independence.

DISCLOSURE OF AUDIT VS. NON-AUDIT FEES

Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.

There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally SUPPORT proposals that call for this disclosure.

COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers and directors and is reasonable on the whole.

While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some of the more common features of these programs (features not specifically itemized below will be considered on a CASE-BY-CASE basis taking into consideration the general principles described above):

CASH COMPENSATION AND SEVERANCE PACKAGES

We will generally SUPPORT the board's discretion to determine and grant appropriate cash compensation and severance packages.

EQUITY BASED PLANS - DILUTION

We will generally vote AGAINST equity-based plans where the total dilution (including all equity-based plans) is excessive.

EMPLOYEE STOCK PURCHASE PLANS

We will generally vote FOR the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a CASE-BY-CASE basis.

LOANS TO EMPLOYEES

We will vote AGAINST the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a CASE-BY-CASE basis.

STOCK OPTION PLANS - BOARD DISCRETION

We will vote AGAINST stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.

STOCK OPTION PLANS - INAPPROPRIATE FEATURES

We will generally vote AGAINST plans that have any of the following structural features:

          - ability to re-price "underwater" options without shareholder approval,

          - ability to issue options with an exercise price below the stock's current market price,

          -    ability to issue "reload" options, or

          -    automatic share replenishment ("evergreen") features.

STOCK OPTION PLANS - DIRECTOR ELIGIBILITY

While we prefer stock ownership by directors, we will SUPPORT stock option plans for directors as long as the terms and conditions of director options are clearly defined and are reasonable.

STOCK OPTION PLANS - REPRICING

We will vote FOR proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.

STOCK OPTION PLANS - VESTING

We will vote AGAINST stock option plans that are 100% vested when granted.

STOCK OPTION PLANS - AUTHORIZED ALLOCATIONS

We will generally vote AGAINST stock option plans that authorize allocation of 25% or more of the available options to any one individual.

STOCK OPTION PLANS - CHANGE IN CONTROL PROVISIONS

We will vote AGAINST stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.

CORPORATE MATTERS

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers & acquisitions on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

COMMON STOCK AUTHORIZATION

We will review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

DUAL CLASS SHARE STRUCTURES

Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.

We will generally vote AGAINST proposals to create or extend dual class share structures where certain stockholders have superior or inferior voting rights to another class of stock.

STOCK SPLITS

We will vote FOR proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

We will vote FOR management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

SHARE REPURCHASE PROGRAMS

We will vote AGAINST proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.

REINCORPORATION

Reincorporation involves re-establishing the company in a different legal jurisdiction.

We will generally vote FOR proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will NOT BE SUPPORTED if solely as part of an anti-takeover defense or as a way to limit directors' liability.

MERGERS & ACQUISITIONS

We will vote FOR merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:

          -    will result in financial and operating benefits,

          -    have a fair offer price,

          -    have favourable prospects for the combined companies, and

          - will not have a negative impact on corporate governance or shareholder rights.

SOCIAL RESPONSIBILITY

We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.

We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.

We SUPPORT efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.

SHAREHOLDER PROPOSALS

Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a CASE-BY-CASE basis with consideration of factors such as:

          - the proposal's impact on the company's short-term and long-term share value,

          -    its effect on the company's reputation,

          -    the economic effect of the proposal,

          -    industry and regional norms applicable to the company,

          -    the company's overall corporate governance provisions, and

          -    the reasonableness of the request.

We will generally SUPPORT shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:

          - the company has failed to adequately address these issues with shareholders,

          - there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

          - the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.

We will generally NOT SUPPORT shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.

ORDINARY BUSINESS PRACTICES

We will generally SUPPORT the board's discretion regarding shareholder proposals that involve ordinary business practices.

PROTECTION OF SHAREHOLDER RIGHTS

We will generally vote FOR shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

BARRIERS TO SHAREHOLDER ACTION

We will generally vote FOR proposals to lower barriers to shareholder action.

SHAREHOLDER RIGHTS PLANS

We will generally vote FOR proposals to subject shareholder rights plans to a shareholder vote.

OTHER

We will vote AGAINST any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

We will vote AGAINST any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).

                                   APPENDIX F

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

      A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of January 31, 2008.


AIM V.I. BASIC BALANCED FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE INSURANCE COMPANY
GLAC PROPRIETARY
FINANCIAL CONTROL UNIT                                       57.63%                      -
P.O. BOX 94210
PALATINE, IL 60094-4210

ALLSTATE LIFE INSURANCE CO.
GLAC AIM VA1 AND SPVL-VL
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                     12.37%                      -

ALLSTATE LIFE INSURANCE CO. OF NEW YORK
NY PROPRIETARY
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                      7.49%                      -

ALLSTATE LIFE INSURANCE CO.
ATTN:  FINANCIAL CONTROL UNIT
P.O. BOX 94200
PALATINE, IL  60094-4200                                      5.51%                      -

ALLSTATE LIFE INSURANCE CO.
GLAC VA3
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                         -                   33.22%

AIM V.I. BASIC BALANCED FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                       OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
MINNESOTA LIFE INSURANCE CO.
Attn:A6-5216
400 ROBERT ST. N
ST PAUL, MN  55101-2037                                          -                   58.86%


AIM V.I. BASIC VALUE FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                    RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE INSURANCE CO.
AIM VI-AIM VA3
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL 60094-4210                                         -                      5.45%

ALLSTATE LIFE INSURANCE COMPANY
GLAC PROPRIETARY
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                      5.26%                        -

AMERICAN ENTERPRISE LIFE INS CO.
1497 AXP FINANCIAL CTR.
MINNEAPOLIS, MN  55474-0014                                      -                     13.88%

COMMONWEALTH ANNUITY AND LIFE
INSURANCE COMPANY
SEPARATE ACCOUNTING
MAIL STATION S310
440 LINCOLN ST.
WORCESTER, MA  01653-0002                                        -                      7.40%

GE LIFE AND ANNUITY ASSURANCE CO.
VARIABLE EXTRA CREDIT
 Attn: VARIABLE ACCOUNTING
6610 W. BROAD ST.
RICHMOND, VA  23230-1702                                         -                      8.74%

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
Attn: DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                     58.03%                        -

AIM V.I. BASIC VALUE FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                    RECORD
---------------------------------------------           ----------------          ----------------
HARTFORD LIFE SEPARATE ACCOUNT
Attn: DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                     20.61%                        -

LINCOLN BENEFIT LIFE
2940 S 84TH ST.
LINCOLN, NE  68506-4142                                       5.66%                        -

NATIONWIDE INSURANCE COMPANY NWVAII
C/O IPO PORTFOLIO ACCOUNTING
P.O. BOX 182029
COLUMBUS, OH  43218-2029                                         -                     16.76%

TRANSAMERICA LIFE INSURANCE CO.
LANDMARK
Attn:  FMD OPERATIONAL ACCOUNTING
4333 EDGEWOOD RD. NE
CEDAR RAPIDS, IA  52499-0001                                     -                     13.43%


AIM V.I. CAPITAL APPRECIATION FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                    RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE INSURANCE CO.
Attn: FINANCIAL CONTROL-CIGNA
P.O. BOX 94200
PALATINE, IL 60094-4200                                       7.08%                        -

ALLSTATE LIFE INSURANCE COMPANY
GLAC PROPRIETARY
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                      8.07%                        -

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
Attn:  DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                     10.08%                        -

AIM V.I. CAPITAL APPRECIATION FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                    RECORD
---------------------------------------------           ----------------          ----------------
IDS LIFE INSURANCE CO.
222 AXP FINANCIAL CENTER
MINNEAPOLIS, MN  55474-0002                                   9.17%                         %

IDS LIFE INSURANCE CO.
222 AXP FINANCIAL CENTER
MINNEAPOLIS, MN  55474-0002                                      -                     63.37

ING LIFE INSURANCE AND ANNUITY CO.
CONVEYOR
ONE ORANGE WAY B3N
WINDSOR, CT  06095                                            6.44%                        -

MERRILL LYNCH PIERCE FENNER & SMITH
FBO THE SOLE BENEFIT OF CUSTOMERS
4800 DEER LAKE DR. E.
JACKSONVILLE, FL  32246-6484                                  7.40%                        -
NATIONWIDE INSURANCE CO. NWVAII
C/O IPO PORTFOLIO ACCOUNTING
P.O. BOX 182029
COLUMBUS, OH  43218-2029                                         -                      5.05%

PHOENIX HOME LIFE
Attn:  BRIAN COOPER
P.O. BOX 22012
ALBANY, NY  12201-2012                                        6.39%                        -


AIM V.I. CAPITAL DEVELOPMENT FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                    RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE INSURANCE COMPANY
GLAC PROPRIETARY
P.O. BOX 94210
PALATINE, IL 60094-4210                                      12.20%                        -

ANNUITY INVESTORS LIFE INSURANCE CO.
Attn:  TODD GAYHART
580 WALNUT ST.
CINCINNATI, OH  45202-3110                                   15.59%                        -

IDS LIFE INSURANCE CO.
222 AXP FINANCIAL CENTER
MINNEAPOLIS, MN  55474-0002                                  45.08%                         %

AIM V.I. CAPITAL DEVELOPMENT FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                    SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                    RECORD
---------------------------------------------           ----------------          ----------------
IDS LIFE INSURANCE CO.
222 AXP FINANCIAL CTR.
MINNEAPOLIS, MN  55474-0002                                      -                     43.69%

NATIONWIDE INSURANCE CO.  NWLVI4
C/O  IPO PORTFOLIO ACCOUNTING
P.O. BOX 182029
COLUMBUS, OH  43218-2029                                     10.92                         %

NATIONWIDE INSURANCE CO.  NWVAII
C/O IPO PORTFOLIO ACCOUNTING
P.O. BOX 182029
COLUMBUS, OH  43218-2029                                         -                     14.73%

SECURITY BENEFIT LIFE
VARIFLEX Q NAVISYS
1 SW SECURITY BENEFIT PL.
TOPEKA, KS  66636-0001                                           -                     11.23%

SECURITY BENEFIT LIFE
FBO UNBUNDLED
C/O VARIABLE ANNUITY DEPT 1
SW SECURITY BENEFIT PL.
TOPEKA, KS  66606-2444                                           -                      5.91%

SBL VARIABLE FLEX NQ NAVISYS
1 SW SECURITY BENEFIT PL.
TOPEKA, KS  66606-2444                                           -                      5.46%


AIM V.I. CORE EQUITY FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                    SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                    RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE INSURANCE CO.
AIM VI-AIM VA3
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL 60094-4210                                          -                     10.03%

HARTFORD LIFE SEPARATE ACCOUNT
Attn:  DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                      5.68%                        -

AIM V.I. CORE EQUITY FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                    SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                    RECORD
---------------------------------------------           ----------------          ----------------
HARTFORD LIFE AND ANNUITY SEPARATE
ACCOUNT
Attn:  DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                     14.71%                        -

IDS LIFE INSURANCE COMPANY
222 AXP FINANCIAL CTR.
MINNEAPOLIS, MN  55474-0002                                  23.46%                        -

ING LIFE INSURANCE AND ANNUITY CO.
CONVEYOR
ONE ORANGE WAY B3N
WINDSOR, CT  06095                                            5.21%                        -

LINCOLN BENEFIT LIFE
2940 S 84TH ST.
LINCOLN, NE  68506-4142                                          -                     22.99%

LINCOLN NATIONAL LIFE INS. COMPANY
Attn:  SHIRLEY SMITH
1300 S CLINTON ST.
FORT WAYNE, IN  46802-3506                                       -                     20.22%

MERRILL LYNCH PIERCE FENNER & SMITH
THE SOLE BENEFIT OF CUSTOMERS
4800 DEER LAKE DR. E.
JACKSONVILLE, FL  32246-6484                                  5.67%                      -

NATIONWIDE INSURANCE COMPANY  NWVA7
C/O IPO PORTFOLIO ACCOUNTING
P.O. BOX 182029
COLUMBUS, OH  43218-2029                                         -                      5.34%

PRINCIPAL LIFE INSURANCE COMPANY
Attn:  ROSE PFALTZGRAFF
711 HIGH ST.
DES MOINES, IA  50392-9992                                       -                      8.38%

PRUDENTIAL INSURANCE CO. OF AMERICA
Attn: IGG FINL REP SEP. ACCTS.
213 WASHINGTON ST.  7TH FL.
NEWARK, NJ  07102-2992                                        7.23%                        -

AIM V.I. DIVERSIFIED INCOME FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                    SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                    RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE INSURANCE CO.
Attn: FINANCIAL CONTROL-CIGNA
P.O. BOX 94200
PALATINE, IL 60094-4200                                      20.11%                        -

ALLSTATE LIFE INSURANCE COMPANY
GLAC PROPRIETARY
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                     33.06%                        -

ALLSTATE LIFE INSURANCE COMPANY
GLAC VA1
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                     10.63%                        -

ALLSTATE LIFE INSURANCE CO.
GLAC VA3
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                         -                     85.46%

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD
NORTHBROOK, IL  60062-7155                                       -                     14.54%

ALLSTATE LIFE INSURANCE CO.
GLAC AIM VA1 AND SPVL-VL
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                      7.14%                        -

GENERAL AMERICAN LIFE INSURANCE
SEPARATE ACCOUNTS B1-08
13045 TESSON FERRY RD.
ST LOUIS, MO  63128-3499                                      5.75%                        -


AIM V.I. DYNAMICS FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                    SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                    RECORD
---------------------------------------------           ----------------          ----------------
INVESCO AIM ADVISORS INC
Attn:  CORPORATE CONTROLLER
1360 PEACHTREE ST NE
ATLANTA, GA  30309-3283                                          -                    100.00%

AIM V.I. DYNAMICS FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                       OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
AMERICAN SKANDIA LIFE ASSURANCE CO.
VARIABLE ACCOUNT / SAQ
Attn:  INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR.
SHELTON,  CT  06484-6208                                     48.00%                        -

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT VA
5900 O ST
LINCOLN, NE  68510-2234                                       5.08%                        -

AUL AMERICAN INDIVIDUAL
VARIABLE ANNUITY UNIT TRUST B
AMERICAN UNITED LIFE INS CO.
ONE AMERICAN SQUARE
P.O. BOX 368
INDIANAPOLIS, IN  46206-0368                                  6.82%                        -

IDS LIFE INSURANCE COMPANY
222 AXP FINANCIAL CTR
MINNEAPOLIS,  MN  55474-0002                                 14.32%                        -


AIM V.I. FINANCIAL SERVICES FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                       OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
AMERICAN SKANDIA LIFE ASSURANCE CO.
VARIABLE ACCOUNT / SAQ
Attn:  INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR.
SHELTON,  CT  06484-6208                                     43.59%                        -

CM LIFE INSURANCE CO.
FUND OPERATIONS
1295 STATE ST.
SPRINGFIELD,  MA  01111-0001                                  7.62%                        -

IDS LIFE INSURANCE COMPANY
222 AXP FINANCIAL CTR.
MINNEAPOLIS,  MN  55474-0002                                 23.49%                        -

IDS LIFE INSURANCE COMPANY
222 AXP FINANCIAL CTR.
MINNEAPOLIS, MN  55474-0002                                      -                     83.93%

AIM V.I. FINANCIAL SERVICES FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                       OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------

IDS LIFE INSURANCE COMPANY
222 AXP FINANCIAL CTR
MINNEAPOLIS, MN  55474-0002                                      -                     16.07%

MASS MUTUAL LIFE INS. CO.
FUND OPERATIONS/N255
1295 STATE ST
SPRINGFIELD, MA  01111-0001                                   6.12%                        -


AIM V.I. GLOBAL HEALTH CARE FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                       OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
AMERICAN SKANDIA LIFE ASSURANCE CO.
VARIABLE ACCOUNT / SAQ
Attn:  INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR.
SHELTON,  CT  06484-6208                                     39.53%                        -

CM LIFE INSURANCE CO.
FUND OPERATIONS/N255
1295 STATE ST.
SPRINGFIELD,  MA  01111-0001                                  7.89%                        -

COMMONWEALTH ANNUITY AND LIFE
INSURANCE COMPANY
SEPARATE ACCOUNTING
440 LINCOLN ST
MAIL STATION S310
WORCESTER, PA  01653-0002                                     6.99%                        -

IDS LIFE INSURANCE COMPANY
222 AXP FINANCIAL CTR.
MINNEAPOLIS, MN  55474-0002                                      -                     89.76%

IDS LIFE INSURANCE COMPANY OF NY
222 AXP FINANCIAL CENTER
MINNEAPOLIS, MN  55474-0014                                      -                      9.83%

MASS MUTUAL LIFE INS CO.
FUND OPERATIONS/N255
1295 STATE ST.
SPRINGFIELD, MA  01111-0001                                   8.25%                        -

AIM V.I. GLOBAL HEALTH CARE FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                       OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
PRINCIPAL LIFE INSURANCE CO
FVA-PRINCIPAL VARIABLE ANNUITY
Attn:  LISA DAGUE - IND ACG G-008-N10
711 HIGH ST.
DES MOINES, IA  50392-0001                                    6.32%                        -


AIM V.I. GLOBAL REAL ESTATE FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                       OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
AMERICAN NATL GROUP UNALLOCATED
1 MOODY PLAZA
GALVESTON, TX  77550-7947                                     5.49%                        -

GE CAPITAL LIFE ASSURANCE CO. OF NY
NY CHOICE 160BP
6610 W BROAD ST.
BLDG 3, 5TH FLOOR
RICHMOND, VA  23230-1702                                         -                     21.34%

GE LIFE AND ANNUITY ASSURANCE CO.
VARIABLE EXTRA CREDIT
Attn:  VARIABLE ACCOUNTING
6610 W BROAD ST.
RICHMOND, VA  23230-1702                                         -                      9.05%

JEFFERSON NATIONAL LIFE INSURANCE
9920 CORPORATE CAMPUS DR.  STE. 1000
LOUISVILLE, KY  40223-4051                                    7.15%                        -

KEMPER INVESTORS LIFE INSURANCE CO.
VARIABLE SEPARATE ACCOUNT
2500 WESTFIELD DR
ELGIN, IL  60124-7836                                        10.14%                        -

MET LIFE ANNUITY OPERATIONS
SECURITY FIRST LIFE SEPARATE AC
Attn:  SHAR NEVENHOVEN CPA
4700 WESTOWN PLSY., STE. 200
WEST DES MOINES, IA  50266                                       -                     59.59%

AIM V.I. GLOBAL REAL ESTATE FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                       OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------

MIDLAND NATIONAL LIFE INSURANCE CO.
ANNUITY DIVISION
Attn :  VARIABLE ANNUITIES
P.O. BOX 79907
DES MOINES, IA  50325-0907                                       -                      9.73%

SECURITY BENEFIT LIFE
FBO UNBUNDLED
C/O VARIABLE ANNUITY DEPARTMENT
1 SW SECURITY BENEFIT PL.
TOPEKA, KS  66636-1000                                       21.48%                        -

SECURITY BENEFIT LIFE
VARIFLEX Q NAVISYS
1 SW SECURITY BENEFIT PL.
TOPEKA, KS  66606-2444                                        6.56%                        -

SYMETRA LIFE INSURANCE CO.
Attn:  MICHEAL ZHANG
SEP. ACCTS. SC-15
777 108TH AVE. NE , STE. 1200
BELLEVUE, WA  98004-5135                                     19.46%                        -

AIM V.I. GOVERNMENT SECURITIES FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
ANNUITY INVESTORS LIFE INSURANCE
580 WALNUT ST
CINCINNATI, OH  45202-3110                                       -                      7.59%

ALLSTATE LIFE INSURANCE CO.
GLAC VA3
P.O. BOX 94210
PALATINE, IL  60094-4210                                         -                     10.75%

GUARDIAN INSURANCE & ANNUITY
Attn:  PAUL IANNELLI
EQUITY ACCOUNTING 3-S
3900 BURGESS PL.
BETHLEHEM, PA  18017-9097                                        -                     24.04%

GUARDIAN INSURANCE & ANNUITY
Attn:  PAUL IANNELLI
EQUITY ACCOUNTING 3-S
3900 BURGESS PL.
BETHLEHEM, PA  18017-9097                                        -                     13.66%

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
Attn: DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                     68.35%                        -

HARTFORD LIFE
SEPARATE ACCOUNT
Attn:  DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                     25.89%                        -

LINCOLN NATIONAL LIFE INS COMPANY
Attn: SHIRLEY SMITH
1300 SOUTH CLINTON STREET
FORT WAYNE, IN  46802-3506                                       -                     22.49%

SAGE LIFE ASSURANCE OF AMERICA
175 KING ST.
ARMONK, NY  10504-1606                                           -                      8.19%

TRANSAMERICA LIFE INSURANCE CO.
PREFERRED ADVANTAGE
Attn:  FMD OPERATIONAL ACCOUNTING
4333 EDGEWOOD RD. NE
CEDAR RAPIDS, IA  52499-0001                                     -                     12.24%

AIM V.I. HIGH YIELD FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE INSURANCE COMPANY
GLAC PROPRIETARY
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL 60094-4210                                      16.63%                        -

ALLSTATE LIFE INSURANCE CO.
GLAC VA3
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL 60094-4210                                          -                     97.64%

ANNUITY INVESTORS LIFE INS CO.
Attn:  TODD GAYHART
580 WALNUT ST.
CINCINNATI, OH  45202-3110                                    5.79%                        -

AUL AMERICAN INDIVIDUAL VARIABLE
ANNUITY UNIT TRUST B
AMERICAN UNITED LIFE INS CO.
ONE AMERICAN SQUARE
P.O. BOX 368
INDIANAPOLIS, IN  46206-0368                                 26.02%                        -

GREAT-WEST LIFE & ANNUITY
UNIT VALUATIONS 2T2
Attn:  MUTUAL FUND TRADING 2T2
8515 E ORCHARD RD.
ENGLEWOOD, CO  80111-5002                                     9.45%                        -

HARTFORD LIFE INSURANCE CO.
SEPARATE ACCOUNT 2
Attn: DAVID TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                      9.05%                        -

JEFFERSON NATIONAL LIFE INSURANCE
9920 CORPORATE CAMPUS DR. ,STE. 1000
LOUISVILLE, KY  40223-4051                                   11.60%                        -

AIM V.I. INTERNATIONAL GROWTH FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
GE LIFE AND ANNUITY ASSURANCE CO.
VARIABLE EXTRA CREDIT
Attn:  VARIABLE ACCOUNTING                                       -                     11.81%
6610 WEST BROAD ST.
RICHMOND, VA  23230-1702

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
Attn:  DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                     28.90%                        -

HARTFORD LIFE SEPARATE ACCOUNT
Attn:  DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                      9.89%                        -

IDS LIFE INSURANCE COMPANY
222 AXP FINANCIAL CTR.
MINNEAPOLIS, MN  55474-0002                                      -                     50.47%

METLIFE INSURANCE COMPANY
OF CONNECTICUT
Attn:  SHAREHOLDER ACCOUNTS
ONE TOWER SQUARE 6MS
HARTFORD, CT  06183-0003                                      8.02%                        -

RIVERSOURCE LIFE INSURANCE COMPANY
222 AXP FINANCIAL CTR.
MINNEAPOLIS, MN  55474-0002                                      -                      8.63%

SECURITY BENEFIT LIFE
FBO UNBUNDLED
C/O VARIABLE ANNUITY DEPT.
1 SW SECURITY BENEFIT PL.
TOPEKA, KS  66606-2444                                           -                      7.42%


AIM V.I. LARGE CAP GROWTH FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE OF NEW YORK
3100 SANDERS RD.
NORTHBROOK, IL  60062-7155                                       -                     11.30%

AIM V.I. LARGE CAP GROWTH FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE INSURANCE COMPANY
GLAC PROPRIETARY
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                     13.25%                        -

ALLSTATE LIFE INSURANCE CO.
GLAC VA3
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                         -                     87.65%

COMMONWEALTH ANNUITY AND LIFE
INSURANCE COMPANY
1 SW SECURITY BENEFIT PL.
TOPEKA, KS  66636-0001                                       11.62%                        -

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
Attn:  DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                     46.02%                        -

HARTFORD LIFE SEPARATE ACCOUNT
Attn:  DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                     19.01%                        -


AIM V.I. LEISURE FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
INVESCO AIM ADVISORS, INC.
Attn:  CORPORATE CONTROLLER
1360 PEACHTREE ST. NE
ATLANTA, GA  30309-3283                                          -                    100.00%

ING USA ANNUITY AND LIFE INSURANCE CO.
ONE ORANGE WAY B3N
WINDSOR, CT  06095                                           99.32%                        -

AIM V.I. MID CAP CORE EQUITY FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE INSURANCE CO.
AIM VI-AIM VA3
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL 60094-4210                                          -                      6.19%

AMERICAN ENTERPRISE LIFE INS CO.
1497 AXP FINANCIAL CTR.
MINNEAPOLIS, MN  55474-0014                                      -                      8.73%

HARTFORD LIFE AND ANNUITY
SEPARATE ACCOUNT
Attn: DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                     66.57%                        -

HARTFORD LIFE SEPARATE ACCOUNT
Attn: DAVE TEN BROECK
P.O. BOX 2999
HARTFORD, CT  06104-2999                                     20.29%                        -

LINCOLN BENEFIT LIFE
2940 S 84TH ST.
LINCOLN, NE  68506-4142                                          -                     20.83%

METLIFE INSURANCE COMPANY OF
CONNECTICUT
Attn:  SHAREHOLDER ACCOUNTING
ONE TOWER SQUARE 6MS
HARTFORD, CT  06183-0002                                         -                      6.34%

SECURITY BENEFIT LIFE INSURANCE CO.
FBO SBL ADVISOR DESIGNS - NAVISYS
UNBUNDLED VARIABLE
1 SW SECURITY BENEFIT PL.
TOPEKA, KS  66636-0001                                           -                     16.83%

SECURITY BENEFIT LIFE
FBO UNBUNDLED
C/O VARIABLE ANNUITY DEPARTMENT
1 SW SECURITY BENEFIT PL.
TOPEKA, KS  66636-1000                                           -                     12.37%

SECURITY BENEFIT LIFE
VARIFLEX Q NAVISYS
1 SW SECURITY BENEFIT PL.
TOPEKA, KS  66606-2444                                           -                      5.23%

AIM V.I. MONEY MARKET FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE INSURANCE CO.
Attn: FINANCIAL CONTROL- CIGNA
P.O. BOX 94200
PALATINE, IL 60094-4200                                      20.04%                        -

ALLSTATE LIFE INSURANCE CO.
GLAC AIM VA1 AND SPVL-VL
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                      7.17%                        -

ALLSTATE LIFE OF NEW YORK
3100 SANDERS ROAD
NORTHBROOK, IL  60062-7155                                       -                      6.65%

ALLSTATE LIFE INSURANCE COMPANY
GLAC PROPRIETARY
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                     39.06%                        -

ALLSTATE LIFE INSURANCE COMPANY
GLAC VA1
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                      9.03%                        -

ALLSTATE LIFE INSURANCE CO.
GLAC VA3
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                         -                     93.35%

SAGE LIFE ASSURANCE OF AMERICA
175 KING ST.
ARMONK, NY  10504-1606                                       13.36%                        -


AIM V.I. SMALL CAP EQUITY FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
INVESCO AIM ADVISORS INC.
Attn:  CORPORATE CONTROLLER
1360 PEACHTREE ST. NE
ATLANTA, GA  30309-3283                                          -                     44.97%

AIM V.I. SMALL CAP EQUITY FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
HARTFORD LIFE & ANNUITY
SEPARATE ACCOUNT
Attn:  DAVE TEN BROECK
P.O. BOX 2999
HARTFORD,  CT  06104-2999                                    66.44%                        -

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Attn:  DAVE TEN BROECK
P.O. BOX 2999
HARTFORD,  CT  06104-2999                                     20.08%                       -

MINNESOTA LIFE INSURANCE CO.
Attn:  A6-5216
400 ROBERT ST. N
ST PAUL, MN  55101-2037                                          -                     53.26%


AIM V.I. TECHNOLOGY FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE INSURANCE CO.
GLAC VA3
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                         -                     90.16%

ALLSTATE LIFE OF NEW YORK
3100 SANDERS RD.
NORTHBROOK, IL  60062-7155                                       -                      9.84%

AMERICAN SKANDIA LIFE ASSURANCE CO.
VARIABLE ACCOUNT / SAQ
Attn:  INVESTMENT ACCOUNTING
P.O. BOX 883
1 CORPORATE DR.
SHELTON,  CT  06484-0883                                     31.72%                        -

CM LIFE INSURANCE CO.
FUND OPERATIONS/N255
1295 STATE ST.
SPRINGFIELD,  MA  01111-0001                                  6.15%                        -

IDS LIFE INSURANCE COMPANY
222 AXP FINANCIAL CTR.
MINNEAPOLIS,  MN  55474-0002                                 21.94%                        -

AIM V.I. TECHNOLOGY FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
MASS MUTUAL LIFE INS CO.
FUND OPERATIONS/N255
1295 STATE ST.
SPRINGFIELD, MA  01111-0001                                    6.83%                       -


AIM V.I. UTILITIES FUND


                                                            SERIES I                 SERIES II
                                                             SHARES                   SHARES
                                                        PERCENTAGE OWNED          PERCENTAGE OWNED
NAME AND ADDRESS OF                                            OF                        OF
PRINCIPAL HOLDER                                             RECORD                   RECORD
---------------------------------------------           ----------------          ----------------
ALLSTATE LIFE INSURANCE CO.
GLAC VA3
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                         -                     30.78%

ALLSTATE LIFE INSURANCE COMPANY
GLAC PROPRIETARY
FINANCIAL CONTROL UNIT
P.O. BOX 94210
PALATINE, IL  60094-4210                                      6.91%                        -

ANNUITY INVESTORS LIFE INSURANCE
580 WALNUT
CINCINNATI, OH  45202-3110                                       -                     66.88%

COMMONWEALTH ANNUITY AND LIFE
INSURANCE COMPANY
SEPARATE ACCOUNTING
440 LINCOLN ST.
MAIL STATION S310
WORCESTER, MA  01653-0002                                    11.21%                        -

GUARDIAN INSURANCE & ANNUITY CO.
Attn:  EQUITY ACCOUNTING DEPT 3-S-18
BETHLEHEM, PA  18017-9097                                     6.43%                        -

KEMPER INVESTORS LIFE INSURANCE CO.
VARIABLE SEPARATE ACCOUNT
2500 WESTFIELD DR.
ELGIN, IL  60124-7836                                         5.23%                        -

KEMPER INVESTORS LIFE INSURANCE CO.
Attn:  INVESTMENT ACCOUNTING LL-2W
P.O. BOX 19097
GREENVILLE, SC  29602-9097                                   34.25%                        -

MANAGEMENT OWNERSHIP


      As of January 31, 2008, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX G

                                 MANAGEMENT FEES


For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by Invesco Aim and the net fees paid by each Fund were as follows:



                                   2007                                   2006                                  2005
                   -------------------------------------- ----------------------------------- --------------------------------------
                                                                                     NET
                    MANAGEMENT  MANAGEMENT NET MANAGEMENT  MANAGEMENT  MANAGEMENT  MANAGEMENT  MANAGEMENT  MANAGEMENT NET MANAGEMENT
FUND NAME          FEE PAYABLE FEE WAIVERS    FEE PAID    FEE PAYABLE FEE WAIVERS  FEE PAID   FEE PAYABLE FEE WAIVERS    FEE PAID
------------------ ----------- ----------- -------------- ----------- ----------- ----------- ----------- ----------- --------------
AIM V.I. Basic
Balanced Fund                                             $   695,975 $ (223,387) $   472,588  $   740,114 $ (199,504)  $    540,610

AIM V.I. Basic                                              5,871,702    393,306)   5,478,396    6,010,305   (404,786)     5,605,519
Value Fund

AIM V.I. Capital                                            8,764,720     (6,238)   8,758,482    6,447,166     (8,070)     6,439,096
Appreciation Fund

AIM V.I. Capital                                            1,709,822    (13,606)   1,696,216    1,427,053    (11,009)     1,416,044
Development Fund

AIM V.I. Core
Equity Fund                                                13,537,705    (73,332)  13,464,373    8,283,089    (24,520)     8,258,569

AIM V.I.
Diversified
Income Fund                                                   308,867   (179,148)     129,719      365,805   (111,016)       254,789

AIM V.I. Dynamics                                             981,967     (7,647)     974,320      859,238     (7,530)       851,708
Fund

AIM V.I. Financial                                          1,003,239     (1,374)   1,001,865    1,254,039     (2,512)     1,251,527
Services Fund

                                   2007                                    2006
                    ---------------------------------- ------------------------------------------
                                               NET
                    MANAGEMENT  MANAGEMENT  MANAGEMENT   MANAGEMENT    MANAGEMENT  NET MANAGEMENT
FUND NAME           FEE PAYABLE FEE WAIVERS  FEE PAID   FEE PAYABLE   FEE WAIVERS     FEE PAID
------------------- ----------- ----------- ---------- ------------   ------------ --------------
AIM V.I. Global
Health Care Fund                                       $  2,129,997  $    (7,362)   $  2,122,635

AIM V.I. Global                                           1,195,348     (200,570)        994,778
Real Estate Fund

AIM V.I. Government                                       4,037,516     (449,190)      3,588,326
Securities Fund

AIM V.I. High Yield                                         337,335     (120,651)        216,684
Fund

AIM V.I.
International                                             4,271,146       (6,840)      4,264,306
Growth Fund

AIM V.I. Large Cap                                          534,625     (148,589)        386,036
Growth Fund

AIM V.I. Leisure                                            389,712     (130,401)        259,311
Fund

AIM V.I. Mid Cap                                          4,575,563      (23,981)      4,551,582
Core Equity Fund

AIM V.I. Money                                              193,553          -0-         193,553
Market Fund

AIM V.I. Small Cap                                          569,320     (116,879)        452,441
Equity Fund

AIM V.I. Technology                                       1,365,254       (1,278)      1,363,976
Fund

AIM V.I. Utilities                                          726,202      (29,683)        696,519
Fund

                                        2005
                    ------------------------------------------

                      MANAGEMENT    MANAGEMENT  NET MANAGEMENT
FUND NAME            FEE PAYABLE   FEE WAIVERS     FEE PAID
------------------- -------------  -----------  --------------
AIM V.I. Global
Health Care Fund     $  2,307,364  $    (9,866)   $  2,297,498

AIM V.I. Global           774,807     (131,049)        643,758
Real Estate Fund

AIM V.I. Government     3,556,610     (218,537)      3,338,073
Securities Fund

AIM V.I. High Yield       460,257     (112,430)        347,827
Fund

AIM V.I.
International           2,975,590       (5,724)      2,969,866
Growth Fund

AIM V.I. Large Cap         17,816      (17,816)            -0-
Growth Fund

AIM V.I. Leisure          391,455      (82,448)        309,007
Fund

AIM V.I. Mid Cap        4,227,362      (20,795)      4,206,567
Core Equity Fund

AIM V.I. Money            218,849           -0-        218,849
Market Fund

AIM V.I. Small Cap        278,323     (115,253)        163,070
Equity Fund

AIM V.I. Technology     1,352,694       (2,094)      1,350,600
Fund

AIM V.I. Utilities      1,043,296      (43,450)        999,846
Fund

                                   APPENDIX H

                               PORTFOLIO MANAGERS

PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS


            Invesco Aim's portfolio managers develop investment models which are used in connection with the management of certain AIM Funds as well as other mutual funds for which Invesco Aim or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects the portfolio managers' investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) mutual funds, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.



The following information is as of December 31,2007:



                                                                 OTHER POOLED
                                   OTHER REGISTERED MUTUAL   INVESTMENT VEHICLES      OTHER ACCOUNTS
                                    FUNDS MANAGED (ASSETS    MANAGED (ASSETS IN          MANAGED
                                        IN MILLIONS)              MILLIONS)        (ASSETS IN MILLIONS)
                                   -----------------------   -------------------   --------------------
                   DOLLAR RANGE
                        OF           NUMBER                   NUMBER                NUMBER
PORTFOLIO          INVESTMENTS         OF                      OF                     OF
 MANAGER           IN EACH FUND(1)  ACCOUNTS      ASSETS     ACCOUNTS    ASSETS     ACCOUNTS    ASSETS
----------------   --------------- ---------    ----------   --------   --------   ---------   -------
                                          AIM V.I. BASIC BALANCED FUND
R. Canon
Coleman II

Jan H. Friedli

Brendan D. Gau

Matthew W.
Seinsheimer

Michael J. Simon

Bret W. Stanley

                                          AIM V.I. BASIC VALUE FUND

R. Canon
Coleman II

Matthew W.
Seinsheimer


----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.


(2) These are accounts of individual investors for which Invesco Aim's affiliate, Invesco Aim Private Asset Management, Inc. ("IPAM") provides investment advice. IPAM offers separately managed accounts that are managed according to the investment models developed by Invesco Aim's portfolio managers and used in connection with the management of certain AIM Funds. IPAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.



(3) This amount includes one fund that pays performance-based fees with $140.0 M in total assets under management.

                                                                 OTHER POOLED
                                   OTHER REGISTERED MUTUAL   INVESTMENT VEHICLES      OTHER ACCOUNTS
                                    FUNDS MANAGED (ASSETS    MANAGED (ASSETS IN          MANAGED
                                        IN MILLIONS)              MILLIONS)        (ASSETS IN MILLIONS)
                                   -----------------------   -------------------   --------------------
                   DOLLAR RANGE
                        OF           NUMBER                   NUMBER                NUMBER
PORTFOLIO          INVESTMENTS         OF                       OF                    OF
 MANAGER           IN EACH FUND(1)  ACCOUNTS      ASSETS     ACCOUNTS    ASSETS     ACCOUNTS    ASSETS
----------------   --------------- ---------    ----------   --------   --------   ---------   -------
Michael J. Simon
Bret W. Stanley

                                           AIM V.I. CAPITAL APPRECIATION FUND

Ryan A. Amerman
Robert J. Lloyd

                                            AIM V.I. CAPITAL DEVELOPMENT FUND

Karl F. Farmer
Paul J. Rasplicka

                                                AIM V.I. CORE EQUITY FUND

Tyler Dann II
Brian Nelson
Ronald S. Sloan

                                            AIM V.I. DIVERSIFIED INCOME FUND

Peter Ehret
Jan H. Friedli
Brendan D. Gau
Carolyn L. Gibbs
Darren S. Hughes

                                                 AIM V.I. DYNAMICS FUND

Karl Farmer
Paul J. Rasplicka

                                            AIM V.I. FINANCIAL SERVICES FUND

Michael J. Simon
Meggan M. Walsh

                                            AIM V.I. GLOBAL HEALTH CARE FUND

Derek Tanner

                                            AIM V.I. GLOBAL REAL ESTATE FUND

Mark D. Blackburn
James Cowen

                                                                     OTHER POOLED
                                       OTHER REGISTERED MUTUAL   INVESTMENT VEHICLES      OTHER ACCOUNTS
                                        FUNDS MANAGED (ASSETS    MANAGED (ASSETS IN          MANAGED
                                            IN MILLIONS)              MILLIONS)        (ASSETS IN MILLIONS)
                                       -----------------------   -------------------   --------------------
                       DOLLAR RANGE
                            OF           NUMBER                   NUMBER                NUMBER
PORTFOLIO              INVESTMENTS         OF                      OF                     OF
 MANAGER               IN EACH FUND(1)  ACCOUNTS      ASSETS     ACCOUNTS    ASSETS     ACCOUNTS    ASSETS
---------------------  --------------- ---------    ----------   --------   --------   ---------   --------
Paul Curbo
Joe V. Rodriguez, Jr.
James W. Trowbridge
Ping-Ying Wang

                                               AIM V.I. GOVERNMENT SECURITIES FUND

Jan H. Friedli
Brendan G. Gau

                                                    AIM V.I. HIGH YIELD FUND

Peter Ehret
Carolyn L. Gibbs
Darren S. Hughes

                                               AIM V.I. INTERNATIONAL GROWTH FUND

Shuxin Cao
Matthew W. Dennis
Jason T. Holzer
Clas G. Olsson
Barrett K. Sides

                                                 AIM V.I. LARGE CAP GROWTH FUND

Geoffrey V. Keeling
Robert L. Shoss                None        3        $ 2,981.3       None       None          41    $ 11.5(2)

                                                      AIM V.I. LEISURE FUND

Mark D. Greenberg              None        2        $ 1,507.6          1     $101.4        None      None

                                                AIM V.I. MID CAP CORE EQUITY FUND

Dan Asiello
Brian Nelson
Ronald S. Sloan

                                                 AIM V.I. SMALL CAP EQUITY FUND

Juliet S. Ellis

                                                                  OTHER POOLED
                                    OTHER REGISTERED MUTUAL   INVESTMENT VEHICLES      OTHER ACCOUNTS
                                     FUNDS MANAGED (ASSETS    MANAGED (ASSETS IN          MANAGED
                                         IN MILLIONS)              MILLIONS)        (ASSETS IN MILLIONS)
                                    -----------------------   -------------------   --------------------
                    DOLLAR RANGE
                         OF           NUMBER                   NUMBER                NUMBER
PORTFOLIO           INVESTMENTS         OF                      OF                     OF
MANAGER             IN EACH FUND(1)  ACCOUNTS      ASSETS     ACCOUNTS    ASSETS     ACCOUNTS    ASSETS
------------------  --------------- ---------    ----------   --------   --------   ---------   --------
Juan R. Hartsfield

                                                AIM V.I. TECHNOLOGY FUND

Warren W. Tennant

                                                 AIM V.I. UTILITIES FUND

John S. Segner


POTENTIAL CONFLICTS OF INTEREST

            Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:


- The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. Invesco Aim seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.



- If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Invesco Aim and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.



- With respect to securities transactions for the Funds, Invesco Aim determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Invesco Aim or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco Aim may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.



- Finally, the appearance of a conflict of interest may arise where Invesco Aim has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.



            Invesco Aim and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

INVESCO AIM ADVISORS, INC.

      Invesco Aim seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package, and a relocation package if such benefit is applicable. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco Aim evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, Invesco Aim's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

      High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically has an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by Invesco Aim and takes into account other subjective factors.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

INVESCO INSTITUTIONAL (N.A.), INC.

      Invesco Institutional (N.A.), Inc. seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive, as more fully described below, a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package, and a relocation package if such benefit is applicable. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco Institutional (N.A.), Inc. evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

- BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.

- ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary. Generally, the majority of the bonus is pre-tax performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups. The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

INVESCO GLOBAL ASSET MANAGEMENT (N.A.), INC.

      Invesco Global Asset Management (N.A.), Inc. seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive, as more fully described below, a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package, and a relocation package if such benefit is applicable. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco Global Asset Management (N.A.), Inc. evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

- BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.

- ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary. Generally, the majority of the bonus is pre-tax performance driven, based on the success of the team's investment results which are measured against appropriate market benchmarks and peer groups. The remaining portion of the bonus is discretionary and is determined by the sub-advisor's Chief Investment Officer and Chief Executive Officer.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

      Portfolio managers also participate in benefit plans and programs available generally to all employees.

INVESCO SENIOR SECURED MANAGEMENT, INC.

      Invesco Senior Secured Management, Inc. seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive, as more fully described below, a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package, and a relocation package if such benefit is applicable. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco Senior Secured Management, Inc. evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

- BASE SALARY. Each portfolio manager is paid a base salary which is set at a level determined to be appropriate based upon an individual's experience and responsibilities through the use of independent compensation surveys of the investment management industry.

- ANNUAL BONUS. Each portfolio manager is paid an annual cash bonus which has a performance driven component and a discretionary component, the combined total of which will typically range from 50 to over 100 percent of the manager's base salary.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

INVESCO TRIMARK INVESTMENT MANAGEMENT INC.

            Invesco Trimark Investment Management Inc.'s compensation practices for its Investment team are aimed at retaining and motivating employees in order to maximize investment performance. Accordingly, the compensation packages offered to the portfolio managers are competitive with opportunities in the best managed firms in the investment management industry. Portfolio managers receive a competitive base salary, an incentive bonus opportunity, equity compensation and a benefits package. Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance. Portfolio manager compensation is reviewed and modified each year as appropriate. Each portfolio manager's compensation consists of the following elements:

- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, Invesco Trimark Investment Management Inc.'s intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and qualitative components. Generally, 75% of the bonus is quantitatively determined, based primarily on the 3 and 5-year investment results of the funds for which the portfolio manager has day-to-day responsibility. In instances where a portfolio manager has responsibility for more than one fund, consideration is given to both the overall assets under management as well as the individual fund performances.

     The remaining 25% portion of the bonus is discretionary as determined by Invesco Trimark Investment Management Inc. and takes into account other subjective factors.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or may be granted restricted shares of Invesco stock from pools determined by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group term life insurance policy. They also have the opportunity of purchasing optional life insurance for their spouse and dependents.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

INVESCO ASSET MANAGEMENT LIMITED (INVESCO ASSET MANAGEMENT)

      The success of the Invesco Worldwide Fixed Income division of INVESCO Asset Management drives its financial rewards. Compensation is paid in the form of salary and incentive bonus and is designed to be competitive with industry standards. Bonuses are based on a combination of INVESCO Asset Management's profitability, Fixed Income Group profitability, and individual contribution to the investment process and performance. Investment professionals are also eligible for the Invesco Partnership program in which employees can share in the ownership of the firm. Employees who achieve consistent outstanding performance results may receive merit options. INVESCO Asset Management's compensation structure was developed to encourage employees, especially key investment professionals, to remain with the firm. Our compensation structure involves the following key components:

- SALARY AND BONUS. INVESCO Asset Management's compensation policy and practices are aimed at attracting and retaining highly talented employees and rewarding them for excellence in investment performance, client service, and business management. Salary ranges from 50% to 75% and bonus ranges from 25% to 50% of total compensation. The 70% of the bonus, which is quantitatively determined, is based on a 1 year and 3 year performance measurement against the performance of a pre-determined peer group. The compensation packages offered to all employees are benchmarked to be highly competitive with other leading firms in the investment management industry. INVESCO

      Asset Management's compensation packages have strong links to both the firm's and the individual's performance. Salaries are adjusted periodically based on individual contribution.

      All employees are eligible for bonuses. High performing professionals can receive upper quartile bonuses depending on individual performance and the firm's financial success. For portfolio managers, performance is measured against predetermined client benchmarks.

      Our compensation objective is to attract and retain the best-qualified talent in the investment management industry. INVESCO Asset Management participates in annual compensation surveys, and targets the median to upper quartile of total compensation (depending on performance), to ensure that INVESCO Limited is highly competitive in the market for talent.

      Stock Options and Eligibility. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

INVESCO ASSET MANAGEMENT (JAPAN) LIMITED (INVESCO JAPAN)

            Invesco Japan offers its employees competitive salaries and attractive benefits packages. Remuneration is to a large extent dependent on performance and the generation of ideas, both from the individual and the team.

            Individual fund managers are paid a competitive salary and a bonus measured by business contribution. The bonus is largely based upon the underlying performance of the funds that they manage over a rolling one and three-year period, together with their overall contribution to the success of the team. This contribution is defined in terms of research, teamwork, marketing and revenue. As a rough standard, 70% is reviewed from quantitative measurement such as performance, growth of AUM, and 30% from qualitative measurement, such as contribution to development in investment process.

            Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares or deferred shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

            Although we are a large public company, Invesco Japan's management structure is de-centralised to promote an entrepreneurial mindset. Senior professionals have significant responsibility and authority, and we believe that our structure allows each operating group to focus on and maximise local investment opportunities, service clients more effectively, and operate more efficiently. In this environment, stock ownership by management and other employees is an important means of aligning their interests with those of our shareholders. Invesco Japan has implemented various employee benefit plans to promote stock ownership by management and employees.

INVESCO HONG KONG LIMITED (INVESCO HONG KONG)

            Invesco Hong Kong strives to have a compensation policy and practices for portfolio managers to attract and retain highly talented portfolio managers and reward them for excellence in investment performance, client service, and business management. The compensation packages offered to them are benchmarked to be highly competitive with other leading firms in the investment management industry in accordance with their experience and responsibilities and would be reviewed annually.

Portfolio Managers receive a base salary, bonus and a benefit package which available generally to all employees.

- BASE SALARY. The portfolio managers receives a base salary. The level of the base salary is based on the experience and responsibilities.

- ANNUAL BONUS. The portfolio managers are entitled to receive an annual bonus which has quantitative and qualitative components. In principle, 70% weighting is nqunatitatively determined while 30% is qualitatively determined. High performing professionals can receive upper quartile bonuses depending on individual performance and the firm's financial success. Specifically, portfolio managers' performance is measured against predetermined client benchmarks.

- EQUITY-BASED COMPENSATION: In addition to salary and bonus, Invesco Hong Kong Limited provides a comprehensive benefit program such as pension scheme, medical and life insurances and share saving plans to all employees including portfolio managers. Invesco Hong Kong Limited believes that employee ownership is one of the key motivating factors contributing to the stability of our organization. In addition, any key employees who achieve consistent outstanding performance results and contributions to the businesss can also be rewarded for merit options.

                                   APPENDIX I

                          ADMINISTRATIVE SERVICES FEES


      The Funds paid Invesco Aim the following amounts for administrative services for the last three fiscal periods:



          FUND NAME                   2007      2006           2005
------------------------------------  ----   -----------   ------------
AIM V.I. Basic Balanced Fund                 $   244,188   $   255,807
AIM V.I. Basic Value Fund                      2,219,812     2,271,261

AIM V.I. Capital Appreciation Fund             3,684,721     2,660,779
AIM V.I. Capital Development Fund                613,485       506,813
AIM V.I. Core Equity Fund                      5,785,524     3,555,685

AIM V.I. Diversified Income Fund                 141,102       154,692
AIM V.I. Dynamics Fund                           376,725       335,943

AIM V.I. Financial Services Fund                 384,973       465,794
AIM V.I. Global Health Care Fund                 781,280       840,377
AIM V.I. Global Real Estate Fund(1)              350,878       241,239
AIM V.I. Government Securities Fund            2,318,900     2,024,797
AIM V.I. High Yield Fund                         175,709       223,050

AIM V.I. International Growth Fund             1,500,504       996,048
AIM V.I. Large Cap Growth Fund                   221,467        51,916
AIM V.I. Leisure Fund                            179,720       180,452

AIM V.I. Mid Cap Core Equity Fund              1,724,200     1,586,512
AIM V.I. Money Market Fund                       141,239       151,196
AIM V.I. Small Cap Equity Fund                   215,952       130,414
AIM V.I. Technology Fund                         499,415       494,632

AIM V.I. Utilities Fund                          322,038       463,332


----------

(1) Prior to April 30, 2004, IFG either directly or through affiliated companies, provided certain administrative subaccounting, and recordkeeping services to AIM V.I. Global Real Estate Fund under a prior administrative service agreement.

                                   APPENDIX J

                              BROKERAGE COMMISSIONS

Set forth below are brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years or period ended December 31. Unless otherwise indicated, the amount of brokerage commissions paid by a Fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover:


              FUND                        2007            2006           2005
-----------------------------------  --------------  --------------  -----------
AIM V.I. Basic Balanced Fund         $    36,481.95  $    32,225.66  $    21,203
AIM V.I. Basic Value Fund                472,207.56      374,179.34      294,952
AIM V.I. Capital Appreciation Fund     2,296,347.93    3,474,201.60    2,068,125
AIM V.I. Capital Development Fund        711,539.73      615,385.29      525,615
AIM V.I. Core Equity Fund              3,179,214.17    2,023,109.37    1,662,414
AIM V.I. Diversified Income Fund              25.00             -0-          -0-
AIM V.I. Dynamics Fund                   296,945.29      387,058.18      299,712
AIM V.I. Financial Services Fund          34,713.54       31,895.23       48,974
AIM V.I. Global Health Care Fund         485,870.06      526,067.31      614,742
AIM V.I. Global Real Estate Fund         286,105.00      343,505.00      129,032
AIM V.I. Government Securities Fund            N/A              N/A          N/A
AIM V.I. High Yield Fund                     279.93          220.52          150
AIM V.I. International Growth Fund     1,761,222.03      951,596.93      672,128
AIM V.I. Large Cap Growth Fund            72,775.67      119,740.71        6,368
AIM V.I. Leisure Fund                     21,309.84       28,333.52       33,323
AIM V.I. Mid Cap Core Equity Fund      1,039,900.00    1,144,457.35      881,607
AIM V.I. Money Market Fund                      N/A             N/A          N/A
AIM V.I. Small Cap Equity Fund           203,970.35      104,484.66       62,530
AIM V.I. Technology Fund                 325,343.61      744,727.86      760,447
AIM V.I. Utilities Fund                   95,228.54       93,988.33      150,751


----------
(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

                                   APPENDIX K

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


      During the last fiscal year ended December 31, 2007, each Fund allocated the following amount of transactions to broker-dealers that provided Invesco Aim with certain research, statistics and other information:



                                                                 Related
Fund                                    Transactions      Brokerage Commissions
-----------------------------------  -------------------  ---------------------
AIM V.I. Basic Balanced Fund         $     38,072,723.23     $     33,983.17
AIM V.I. Basic Value Fund                 444,644,456.26          437,616.11
AIM V.I. Capital Appreciation Fund      1,995,453,955.68        2,409,716.52
AIM V.I. Capital Development Fund         609,700,811.40        1,575,996.93
AIM V.I. Core Equity Fund               2,389,914,103.99        3,174,461.33
AIM V.I. Diversified Income Fund               20,633.98               25.00
AIM V.I. Dynamics Fund                    262,455,506.58          617,845.70
AIM V.I. Financial Services Fund           36,438,594.95           83,301.69
AIM V.I. Global Health Care Fund          379,422,454.03          879,572.18
AIM V.I. Global Real Estate Fund          151,125,989.26          237,451.78
AIM V.I. Government Securities Fund              N/A                 N/A
AIM V.I. High Yield Fund                          279.93          306,539.23
AIM V.I. International Growth Fund        866,456,389.18        1,684,491.93
AIM V.I. Large Cap Growth Fund            141,778,063.17           68,986.73
AIM V.I. Leisure Fund                      21,372,125.72           33,375.54
AIM V.I. Mid Cap Core Equity Fund         643,252,088.59          958,413.93
AIM V.I. Money Market Fund                        -                   -
AIM V.I. Small Cap Equity Fund            153,944,523.63          307,870.34
AIM V.I. Technology Fund                  204,449,840.86          401,987.84
AIMI V.I. Utilities Fund                   78,210,055.32          123,764.33


----------
* Amounts reported are inclusive of commissions paid to, and brokerage transactions placed with, certain brokers that provide execution, research and other services.


      Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2007 were as follows:



                                           MARKET VALUE
                                              (AS OF
                                           DECEMBER 31,
       FUND / ISSUER            SECURITY       2007)
-----------------------------   --------   ------------

                                   APPENDIX L

      CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS


1st Global Capital Corporation
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
Advantage Capital Corporation
American General Securities, Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services, Inc.
APS Financial
Associated Securities Corporation
AXA Advisors, LLC
Bank of New York
Bank of Oklahoma N.A.
BBVA Investments
Bear Stearns Securities Co
Brown Brothers Harriman
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Cantella
Cantor Fitzgerald
Centennial Bank
Charles Schwab & Company, Inc.
Chase Investment Services Corporation
Chicago Mercantile Exchange
Citigroup
CitiCorp Investment Services
Citigroup Global Markets, Inc.
Citistreet Equities LLC
Comerica Bank
Commonwealth Financial Network
Compass Brokerage, Inc.
Contemporary Financial Solutions, Inc.
Credit Suisse
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
Equity Services, Inc.
Fidelity Brokerage Services, LLC
Fidelity Institutional Operations Company, Inc.
Fifth Third Bank
Financial Network Investment Corporation
Fiserv
Frost Brokerage Services, Inc.
Frost National Bank
FSC Securities Corporation
Fund Services Advisors
Goldman Sachs
Great West Life & Annuity Company
Guaranty Bank & Trust
Guardian Insurance & Annuity Company, Inc.
GunnAllen Finanical
Harris Nesbitt Burns
H. D. Vest Investment Securities, Inc.
Hilliard Lyons, Inc.
Hornor Townsend & Kent, Inc.
Huntington
ING Financial Partners, Inc.
ING USA Annuity and Life Insurance Company
Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investment Centers of America, Inc.
Jefferson Pilot Securities Corporation
JM Lummis Securities
JP Morgan Chase
LaSalle
Lincoln Financial Advisors Corporation
Lincoln Investment Planning, Inc.
Linsco/Private Ledger Corporation
M & I Trust
M & T Securities, Inc.
M M L Investors Services, Inc.
Matrix
McDonald Investments, Inc.
Mellon Financial
Merrill Lynch & Company, Inc.
Merrill Lynch Life Insurance Company
Metlife Securities, Inc.
Meyer Financial Group
Money Concepts Capital Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley
Morgan Stanley DW Inc.
Multi-Financial Securities Corporation
Mutual Service Corporation
N F P Securities, Inc.
NatCity Investments, Inc.
National Planning Corporation
Nationwide Investment Services Corporation
New England Securities Corporation
Next Financial Group, Inc.
Northwestern Mutual Investment Services
NYLIFE Distributors, LLC
Oppenheimer & Company, Inc.
Pershing LLC
PFS Investments, Inc.
Piper Jaffray & Company
PNC Capital Markets
Primevest Financial Services, Inc.
Proequities, Inc.
R B C Centura Securities, Inc.
R B C Dain Rauscher, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
Ross Sinclair and Associates
Royal Alliance Associates, Inc.
SCF Securities
S I I Investments, Inc.
Securities America, Inc.
Sentra Securities Corporation
Signator Investors, Inc.
Simmons 1st Investment Group
Spelman & Company, Inc.
State Farm VP Management Corp
State Street Bank & Trust Company
SunAmerica Securities, Inc.
SunGard Institutional Brokerage, Inc.
Sungard Investment Products, Inc.
SunTrust Bank, Central Florida, N.A.
SunTrust Robinson Humphrey
SWS Financial Services
The (Wilson) William Financial
Tower Square Securities, Inc.
Transamerica Financial Advisors, Inc.
Transamerica Life Insurance & Annuity Company
Trust Management Network
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
Union Bank of California
United Planner Financial Service
USAllianz Securities, Inc.
US Bank
UVEST Financial Services, Inc.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
vFinance Investments
Wachovia Capital Markets LLC
Wachovia Securities, LLC
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Wells Fargo Investments, LLC
Woodbury Financial Services, Inc.
X C U Capital Corporation, Inc.
Zions Bank

                                   APPENDIX M


  AMOUNTS PAID TO INVESCO AIM DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLAN



      A list of amounts paid by each class of shares toInvesco Aim Distributors pursuant to the Plan for the fiscal year or period ended December 31, 2007 are as follows:



                                      SERIES I   SERIES II
FUND                                   SHARES     SHARES
-----------------------------------   --------   ---------
AIM V.I. Basic Balanced Fund            N/A      $
AIM V.I. Basic Value Fund               N/A
AIM V.I. Capital Appreciation Fund      N/A
AIM V.I. Capital Development Fund       N/A
AIM V.I. Core Equity Fund               N/A
AIM V.I. Diversified Income Fund        N/A
AIM V.I. Dynamics Fund                  N/A
AIM V.I. Financial Services Fund        N/A
AIM V.I. Global Health Care Fund        N/A
AIM V.I. Global Real Estate Fund        N/A
AIM V.I. Government Securities Fund     N/A
AIM V.I. High Yield Fund                N/A
AIM V.I. International Growth Fund      N/A
AIM V.I. Large Cap Growth Fund          N/A
AIM V.I. Leisure Fund                   N/A
AIM V.I. Mid Cap Core Equity Fund       N/A
AIM V.I. Money Market Fund              N/A
AIM V.I. Small Cap Equity Fund          N/A
AIM V.I. Technology Fund                N/A
AIM V.I. Utilities Fund                 N/A

                                   APPENDIX N

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


      An estimate by category of the allocation of actual fees paid by Series II shares of the Funds during the fiscal year or period ended December 31, 2007 follows:



                                        PRINTING            COMPENSATION  COMPENSATION  ANNUAL
                                           &                    TO          TO SALES    REPORT
                           ADVERTISING   MAILING  SEMINARS    DEALER*      PERSONNEL     TOTAL
                           -----------  --------  --------  ------------  ------------  ------
AIM V.I. Basic Balanced
Fund                            -          -         -      $                   -       $

AIM V.I. Basic Value Fund       -          -         -                          -

AIM V.I. Capital
Appreciation Fund               -          -         -                          -

AIM V.I. Capital
Development Fund                -          -         -                          -

AIM V.I. Core Equity Fund       -          -         -                          -

AIM V.I. Diversified
Income Fund                     -          -         -                          -

AIM V.I. Dynamics Fund          -          -         -                          -

AIM V.I. Financial
Services Fund                   -          -         -                          -

AIM V.I. Global Health
Care Fund                       -          -         -                          -

AIM V.I. Global Real
Estate Fund                     -          -         -                          -

AIM V.I. Government
Securities Fund                 -          -         -                          -

AIM V.I. High Yield Fund        -          -         -                          -

AIM V.I. International
Growth Fund                     -          -         -                          -

AIM V.I. Large Cap
Growth Fund                     -          -         -                          -

AIM V.I. Leisure Fund           -          -         -                          -

AIM V.I. Mid Cap Core
Equity Fund                     -          -         -                          -

AIM V.I. Money Market
Fund                            -          -         -                          -

AIM V.I. Small Cap
Equity Fund                     -          -         -                          -

AIM V.I. Technology Fund        -          -         -                          -

AIM V.I. Utilities Fund         -          -         -                          -


----------
* Compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Shares to fund variable annuity and variable insurance contracts investing directly in the Shares.

                                  APPENDIX O-1
                    PENDING LITIGATION ALLEGING MARKET TIMING


      The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, Invesco Aim, Invesco Aim Management and Invesco, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived (with the exception of the Sayegh lawsuit discussed below).



      RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.



      MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, v. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD
      J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.



      RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND,
      v. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND
      L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL

      MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.



      L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. v. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of
      Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



      RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



      JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE

      FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of:
      Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
      Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
      v. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.



      STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY

      GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
      Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.



      PAT B. GORSUCH AND GEORGE L. GORSUCH v. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

      LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
      V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



      ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



      JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE

      OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0151), filed on January 28, 2004. This claim alleges violations of:
      Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.



      EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.



      SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

      CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, v. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.



      HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.



      CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" v. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.



      ANNE G. PERENTESIS (WIDOW) v. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs and expenses.



      Pursuant to an Order of the MDL Court, plaintiffs in the above lawsuits (with the exception of Carl E. Vonder Haar, et al. v. INVESCO Funds Group, Inc. et al. and Mike Sayegh v. Janus Capital Corporation, et al.) consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan (the Calderon lawsuit discussed below). The plaintiffs in the Vonder Haar and Sayegh lawsuits continue to seek remand of their lawsuits to state court. Set forth below is detailed information about these three amended complaints.



      RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), v. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM

      STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS
      A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD
      J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON
      (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act;
      Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder;
      Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act; breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



      CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISERS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM
      J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND

      CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act; Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



      MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.



      On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative (Essenmacher) and class action (Lepera) lawsuits. The MDL Court dismissed all derivative causes of action in the Essenmacher lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the Lepera class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. On June 14, 2006, the MDL Court entered an order dismissing the Section 48 claim in the derivative (Essenmacher) lawsuit. Based on the MDL Court's March 1, 2006 and June 14, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative (Essenmacher) lawsuit. Defendants filed their Original Answer in the class action (Lepera) lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative (Essenmacher) lawsuit. The Plaintiffs in the class action (Lepera) lawsuit stipulated that their claims against Invesco Aim, Invesco Aim Distributors and Invesco Aim Investment Services, Inc. Invesco Aim Investment Services are based solely on successor liability for alleged timing in the AIM Funds formerly advised by IFG and that they are not making any claims based on alleged timing in the other AIM Funds. Based upon this stipulation, AIM withdrew its pending Motion to Dismiss the claims against Invesco Aim, Invesco Aim Distributors and Invesco Aim Investment Services. On July 3, 2007, the Defendants filed an Omnibus Motion to Dismiss in both the class action (Lepera) and derivative (Essenmacher) lawsuits based on Plaintiffs' lack of standing to sue for injuries to funds the Plaintiffs do not own. On October 19, 2007, Judge Motz for the MDL Court denied the Defendants' Motion to Dismiss.



      On September 15, 2006, Judge Motz for the MDL Court granted the INVESCO Defendants' motion to dismiss the ERISA (Calderon) lawsuit and dismissed such lawsuit. The Plaintiff has commenced an appeal from Judge Motz's decision.

                                  APPENDIX O-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING



      The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or Invesco Aim and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived.



            T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, v. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC., AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by Plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. Based on a recent Federal appellate court decision (the "Kircher" case), AIM and the other defendants in the Woodbury lawsuit removed the action to Federal District Court (U.S. District Court, Southern District of Illinois, Cause No. 05-CV-302-DRH) on April 22, 2005. On June 10, 2005, the Court dismissed the Woodbury lawsuit based upon the Kircher ruling and ordered the court clerk to close this case. On August 27, 2005, Plaintiffs filed their Notice of Appeal. On September 2, 2005, the Federal Appellate Court consolidated the nine cases on this subject matter, including the case against AIM. AIM has submitted a statement to the Federal Appellate Court asserting that the U.S. Supreme Court's holding in the Dabit case mandates the dismissal of the Plaintiffs' appeals. The appeals were vacated and the suit remanded back to Illinois state court. The Defendants removed the suit to Federal District Court and the parties are contesting whether the proper venue for this action is the Federal District Court or the Illinois state court. On July 17, 2007, the Court lifted the Stay and ordered this case remanded back to Illinois State Court. On August 10, 2007, the Defendants filed their Motion to Dismiss this suit in the Illinois State Court.



            JOHN BILSKI, Individually And On Behalf Of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                     PART C

                                OTHER INFORMATION


Item 23.          Exhibits

a (1)        -    (a) Amended and Restated Agreement and Declaration of Trust of
                  Registrant, dated September 14, 2005.(26)

             - (b) Amendment No. 1, dated December 21, 2005, effective as of December 21, 2005, to Amended and Restated Agreement and Declaration of Trust of Registrant.(26)

             - (c) Amendment No. 2, dated December 7, 2005, effective as of July 3, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(27)

             - (d) Amendment No. 3, dated January 9, 2006, effective as of January 9, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(27)

             - (e) Amendment No. 4, dated February 2, 2006, effective as of July 3, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(27)

             - (f) Amendment No. 5, dated May 1, 2006, effective as of May 1, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

             - (g) Amendment No. 6, dated May 24, 2006, effective as of May 24, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

             - (h) Amendment No. 7, dated June 12, 2006, effective as of June 12, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

             - (i) Amendment No. 8, dated July 5, 2006, effective as of July 5, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

             - (j) Amendment No. 9, dated November 6, 2006, effective as of November 6, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

             - (k) Amendment No. 10, dated December 21, 2006, effective as of December 21, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)


             - (l) Amendment No. 11, dated May 1, 2007, effective as of May 1, 2007, to Amended and Restated Agreement and Declaration of Trust of Registrant.(29)



             - (m) Form of Amendment No. 12, dated May 1, 2008, effective as of May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant.(29)


b (1)        -    (a) Amended and Restated By-Laws of Registrant, dated
                  effective September 14, 2005.(26)

             - (b) Amendment, adopted effective August 1, 2006, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005.(28)

             - (c) Amendment No. 2, adopted effective March 23, 2007, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005.(28)


             - (d) Amendment No. 3, adopted effective January 1, 2008, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005.(29)


c            -    Instruments Defining Rights of Security Holders -- All rights of security holders are contained in the Registrant's Amended and Restated Agreement and Declaration of Trust.

d   (1)      -    (a) Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(14)

             - (b) Amendment No. 1, dated, May 1, 2001 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(15)

             - (c) Amendment No. 2, dated September 7, 2001, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(18)

             - (d) Amendment No. 3, dated May 1, 2002, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(20)

             - (e) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(22)

             - (f) Amendment No. 5, dated April 30, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

             - (g) Amendment No. 6, dated July 1, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

             - (h) Amendment No. 7, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

             - (i) Amendment No. 8, dated July 1, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)

             - (j) Amendment No. 9, dated December 21, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)

             - (k) Amendment No. 10, dated May 1, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

             - (l) Amendment No. 11, dated June 12, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

             - (m) Amendment No. 12, dated July 3, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

             - (n) Amendment No. 13, dated November 6, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

             - (o) Amendment No. 14, dated December 21, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

             - (p) Amendment No. 15, dated May 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)



             - (q) Amendment No. 16, dated July 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)


    (2)      -    (a) Master Intergroup Sub-Advisory Contract for Mutual Funds,
                  dated April 30, 2004, between A I M Advisors, Inc. and INVESCO
                  Institutional (N.A.), Inc.(24)

             - (b) Amendment No. 1, dated July 16, 2004, to Master Intergroup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(24)

             - (c) Amendment No. 2, dated September 30, 2004, to Master Intergroup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(24)

             - (d) Amendment No. 3, dated October 15, 2004, to Master Intergroup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(24)

             - (e) Amendment No. 4, dated June 1, 2005, to Master Intergroup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(26)

             - (f) Amendment No. 5, dated July 3, 2006, to Master Intergroup Sub-Advisory Contract for Mutual Funds between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc.(28)


    (3)      -    Form of Master Intergroup Sub-Advisory Contract for Mutual
                  Funds, dated [May 1, 2008] between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management
                  Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset
                  Management (Japan) Limited, Invesco Australia Limited, Invesco
                  Global Asset Management (N.A.), Inc., Invesco Hong Kong
                  Limited, Invesco Institutional (N.A.), Inc., Invesco Senior
                  Secured Management, Inc. and Invesco Trimark Investment
                  Management Inc.(29)



    (4)      -    (a) Foreign Country Selection and Mandatory Securities
                  Depository Responsibilities Delegation Agreement, dated
                  September 9, 1998, between Registrant and A I M Advisors,
                  Inc.(7)


             - (b) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.(8)

             - (c) Amendment No. 2, dated December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement between Registrant and A I M Advisors, Inc.(8)

e   (1)      -    (a) First Amended and Restated Master Distribution Agreement,
                  dated July 16, 2001, between Registrant and A I M
                  Distributors, Inc.(17)

             - (b) Amendment No. 1, dated September 7, 2001, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001.(18)

             - (c) Amendment No. 2, dated May 1, 2002, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors Inc., dated July 16, 2001.(20)

             - (d) Amendment No. 3, dated August 29, 2003, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001.(22)

             - (e) Amendment No. 4, dated April 30, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(24)

             - (f) Amendment No. 5, dated October 15, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(24)

             - (g) Amendment No. 6, dated July 1, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(26)

             - (h) Amendment No. 7, dated December 21, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(26)

             - (i) Amendment No. 8, dated May 1, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

             - (j) Amendment No. 9, dated June 12, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

             - (k) Amendment No. 10, dated July 3, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

             - (l) Amendment No. 11, dated November 6, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

             - (m) Amendment No. 12, dated December 21, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)


             - (n) Amendment No. 13, dated May 1, 2007, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(29)


f   (1)      -    Retirement Plan of Registrant's Non-Affiliated Directors,
                  effective March 8, 1994, as restated September 18, 1995.(4)

    (2)      -    Retirement Plan for Eligible Directors/Trustees effective as of March 8, 1994, as Restated January 1, 2005.(28)

    (3)      -    Form of Director Deferred Compensation Agreement effective as
                  Amended March 7, 2000, September 28, 2001 and September 26,
                  2002.(22)

g   (1)      -    (a) Master Custodian Contract, dated May 1, 2000, between
                  Registrant and State Street Bank and Trust Company.(15)

             - (b) Amendment, dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(15)

             - (c) Amendment, dated June 29, 2001, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(20)

             - (d) Amendment, dated April 2, 2002, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(20)

             - (e) Amendment, dated September 8, 2004, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(24)

             - (f) Amendment, dated February 6, 2006, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(28)

             - (g) Amendment, dated January 31, 2007, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(28)

    (2)      -    (a) Custody Agreement, dated September 19, 2000, between
                  Registrant and The Bank of New York.(15)

             - (b) Amendment No. 1, dated May 31, 2005, to Custody Agreement dated September 19, 2000, between Registrant and The Bank of New York.(28)


    (3)      -    Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc.(29)



h   (1)      -    (a) Third Amended and Restated Master Administrative Services
                  Agreement, dated July 1, 2006, between Registrant and A I M
                  Advisors, Inc.(28)



             - (b) Amendment No. 1, dated July 3, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)



             - (c) Amendment No. 2, dated November 6, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)



             - (d) Amendment No. 3, dated December 21, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)



             - (e) Amendment No. 4, dated May 1, 2007, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(29)



    (2)      -    (a) Amended and Restated Transfer Agency and Service
                  Agreement, dated July 1, 2006, between Registrant and AIM
                  Investment Services, Inc.(28)



             - (b) Amendment No. 1, dated July 1, 2007, to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(29)


    (3)      -    Participation Agreement, dated February 25, 1993, between
                  Registrant, Connecticut General Life Insurance Company and
                  A I M Distributors, Inc.(4)

    (4)      -    (a) Participation Agreement, dated February 10, 1995, between
                  Registrant and Citicorp Life Insurance Company.(4)

             - (b) Amendment No. 1, dated February 3, 1997, to the Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(6)

    (5)      -    (a) Participation Agreement, dated February 10, 1995, between
                  Registrant and First Citicorp Life Insurance Company.(4)

             - (b) Amendment No. 1, dated February 3, 1997, to the Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(6)

    (6)      -    (a) Participation Agreement, dated December 19, 1995, between
                  Registrant and Glenbrook Life and Annuity Company.(4)

             - (a)(i) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company.(5)

             - (b) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

             - (c) Amendment No. 2, dated September 2, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(6)

             - (d) Amendment No. 3, dated January 26, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

             - (e) Amendment No. 4, dated May 1, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

             - (f) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(8)

             - (g) Amendment No. 6, dated September 26, 2001, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(20)

             - (h) Amendment No. 7, dated May 1, 2004, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(27)

    (7)      -    Participation Agreement, dated March 4, 1996, between
                  Registrant and IDS Life Insurance Company.(4)

    (8)      -    (a) Participation Agreement, dated October 7, 1996, between
                  Registrant and IDS Life Insurance Company (supersedes and replaces Participation Agreement dated March 4, 1996).(5)

             - (a)(i) Side Letter Agreement, dated September 27, 1996, between Registrant, IDS Life Insurance Company and IDS Life Insurance Company of New York.(6)

             - (b) Amendment 1, dated November 11, 1997, to the Participation Agreement, dated - October 7, 1996, between Registrant and IDS Life Insurance Company.(8)

             - (c) Amendment No. 2, dated August 13, 2001, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company.(27)

             - (d) Amendment No. 3, dated May 1, 2002, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company.(27)

             - (e) Amendment, dated January 1, 2003, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company.(27)

             - (f) Amendment, dated September 30, 2003, to the Participation Agreement, dated October - 7, 1996, between Registrant and IDS Life Insurance Company.(27)

             - (g) Amendment, dated April 30, 2004, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company.(27)

    (9)      -    (a) Participation Agreement, dated October 7, 1996, between
                  Registrant and IDS Life Insurance Company of New York.(5)

             - (b) Amendment No. 1, dated November 11, 1997, to the Participation Agreement, dated October 7, 1996 between Registrant and IDS Life Insurance Company of New York.(8)

             - (c) Amendment No. 2, dated August 13, 2001, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York.(27)

             - (d) Amendment No. 3, dated May 1, 2002, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York.(27)

             - (e) Amendment, dated January 1, 2003, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York.(27)

             - (f) Amendment, dated August 18, 2003, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York.(27)

             - (g) Amendment, dated April 30, 2004, to the Participation Agreement, dated October 7, 1996, between Registrant and IDS Life Insurance Company of New York.(27)

    (10)     -    (a) Participation Agreement, dated April 8, 1996, between
                  Registrant and Connecticut General Life Insurance Company.(4)

             - (b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(27)

    (11)     -    (a) Participation Agreement, dated September 21, 1996, between
                  Registrant and Pruco Life Insurance Company.(5)

             - (b) Amendment No. 1, dated July 1, 1997, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(6)

             - (c) Amendment No. 2, dated August 1, 1998, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(7)

             - (d) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

             - (e) Amendment No. 4, dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)


             - (f) Amendment, dated November 1, 2007, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(29)


    (12)     -    (a) Participation Agreement, dated October 1, 1996, between
                  Registrant and Allstate Life Insurance Company of New York.(5)

             - (a)(i) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(7)

             - (b) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(9)

             - (c) Amendment No. 2, dated December 18, 2002, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(27)

             - (d) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(27)

    (13)     -    (a) Participation Agreement, dated December 18, 1996, between
                  Registrant and Merrill Lynch Life Insurance Company.(5)

             - (a)(i) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated.(5)

             - (b) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(6)

             - (c) Amendment No. 2, dated April 13, 2000, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(14)

             - (d) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

             - (e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

             - (f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

             - (g) Agreement No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(20)

             - (h) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(27)

             - (i) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(27)

    (14)     -    (a) Participation Agreement, dated December 18, 1996, between
                  Registrant and ML Life Insurance Company of New York.(5)

             - (b) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(6)

             - (c) Amendment No. 2, dated April 3, 2000, to the Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York.(14)

             - (d) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

             - (e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

             - (f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated, December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

             - (g) Amendment No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(20)

             - (h) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(27)

             - (i) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(27)

    (15)     -    (a) Participation Agreement, dated February 14, 1997, between
                  Registrant and Pruco Life Insurance Company of New Jersey.(5)

             - (b) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

             - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

             - (d) Amendment, dated April 30, 2004, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(27)


             - (e) Amendment, dated November 1, 2007, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(29)


    (16)     -    Participation Agreement, dated April 30, 1997, between
                  Registrant and Prudential Insurance Company of America.(6)

    (17)     -    Amended and Restated Participation Agreement, dated April 17,
                  2006, between Registrant and American Centurion Life Assurance
                  Company.(28)

    (18)     -    Amended and Restated Participation Agreement, dated April 17,
                  2006, between Registrant and American Enterprise Life
                  Insurance Company.(28)

    (19)     -    (a) Participation Agreement, dated November 20, 1997, between
                  Registrant and AIG Life Insurance Company.(6)

             - (b) Amendment No. 1, dated October 11, 1999, to the Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company.(27)

    (20)     -    Participation Agreement, dated November 20, 1997, between
                  Registrant and American International Life Assurance Company of New York.(6)

    (21)     -    (a) Participation Agreement, dated November 4, 1997, between
                  Registrant and Nationwide Life Insurance Company.(6)

             - (b) Amendment No. 1, dated June 15, 1998, to the Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(7)

    (22)     -    (a) Participation Agreement, dated December 3, 1997, between
                  Registrant and Security Life of Denver.(6)

             - (b) Amendment No. 1, dated June 23, 1998, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(7)

             - (c) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(10)

             - (d) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(12)

             - (e) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

             - (f) Amendment No. 5, dated December 28, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

             - (g) Amendment No. 6, dated September 5, 2001, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(18)

    (23)     -    (a) Participation Agreement, dated December 31, 1997, between
                  Registrant and Cova Financial Services Life Insurance
                  Company.(6)

             - (b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(12)

             - (c) Amendment No. 2, dated September 1, 2000, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(14)

             - (d) Amendment No. 3, dated February 12, 2001, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly Cova Financial Services Life Insurance Company).(18)

    (24)     -    (a) Participation Agreement, dated December 31, 1997, between
                  Registrant and Cova Financial Life Insurance Company.(6)

             - (b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(10)

             - (c) Amendment No. 2, dated February 12, 2001, to the Participation Agreement, dated April 23, 1999, between Registrant and Met Life Investors Insurance Company (formerly Cova Financial Life Insurance Company).(18)

    (25)     -    (a) Participation Agreement, dated February 2, 1998, between
                  Registrant and The Guardian Insurance & Annuity Company,
                  Inc.(7)

             - (b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(11)

             - (c) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(14)

             - (d) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company.(14)

             - (e) Amendment No. 4, dated December 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc.(18)

             - (f) Amendment, dated January 1, 2003, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance and Annuity Company, Inc.(27)

             - (g) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance and Annuity Company, Inc.(27)

    (26)     -    (a) Participation Agreement, dated February 17, 1998, between
                  Registrant and Sun Life Assurance Company of Canada (U.S.).(7)

             - (b) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(8)

             - (c) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

             - (d) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

             - (e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

             - (f) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

             - (g) Amendment No. 6, dated September 1, 2001, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

             - (h) Amendment No. 7, dated April 1, 2002 to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

             - (i) Amendment No. 8, dated August 5, 2002, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

             - (j) Amendment No. 9, dated August 20, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada.(27)

             - (k) Amendment No. 10, dated December 31, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(27)

             - (l) Amendment No. 11, dated April 30, 2004, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(27)

             - (m) Amendment No. 12, dated January 29, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(28)


             - (n) Amendment No. 13, dated May 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(29)



             - (o) Amendment No. 14, dated August 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(29)


    (27)     -    Participation Agreement, dated April 1, 1998, between
                  Registrant and United Life & Annuity Insurance Company.(7)

    (28)     -    (a) Participation Agreement, dated April 21, 1998, between
                  Registrant and Keyport Life Insurance Company.(7)

             - (b) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(8)

             - (c) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(18)

    (29)     -    (a) Participation Agreement, dated May 1, 1998, between
                  Registrant and PFL Life Insurance Company.(7)

             - (b) Amendment No. 1, dated June 30, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

             - (c) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(8)

             - (d) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

             - (e) Amendment No. 4, dated February 28, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

             - (f) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(18)

             - (g) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(18)

             - (h) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(20)

             - (i) Amendment No. 8, dated July 15, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(20)

             - (j) Amendment No. 9, dated December 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(20)

             - (k) Amendment No. 10, dated May 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(27)

             - (l) Amendment No. 11, dated December 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(27)

             - (m) Amendment No. 12, dated May 1, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(27)

             - (n) Amendment No. 13, dated September 1, 2005, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(27)

             - (o) Amendment No. 14, dated May 1, 2006, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(27)


             - (p) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(29)



             - (q) Amendment dated July 30, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company).(29)


    (30)     -    (a) Participation Agreement, dated May 1, 1998, between
                  Registrant and Fortis Benefits Insurance Company.(7)

             - (b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company (n/k/a Union Security Insurance Company).(28)

    (31)     -    (a) Participation Agreement, dated June 1, 1998, between
                  Registrant and American General Life Insurance Company.(7)

             - (b) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(9)

             - (c) Amendment No. 2, dated September 29, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

             - (d) Amendment No. 3, dated February 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

             - (e) Amendment No. 4, dated November 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(18)

             - (f) Amendment No. 5, dated May 14, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(20)

             - (g) Amendment No. 6, dated October 1, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

             - (h) Amendment No. 7, dated January 15, 2004, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

             - (i) Amendment No. 8, dated January 1, 2005, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

             - (j) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(28)


             - (k) Amendment No. 10, dated August 31, 2007, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(29)


    (32)     -    (a) Participation Agreement, dated June 16, 1998, between
                  Registrant and Lincoln National Life Insurance Company.(7)

             - (b) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(8)

             - (c) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

             - (d) Amendment No. 3, dated October 14, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

             - (e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(14)

             - (f) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(18)

             - (g) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(18)

             - (h) Amendment No. 7, dated May 1, 2003, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(27)

             - (i) Amendment No. 8, dated April 30, 2004, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(27)

             - (j) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 16, 1998, between Registrant and Lincoln National Life Insurance Company.(28)

    (33)     -    (a) Participation Agreement, dated June 30, 1998, between
                  Registrant and Aetna Life Insurance and Annuity Company.(7)

             - (b) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company.(18)

             - (c) Amendment, dated July 12, 2002, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company (n/k/a ING Life Insurance and Annuity Company).(27)

    (34)     -    (a) Participation Agreement, dated July 1, 1998, between
                  Registrant and The Union Central Life Insurance Company.(8)

             - (b) Amendment 2, dated July 1, 2001, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(28)

             - (c) Amendment, dated January 1, 2003, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(20)

             - (d) Amendment, dated April 30, 2004, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company).(27)

             - (e) Amendment 4, dated June 30, 2006, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(28)

             - (f) Amendment, dated November 5, 2007, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(29)


    (35)     -    (a) Participation Agreement, dated July 1, 1998, between
                  Registrant and United Investors Life Insurance Company.(8)

             - (b) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(27)

    (36) (a) Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(7)

             - (b) Amendment No. 1, dated April 29, 2002, to be effective as of November 1, 2000, to the Participation Agreement, dated July 2, 1998, between Registration and Hartford Life Insurance Company.(20)

             - (c) Amendment No. 2, dated September 20, 2001, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(20)

             - (d) Amendment No. 3, dated June 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

             - (e) Amendment No. 4, dated November 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

             - (f) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

    (37)     -    (a) Participation Agreement, dated July 13, 1998, between
                  Registrant and Keyport Benefit Life Insurance Company.(7)

             - (b) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(8)

             - (c) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(27)


    (38)     -    Amended and Restated Participation Agreement, dated July 31,
                  2007, to the Participation Agreement, dated July 27, 1998, between Registrant, A I M Distributors, Inc., and Commonwealth
                  Annuity and Life Insurance Company (formerly Allmerica
                  Financial Life Insurance and Annuity Company).(29)


    (39)     -    (a) Participation Agreement, dated July 27, 1998, between
                  Registrant and First Allmerica Financial Life Insurance
                  Company.(7)

             - (b) Amendment No. 1, dated February 11, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(13)

             - (c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

             - (d) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

             - (e) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

             - (f) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

             - (g) Amendment No. 6, dated May 1, 2001, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

             - (h) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(20)

             - (i) Amendment dated January 1, 2003 to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(27)

    (40)     -    (a) Participation Agreement, dated October 15, 1998, between
                  Registrant and Lincoln Life & Annuity Insurance Company of New
                  York.(9)

             - (b) Amendment No. 1, dated February 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

             - (c) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

             - (d) Amendment No. 3, dated July 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

             - (e) Amendment, dated January 1, 2003, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

             - (f) Amendment No. 5, dated April 30, 2004, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

             - (g) Amendment No. 6, dated October 1, 2006, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(28)

             - (h) Amendment No. 7, dated April 2, 2007, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(29)


    (41)     -    (a) Participation Agreement, dated November 23, 1998, between
                  Registrant and American General Annuity Insurance Company.(8)

             - (b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(11)

             - (c) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(14)

    (42)     -    (a) Participation Agreement, dated December 1, 1998, between
                  Registrant and the Prudential Insurance Company of America.(8)

             - (b) Amendment No. 1, dated March 8, 2000, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(27)

             - (c) Amendment, dated April 30, 2004, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(27)


             - (d) Amendment, dated May 1, 2006, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(29)


    (43)     -    (a) Participation Agreement, dated February 1, 1999, between
                  Registrant and Sage Life Assurance of America, Inc.(9)

             - (b) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(18)

             - (c) Amendment No. 2, dated February 1, 2002, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(27)

             - (d) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(27)

    (44)     -    (a) Participation Agreement, dated April 1, 1999, between
                  Registrant and Liberty Life Assurance Company of Boston.(9)

             - (b) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(18)

             - (c) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(27)

             - (d) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(29)


    (45)     -    Participation Agreement, dated April 13, 1999, between
                  Registrant and Western-Southern Life Insurance Company.(10)

    (46)     -    (a) Participation Agreement, dated May 1, 1999, between
                  Registrant and Columbus Life Insurance Company.(10)

             - (b) Amendment, dated April 25, 2003, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(27)

             - (c) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(27)

    (47)     -    (a) Participation Agreement, dated April 26, 1999, between
                  Registrant and First Variable Life Insurance Company.(10)

             - (b) Amendment, dated April 30, 2004, to the Participation Agreement, dated April 26, 1999, between Registrant and Protective Life Insurance Company (formerly First Variable Life Insurance Company).(27)

    (48)     -    (a) Participation Agreement, dated August 21, 1999, between
                  Registrant and Life Investors Insurance Company of
                  America.(11)

             - (b) Amendment, dated July 12, 2006, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(28)


             - (c) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(29)


    (49)     -    Participation Agreement, dated June 8, 1999, between
                  Registrant and The Principal Life Insurance Company.(10)

    (50)     -    (a) Participation Agreement, dated June 8, 1999, between
                  Registrant and Principal Life Insurance Company.(11)

             - (b) Amendment, dated April 1, 2001, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

             - (c) Amendment, dated May 1, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

             - (d) Amendment, dated August 15, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

             - (e) Amendment. dated January 8, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

             - (f) Amendment, dated February 14, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

             - (g) Amendment, dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

             - (h) Amendment, dated April 29, 2005, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)


             - (i) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(29)



    (51)     -    (a) Participation Agreement, dated June 14, 1999, between
                  Registrant and Security First Life Insurance Company.(11)



             - (b) Amendment No. 1, dated April 30, 2007, to the Participation Agreement, dated June 14 1999, between Registrant and Security First Life Insurance Company.(29)


    (52)     -    (a) Participation Agreement, dated July 1, 1999, between
                  Registrant and Allstate Life Insurance Company.(11)

             - (b) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(18)

             - (c) Amendment No. 2, dated May 1, 2003, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(27)

    (53)     -    (a) Participation Agreement, dated July 27, 1999, between
                  Registrant and Allianz Life Insurance Company of North
                  America.(11)

             - (b) Amendment No. 1, dated May 1, 2005, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(28)

             - (c) Amendment No. 2, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(28)

    (54)     -    (a) Participation Agreement, dated July 27, 1999, between
                  Registrant and Preferred Life Insurance Company of New
                  York.(11)

             - (b) Amendment No. 1, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly preferred Life Insurance Company of New York).(28)

    (55)     -    Participation Agreement, dated August 31, 1999, between
                  Registrant and John Hancock Mutual Life Insurance Company.(11)

    (56)     -    (a) Participation Agreement, dated August 31, 1999, between
                  Registrant and The United States Life Insurance Company in the
                  City of New York.(11)

             - (b) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

             - (c) Amendment No. 2, dated December 31, 2002, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

             - (d) Amendment No. 3, dated September 5, 2003, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

    (57)     -    (a) Participation Agreement, dated November 1, 1999, between
                  Registrant and AETNA Insurance Company of America.(12)

             - (b) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(18)

             - (c) Amendment, dated July 12, 2002, to the Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(27)

    (58)     -    Participation Agreement, dated January 28, 2000, between
                  Registrant and Northbrook Life Insurance Company.(13)

    (59)     -    (a) Participation Agreement, dated March 2, 2000, between
                  Registrant and GE Life and Annuity Assurance Company.(14)

             - (b) Amendment No. 1, dated January 12, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(27)

             - (c) Amendment No. 2, dated April 29, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(27)


             - (d) Amendment No. 3, dated February 27, 2007, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company).(29)


    (60)     -    Participation Agreement, dated March 27, 2000, between
                  Registrant and Reliastar Life Insurance Company of New
                  York.(14)

    (61)     -    Participation Agreement, dated March 27, 2000, between
                  Registrant and Northern Life Insurance Company.(14)

    (62)     -    Participation Agreement, dated March 27, 2000, between
                  Registrant and Reliastar Life Insurance Company.(14)

    (63)     -    (a) Participation Agreement, dated April 10, 2000, between
                  Registrant and Allmerica Financial Life Insurance and Annuity
                  Company.(14)

             - (b) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

    (64)     -    (a) Participation Agreement, dated April 14, 2000, between
                  Registrant and United Investors Life Insurance Company.(14)

             - (b) Amendment, dated April 30, 2004, to the Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company.(27)

    (65)     -    (a) Participation Agreement, dated April 17, 2000, between
                  Registrant and Sun Life Insurance and Annuity Company of New
                  York.(14)

             - (b) Amendment No. 1, dated April 27, 2000, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

             - (c) Amendment No. 2, dated September 1, 2001, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

             - (d) Amendment No. 3, dated April 1, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

             - (e) Amendment No. 4, dated December 31, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

             - (f) Amendment No. 5, dated August 20, 2003, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(27)

             - (g) Amendment No. 6, dated April 30, 2004, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(27)

             - (h) Amendment No. 7, dated October 1, 2006, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(28)


             - (i) Amendment No. 8, dated January 29, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)



             - (j) Amendment No. 9, dated May 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)



             - (k) Amendment No. 10, dated August 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)


    (66)     -    (a) Participation Agreement, dated August 1, 2000, between
                  Registrant and Kansas City Life Insurance Company.(14)

             - (b) Amendment, dated October 31, 2002, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(27)

    (67)     -    (a) Participation Agreement, dated September 25, 2000, between
                  Registrant and Security Life of Denver Insurance Company.(14)

             - (b) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(18)

    (68)     -    (a) Participation Agreement, dated February 26, 1999, between
                  Registrant and American General Life Insurance Company.(18)

             - (b) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

             - (c) Amendment No. 2, dated October 1, 2002, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(27)

    (69)     -    (a) Participation Agreement, dated April 3, 2000, between
                  Registrant and First Cova Life Insurance Company.(18)

             - (b) Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(18)


             - (c) Amendment No. 2, dated April 30, 2007, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(29)


    (70)     -    (a) Participation Agreement, dated February 1, 2001, between
                  Registrant and Peoples Benefit Life Insurance Company.(18)

             - (b) Amendment, dated April 6, 2004, to the Participation Agreement between Registrant and Peoples Benefit Life Insurance Company.(27)


             - (c) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated February 1, 2001, between Registrant and People's Benefit Life Insurance Company.(29)


    (71)     -    (a) Participation Agreement, dated March 28, 2001, between
                  Registrant and Security Benefit Life Insurance Company.(18)

             - (b) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(27)

             - (c) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(27)

             - (d) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(28)

    (72)     -    Participation Agreement, dated March 29, 2001, between
                  Registrant and Phoenix Home Life Mutual Insurance Company.(18)

    (73)     -    Participation Agreement, dated March 29, 2001, between
                  Registrant and Phoenix Life and Annuity Company.(18)

    (74)     -    Participation Agreement, dated March 29, 2001, between
                  Registrant and PHL Variable Insurance Company.(18)

    (75)     -    (a) Participation Agreement, dated April 4, 2001, between
                  Registrant and Annuity Investors Life Insurance Company.(18)

             - (b) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(27)

             - (c) Amended, dated April 30, 2004, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(27)

    (76)     -    Participation Agreement, dated April 17, 2001, between
                  Registrant and Sun Life Insurance and Annuity Company of New
                  York.(18)

    (77)     -    (a) Participation Agreement, dated April 30, 2001, between
                  Registrant and Western Reserve Life Assurance Co. of Ohio.(18)

             - (b) Amendment, dated April 30, 2001, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(27)

             - (c) Amendment, dated July 12, 2006, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(28)


             - (d) Amendment and Novation dated May 1, 2007, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(29)


    (78)     -    (a) Participation Agreement, dated July 13, 2001, between
                  Registrant and Golden American Life Insurance Company.(18)

             - (b) Amendment, dated April 30, 2004, to the Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company.(27)

    (79)     -    (a) Participation Agreement, dated July 24, 2001, between
                  Registrant and Lincoln Benefit Life Company.(18)

             - (b) Amendment No. 1, dated December 18, 2002, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(20)

    (80)     -    (a) Participation Agreement, dated October 1, 2000, between
                  Registrant and The Travelers Life and Annuity Company.(18)

             - (b) Amendment, dated May 1, 2003, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(27)

             - (c) Amendment, dated March 31, 2005, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(27)


    (81)     -    Participation Agreement, dated November 1, 2001, between
                  Registrant and The American Life Insurance Company of New
                  York.(18)


    (82)     -    (a) Participation Agreement, dated May 1, 2002, between the
                  Registrant and Hartford Life and Annuity Insurance
                  Company.(27)

             - (b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 2002, to the Participation Agreement dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company.(27)

    (83)     -    (a) Participation Agreement, dated March 4, 2002, between
                  Registrant and Minnesota Life Insurance Company.(19)

             - (b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(27)

             - (c) Amendment No. 2, dated April 1, 2005, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(27)

             - (d) Amendment No. 3, dated October 1, 2006, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(28)

    (84)     -    (a) Participation Agreement, dated May 1, 2002, between
                  Registrant and AUSA Life Insurance Company, Inc.(20)

             - (b) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc.(27)

             - (c) Amendment, dated July 12, 2006, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(28)


             - (d) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(29)



             - (e) Amendment, dated July 30, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(29)


    (85)     -    Participation Agreement, dated October 1, 2002, between
                  Registrant and CUNA Mutual Life Insurance Company.(20)

    (86)     -    (a) Participation Agreement, dated May 1, 2000, between
                  Registrant and SAFECO Life Insurance Company.(27)

             - (b) Amendment, dated May 1, 2003, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

             - (c) Amendment, dated April 30, 2004, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

             - (d) Amendment, dated July 15, 2005, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company (n/k/a Symetra Life Insurance Company.(27)

    (87)     -    (a) Participation Agreement, dated May 22, 2002, between
                  Registrant and The Penn Mutual Life Insurance Company.(27)

             - (b) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 22, 2002, between Registrant and the Penn Mutual Life Insurance Company.(27)

    (88)     -    (a) Participation Agreement, dated June 21, 2002, between
                  Registrant and First Security Benefit Life Insurance and
                  Annuity Company.(27)

             - (b) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

             - (c) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

             - (d) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(28)

    (89)     -    Participation Agreement, dated April 30, 2003, between
                  Registrant and MONY Life Insurance Company.(27)

    (90)     -    Participation Agreement, dated April 30, 2003, between
                  Registrant and MONY Life Insurance Company of America.(27)


    (91)     -    (a) Participation Agreement, dated September 1, 2005, between
                  Registrant and American National Insurance Company.(27)



             - (b) Amendment, dated March 2, 2007, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(29)


    (92)     -    (a) Participation Agreement, dated October 12, 1999, between
                  Registrant and Security Equity Life Insurance Company.(27)

             - (b) Amendment No. 1, dated October 31, 2003, to the Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company.(27)

    (93)     -    (a) Participation Agreement, dated October 12, 1999, between
                  Registrant and General American Life Insurance Company.(27)

             - (b) Amendment, dated September 2, 2002, to the Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company.(27)

    (94)     -    (a) Participation Agreement, dated May 1, 2003, between
                  Registrant and Jefferson National Life Insurance Company.(27)


             - (b) Amendment, dated April 30, 2004, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company.(27)



             - (c) Amendment, dated May 1, 2006, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company.(27)


    (95)     -    Participation Agreement, dated April 30, 2004, between
                  Registrant and Midland National Life Insurance Company.(27)

    (96)     -    Participation Agreement, dated April 30, 2004, between
                  Registrant and National Life Insurance Company.(27)

    (97)     -    Participation Agreement, dated April 30, 2004, between
                  Registrant and Metropolitan Life Insurance Company.(27)


    (98)     -    (a) Participation Agreement, dated April 30, 2004, between
                  Registrant and Ameritas Life Insurance Corporation (formerly
                  Ameritas Variable Life Insurance Company).(27)



             - (b) Amendment No. 1, dated July 31, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly Ameritas Variable Life Insurance Company).(28)



             - (c) Amendment No. 2, dated November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly Ameritas Variable Life Insurance Company).(29)


    (99)     -    (a) Participation Agreement, dated April 30, 2004, between
                  Registrant and Ameritas Life Insurance Company.(27)

             - (b) Novation to Participation Agreement, dated February 26, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company.(28)


             - (c) Amendment No. 1, effective November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(29)


    (100)    -    Participation Agreement, dated April 30, 2004, between
                  Registrant and Business Men's Assurance Company of
                  America.(27)

    (101)    -    Participation Agreement, dated April 30, 2004, between
                  Registrant and American Skandia Life Assurance Corp.(27)

    (102)    -    Participation Agreement, dated April 30, 2004, between
                  Registrant and Great- West Life Annuity Insurance Company.(27)

    (103)    -    Participation Agreement, dated April 30, 2004, between
                  Registrant and American United Life Insurance Company.(27)

    (104)    -    (a) Participation Agreement, dated March 2, 2003, between
                  Registrant and GE Capital Life Assurance Company of New
                  York.(27)

             - (b) Amendment No. 1, dated April 29, 2005, to the Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York.(27)


             - (c) Amendment No. 2, dated February 27, 2007, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York).(29)


    (105)    -    Participation Agreement, dated April 30, 2004, between
                  Registrant and American Partners Life Insurance Company.(27)

    (106)    -    Participation Agreement, dated April 30, 2004, between
                  Registrant and Massachusetts Mutual Life Insurance
                  Company.(27)

    (107)    -    Participation Agreement, dated April 30, 2004, between
                  Registrant and C.M. Life Insurance Company.(27)

    (108)    -    Participation Agreement, dated July 1, 2005, between
                  Registrant and AXA Equitable Life Insurance Company.(27)

    (109)    -    (a) Participation Agreement, dated September 14, 2005, between
                  Registrant and New York Life Insurance and Annuity Corp.(27)

             - (b) Addendum, dated March 17, 2006, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(27)

    (110)    -    Participation Agreement, dated April 30, 2004, between
                  Registrant and Chase Insurance Life and Annuity Company.(27)

    (111)    -    Participation Agreement, dated April 30, 2004, between
                  Registrant and Kemper Investors Life Insurance Company.(27)

    (112)    -    (a) Participation Agreement, dated January 6, 2003, between
                  Registrant and Nationwide Life Insurance Company.(27)

             - (b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

             - (c) Amendment No. 2, dated July 1, 2005, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

    (113)    -    (a) Participation Agreement, dated April 30, 2004, between
                  Registrant, A I M Distributors, Inc. and First Great-West Life
                  & Annuity Insurance Company.(28)


             - (b) Amendment No. 1, dated November 15, 2007, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(29)



    (114)    -    (a) Participation Agreement, dated April 30, 2004, between
                  Registrant, A I M Distributors, Inc., and Great-West Life &
                  Annuity Insurance Company.(29)



             - (b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(28)



             - (c) Amendment No. 2, dated August 1, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(28)



             - (d) Amendment No. 3, dated November 15, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(29)



    (115)    -    Participation Agreement, dated April 30, 2004, between
                  Registrant and The Manufacturers Life Insurance Company of New
                  York (effective January 1, 2005, John Hancock Life Insurance
                  Company of New York).(28)



    (116)    -    Participation Agreement, dated April 30, 2004, between
                  Registrant and The Manufacturers Life Insurance Company
                  (U.S.A.) (effective January 1, 2005, John Hancock Life
                  Insurance Company (U.S.A.).(28)



    (117)    -    Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company.(4)



    (118)    -    Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds.(12)



    (119)    -    Third Amended and Restated Interfund Loan Agreement, dated
                  December 30, 2005, between Registrant and A I M Advisors,
                  Inc.(28)



    (120)    -    Third Amended and Restated Memorandum of Agreement, dated as of July 1, 2007, between Registrant, on behalf of all funds, and A I M Advisors, Inc., regarding securities lending.(29)



    (121)    -    Memorandum of Agreement, dated as of July 1, 2007, between
                  Registrant, on behalf of certain funds, and A I M Advisors, Inc., regarding advisory fee waivers.(29)



    (122)    -    Memorandum of Agreement, dated as of July 1, 2007, between
                  Registrant, on behalf of all funds, and A I M Advisors, Inc., regarding expense limitations.(29)



    (123)    -    Memorandum of Agreement, dated as of July 1, 2007, between
                  Registrant, on behalf of all funds, and A I M Advisors, Inc., regarding Affiliated Money Market Fund Waiver.(29)
i   (1)           (a) Opinion and Consent of Messrs. Freedman, Levy, Kroll &
                  Simonds regarding the AIM V.I. Capital Appreciation Fund, the
                  AIM V.I. Diversified Income Fund, the AIM V.I. Government
                  Securities Fund, the AIM V.I. Growth Fund, the AIM V.I.
                  International Equity Fund, the AIM V.I. Money Market Fund and the AIM V.I. Value Fund.(1)

             - (b) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund (presently the AIM V.I. Global Utilities Fund).(2)

             - (c) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the AIM V.I. Global Utilities Fund name change.(3)

             - (d) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Development Fund and AIM V.I. High Yield Fund.(6)

             - (e) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Global Growth and Income Fund and AIM V.I. Telecommunications Fund.(7)

             - (f) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Blue Chip Fund.(10)

             - (g) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding AIM V.I. Dent Demographic Trends Fund.(11)

             - (h) Opinion and Consent of Messrs. Freedman, Levy, Kroll & Simonds regarding the redomestication of the Registrant.(13)

             - (i) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of a Series II share class.(16)

             - (j) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Equity Fund.(17)

             - (k) Opinion and Consent of Messrs. Foley & Lardner regarding the addition of AIM V.I. Large Cap Growth Fund and AIM V.I. Small Cap Equity Fund.(21)

             - (l) Opinion and Consent of Messrs. Foley & Lardner, LLP regarding the addition of AIM V.I. Real Estate Fund, INVESCO VIF -- Core Equity Fund, INVESCO VIF -- Dynamics Fund, INVESCO VIF -- Financial Services Fund, INVESCO VIF -- Health Sciences Fund, INVESCO VIF -- Leisure Fund, INVESCO VIF -- Small Company Growth Fund, INVESCO VIF -- Technology Fund, INVESCO VIF -- Total Return Fund and INVESCO VIF -- Utilities Fund.(23)

             - (m) Tax Opinion of Messrs. Foley & Lardner, LLP regarding the merger of Phoenix AIM Mid-Cap Equity Series into AIM V.I. Mid Cap Core Equity Fund.(24)


j   (1)      -    Consent of Ballard, Spahr, Andrews & Ingersoll, LLP.(29)



k            -    Financial Statements for the period ended December 31, 2007 are incorporated by reference to the Funds' annual reports to shareholders contained in the Registrant's Form N-CSR filed on February ___, 2008.

l   (1)      -    (a) Agreements Concerning Initial Capitalization of the AIM
                  V.I. Capital Appreciation Fund, the AIM V.I. Diversified
                  Income Fund, the AIM V.I. Government Securities Fund, the AIM
                  V.I. Growth Fund, the AIM V.I. International Equity Fund, the
                  AIM V.I. Money Market Fund, and the AIM V.I. Value Fund.(4)

             - (b) Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund.(4)

             - (c) Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund.(7)

             - (d) Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund.(11)

             - (e) Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund.(11)

             - (f) Agreement Concerning Initial Capitalization of the AIM V.I. Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated September 7, 2001.(18)

m   (1)      -    (a) Registrant's Master Distribution Plan pursuant to Rule
                  12b-1 for Series II shares.(17)

             - (b) Amendment No. 1 to the Registrant's Master Distribution Plan, dated September 7, 2001.(18)

             - (c) Amendment No. 2 to the Registrant's Master Distribution Plan, dated May 1, 2002.(20)

             - (d) Amendment No. 3 to the Registrant's Master Distribution Plan, dated August 29, 2003.(22)

             - (e) Amendment No. 4 to the Registrant's Master Distribution Plan, dated April 30, 2004.(24)

             - (f) Amendment No. 5 to the Registrant's Master Distribution Plan, dated October 15, 2004.(24)

             - (g) Amendment No. 6 to the Registrant's Master Distribution Plan, dated July 1, 2005.(26)

             - (h) Amendment No. 7 to the Registrant's Master Distribution Plan, dated December 21, 2005.(26)

             - (i) Amendment No. 8 to the Registrant's Master Distribution Plan, dated May 1, 2006.(28)

             - (j) Amendment No. 9, to the Registrant's Master Distribution Plan, dated June 12, 2006.(28)

             - (k) Amendment No. 10, to the Registrant's Master Distribution Plan, July 3, 2006.(28)

             - (l) Amendment No. 11, to the Registrant's Master Distribution Plan, dated November 6, 2006.(28)

             - (m) Amendment No. 12, to the Registrant's Master Distribution Plan, dated December 21, 2006.(28)


             - (n) Amendment 13, to the Registrant's Master Distribution Plan, dated May 1, 2007.(29)


n            -    Registrant's Amended and Restated Multiple Class Plan,
                  effective July 16, 2001, as amended and restated August 18, 2003.(22)

o            -    Reserved

p   (1)      -    AIM Funds and A I M Management Group, Inc. Code of Ethics,
                  originally adopted May 1, 1981, amended effective as of February 16, 2006. (28)


    (2)      -    Invesco Institutional (N.A.), Inc., Code of Ethics adopted May
                  19, 2006.(28)



    (3)      -    Code of Ethics relating to INVESCO Asset Management (Japan)
                  Limited.(29)



    (4)      -    INVESCO Code of Ethics, dated February 2008, relating to
                  Invesco Global Asset Management (N.A.), Inc., Invesco
                  Institutional (N.A.), Inc. and Invesco Senior Secured
                  Management, Inc.(30)



    (5)      -    Invesco Staff Ethics and Personal Share Dealing, dated April
                  2007, relating to Invesco Hong Kong Limited.(29)



    (6)      -    INVESCO PLC Code of Conduct, revised July 2006, AIM Trimark
                  Investments Addendum to the AMVESCAP Code of Conduct, revised
                  April 2, 2007, Policy No. D-6 Gifts and Entertainment, revised
                  April 2007, and Policy No. D-7 AIM Trimark Personal Trading
                  Policy, revised March 2007, together the Code of Ethics relating to Invesco Trimark Investment Management Inc.(29)



    (7)      -    Code of Ethics relating to Invesco Asset Management
                  Deutschland GmbH.(29)



    (8)      -    Code of Ethics relating to Invesco Asset Management
                  Limited.(29)



    (9)      -    INVESCO PLC Code of Conduct, revised July 2006, relating to
                  Invesco Australia Limited.(29)



q            -    Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden,
                  Fields, Flanagan, Frischling, Graham, Mathai-Davis, Pennock,
                  Quigley, Soll, Stickel and Taylor.(28)

    (1)      -    Incorporated herein by reference to Pre-Effective Amendment
                  No. 1, filed on April 19, 1993.



    (2)      -    Incorporated herein by reference to Post-Effective Amendment
                  No. 4, filed on November 3, 1994.



    (3)      -    Incorporated herein by reference to Post-Effective Amendment
                  No. 6, filed on April 26, 1995.



    (4)      -    Incorporated herein by reference to Post-Effective Amendment
                  No. 7, filed electronically on April 29, 1996.



    (5)      -    Incorporated herein by reference to Post-Effective Amendment
                  No. 8, filed electronically on April 23, 1997.



    (6)      -    Incorporated herein by reference to Post-Effective Amendment
                  No. 9, filed electronically on February 13, 1998.



    (7)      -    Incorporated herein by reference to Post-Effective Amendment
                  No. 10, filed electronically on October 2, 1998.



    (8)      -    Incorporated herein by reference to Post-Effective Amendment
                  No. 11, filed electronically on February 18, 1999.



    (9)      -    Incorporated herein by reference to Post-Effective Amendment
                  No. 12, filed electronically on April 29, 1999.



    (10)     -    Incorporated herein by reference to Post-Effective Amendment
                  No. 13, filed electronically on July 13, 1999.



    (11)     -    Incorporated herein by reference to Post-Effective Amendment
                  No. 14, filed electronically on September 28, 1999.



    (12)     -    Incorporated herein by reference to Post-Effective Amendment
                  No. 15, filed electronically on February 16, 2000.



    (13)     -    Incorporated herein by reference to Post-Effective Amendment
                  No. 16, filed electronically on February 17, 2000.



    (14)     -    Incorporated herein by reference to Post-Effective Amendment
                  No. 18, filed electronically on February 16, 2001.



    (15)     -    Incorporated herein by reference to Post-Effective Amendment
                  No. 19, filed electronically on April 12, 2001.



    (16)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 20, filed electronically on May 29, 2001.



    (17)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 21, filed electronically on July 18, 2001.



    (18)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 22, filed electronically on February 12, 2002.



    (19)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 24, filed electronically on April 30, 2002.



    (20)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 25, filed electronically on April 29, 2003.



    (21)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 26, filed electronically on June 18, 2003.



    (22)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 27, filed electronically on February 13, 2004.



    (23)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 28, filed electronically on April 13, 2004.



    (24)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 29, filed electronically on February 28, 2005.



    (25)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 30, filed electronically on April 29, 2005.



    (26)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 31, filed electronically on February 14, 2006.



    (27)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 32, filed electronically on April 27, 2006.



    (28)     -    Incorporated herein by reference to Post Effective Amendment
                  No. 33, filed electronically on April 27, 2007.



    (29)     -    Filed herewith electronically.



    (30)     -    To be filed by amendment.


Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None.

Item 25.          Indemnification

                  Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant's Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 23(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust, effective as of September 14, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant's Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

                  The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to a $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

                  Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.


                  Section 7 of the Master Intergroup Sub-Advisory Contract for Mutual Funds between AIM and Invesco Institutional (N.A.), Inc. (the "Sub-Advisory Contract") provides that the sub-advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the sub-advisor in the performance by the sub-advisor of its duties or from reckless disregard by the sub-advisor of its obligations and duties under the Sub-Advisory Contract.



                  Effective May 1, 2008, Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the "Sub-Advisory Contract") between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Investment Management Inc. (each a "Sub-Advisor", collectively the "Sub-Advisors") provides that the Sub-Advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-Advisor of its obligations and duties under the Sub-Advisory Contract.


                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Advisor


                  The only employment of a substantial nature of AIM's directors and officers is with AIM and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Investment Management Inc. (each a "Sub-Advisor", collectively the "Sub-Advisors") reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Advisor herein incorporated by reference. Reference is also made to the caption "Fund Management--The Advisor" of the Prospectuses which comprises Part A of this Registration Statement, and to the discussion under the caption "Management of the Trust" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 27(b) of this Part C.


Item 27.          Principal Underwriters

(a) A I M Distributors, Inc. the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:


                  AIM Core Allocation Portfolio Series    AIM Sector Funds
                  AIM Counselor Series Trust              AIM Stock Funds
                  AIM Equity Funds                        AIM Summit Fund
                  AIM Funds Group                         AIM Tax-Exempt Funds
                  AIM Growth Series                       AIM Treasurer's Series Trust
                  AIM International Mutual Funds          PowerShares Exchange-Traded Fund Trust
                  AIM Investment Funds                    PowerShares Exchange-Traded Fund Trust II
                  AIM Investment Securities Funds         Short-Term Investments Trust
                                                          Tax-Free Investments Trust


(b) The following table sets forth information with respect to each director, officer or partner of A I M Distributors, Inc.


        Name and Principal                 Position and Offices with                   Positions and Offices
        Business Address*                         Underwriter                             with Registrant
        ------------------                 -------------------------                   ---------------------

Philip A. Taylor                      Director                               Trustee, President & Principal Executive Officer

John S. Cooper                        President                              None

William Hoppe, Jr.                    Executive Vice President               None

Karen Dunn Kelley                     Executive Vice President               Vice President

Brian Lee                             Executive Vice President               None

Benn Utt                              Executive Vice President               None

Patrick R. Bray                       Senior Vice President                  None

Michael A. Bredlau                    Senior Vice President                  None

LuAnn S. Katz                         Senior Vice President                  None

        Name and Principal                 Position and Offices with                   Positions and Offices
        Business Address*                         Underwriter                             with Registrant
        ------------------                 -------------------------                   ---------------------

Ivy B. McLemore                       Senior Vice President                  None

Lyman Missimer III                    Senior Vice President                  Assistant Vice President

David J. Nardecchia                   Senior Vice President                  None

Margaret A. Vinson                    Senior Vice President                  None

Gary K. Wendler                       Director &Senior Vice President        None

Scott B. Widder                       Senior Vice President                  None

John M. Zerr                          Director, Senior Vice President &      Senior Vice President, Secretary & Chief
                                      Secretary                              Legal Officer

David A. Hartley                      Treasurer & Chief Financial Officer    None

Rebecca Starling-Klatt                Chief Compliance Officer & Assistant   None
                                      Vice President

Lance A. Rejsek                       Anti-Money Laundering Compliance       Anti-Money Laundering Compliance Officer
                                      Officer


*                11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

   (c)           Not applicable

Item 28.          Location of Accounts and Records


                  A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained at the offices of Invesco Institutional (N.A.), Inc., 400 West Market Street, Suite 300, Louisville, Kentucky 40202, and except for those relating to certain transactions in portfolio securities that are maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, AIM Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.



                  Effective May 1, 2008, records may also be maintained at the offices of:



                  Invesco Asset Management Deutschland GmbH
                  Bleichstrasse 60-62
                  Frankfurt, Germany 60313



                  Invesco Asset Management Limited
                  30 Finsbury Square
                  London, United Kingdom
                  EC2A 1AG



                  Invesco Asset Management (Japan) Limited
                  25th Floor, Shiroyama Trust Tower
                  3-1, Toranoman 4-chome, Minato-Ku
                  Tokyo, Japan 105-6025



                  Invesco Australia Limited
                  333 Collins Street, Level 26
                  Melbourne Vic 3000, Australia



                  Invesco Global Asset Management (N.A.), Inc.
                  One Midtown Plaza
                  1360 Peachtree Street, N.E.
                  Atlanta, Georgia 30309



                  Invesco Hong Kong Limited
                  32nd Floor
                  Three Pacific Place
                  1 Queen's Road East
                  Hong Kong



                  Invesco Institutional (N.A.), Inc.
                  One Midtown Plaza
                  1360 Peachtree Street, N.E.
                  Atlanta, Georgia 30309



                  Invesco Senior Secured Management, Inc.
                  1166 Avenue of the Americas
                  New York, NY 10036



                  Invesco Trimark Investment Management Inc.
                  5140 Yonge Street
                  Suite 900
                  Toronto, Ontario
                  Canada M2N 6X7

Item 29.          Management Services



                  None.


Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 11th of February, 2008.

                                        REGISTRANT: AIM VARIABLE INSURANCE FUNDS


                                        By: /s/ Philip A. Taylor
                                            ------------------------------------
                                            Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

        SIGNATURES                      TITLE                     DATE
        ----------                      -----                     ----
/s/ Philip A. Taylor              Trustee & President      February 11, 2008
--------------------------   (Principal Executive Office
(Philip A. Taylor)


/s/ Bob R. Baker*                       Trustee            February 11, 2008
--------------------------
(Bob R. Baker)


/s/ Frank S. Bayley*                    Trustee            February 11, 2008
--------------------------
(Frank S. Bayley)


/s/ James T. Bunch*                     Trustee            February 11, 2008
--------------------------
(James T. Bunch)


/s/ Bruce L. Crockett*              Chair & Trustee        February 11, 2008
--------------------------
(Bruce L. Crockett)


/s/ Albert R. Dowden*                   Trustee            February 11, 2008
--------------------------
(Albert R. Dowden)


/s/ Martin L. Flanagan                  Trustee            February 11, 2008
--------------------------
(Martin L. Flanagan)


/s/ Jack M. Fields*                     Trustee            February 11, 2008
--------------------------
(Jack M. Fields)


/s/ Carl Frischling*                    Trustee            February 11, 2008
--------------------------
(Carl Frischling)


/s/ Prema Mathai-Davis*                 Trustee            February 11, 2008
--------------------------
(Prema Mathai-Davis)


/s/ Lewis F. Pennock*                   Trustee            February 11, 2008
--------------------------
(Lewis F. Pennock)


/s/ Larry Soll*                         Trustee            February 11, 2008
--------------------------
(Larry Soll)

/s/ Raymond Stickel, Jr.*               Trustee            February 11, 2008
--------------------------
(Raymond Stickel, Jr.)


                              Vice President & Treasurer   February 11, 2008
/s/ Sidney M. Dilgren          (Principal Financial and
--------------------------        Accounting Officer)
     (Sidney M. Dilgren)


*By /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Attorney-in-Fact

* Philip A. Taylor, pursuant to powers of attorney filed in Registrant's Post-Effective Amendment No. 33 on April 27, 2007.

                                      INDEX


Exhibit
Number              Description
-------             -----------

a(1)(l)             Amendment No. 11, dated May 1, 2007, effective as of May 1,
                    2007, to Amended and Restated Agreement and Declaration of
                    Trust of Registrant

a(1)(m)             Form of Amendment No. 12, dated May 1, 2008, effective as of
                    May 1, 2008, to Amended and Restated Agreement and
                    Declaration of Trust of Registrant

b(1)(d)             Amendment No. 3, adopted effective January 1, 2008, to
                    Amended and Restated By-Laws of Registrant, dated effective
                    September 14, 2005

d(1)(p)             Amendment No. 15, dated May 1, 2007, to Master Investment
                    Advisory Agreement between Registrant and A I M Advisors,
                    Inc.

d(1)(q)             Amendment No. 16, dated July 1, 2007, to Master Investment
                    Advisory Agreement between Registrant and A I M Advisors,
                    Inc.

d(3)                Form of Master Intergroup Sub-Advisory Contract for Mutual
                    Funds, dated [May 1, 2008] between Invesco Aim Advisors,
                    Inc., on behalf of Registrant, and each of Invesco Asset
                    Management Deutschland GmbH, Invesco Asset Management Ltd.,
                    Invesco Asset Management (Japan) Limited, Invesco Australia
                    Limited, Invesco Global Asset Management (N.A.), Inc.,
                    Invesco Hong Kong Limited, Invesco Institutional (N.A.),
                    Inc., Invesco Senior Secured Management, Inc. and Invesco
                    Trimark Investment Management Inc.

e(1)(n)             Amendment No. 13, dated May 1, 2007, to First Amended and
                    Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.

g(3) Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc.

h(1)(e)             Amendment No. 4, dated May 1, 2007, to Third Amended and
                    Restated Master Administrative Services Agreement, dated
                    July 1, 2006, between Registrant and A I M Advisors, Inc.

h(2)(b)             Amendment No. 1, dated July 1, 2007, to the Amended and
                    Restated Transfer Agency and Service Agreement, dated July
                    1, 2006, between Registrant and AIM Investment Services,
                    Inc.

h(11)(f)            Amendment, dated November 1, 2007, to the Participation
                    Agreement dated September 21, 1996, between Registrant and
                    Pruco Life Insurance Company

h(15)(e)            Amendment, dated November 1, 2007, to the Participation
                    Agreement, dated February 14, 1997, between Registrant and
                    Pruco Life Insurance Company of New Jersey

h(26)(n)            Amendment No. 13, dated May 1, 2007, to the Participation
                    Agreement, dated February 17, 1998, between Registrant and
                    Sun Life Assurance Company of Canada (U.S.)

h(26)(o)            Amendment No. 14, dated August 1, 2007, to the Participation
                    Agreement, dated February 17, 1998, between Registrant and
                    Sun Life Assurance Company of Canada (U.S.)


h(29)(p)            - Amendment and Novation, dated May 1, 2007, to the
                    Participation Agreement, dated May 1, 1998, between
                    Registrant and Transamerica Life Insurance Company (formerly
                    PFL Life Insurance Company)

h(29)(q)            Amendment dated July 30, 2007, to the Participation
                    Agreement, dated May 1, 1998, between Registrant and
                    Transamerica Life Insurance Company (formerly PFL Life
                    Insurance Company)

h(31)(k)            Amendment No. 10, dated August 31, 2007, to the
                    Participation Agreement, dated June 1, 1998, between
                    Registrant and American General Life Insurance Company

h(34)(f)            Amendment, dated November 5, 2007, to the Participation
                    Agreement, dated July 1, 1998, between Registrant and The
                    Union Central Life Insurance Company

h(38)               Amended and Restated Participation Agreement, dated July 31,
                    2007, to the Participation Agreement, dated July 27, 1998, between Registrant, A I M Distributors, Inc., and
                    Commonwealth Annuity and Life Insurance Company (formerly
                    Allmerica Financial Life Insurance and Annuity Company)

h(40)(h)            Amendment No. 7, dated April 2, 2007, to the Participation
                    Agreement, dated October 15, 1998, between Registrant and
                    Lincoln Life & Annuity Insurance Company of New York

h(42)(d)            Amendment, dated May 1, 2006, to the Participation
                    Agreement, dated April 30, 1997, between Registrant and
                    Prudential Insurance Company of America

h(44)(d)            Amendment, dated January 1, 2008, to the Participation
                    Agreement, dated April 1, 1999, between Registrant and
                    Liberty Life Assurance Company of Boston

h(48)(c) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated August 21, 1999, between
                    Registrant and Life Investors Insurance Company of America

h(50)(i)            Amendment No. 8, dated May 1, 2006 to the Participation
                    Agreement, dated June 8, 1999, between Registrant and
                    Principal Life Insurance Company

h(51)(b)            Amendment No. 1, dated April 30, 2007, to the Participation
                    Agreement, dated June 14, 1999, between Registrant and
                    Security First Life Insurance Company

h(59)(d)            Amendment No. 3, dated February 27, 2007, to the
                    Participation Agreement, dated March 2, 2000, between
                    Registrant and Genworth Life and Annuity Insurance Company
                    (formerly, GE Life and Annuity Assurance Company)

h(65)(i)            Amendment No. 8, dated January 29, 2007, to the
                    Participation Agreement, dated April 17, 2000, between
                    Registrant and Sun Life Insurance and Annuity Company of New
                    York

h(65)(j)            Amendment No. 9, dated May 1, 2007, to the Participation
                    Agreement, dated April 17, 2000, between Registrant and Sun
                    Life Insurance and Annuity Company of New York

h(65)(k)            Amendment No. 10, dated August 1, 2007, to the Participation
                    Agreement, dated April 17, 2000, between Registrant and Sun
                    Life Insurance and Annuity Company of New York

h(69)(c)            Amendment No. 2, dated April 30, 2007, to the Participation
                    Agreement dated December 31, 1997, between Registrant and
                    First MetLife Investors Insurance Company (formerly, First
                    Cova Life Insurance Company)


h(70)(c) Amendment and Novation dated May 1, 2007, to the Participation Agreement, dated February 1, 2001, between
                    Registrant and People's Benefit Life Insurance Company

h(77)(d) Amendment and Novation dated May 1, 2007, to the Participation Agreement, dated April 30, 2001, between
                    Registrant and Western Reserve Life Assurance Co. of Ohio

h(84)(d) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 2002, between
                    Registrant and Transamerica Financial Life Insurance Company
                    (formerly, AUSA Life Insurance Company, Inc.)

h(84)(e)            Amendment, dated July 30, 2007, to the Participation
                    Agreement, dated May 1, 2002, between Registrant and
                    Transamerica Financial Life Insurance Company (formerly,
                    AUSA Life Insurance Company, Inc.)

h(91)(b)            Amendment, dated March 2, 2007, to the Participation
                    Agreement, dated September 1, 2005, between Registrant and
                    American National Insurance Company

h(98)(c)            Amendment No. 2, dated November 5, 2007, to the
                    Participation Agreement, dated April 30, 2004, between
                    Registrant and Ameritas Life Insurance Corporation
                    (formerly, Ameritas Variable life Insurance Company)

h(99)(c)            Amendment No. 1, effective November 5, 2007, to the
                    Participation Agreement, dated April 30, 2004, between
                    Registrant and Ameritas Life Insurance Corp.

h(104)(c)           Amendment No. 2, dated February 27, 2007, to the
                    Participation Agreement, dated March 2, 2003, between
                    Registrant and Genworth Life Insurance Company of New York
                    (formerly, GE Capital Life Assurance Company of New York)

h(113)(b)           Amendment No. 1, dated November 15, 2007, to the
                    Participation Agreement, dated April 30, 2004, between
                    Registrant, A I M Distributors, Inc., and First Great-West
                    Life & Annuity Insurance Company

h(114)(a)           Participation Agreement, dated April 30, 2004, between
                    Registrant, A I M Distributors, Inc., and Great-West Life &
                    Annuity Insurance Company

h(114)(d)           Amendment No. 3, dated November 15, 2007, to the
                    Participation Agreement, dated April 30, 2004, between
                    Registrant, A I M Distributors, Inc. and Great-West Life &
                    Annuity Insurance Company

h(120) Third Amended and Restated Memorandum of Agreement, dated as of July 1, 2007, between Registrant, on behalf of all funds, and A I M Advisors, Inc., regarding securities lending

h(121) Memorandum of Agreement, dated as of July 1, 2007, between Registrant, on behalf of certain funds, and A I M Advisors, Inc., regarding advisory fee waivers

h(122) Memorandum of Agreement, dated as of July 1, 2007, between Registrant, on behalf of all funds, and A I M Advisors, Inc., regarding expense limitations

h(123) Memorandum of Agreement, dated as of July 1, 2007, between Registrant, on behalf of all funds, and A I M Advisors, Inc., regarding Affiliated Money Market Fund waiver

j(1)                Consent of Ballard, Spahr, Andrews & Ingersoll, LLP

m(1)(n)             Amendment No. 13, to the Registrant's Master Distribution
                    Plan, dated May 1, 2007

p(3)                Code of Ethics relating to INVESCO Asset Management (Japan)
                    Limited


p(5)                Invesco Staff Ethics and Personal Share Dealing, dated April
                    2007, relating to Invesco Hong Kong Limited

p(6)                INVESCO PLC Code of Conduct, revised July 2006, AIM Trimark
                    Investments Addendum to the AMVESCAP Code of Conduct, revised April 2, 2007, Policy No. D-6 Gifts and
                    Entertainment, revised April 2007, and Policy No. D-7 AIM
                    Trimark Personal Trading Policy, revised March 2007, together the Code of Ethics relating to Invesco Trimark
                    Investment Management Inc.

p(7)                Code of Ethics relating to Invesco Asset Management
                    Deutschland

p(8)                Code of Ethics relating to Invesco Asset Management Limited

p(9)                INVESCO PLC Code of Conduct, revised July 2006, relating to
                    Invesco Australia Limited